Variable Separate Account

American General Life Insurance Company

2022

Annual Report

December 31, 2022

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and the Contract Owners of Variable Separate Account.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of Variable Separate Account indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022 or each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of Variable Separate Account as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the two years in the period ended December 31 2022 or each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Funds IS American High-Income Trust Class 3	American Funds IS Asset Allocation Fund Class 2	American Funds IS Asset Allocation Fund Class 3
American Funds IS Capital Income Builder Class 4	American Funds IS Global Growth Fund Class 2	American Funds IS Growth Fund Class 2
American Funds IS Growth Fund Class 3	American Funds IS Growth-Income Fund Class 2	American Funds IS Growth-Income Fund Class 3
American Funds IS International Fund Class 3	American Funds IS U.S. Government Securities Fund Class 3	American Funds IS Ultra-Short Bond Fund Class 3
AST SA PGI Asset Allocation Portfolio Class 2 (2) (6)	AST SA PGI Asset Allocation Portfolio Class 3 (2) (6)	BlackRock 60/40 Target Allocation ETF V.I. Fund Class III
BlackRock Global Allocation V.I. Fund Class III	AST SA PGI Asset Allocation Portfolio Class 1 (2)	Columbia VP Dividend Opportunity Fund Class 1
Columbia VP Emerging Markets Bond Fund Class 2	Columbia VP Income Opportunities Fund Class 1	Columbia VP Large Cap Growth Fund Class 1
Columbia VP Limited Duration Credit Fund Class 2	CTIVP® Principal Blue Chip Growth Fund Class 1	Columbia VP Select Mid Cap Growth Opportunity Fund Class 1
Columbia VP Overseas Core Fund Class 2	Columbia VP Small Company Growth Fund Class 1	Delaware Ivy VIP Asset Strategy Class II
FTVIP Franklin Allocation VIP Fund Class 1	FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Income VIP Fund Class 1
FTVIP Franklin Income VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2	Goldman Sachs VIT Government Money Market Fund Institutional Shares
Goldman Sachs VIT Government Money Market Fund Service Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	Goldman Sachs VIT Trend Driven Allocation Fund Service Shares
Invesco V.I. American Franchise Fund Series I	Invesco V.I. American Franchise Fund Series II	Invesco V.I. Balanced-Risk Allocation Fund Series II
Invesco V.I. Comstock Fund Series I	Invesco V.I. Comstock Fund Series II	Invesco V.I. Growth and Income Fund Series I
Invesco V.I. Growth and Income Fund Series II	Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Fundamental Equity Portfolio Class VC
Lord Abbett Growth and Income Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC	Lord Abbett Short Duration Income Portfolio Class VC

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, TX 77002

T: (713) 356 4000, F: (713) 356 4717, www.pwc.com/us

Morgan Stanley VIF Global Infrastructure Portfolio Class II	Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	PIMCO All Asset Portfolio Advisor Class
PIMCO Dynamic Bond Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Institutional Class (1)
PIMCO Total Return Portfolio Advisor Class	PIMCO Total Return Portfolio Institutional Class	PVC Core Plus Bond Account Class 1
PVC Diversified International Account Class 1	PVC Equity Income Account Class 1	PVC Equity Income Account Class 2
PVC Government & High Quality Bond Account Class 1	PVC Large Cap Growth Account I Class 1	PVC MidCap Account Class 1
PVC MidCap Account Class 2	PVC Principal Capital Appreciation Account Class 1	PVC Principal Capital Appreciation Account Class 2
PVC Real Estate Securities Account Class 1	PVC Real Estate Securities Account Class 2	PVC SAM Balanced Portfolio Class 1
PVC SAM Balanced Portfolio Class 2	PVC SAM Conservative Balanced Portfolio Class 1	PVC SAM Conservative Balanced Portfolio Class 2
PVC SAM Conservative Growth Portfolio Class 1	PVC SAM Conservative Growth Portfolio Class 2	PVC SAM Flexible Income Portfolio Class 1
PVC SAM Flexible Income Portfolio Class 2	PVC SAM Strategic Growth Portfolio Class 1	PVC SAM Strategic Growth Portfolio Class 2
PVC Short-Term Income Account Class 1	PVC SmallCap Account Class 1	PVC SmallCap Account Class 2
SAST SA AB Growth Portfolio Class 1	SAST SA AB Growth Portfolio Class 2	SAST SA AB Growth Portfolio Class 3
SAST SA AB Small & Mid Cap Value Portfolio Class 1	SAST SA AB Small & Mid Cap Value Portfolio Class 2	SAST SA AB Small & Mid Cap Value Portfolio Class 3
SAST SA American Funds Asset Allocation Portfolio Class 1	SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA American Funds Global Growth Portfolio Class 1
SAST SA American Funds Global Growth Portfolio Class 3	SAST SA American Funds Growth Portfolio Class 1	SAST SA American Funds Growth Portfolio Class 3
SAST SA American Funds Growth-Income Portfolio Class 1	SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA American Funds VCP Managed Allocation Portfolio Class 1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA Columbia Technology Portfolio Class 1 (4) (6)
SAST SA Columbia Technology Portfolio Class 2 (4) (6)	SAST SA Columbia Technology Portfolio Class 3 (4) (6)	SAST SA DFA Ultra Short Bond Portfolio Class 1
SAST SA DFA Ultra Short Bond Portfolio Class 2	SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA Emerging Markets Equity Index Portfolio Class 1
SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA Federated Hermes Corporate Bond Portfolio Class 2
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3
SAST SA Fixed Income Index Portfolio Class 1	SAST SA Fixed Income Index Portfolio Class 3	SAST SA Fixed Income Intermediate Index Portfolio Class 1
SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Small Company Value Portfolio Class 1	SAST SA Franklin Small Company Value Portfolio Class 3
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3
SAST SA Franklin Tactical Opportunities Portfolio Class 1	SAST SA Franklin Tactical Opportunities Portfolio Class 3	VALIC Company I Small Cap Index Fund
VALIC Company I stock index Fund	SAST SA Global Index Allocation 60/40 Portfolio Class 1	SAST SA Global Index Allocation 60/40 Portfolio Class 3
SAST SA Global Index Allocation 75/25 Portfolio Class 1	SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA Global Index Allocation 90/10 Portfolio Class 1
SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA Goldman Sachs Global Bond Portfolio Class 1	SAST SA Goldman Sachs Global Bond Portfolio Class 2
SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3

SAST SA Index Allocation 60/40 Portfolio Class 1	SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA Index Allocation 80/20 Portfolio Class 1
SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Index Allocation 90/10 Portfolio Class 1	SAST SA Index Allocation 90/10 Portfolio Class 3
SAST SA International Index Portfolio Class 1	SAST SA International Index Portfolio Class 3	SAST SA Invesco Growth Opportunities Portfolio Class 1
SAST SA Invesco Growth Opportunities Portfolio Class 2	SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA Invesco Main Street Large Cap Portfolio Class 1
SAST SA Invesco Main Street Large Cap Portfolio Class 2	SAST SA Invesco Main Street Large Cap Portfolio Class 3	SAST SA Invesco VCP Equity-Income Portfolio Class 1 (3) (6)
SAST SA Invesco VCP Equity-Income Portfolio Class 3 (3) (6)	SAST SA Janus Focused Growth Portfolio Class 1	SAST SA Janus Focused Growth Portfolio Class 2
SAST SA Janus Focused Growth Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 1 (2)	SAST SA JPMorgan Diversified Balanced Portfolio Class 2 (2)
SAST SA JPMorgan Diversified Balanced Portfolio Class 3 (2)	SAST SA JPMorgan Emerging Markets Portfolio Class 1	SAST SA JPMorgan Emerging Markets Portfolio Class 2
SAST SA JPMorgan Emerging Markets Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 1	SAST SA JPMorgan Equity-Income Portfolio Class 2
SAST SA JPMorgan Equity-Income Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 1	SAST SA JPMorgan Global Equities Portfolio Class 2
SAST SA JPMorgan Global Equities Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 2
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 1	SAST SA Large Cap Growth Index Portfolio Class 3
SAST SA Large Cap Index Portfolio Class 1	SAST SA Large Cap Index Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 1
SAST SA Large Cap Value Index Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 2
SAST SA MFS Blue Chip Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 2
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 2
SAST SA MFS Total Return Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 1	SAST SA Mid Cap Index Portfolio Class 3
SAST SA Morgan Stanley International Equities Portfolio Class 1	SAST SA Morgan Stanley International Equities Portfolio Class 2	SAST SA Morgan Stanley International Equities Portfolio Class 3
SAST SA PIMCO RAE International Value Portfolio Class 1	SAST SA PIMCO RAE International Value Portfolio Class 2	SAST SA PIMCO RAE International Value Portfolio Class 3
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 1
SAST SA PineBridge High-Yield Bond Portfolio Class 2	SAST SA PineBridge High-Yield Bond Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 1
SAST SA Putnam International Growth and Income Portfolio Class 2	SAST SA Putnam International Growth and Income Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 1
SAST SA Schroders VCP Global Allocation Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 1	SAST SA Small Cap Index Portfolio Class 3
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 1	SAST SA VCP Dynamic Allocation Portfolio Class 3
SAST SA VCP Dynamic Strategy Portfolio Class 1	SAST SA VCP Dynamic Strategy Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 1
SAST SA VCP Index Allocation Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 1 (4)	SAST SA Wellington Capital Appreciation Portfolio Class 2 (4)
SAST SA Wellington Capital Appreciation Portfolio Class 3 (4)	SAST SA Wellington Government and Quality Bond Portfolio Class 1	SAST SA Wellington Government and Quality Bond Portfolio Class 2
SAST SA Wellington Government and Quality Bond Portfolio Class 3	SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3
SAST SA WellsCap Aggressive Growth Portfolio Class 1 (5) (6)	SAST SA WellsCap Aggressive Growth Portfolio Class 2 (5) (6)	SAST SA WellsCap Aggressive Growth Portfolio Class 3 (5) (6)

SST SA Allocation Balanced Portfolio Class 1	SST SA Allocation Balanced Portfolio Class 3	SST SA Allocation Growth Portfolio Class 1
SST SA Allocation Growth Portfolio Class 3	SST SA Allocation Moderate Growth Portfolio Class 1	SST SA Allocation Moderate Growth Portfolio Class 3
SST SA Allocation Moderate Portfolio Class 1	SST SA Allocation Moderate Portfolio Class 3	SST SA Columbia Focused Value Portfolio Class 3
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	SST SA Multi-Managed International Equity Portfolio Class 3	SST SA Multi-Managed Large Cap Growth Portfolio Class 3
SST SA Multi-Managed Large Cap Value Portfolio Class 3	SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	SST SA Multi-Managed Mid Cap Value Portfolio Class 3
SST SA Multi-Managed Small Cap Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
SST SA T. Rowe Price Growth Stock Portfolio Class 3	SST SA American Century Inflation Protection Portfolio Class 1	SST SA American Century Inflation Protection Portfolio Class 3
VALIC Company I International Equities Index Fund	VALIC Company I International Socially Responsible Fund	VALIC Company I Mid Cap Index Fund
VALIC Company I Nasdaq-100 Index Fund	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1

(1)	There is no respective statement of assets and liabilities and statement of operations and changes in net assets, since there was no activity for the periods presented.
(2)	The AST SA PGI Asset Allocation Portfolio, in operation for the period January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA JPMorgan Diversified Balanced Portfolio
(3)	The SAST SA Invesco VCP Equity-Income Portfolio, in operation for the period January 1, 2021 to May 3, 2021 (cessation of operations) merged into the SAST SA VCP Dynamic Strategy Portfolio
(4)	The SAST SA Columbia Technology Portfolio, in operation for the period January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Capital Appreciation Portfolio
(5)	The SAST SA WellsCap Aggressive Growth Portfolio, in operation for the period January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA JPMorgan Mid-Cap Growth Portfolio
(6)	Where there was a cessation of operations, only a statement of operations and changes in net assets is included for the respective periods presented.

Basis for Opinions

These financial statements are the responsibility of American General Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of Variable Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of Variable Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents of the investee mutual funds and the custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

April 25, 2023

We have served as the auditor of one or more of the sub-accounts of AIG Life and Retirement Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
American Funds IS American High-Income Trust Class 3	$8,462,224	$—	$8,462,224	$265,171	$8,197,053	$8,462,224
American Funds IS Asset Allocation Fund Class 2	46,035,976	—	46,035,976	349,483	45,686,493	46,035,976
American Funds IS Asset Allocation Fund Class 3	28,206,780	—	28,206,780	769,675	27,437,105	28,206,780
American Funds IS Capital Income Builder Class 4	2,500,979	—	2,500,979	—	2,500,979	2,500,979
American Funds IS Global Growth Fund Class 2	134,947,415	—	134,947,415	1,960,032	132,987,383	134,947,415
American Funds IS Growth Fund Class 2	242,695,292	43	242,695,335	3,153,096	239,542,239	242,695,335
American Funds IS Growth Fund Class 3	187,911,811	—	187,911,811	9,177,726	178,734,085	187,911,811
American Funds IS Growth-Income Fund Class 2	208,775,356	—	208,775,356	2,681,476	206,093,880	208,775,356
American Funds IS Growth-Income Fund Class 3	124,724,884	—	124,724,884	4,405,116	120,319,768	124,724,884
American Funds IS International Fund Class 3	15,475,218	—	15,475,218	455,391	15,019,827	15,475,218
American Funds IS U.S. Government Securities Fund Class 3	6,507,952	—	6,507,952	78,027	6,429,925	6,507,952
American Funds IS Ultra-Short Bond Fund Class 3	4,328,939	—	4,328,939	63,753	4,265,186	4,328,939
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	344,503	—	344,503	—	344,503	344,503
BlackRock Global Allocation V.I. Fund Class III	599,651	—	599,651	—	599,651	599,651
Columbia VP Dividend Opportunity Fund Class 1	1,520,603	—	1,520,603	—	1,520,603	1,520,603
Columbia VP Emerging Markets Bond Fund Class 2	69,999	—	69,999	—	69,999	69,999
Columbia VP Income Opportunities Fund Class 1	6,155,476	—	6,155,476	25,347	6,130,129	6,155,476
Columbia VP Large Cap Growth Fund Class 1	17,942,900	—	17,942,900	186,626	17,756,274	17,942,900
Columbia VP Limited Duration Credit Fund Class 2	213,146	—	213,146	—	213,146	213,146
Columbia VP Overseas Core Fund Class 2	1,119,169	—	1,119,169	—	1,119,169	1,119,169
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	284,840	—	284,840	—	284,840	284,840
Columbia VP Small Company Growth Fund Class 1	506,876	—	506,876	—	506,876	506,876
CTIVP® Principal Blue Chip Growth Fund Class 1	1,670,678	—	1,670,678	—	1,670,678	1,670,678
Delaware Ivy VIP Asset Strategy Class II	262,049	—	262,049	—	262,049	262,049
FTVIP Franklin Allocation VIP Fund Class 1	13,763	—	13,763	—	13,763	13,763
FTVIP Franklin Allocation VIP Fund Class 2	30,941,304	—	30,941,304	33,669	30,907,635	30,941,304
FTVIP Franklin Income VIP Fund Class 1	2,203,613	—	2,203,613	—	2,203,613	2,203,613
FTVIP Franklin Income VIP Fund Class 2	123,668,043	—	123,668,043	266,377	123,401,666	123,668,043
FTVIP Franklin Strategic Income VIP Fund Class 2	929,141	—	929,141	—	929,141	929,141
Goldman Sachs VIT Government Money Market Fund Institutional Shares	10,841,980	—	10,841,980	361,241	10,480,739	10,841,980
Goldman Sachs VIT Government Money Market Fund Service Shares	328,951,511	—	328,951,511	484,660	328,466,851	328,951,511
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	399,235	—	399,235	—	399,235	399,235
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	12,678	—	12,678	—	12,678	12,678
Invesco V.I. American Franchise Fund Series I	59,808	—	59,808	—	59,808	59,808
Invesco V.I. American Franchise Fund Series II	87,831,916	—	87,831,916	124,113	87,707,803	87,831,916
Invesco V.I. Balanced-Risk Allocation Fund Series II	628,487	—	628,487	—	628,487	628,487
Invesco V.I. Comstock Fund Series I	318,660	—	318,660	—	318,660	318,660
Invesco V.I. Comstock Fund Series II	298,819,348	—	298,819,348	967,964	297,851,384	298,819,348
Invesco V.I. Growth and Income Fund Series I	1,189,080	—	1,189,080	—	1,189,080	1,189,080
Invesco V.I. Growth and Income Fund Series II	322,688,154	565	322,688,719	944,635	321,744,084	322,688,719
Lord Abbett Bond Debenture Portfolio Class VC	820,505	—	820,505	—	820,505	820,505
Lord Abbett Fundamental Equity Portfolio Class VC	95,951	—	95,951	—	95,951	95,951
Lord Abbett Growth and Income Portfolio Class VC	138,596,874	483	138,597,357	551,711	138,045,646	138,597,357
Lord Abbett Mid Cap Stock Portfolio Class VC	10,599,555	—	10,599,555	64,599	10,534,956	10,599,555
Lord Abbett Short Duration Income Portfolio Class VC	1,708,875	—	1,708,875	—	1,708,875	1,708,875
Morgan Stanley VIF Global Infrastructure Portfolio Class II	705,825	—	705,825	—	705,825	705,825
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	429,671	—	429,671	—	429,671	429,671
PIMCO All Asset Portfolio Advisor Class	16,151	—	16,151	—	16,151	16,151
PIMCO Dynamic Bond Portfolio Advisor Class	742,053	—	742,053	—	742,053	742,053
PIMCO Emerging Markets Bond Portfolio Advisor Class	2,711,377	—	2,711,377	—	2,711,377	2,711,377
PIMCO Total Return Portfolio Advisor Class	168,946,623	—	168,946,623	—	168,946,623	168,946,623
PIMCO Total Return Portfolio Institutional Class	1,165,100	—	1,165,100	—	1,165,100	1,165,100
PVC Core Plus Bond Account Class 1	3,094,671	—	3,094,671	38,082	3,056,589	3,094,671
PVC Diversified International Account Class 1	644,211	—	644,211	9,462	634,749	644,211
PVC Equity Income Account Class 1	9,578,221	—	9,578,221	64,365	9,513,856	9,578,221
PVC Equity Income Account Class 2	5,548,304	—	5,548,304	—	5,548,304	5,548,304
PVC Government & High Quality Bond Account Class 1	1,371,544	—	1,371,544	3,930	1,367,614	1,371,544
PVC Large Cap Growth Account I Class 1	998,034	—	998,034	—	998,034	998,034
PVC MidCap Account Class 1	1,477,768	—	1,477,768	4,345	1,473,423	1,477,768
PVC MidCap Account Class 2	489,202	—	489,202	—	489,202	489,202
PVC Principal Capital Appreciation Account Class 1	9,790,906	—	9,790,906	59,493	9,731,413	9,790,906
PVC Principal Capital Appreciation Account Class 2	1,788,868	—	1,788,868	—	1,788,868	1,788,868
PVC Real Estate Securities Account Class 1	381,385	—	381,385	—	381,385	381,385
PVC Real Estate Securities Account Class 2	195,906	—	195,906	—	195,906	195,906
PVC SAM Balanced Portfolio Class 1	20,807,097	—	20,807,097	4,957	20,802,140	20,807,097
PVC SAM Balanced Portfolio Class 2	17,418,067	—	17,418,067	16,301	17,401,766	17,418,067
PVC SAM Conservative Balanced Portfolio Class 1	2,063,703	—	2,063,703	52,696	2,011,007	2,063,703
PVC SAM Conservative Balanced Portfolio Class 2	1,672,998	—	1,672,998	91,486	1,581,512	1,672,998
PVC SAM Conservative Growth Portfolio Class 1	10,861,521	—	10,861,521	168,777	10,692,744	10,861,521
PVC SAM Conservative Growth Portfolio Class 2	10,415,098	—	10,415,098	593,691	9,821,407	10,415,098

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
PVC SAM Flexible Income Portfolio Class 1	$2,435,365	$—	$2,435,365	$16,610	$2,418,755	$2,435,365
PVC SAM Flexible Income Portfolio Class 2	2,947,040	—	2,947,040	23,421	2,923,619	2,947,040
PVC SAM Strategic Growth Portfolio Class 1	2,608,838	—	2,608,838	5,550	2,603,288	2,608,838
PVC SAM Strategic Growth Portfolio Class 2	4,103,538	—	4,103,538	—	4,103,538	4,103,538
PVC Short-Term Income Account Class 1	1,077,588	—	1,077,588	29,040	1,048,548	1,077,588
PVC SmallCap Account Class 1	403,440	—	403,440	1,195	402,245	403,440
PVC SmallCap Account Class 2	267,713	—	267,713	—	267,713	267,713
SST SA Allocation Balanced Portfolio Class 1	66,756	—	66,756	—	66,756	66,756
SST SA Allocation Balanced Portfolio Class 3	146,001,778	—	146,001,778	20,519	145,981,259	146,001,778
SST SA Allocation Growth Portfolio Class 1	4,087,123	—	4,087,123	—	4,087,123	4,087,123
SST SA Allocation Growth Portfolio Class 3	241,918,979	—	241,918,979	17,740	241,901,239	241,918,979
SST SA Allocation Moderate Growth Portfolio Class 1	300,596	—	300,596	—	300,596	300,596
SST SA Allocation Moderate Growth Portfolio Class 3	211,697,344	—	211,697,344	8,880	211,688,464	211,697,344
SST SA Allocation Moderate Portfolio Class 1	185,820	—	185,820	—	185,820	185,820
SST SA Allocation Moderate Portfolio Class 3	168,532,888	—	168,532,888	19,214	168,513,674	168,532,888
SST SA American Century Inflation Protection Portfolio Class 1	163,557	—	163,557	—	163,557	163,557
SST SA American Century Inflation Protection Portfolio Class 3	284,534,597	—	284,534,597	45,061	284,489,536	284,534,597
SST SA Columbia Focused Value Portfolio Class 3	78,784	—	78,784	—	78,784	78,784
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	149,299	—	149,299	—	149,299	149,299
SST SA Multi-Managed International Equity Portfolio Class 3	296,597	—	296,597	—	296,597	296,597
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	508,697	—	508,697	—	508,697	508,697
SST SA Multi-Managed Large Cap Value Portfolio Class 3	168,630	—	168,630	—	168,630	168,630
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	222,349	—	222,349	—	222,349	222,349
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	271,739	—	271,739	—	271,739	271,739
SST SA Multi-Managed Small Cap Portfolio Class 3	186,943	—	186,943	—	186,943	186,943
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	284,918	—	284,918	—	284,918	284,918
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	88,161,258	—	88,161,258	—	88,161,258	88,161,258
SST SA T. Rowe Price Growth Stock Portfolio Class 3	371,510	—	371,510	—	371,510	371,510
SAST SA AB Growth Portfolio Class 1	350,092,527	—	350,092,527	6,467,817	343,624,710	350,092,527
SAST SA AB Growth Portfolio Class 2	41,088,996	—	41,088,996	334,354	40,754,642	41,088,996
SAST SA AB Growth Portfolio Class 3	416,671,540	(118)	416,671,422	1,690,241	414,981,181	416,671,422
SAST SA AB Small & Mid Cap Value Portfolio Class 1	634,606	—	634,606	—	634,606	634,606
SAST SA AB Small & Mid Cap Value Portfolio Class 2	8,458,184	2,264	8,460,448	83,337	8,377,111	8,460,448
SAST SA AB Small & Mid Cap Value Portfolio Class 3	300,963,512	322	300,963,834	570,592	300,393,242	300,963,834
SAST SA American Funds Asset Allocation Portfolio Class 1	7,468,299	—	7,468,299	—	7,468,299	7,468,299
SAST SA American Funds Asset Allocation Portfolio Class 3	1,469,885,240	—	1,469,885,240	336,940	1,469,548,300	1,469,885,240
SAST SA American Funds Global Growth Portfolio Class 1	1,022,038	—	1,022,038	—	1,022,038	1,022,038
SAST SA American Funds Global Growth Portfolio Class 3	324,538,833	—	324,538,833	285,923	324,252,910	324,538,833
SAST SA American Funds Growth Portfolio Class 1	1,668,026	—	1,668,026	—	1,668,026	1,668,026
SAST SA American Funds Growth Portfolio Class 3	634,852,756	—	634,852,756	314,859	634,537,897	634,852,756
SAST SA American Funds Growth-Income Portfolio Class 1	1,540,308	—	1,540,308	—	1,540,308	1,540,308
SAST SA American Funds Growth-Income Portfolio Class 3	327,509,080	—	327,509,080	567,388	326,941,692	327,509,080
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	961,542	—	961,542	—	961,542	961,542
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	1,568,854,955	—	1,568,854,955	323,350	1,568,531,605	1,568,854,955
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	46,222	—	46,222	—	46,222	46,222
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	38,752,738	—	38,752,738	—	38,752,738	38,752,738
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	692,089	—	692,089	—	692,089	692,089
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	578,266,266	—	578,266,266	11,932	578,254,334	578,266,266
SAST SA DFA Ultra Short Bond Portfolio Class 1	21,855,545	—	21,855,545	1,008,444	20,847,101	21,855,545
SAST SA DFA Ultra Short Bond Portfolio Class 2	7,640,584	(50)	7,640,534	1,544,399	6,096,135	7,640,534
SAST SA DFA Ultra Short Bond Portfolio Class 3	183,831,101	—	183,831,101	3,119,659	180,711,442	183,831,101
SAST SA Emerging Markets Equity Index Portfolio Class 1	100,163	—	100,163	—	100,163	100,163
SAST SA Emerging Markets Equity Index Portfolio Class 3	13,125,286	—	13,125,286	—	13,125,286	13,125,286
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	37,172,457	—	37,172,457	487,972	36,684,485	37,172,457
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	11,100,315	329	11,100,644	232,573	10,868,071	11,100,644
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	656,709,936	145	656,710,081	561,589	656,148,492	656,710,081
SAST SA Fidelity Institutional AM® International Growth Class 1	217,893	—	217,893	—	217,893	217,893
SAST SA Fidelity Institutional AM® International Growth Class 3	8,196,967	—	8,196,967	—	8,196,967	8,196,967
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	13,973,782	—	13,973,782	205,939	13,767,843	13,973,782
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	3,094,012	—	3,094,012	1,335	3,092,677	3,094,012
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	124,534,660	64	124,534,724	263,206	124,271,518	124,534,724
SAST SA Fixed Income Index Portfolio Class 1	45,824	—	45,824	—	45,824	45,824
SAST SA Fixed Income Index Portfolio Class 3	60,802,458	—	60,802,458	115,228	60,687,230	60,802,458
SAST SA Fixed Income Intermediate Index Portfolio Class 1	12,734	—	12,734	—	12,734	12,734
SAST SA Fixed Income Intermediate Index Portfolio Class 3	30,166,808	—	30,166,808	57,888	30,108,920	30,166,808
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	275,770,611	—	275,770,611	3,732,779	272,037,832	275,770,611
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	39,214,130	8,059	39,222,189	456,671	38,765,518	39,222,189
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	316,980,351	—	316,980,351	920,603	316,059,748	316,980,351
SAST SA Franklin Small Company Value Portfolio Class 1	93,065	—	93,065	—	93,065	93,065
SAST SA Franklin Small Company Value Portfolio Class 3	129,227,736	202	129,227,938	60,381	129,167,557	129,227,938

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	$51,235	$—	$51,235	$—	$51,235	$51,235
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	6,789,885	—	6,789,885	—	6,789,885	6,789,885
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	21,476,642	—	21,476,642	277,325	21,199,317	21,476,642
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	4,998,979	—	4,998,979	98,500	4,900,479	4,998,979
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	152,675,006	—	152,675,006	11,217	152,663,789	152,675,006
SAST SA Franklin Tactical Opportunities Portfolio Class 1	68,275	—	68,275	—	68,275	68,275
SAST SA Franklin Tactical Opportunities Portfolio Class 3	64,638,935	—	64,638,935	—	64,638,935	64,638,935
SAST SA Global Index Allocation 60/40 Portfolio Class 1	85,725	—	85,725	—	85,725	85,725
SAST SA Global Index Allocation 60/40 Portfolio Class 3	55,877,444	—	55,877,444	—	55,877,444	55,877,444
SAST SA Global Index Allocation 75/25 Portfolio Class 1	100,383	—	100,383	—	100,383	100,383
SAST SA Global Index Allocation 75/25 Portfolio Class 3	57,975,040	—	57,975,040	180,535	57,794,505	57,975,040
SAST SA Global Index Allocation 90/10 Portfolio Class 1	3,579,998	—	3,579,998	—	3,579,998	3,579,998
SAST SA Global Index Allocation 90/10 Portfolio Class 3	215,384,933	—	215,384,933	—	215,384,933	215,384,933
SAST SA Goldman Sachs Global Bond Portfolio Class 1	12,298,874	—	12,298,874	158,188	12,140,686	12,298,874
SAST SA Goldman Sachs Global Bond Portfolio Class 2	2,952,649	—	2,952,649	64,859	2,887,790	2,952,649
SAST SA Goldman Sachs Global Bond Portfolio Class 3	173,623,698	—	173,623,698	111,279	173,512,419	173,623,698
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	6,050	—	6,050	—	6,050	6,050
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	25,552,863	—	25,552,863	—	25,552,863	25,552,863
SAST SA Index Allocation 60/40 Portfolio Class 1	309,702	—	309,702	—	309,702	309,702
SAST SA Index Allocation 60/40 Portfolio Class 3	163,643,018	—	163,643,018	42,086	163,600,932	163,643,018
SAST SA Index Allocation 80/20 Portfolio Class 1	1,925,282	—	1,925,282	—	1,925,282	1,925,282
SAST SA Index Allocation 80/20 Portfolio Class 3	305,021,683	—	305,021,683	573,957	304,447,726	305,021,683
SAST SA Index Allocation 90/10 Portfolio Class 1	7,930,353	—	7,930,353	—	7,930,353	7,930,353
SAST SA Index Allocation 90/10 Portfolio Class 3	848,552,672	—	848,552,672	9,795	848,542,877	848,552,672
SAST SA International Index Portfolio Class 1	1,069,777	—	1,069,777	—	1,069,777	1,069,777
SAST SA International Index Portfolio Class 3	19,940,353	—	19,940,353	71,795	19,868,558	19,940,353
SAST SA Invesco Growth Opportunities Portfolio Class 1	6,351,748	—	6,351,748	57,285	6,294,463	6,351,748
SAST SA Invesco Growth Opportunities Portfolio Class 2	2,324,188	—	2,324,188	48,122	2,276,066	2,324,188
SAST SA Invesco Growth Opportunities Portfolio Class 3	109,127,892	—	109,127,892	33,159	109,094,733	109,127,892
SAST SA Invesco Main Street Large Cap Portfolio Class 1	20,627,216	—	20,627,216	627,103	20,000,113	20,627,216
SAST SA Invesco Main Street Large Cap Portfolio Class 2	2,870,999	—	2,870,999	49,420	2,821,579	2,870,999
SAST SA Invesco Main Street Large Cap Portfolio Class 3	59,249,366	—	59,249,366	172,151	59,077,215	59,249,366
SAST SA Janus Focused Growth Portfolio Class 1	11,216,948	—	11,216,948	89,885	11,127,063	11,216,948
SAST SA Janus Focused Growth Portfolio Class 2	6,532,954	—	6,532,954	65,420	6,467,534	6,532,954
SAST SA Janus Focused Growth Portfolio Class 3	107,989,498	—	107,989,498	43,787	107,945,711	107,989,498
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	98,390,143	—	98,390,143	2,235,682	96,154,461	98,390,143
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	17,627,301	(323)	17,626,978	279,156	17,347,822	17,626,978
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	183,448,512	—	183,448,512	243,063	183,205,449	183,448,512
SAST SA JPMorgan Emerging Markets Portfolio Class 1	11,536,400	—	11,536,400	121,733	11,414,667	11,536,400
SAST SA JPMorgan Emerging Markets Portfolio Class 2	2,242,419	—	2,242,419	19,225	2,223,194	2,242,419
SAST SA JPMorgan Emerging Markets Portfolio Class 3	85,468,581	59	85,468,640	139,789	85,328,851	85,468,640
SAST SA JPMorgan Equity-Income Portfolio Class 1	113,914,930	—	113,914,930	1,704,190	112,210,740	113,914,930
SAST SA JPMorgan Equity-Income Portfolio Class 2	10,205,445	—	10,205,445	67,727	10,137,718	10,205,445
SAST SA JPMorgan Equity-Income Portfolio Class 3	196,395,500	—	196,395,500	416,250	195,979,250	196,395,500
SAST SA JPMorgan Global Equities Portfolio Class 1	29,311,318	—	29,311,318	355,303	28,956,015	29,311,318
SAST SA JPMorgan Global Equities Portfolio Class 2	2,473,477	—	2,473,477	38,917	2,434,560	2,473,477
SAST SA JPMorgan Global Equities Portfolio Class 3	35,368,607	—	35,368,607	57,311	35,311,296	35,368,607
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	30,034,248	—	30,034,248	462,919	29,571,329	30,034,248
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	5,141,003	—	5,141,003	71,440	5,069,563	5,141,003
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	530,372,133	—	530,372,133	177,337	530,194,796	530,372,133
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	53,768,999	—	53,768,999	874,665	52,894,334	53,768,999
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	13,943,040	—	13,943,040	46,108	13,896,932	13,943,040
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	252,762,932	—	252,762,932	199,814	252,563,118	252,762,932
SAST SA Large Cap Growth Index Portfolio Class 1	596,214	—	596,214	—	596,214	596,214
SAST SA Large Cap Growth Index Portfolio Class 3	29,927,128	—	29,927,128	10,314	29,916,814	29,927,128
SAST SA Large Cap Index Portfolio Class 1	2,813,186	—	2,813,186	—	2,813,186	2,813,186
SAST SA Large Cap Index Portfolio Class 3	64,557,407	—	64,557,407	204,790	64,352,617	64,557,407
SAST SA Large Cap Value Index Portfolio Class 1	658,550	—	658,550	—	658,550	658,550
SAST SA Large Cap Value Index Portfolio Class 3	36,590,538	—	36,590,538	13,164	36,577,374	36,590,538
SAST SA MFS Blue Chip Growth Portfolio Class 1	7,237,256	—	7,237,256	52,043	7,185,213	7,237,256
SAST SA MFS Blue Chip Growth Portfolio Class 2	2,498,175	—	2,498,175	—	2,498,175	2,498,175
SAST SA MFS Blue Chip Growth Portfolio Class 3	103,433,688	—	103,433,688	165,983	103,267,705	103,433,688
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	38,726,054	—	38,726,054	1,134,121	37,591,933	38,726,054
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	6,310,093	—	6,310,093	44,046	6,266,047	6,310,093
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	180,380,959	—	180,380,959	127,324	180,253,635	180,380,959
SAST SA MFS Total Return Portfolio Class 1	83,170,971	—	83,170,971	1,077,098	82,093,873	83,170,971
SAST SA MFS Total Return Portfolio Class 2	17,902,085	—	17,902,085	123,653	17,778,432	17,902,085
SAST SA MFS Total Return Portfolio Class 3	191,224,452	—	191,224,452	703,270	190,521,182	191,224,452
SAST SA Mid Cap Index Portfolio Class 1	448,604	—	448,604	—	448,604	448,604
SAST SA Mid Cap Index Portfolio Class 3	47,060,604	—	47,060,604	566	47,060,038	47,060,604

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
SAST SA Morgan Stanley International Equities Portfolio Class 1	$19,070,867	$—	$19,070,867	$377,853	$18,693,014	$19,070,867
SAST SA Morgan Stanley International Equities Portfolio Class 2	5,983,907	—	5,983,907	92,814	5,891,093	5,983,907
SAST SA Morgan Stanley International Equities Portfolio Class 3	85,495,944	184	85,496,128	119,797	85,376,331	85,496,128
SAST SA PIMCO RAE International Value Portfolio Class 1	101,437	—	101,437	—	101,437	101,437
SAST SA PIMCO RAE International Value Portfolio Class 2	7,632,433	—	7,632,433	102,832	7,529,601	7,632,433
SAST SA PIMCO RAE International Value Portfolio Class 3	240,717,919	—	240,717,919	278,056	240,439,863	240,717,919
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	50,314	—	50,314	—	50,314	50,314
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	849,522,148	—	849,522,148	115,409	849,406,739	849,522,148
SAST SA PineBridge High-Yield Bond Portfolio Class 1	24,237,406	—	24,237,406	353,648	23,883,758	24,237,406
SAST SA PineBridge High-Yield Bond Portfolio Class 2	5,431,504	772	5,432,276	99,246	5,333,030	5,432,276
SAST SA PineBridge High-Yield Bond Portfolio Class 3	74,369,353	—	74,369,353	261,126	74,108,227	74,369,353
SAST SA Putnam International Growth and Income Portfolio Class 1	17,761,505	—	17,761,505	201,564	17,559,941	17,761,505
SAST SA Putnam International Growth and Income Portfolio Class 2	4,475,062	—	4,475,062	9,674	4,465,388	4,475,062
SAST SA Putnam International Growth and Income Portfolio Class 3	72,860,404	490	72,860,894	130,464	72,730,430	72,860,894
SAST SA Schroders VCP Global Allocation Portfolio Class 1	231,134	—	231,134	—	231,134	231,134
SAST SA Schroders VCP Global Allocation Portfolio Class 3	393,035,155	—	393,035,155	8,910	393,026,245	393,035,155
SAST SA Small Cap Index Portfolio Class 1	407,239	—	407,239	—	407,239	407,239
SAST SA Small Cap Index Portfolio Class 3	39,818,011	—	39,818,011	63,943	39,754,068	39,818,011
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	373,044	—	373,044	—	373,044	373,044
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	376,668,687	—	376,668,687	—	376,668,687	376,668,687
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	233,339	—	233,339	—	233,339	233,339
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	1,119,730,799	—	1,119,730,799	96,007	1,119,634,792	1,119,730,799
SAST SA VCP Dynamic Allocation Portfolio Class 1	418,712	—	418,712	—	418,712	418,712
SAST SA VCP Dynamic Allocation Portfolio Class 3	6,104,053,442	—	6,104,053,442	1,427,422	6,102,626,020	6,104,053,442
SAST SA VCP Dynamic Strategy Portfolio Class 1	660,713	—	660,713	—	660,713	660,713
SAST SA VCP Dynamic Strategy Portfolio Class 3	4,776,685,400	—	4,776,685,400	689,831	4,775,995,569	4,776,685,400
SAST SA VCP Index Allocation Portfolio Class 1	348,849	—	348,849	—	348,849	348,849
SAST SA VCP Index Allocation Portfolio Class 3	378,580,493	—	378,580,493	8,136	378,572,357	378,580,493
SAST SA Wellington Capital Appreciation Portfolio Class 1	277,530,257	—	277,530,257	3,870,413	273,659,844	277,530,257
SAST SA Wellington Capital Appreciation Portfolio Class 2	37,300,193	2,965	37,303,158	689,332	36,613,826	37,303,158
SAST SA Wellington Capital Appreciation Portfolio Class 3	787,808,448	—	787,808,448	2,071,582	785,736,866	787,808,448
SAST SA Wellington Government and Quality Bond Portfolio Class 1	44,349,510	—	44,349,510	752,226	43,597,284	44,349,510
SAST SA Wellington Government and Quality Bond Portfolio Class 2	14,605,333	(10)	14,605,323	225,707	14,379,616	14,605,323
SAST SA Wellington Government and Quality Bond Portfolio Class 3	355,164,797	2	355,164,799	426,277	354,738,522	355,164,799
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	11,268,459	—	11,268,459	408,461	10,859,998	11,268,459
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	102,395,193	—	102,395,193	64,859	102,330,334	102,395,193
VALIC Company I International Equities Index Fund	3,924,544	—	3,924,544	—	3,924,544	3,924,544
VALIC Company I International Socially Responsible Fund	912,078	—	912,078	—	912,078	912,078
VALIC Company I Mid Cap Index Fund	3,712,402	—	3,712,402	—	3,712,402	3,712,402
VALIC Company I Nasdaq-100 Index Fund	3,160,960	—	3,160,960	—	3,160,960	3,160,960
VALIC Company I Small Cap Index Fund	2,741,189	—	2,741,189	—	2,741,189	2,741,189
VALIC Company I Stock Index Fund	10,956,779	—	10,956,779	—	10,956,779	10,956,779

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2022

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
American Funds IS American High-Income Trust Class 3	987,424	$8.57	$8,462,224	$9,933,339	1
American Funds IS Asset Allocation Fund Class 2	2,101,140	21.91	46,035,976	48,199,692	1
American Funds IS Asset Allocation Fund Class 3	1,268,861	22.23	28,206,780	29,062,093	1
American Funds IS Capital Income Builder Class 4	228,192	10.96	2,500,979	2,296,634	1
American Funds IS Global Growth Fund Class 2	4,529,957	29.79	134,947,415	132,063,743	1
American Funds IS Growth Fund Class 2	3,218,770	75.40	242,695,292	261,232,461	1
American Funds IS Growth Fund Class 3	2,437,564	77.09	187,911,811	195,266,787	1
American Funds IS Growth-Income Fund Class 2	4,221,095	49.46	208,775,356	201,317,005	1
American Funds IS Growth-Income Fund Class 3	2,478,142	50.33	124,724,884	117,760,639	1
American Funds IS International Fund Class 3	1,008,158	15.35	15,475,218	19,023,294	1
American Funds IS U.S. Government Securities Fund Class 3	649,496	10.02	6,507,952	8,005,221	1
American Funds IS Ultra-Short Bond Fund Class 3	388,594	11.14	4,328,939	4,315,148	1
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	29,673	11.61	344,503	348,259	1
BlackRock Global Allocation V.I. Fund Class III	50,518	11.87	599,651	739,396	1
Columbia VP Dividend Opportunity Fund Class 1	40,723	37.34	1,520,603	624,589	1
Columbia VP Emerging Markets Bond Fund Class 2	9,308	7.52	69,999	92,071	1
Columbia VP Income Opportunities Fund Class 1	1,025,913	6.00	6,155,476	7,504,834	1
Columbia VP Large Cap Growth Fund Class 1	689,051	26.04	17,942,900	10,148,746	1
Columbia VP Limited Duration Credit Fund Class 2	23,371	9.12	213,146	229,732	1
Columbia VP Overseas Core Fund Class 2	95,984	11.66	1,119,169	1,196,504	1
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	7,858	36.25	284,840	161,774	1
Columbia VP Small Company Growth Fund Class 1	55,095	9.20	506,876	772,487	1
CTIVP® Principal Blue Chip Growth Fund Class 1	39,505	42.29	1,670,678	985,105	1
Delaware Ivy VIP Asset Strategy Class II	33,382	7.85	262,049	296,782	1
FTVIP Franklin Allocation VIP Fund Class 1	3,086	4.46	13,763	17,494	1
FTVIP Franklin Allocation VIP Fund Class 2	7,016,169	4.41	30,941,304	38,203,232	1
FTVIP Franklin Income VIP Fund Class 1	143,185	15.39	2,203,613	2,375,362	1
FTVIP Franklin Income VIP Fund Class 2	8,395,658	14.73	123,668,043	127,289,248	1
FTVIP Franklin Strategic Income VIP Fund Class 2	106,431	8.73	929,141	1,100,371	1
Goldman Sachs VIT Government Money Market Fund Institutional Shares	10,841,980	1.00	10,841,980	10,841,980	1
Goldman Sachs VIT Government Money Market Fund Service Shares	328,951,511	1.00	328,951,511	328,951,516	1
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	45,523	8.77	399,235	413,567	1
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,269	9.99	12,678	15,617	1
Invesco V.I. American Franchise Fund Series I	1,396	42.84	59,808	102,526	1
Invesco V.I. American Franchise Fund Series II	2,260,796	38.85	87,831,916	143,760,760	1
Invesco V.I. Balanced-Risk Allocation Fund Series II	78,857	7.97	628,487	781,255	1
Invesco V.I. Comstock Fund Series I	15,667	20.34	318,660	302,081	1
Invesco V.I. Comstock Fund Series II	14,756,511	20.25	298,819,348	249,711,373	1
Invesco V.I. Growth and Income Fund Series I	60,115	19.78	1,189,080	1,156,840	1
Invesco V.I. Growth and Income Fund Series II	16,322,112	19.77	322,688,154	303,479,130	1
Lord Abbett Bond Debenture Portfolio Class VC	80,442	10.20	820,505	990,028	1
Lord Abbett Fundamental Equity Portfolio Class VC	6,329	15.16	95,951	95,947	1
Lord Abbett Growth and Income Portfolio Class VC	4,225,514	32.80	138,596,874	143,007,629	1
Lord Abbett Mid Cap Stock Portfolio Class VC	459,253	23.08	10,599,555	10,615,886	1
Lord Abbett Short Duration Income Portfolio Class VC	131,553	12.99	1,708,875	1,859,796	1
Morgan Stanley VIF Global Infrastructure Portfolio Class II	101,851	6.93	705,825	776,340	1
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	52,399	8.20	429,671	489,548	1
PIMCO All Asset Portfolio Advisor Class	1,844	8.76	16,151	19,628	1
PIMCO Dynamic Bond Portfolio Advisor Class	88,235	8.41	742,053	890,246	1
PIMCO Emerging Markets Bond Portfolio Advisor Class	269,789	10.05	2,711,377	3,107,685	1
PIMCO Total Return Portfolio Advisor Class	18,813,655	8.98	168,946,623	201,543,678	1
PIMCO Total Return Portfolio Institutional Class	129,744	8.98	1,165,100	1,308,513	1
PVC Core Plus Bond Account Class 1	328,521	9.42	3,094,671	3,765,194	1
PVC Diversified International Account Class 1	48,219	13.36	644,211	503,354	1
PVC Equity Income Account Class 1	360,898	26.54	9,578,221	8,329,051	1
PVC Equity Income Account Class 2	211,848	26.19	5,548,304	4,573,597	1
PVC Government & High Quality Bond Account Class 1	166,449	8.24	1,371,544	1,655,686	1
PVC Large Cap Growth Account I Class 1	33,026	30.22	998,034	1,238,261	1
PVC MidCap Account Class 1	28,835	51.25	1,477,768	1,593,139	1
PVC MidCap Account Class 2	9,676	50.56	489,202	535,453	1
PVC Principal Capital Appreciation Account Class 1	322,494	30.36	9,790,906	8,413,529	1
PVC Principal Capital Appreciation Account Class 2	60,069	29.78	1,788,868	1,553,298	1
PVC Real Estate Securities Account Class 1	22,474	16.97	381,385	435,458	1
PVC Real Estate Securities Account Class 2	11,524	17.00	195,906	230,221	1
PVC SAM Balanced Portfolio Class 1	1,637,065	12.71	20,807,097	23,659,082	1
PVC SAM Balanced Portfolio Class 2	1,393,445	12.50	17,418,067	20,209,607	1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2022

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
PVC SAM Conservative Balanced Portfolio Class 1	201,730	$10.23	$2,063,703	$2,382,842	1
PVC SAM Conservative Balanced Portfolio Class 2	166,468	10.05	1,672,998	1,964,104	1
PVC SAM Conservative Growth Portfolio Class 1	615,384	17.65	10,861,521	10,996,713	1
PVC SAM Conservative Growth Portfolio Class 2	601,681	17.31	10,415,098	10,884,513	1
PVC SAM Flexible Income Portfolio Class 1	239,466	10.17	2,435,365	2,866,524	1
PVC SAM Flexible Income Portfolio Class 2	294,116	10.02	2,947,040	3,524,818	1
PVC SAM Strategic Growth Portfolio Class 1	132,026	19.76	2,608,838	2,683,908	1
PVC SAM Strategic Growth Portfolio Class 2	211,632	19.39	4,103,538	4,082,111	1
PVC Short-Term Income Account Class 1	447,132	2.41	1,077,588	1,140,824	1
PVC SmallCap Account Class 1	30,939	13.04	403,440	452,489	1
PVC SmallCap Account Class 2	20,737	12.91	267,713	303,119	1
SST SA Allocation Balanced Portfolio Class 1	7,753	8.61	66,756	81,142	1
SST SA Allocation Balanced Portfolio Class 3	16,937,561	8.62	146,001,778	173,276,628	1
SST SA Allocation Growth Portfolio Class 1	309,631	13.20	4,087,123	5,234,047	1
SST SA Allocation Growth Portfolio Class 3	18,453,011	13.11	241,918,979	271,971,319	1
SST SA Allocation Moderate Growth Portfolio Class 1	32,888	9.14	300,596	341,248	1
SST SA Allocation Moderate Growth Portfolio Class 3	23,212,428	9.12	211,697,344	250,425,271	1
SST SA Allocation Moderate Portfolio Class 1	20,465	9.08	185,820	211,711	1
SST SA Allocation Moderate Portfolio Class 3	18,622,419	9.05	168,532,888	200,328,738	1
SST SA American Century Inflation Protection Portfolio Class 1	18,544	8.82	163,557	186,505	1
SST SA American Century Inflation Protection Portfolio Class 3	32,630,114	8.72	284,534,597	319,583,623	1
SST SA Columbia Focused Value Portfolio Class 3	4,005	19.67	78,784	78,788	1
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	15,423	9.68	149,299	182,059	1
SST SA Multi-Managed International Equity Portfolio Class 3	38,872	7.63	296,597	353,725	1
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	64,802	7.85	508,697	927,358	1
SST SA Multi-Managed Large Cap Value Portfolio Class 3	12,445	13.55	168,630	191,099	1
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	27,518	8.08	222,349	383,064	1
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	17,807	15.26	271,739	291,802	1
SST SA Multi-Managed Small Cap Portfolio Class 3	20,566	9.09	186,943	246,803	1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	28,071	10.15	284,918	343,355	1
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	8,720,204	10.11	88,161,258	106,949,802	1
SST SA T. Rowe Price Growth Stock Portfolio Class 3	30,033	12.37	371,510	619,469	1
SAST SA AB Growth Portfolio Class 1	8,009,438	43.71	350,092,527	372,039,863	1
SAST SA AB Growth Portfolio Class 2	959,575	42.82	41,088,996	44,732,618	1
SAST SA AB Growth Portfolio Class 3	9,987,333	41.72	416,671,540	504,978,186	1
SAST SA AB Small & Mid Cap Value Portfolio Class 1	51,889	12.23	634,606	785,923	1
SAST SA AB Small & Mid Cap Value Portfolio Class 2	692,159	12.22	8,458,184	10,157,876	1
SAST SA AB Small & Mid Cap Value Portfolio Class 3	24,996,969	12.04	300,963,512	326,174,777	1
SAST SA American Funds Asset Allocation Portfolio Class 1	492,957	15.15	7,468,299	7,773,059	1
SAST SA American Funds Asset Allocation Portfolio Class 3	97,407,902	15.09	1,469,885,240	1,474,903,675	1
SAST SA American Funds Global Growth Portfolio Class 1	96,601	10.58	1,022,038	1,290,545	1
SAST SA American Funds Global Growth Portfolio Class 3	30,761,975	10.55	324,538,833	352,335,719	1
SAST SA American Funds Growth Portfolio Class 1	148,931	11.20	1,668,026	2,259,617	1
SAST SA American Funds Growth Portfolio Class 3	56,886,448	11.16	634,852,756	773,317,697	1
SAST SA American Funds Growth-Income Portfolio Class 1	138,268	11.14	1,540,308	1,682,514	1
SAST SA American Funds Growth-Income Portfolio Class 3	29,558,581	11.08	327,509,080	341,146,034	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	70,186	13.70	961,542	1,122,041	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	114,934,429	13.65	1,568,854,955	1,587,988,971	1
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	3,295	14.03	46,222	48,979	1
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	2,766,077	14.01	38,752,738	44,509,472	1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	79,006	8.76	692,089	905,639	1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	66,238,977	8.73	578,266,266	720,423,655	1
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,128,096	10.27	21,855,545	22,276,662	1
SAST SA DFA Ultra Short Bond Portfolio Class 2	754,998	10.12	7,640,584	7,849,012	1
SAST SA DFA Ultra Short Bond Portfolio Class 3	18,383,110	10.00	183,831,101	187,978,459	1
SAST SA Emerging Markets Equity Index Portfolio Class 1	7,735	12.95	100,163	116,637	1
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,020,629	12.86	13,125,286	16,085,003	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	3,342,847	11.12	37,172,457	44,374,959	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	997,333	11.13	11,100,315	13,423,757	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	59,538,525	11.03	656,709,936	787,642,236	1
SAST SA Fidelity Institutional AM® International Growth Class 1	16,104	13.53	217,893	278,321	1
SAST SA Fidelity Institutional AM® International Growth Class 3	609,893	13.44	8,196,967	10,815,183	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	1,208,805	11.56	13,973,782	16,108,222	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	268,345	11.53	3,094,012	3,275,852	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	10,904,961	11.42	124,534,660	138,209,500	1
SAST SA Fixed Income Index Portfolio Class 1	4,986	9.19	45,824	48,960	1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2022

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SAST SA Fixed Income Index Portfolio Class 3	6,652,348	$9.14	$60,802,458	$71,647,813	1
SAST SA Fixed Income Intermediate Index Portfolio Class 1	1,326	9.60	12,734	13,089	1
SAST SA Fixed Income Intermediate Index Portfolio Class 3	3,158,828	9.55	30,166,808	33,048,885	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	14,303,455	19.28	275,770,611	274,979,769	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	2,032,874	19.29	39,214,130	38,861,595	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	16,578,470	19.12	316,980,351	316,925,107	1
SAST SA Franklin Small Company Value Portfolio Class 1	6,123	15.20	93,065	116,386	1
SAST SA Franklin Small Company Value Portfolio Class 3	8,643,996	14.95	129,227,736	148,717,566	1
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	3,105	16.50	51,235	60,457	1
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	413,765	16.41	6,789,885	7,902,775	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	2,081,070	10.32	21,476,642	26,088,030	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	485,809	10.29	4,998,979	6,162,685	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	15,101,385	10.11	152,675,006	191,040,606	1
SAST SA Franklin Tactical Opportunities Portfolio Class 1	6,648	10.27	68,275	72,817	1
SAST SA Franklin Tactical Opportunities Portfolio Class 3	6,306,238	10.25	64,638,935	69,445,071	1
SAST SA Global Index Allocation 60/40 Portfolio Class 1	5,464	15.69	85,725	90,299	1
SAST SA Global Index Allocation 60/40 Portfolio Class 3	3,563,612	15.68	55,877,444	58,255,963	1
SAST SA Global Index Allocation 75/25 Portfolio Class 1	6,235	16.10	100,383	94,122	1
SAST SA Global Index Allocation 75/25 Portfolio Class 3	3,603,172	16.09	57,975,040	59,562,077	1
SAST SA Global Index Allocation 90/10 Portfolio Class 1	215,923	16.58	3,579,998	3,369,637	1
SAST SA Global Index Allocation 90/10 Portfolio Class 3	13,053,632	16.50	215,384,933	213,843,018	1
SAST SA Goldman Sachs Global Bond Portfolio Class 1	1,348,561	9.12	12,298,874	15,284,481	1
SAST SA Goldman Sachs Global Bond Portfolio Class 2	327,708	9.01	2,952,649	3,654,541	1
SAST SA Goldman Sachs Global Bond Portfolio Class 3	19,530,225	8.89	173,623,698	214,712,095	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	662	9.14	6,050	6,907	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	2,808,007	9.10	25,552,863	30,321,231	1
SAST SA Index Allocation 60/40 Portfolio Class 1	26,025	11.90	309,702	369,435	1
SAST SA Index Allocation 60/40 Portfolio Class 3	13,774,665	11.88	163,643,018	165,340,555	1
SAST SA Index Allocation 80/20 Portfolio Class 1	148,556	12.96	1,925,282	1,823,578	1
SAST SA Index Allocation 80/20 Portfolio Class 3	23,608,489	12.92	305,021,683	294,889,487	1
SAST SA Index Allocation 90/10 Portfolio Class 1	591,376	13.41	7,930,353	7,831,659	1
SAST SA Index Allocation 90/10 Portfolio Class 3	63,466,916	13.37	848,552,672	797,992,234	1
SAST SA International Index Portfolio Class 1	95,858	11.16	1,069,777	1,139,347	1
SAST SA International Index Portfolio Class 3	1,799,671	11.08	19,940,353	21,701,912	1
SAST SA Invesco Growth Opportunities Portfolio Class 1	1,150,679	5.52	6,351,748	10,204,380	1
SAST SA Invesco Growth Opportunities Portfolio Class 2	465,769	4.99	2,324,188	3,739,365	1
SAST SA Invesco Growth Opportunities Portfolio Class 3	23,367,857	4.67	109,127,892	173,278,718	1
SAST SA Invesco Main Street Large Cap Portfolio Class 1	1,214,795	16.98	20,627,216	21,749,301	1
SAST SA Invesco Main Street Large Cap Portfolio Class 2	168,882	17.00	2,870,999	3,213,057	1
SAST SA Invesco Main Street Large Cap Portfolio Class 3	3,516,283	16.85	59,249,366	72,804,715	1
SAST SA Janus Focused Growth Portfolio Class 1	934,746	12.00	11,216,948	13,743,828	1
SAST SA Janus Focused Growth Portfolio Class 2	571,562	11.43	6,532,954	7,399,811	1
SAST SA Janus Focused Growth Portfolio Class 3	9,790,526	11.03	107,989,498	150,570,912	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	6,282,895	15.66	98,390,143	132,845,843	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	1,129,955	15.60	17,627,301	23,109,239	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	11,843,029	15.49	183,448,512	230,955,593	1
SAST SA JPMorgan Emerging Markets Portfolio Class 1	1,657,529	6.96	11,536,400	13,643,859	1
SAST SA JPMorgan Emerging Markets Portfolio Class 2	323,581	6.93	2,242,419	2,651,058	1
SAST SA JPMorgan Emerging Markets Portfolio Class 3	12,458,977	6.86	85,468,581	101,674,748	1
SAST SA JPMorgan Equity-Income Portfolio Class 1	3,280,015	34.73	113,914,930	105,781,081	1
SAST SA JPMorgan Equity-Income Portfolio Class 2	294,360	34.67	10,205,445	10,034,627	1
SAST SA JPMorgan Equity-Income Portfolio Class 3	5,710,832	34.39	196,395,500	201,914,034	1
SAST SA JPMorgan Global Equities Portfolio Class 1	1,827,389	16.04	29,311,318	31,453,649	1
SAST SA JPMorgan Global Equities Portfolio Class 2	154,496	16.01	2,473,477	2,604,709	1
SAST SA JPMorgan Global Equities Portfolio Class 3	2,234,277	15.83	35,368,607	41,758,724	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	3,816,296	7.87	30,034,248	35,075,808	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	654,905	7.85	5,141,003	6,073,886	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	68,171,225	7.78	530,372,133	617,484,176	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	3,907,631	13.76	53,768,999	87,236,583	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	1,099,609	12.68	13,943,040	20,012,743	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	21,028,530	12.02	252,762,932	408,146,318	1
SAST SA Large Cap Growth Index Portfolio Class 1	33,876	17.60	596,214	668,758	1
SAST SA Large Cap Growth Index Portfolio Class 3	1,711,099	17.49	29,927,128	39,111,127	1
SAST SA Large Cap Index Portfolio Class 1	99,758	28.20	2,813,186	2,883,386	1
SAST SA Large Cap Index Portfolio Class 3	2,300,692	28.06	64,557,407	72,674,427	1
SAST SA Large Cap Value Index Portfolio Class 1	39,387	16.72	658,550	686,159	1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2022

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SAST SA Large Cap Value Index Portfolio Class 3	2,201,597	$16.62	$36,590,538	$39,467,351	1
SAST SA MFS Blue Chip Growth Portfolio Class 1	720,125	10.05	7,237,256	9,247,035	1
SAST SA MFS Blue Chip Growth Portfolio Class 2	250,821	9.96	2,498,175	3,114,223	1
SAST SA MFS Blue Chip Growth Portfolio Class 3	10,543,699	9.81	103,433,688	139,995,756	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	1,998,248	19.38	38,726,054	42,867,348	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	324,928	19.42	6,310,093	7,240,120	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	9,370,439	19.25	180,380,959	204,866,918	1
SAST SA MFS Total Return Portfolio Class 1	4,852,449	17.14	83,170,971	88,644,587	1
SAST SA MFS Total Return Portfolio Class 2	1,042,031	17.18	17,902,085	19,121,888	1
SAST SA MFS Total Return Portfolio Class 3	11,195,811	17.08	191,224,452	211,459,174	1
SAST SA Mid Cap Index Portfolio Class 1	36,090	12.43	448,604	510,791	1
SAST SA Mid Cap Index Portfolio Class 3	3,816,756	12.33	47,060,604	52,097,865	1
SAST SA Morgan Stanley International Equities Portfolio Class 1	2,292,171	8.32	19,070,867	20,984,099	1
SAST SA Morgan Stanley International Equities Portfolio Class 2	722,694	8.28	5,983,907	6,970,051	1
SAST SA Morgan Stanley International Equities Portfolio Class 3	10,350,599	8.26	85,495,944	98,121,576	1
SAST SA PIMCO RAE International Value Portfolio Class 1	8,383	12.10	101,437	111,950	1
SAST SA PIMCO RAE International Value Portfolio Class 2	629,739	12.12	7,632,433	9,090,090	1
SAST SA PIMCO RAE International Value Portfolio Class 3	19,926,980	12.08	240,717,919	269,610,570	1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	5,698	8.83	50,314	65,499	1
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	97,422,265	8.72	849,522,148	1,056,388,473	1
SAST SA PineBridge High-Yield Bond Portfolio Class 1	5,113,377	4.74	24,237,406	27,627,773	1
SAST SA PineBridge High-Yield Bond Portfolio Class 2	1,145,887	4.74	5,431,504	6,366,836	1
SAST SA PineBridge High-Yield Bond Portfolio Class 3	15,789,671	4.71	74,369,353	84,796,636	1
SAST SA Putnam International Growth and Income Portfolio Class 1	1,795,905	9.89	17,761,505	16,877,264	1
SAST SA Putnam International Growth and Income Portfolio Class 2	449,303	9.96	4,475,062	3,893,401	1
SAST SA Putnam International Growth and Income Portfolio Class 3	7,337,402	9.93	72,860,404	58,969,292	1
SAST SA Schroders VCP Global Allocation Portfolio Class 1	26,628	8.68	231,134	282,211	1
SAST SA Schroders VCP Global Allocation Portfolio Class 3	45,332,775	8.67	393,035,155	482,821,124	1
SAST SA Small Cap Index Portfolio Class 1	38,346	10.62	407,239	530,862	1
SAST SA Small Cap Index Portfolio Class 3	3,781,388	10.53	39,818,011	50,227,778	1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	31,830	11.72	373,044	371,152	1
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	32,193,905	11.70	376,668,687	392,787,955	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	24,006	9.72	233,339	310,348	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	115,198,642	9.72	1,119,730,799	1,337,609,574	1
SAST SA VCP Dynamic Allocation Portfolio Class 1	40,930	10.23	418,712	553,616	1
SAST SA VCP Dynamic Allocation Portfolio Class 3	596,098,969	10.24	6,104,053,442	7,423,319,411	1
SAST SA VCP Dynamic Strategy Portfolio Class 1	58,522	11.29	660,713	824,742	1
SAST SA VCP Dynamic Strategy Portfolio Class 3	423,089,938	11.29	4,776,685,400	5,511,009,436	1
SAST SA VCP Index Allocation Portfolio Class 1	33,543	10.40	348,849	411,962	1
SAST SA VCP Index Allocation Portfolio Class 3	36,401,971	10.40	378,580,493	401,642,386	1
SAST SA Wellington Capital Appreciation Portfolio Class 1	12,119,225	22.90	277,530,257	467,839,689	1
SAST SA Wellington Capital Appreciation Portfolio Class 2	1,882,897	19.81	37,300,193	65,487,613	1
SAST SA Wellington Capital Appreciation Portfolio Class 3	44,159,666	17.84	787,808,448	1,469,742,669	1
SAST SA Wellington Government and Quality Bond Portfolio Class 1	3,451,324	12.85	44,349,510	52,589,854	1
SAST SA Wellington Government and Quality Bond Portfolio Class 2	1,132,196	12.90	14,605,333	17,269,759	1
SAST SA Wellington Government and Quality Bond Portfolio Class 3	27,703,962	12.82	355,164,797	425,021,302	1
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	1,518,660	7.42	11,268,459	11,811,403	1
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	13,912,390	7.36	102,395,193	121,301,947	1
VALIC Company I International Equities Index Fund	559,052	7.02	3,924,544	3,802,862	1
VALIC Company I International Socially Responsible Fund	43,370	21.03	912,078	1,030,141	1
VALIC Company I Mid Cap Index Fund	144,451	25.70	3,712,402	3,696,371	1
VALIC Company I Nasdaq-100 Index Fund	181,873	17.38	3,160,960	3,113,632	1
VALIC Company I Small Cap Index Fund	165,431	16.57	2,741,189	3,179,187	1
VALIC Company I Stock Index Fund	246,275	44.49	10,956,779	9,909,076	1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS American High-Income Trust Class 3	American Funds IS Asset Allocation Fund Class 2	American Funds IS Asset Allocation Fund Class 3	American Funds IS Capital Income Builder Class 4	American Funds IS Global Growth Fund Class 2
For the Year Ended December 31, 2022
From operations:
Dividends	$694,532	$927,444	$584,775	$69,117	$976,586
Mortality and expense risk and administrative charges	(119,012)	(775,719)	(400,161)	(30,695)	(2,336,817)
Net investment income (loss)	575,520	151,725	184,614	38,422	(1,360,231)
Net realized gain (loss)	(97,069)	716,480	649,752	48,436	4,154,706
Capital gain distribution from mutual funds	—	5,282,677	3,173,999	—	16,984,006
Change in unrealized appreciation (depreciation) of investments	(1,538,077)	(14,834,620)	(9,207,387)	(340,878)	(71,493,995)
Increase (decrease) in net assets from operations	(1,059,626)	(8,683,738)	(5,199,022)	(254,020)	(51,715,514)

From contract transactions:
Payments received from contract owners	13,258	1,101,575	100,206	15,609	1,617,035
Payments for contract benefits or terminations	(879,643)	(5,818,538)	(2,466,125)	(132,975)	(16,837,134)
Transfers between sub-accounts (including fixed account), net	18,685	(474,291)	(506,879)	(196,110)	(1,188,426)
Contract maintenance charges	(2,115)	(29,652)	(5,738)	(80)	(193,555)
Adjustments to net assets allocated to contracts in payout period	16,349	12,897	27,725	—	79,097
Increase (decrease) in net assets from contract transactions	(833,466)	(5,208,009)	(2,850,811)	(313,556)	(16,522,983)

Increase (decrease) in net assets	(1,893,092)	(13,891,747)	(8,049,833)	(567,576)	(68,238,497)
Net assets at beginning of period	10,355,316	59,927,723	36,256,613	3,068,555	203,185,912
Net assets at end of period	$8,462,224	$46,035,976	$28,206,780	$2,500,979	$134,947,415

Beginning units	79,121	1,512,729	296,081	224,159	2,694,890
Units issued	4,274	50,745	4,886	1,828	91,225
Units redeemed	(11,226)	(200,299)	(31,613)	(26,702)	(370,639)
Ending units	72,169	1,363,175	269,354	199,285	2,415,476

For the Year Ended December 31, 2021
From operations:
Dividends	$429,303	$904,540	$555,871	$75,638	$687,465
Mortality and expense risk and administrative charges	(134,251)	(921,926)	(454,968)	(34,909)	(3,228,192)
Net investment income (loss)	295,052	(17,386)	100,903	40,729	(2,540,727)
Net realized gain (loss)	168,745	3,145,999	974,588	82,922	12,672,206
Capital gain distribution from mutual funds	—	1,993,289	1,136,954	—	10,048,332
Change in unrealized appreciation (depreciation) of investments	242,800	2,360,847	2,218,992	263,941	7,978,050
Increase (decrease) in net assets from operations	706,597	7,482,749	4,431,437	387,592	28,157,861

From contract transactions:
Payments received from contract owners	1,200	1,129,405	498,129	4,000	1,722,776
Payments for contract benefits or terminations	(872,102)	(7,226,107)	(2,220,931)	(422,396)	(25,715,929)
Transfers between sub-accounts (including fixed account), net	590,676	367,561	917,980	72,354	(2,717,940)
Contract maintenance charges	(2,175)	(30,697)	(6,067)	(92)	(219,602)
Adjustments to net assets allocated to contracts in payout period	(3,455)	10,883	(44,340)	—	120,103
Increase (decrease) in net assets from contract transactions	(285,856)	(5,748,955)	(855,229)	(346,134)	(26,810,592)

Increase (decrease) in net assets	420,741	1,733,794	3,576,208	41,458	1,347,269
Net assets at beginning of period	9,934,575	58,193,929	32,680,405	3,027,097	201,838,643
Net assets at end of period	$10,355,316	$59,927,723	$36,256,613	$3,068,555	$203,185,912

Beginning units	81,361	1,664,820	303,529	250,888	3,068,491
Units issued	8,206	68,411	14,518	6,966	85,237
Units redeemed	(10,446)	(220,502)	(21,966)	(33,695)	(458,838)
Ending units	79,121	1,512,729	296,081	224,159	2,694,890

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Growth Fund Class 2	American Funds IS Growth Fund Class 3	American Funds IS Growth- Income Fund Class 2	American Funds IS Growth- Income Fund Class 3	American Funds IS International Fund Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$888,346	$821,251	$2,897,187	$1,776,178	$298,437
Mortality and expense risk and administrative charges	(4,426,887)	(2,912,555)	(3,629,914)	(1,771,251)	(219,760)
Net investment income (loss)	(3,538,541)	(2,091,304)	(732,727)	4,927	78,677
Net realized gain (loss)	10,702,337	7,331,856	5,325,247	1,621,479	(127,777)
Capital gain distribution from mutual funds	40,915,162	31,549,264	23,153,445	13,249,082	2,328,264
Change in unrealized appreciation (depreciation) of investments	(162,697,569)	(126,631,142)	(77,824,517)	(43,345,146)	(6,815,615)
Increase (decrease) in net assets from operations	(114,618,611)	(89,841,326)	(50,078,552)	(28,469,658)	(4,536,451)

From contract transactions:
Payments received from contract owners	1,369,914	2,780,266	3,291,422	1,078,258	46,771
Payments for contract benefits or terminations	(28,217,287)	(21,508,494)	(27,531,270)	(12,321,062)	(974,269)
Transfers between sub-accounts (including fixed account), net	3,011,657	(5,370,736)	(5,177,331)	(1,861,744)	(133,406)
Contract maintenance charges	(268,032)	(32,990)	(214,493)	(27,538)	(3,572)
Adjustments to net assets allocated to contracts in payout period	29,859	264,886	27,968	158,570	5,319
Increase (decrease) in net assets from contract transactions	(24,073,889)	(23,867,068)	(29,603,704)	(12,973,516)	(1,059,157)

Increase (decrease) in net assets	(138,692,500)	(113,708,394)	(79,682,256)	(41,443,174)	(5,595,608)
Net assets at beginning of period	381,387,835	301,620,205	288,457,612	166,168,058	21,070,826
Net assets at end of period	$242,695,335	$187,911,811	$208,775,356	$124,724,884	$15,475,218

Beginning units	3,967,897	330,617	5,091,815	382,859	252,846
Units issued	204,572	7,986	171,050	5,955	3,636
Units redeemed	(511,994)	(41,003)	(780,823)	(40,443)	(19,020)
Ending units	3,660,475	297,600	4,482,042	348,371	237,462

For the Year Ended December 31, 2021
From operations:
Dividends	$802,265	$801,018	$3,131,526	$1,863,827	$545,523
Mortality and expense risk and administrative charges	(5,836,553)	(3,838,659)	(4,470,440)	(2,125,336)	(307,013)
Net investment income (loss)	(5,034,288)	(3,037,641)	(1,338,914)	(261,509)	238,510
Net realized gain (loss)	24,954,078	16,649,825	12,280,989	6,820,317	767,786
Capital gain distribution from mutual funds	47,651,946	36,740,290	2,806,811	1,578,023	—
Change in unrealized appreciation (depreciation) of investments	525,340	4,129,203	43,335,125	24,727,154	(1,546,596)
Increase (decrease) in net assets from operations	68,097,076	54,481,677	57,084,011	32,863,985	(540,300)

From contract transactions:
Payments received from contract owners	2,619,094	1,958,700	4,029,008	1,022,330	64,956
Payments for contract benefits or terminations	(40,256,439)	(30,362,252)	(37,272,189)	(19,296,385)	(2,655,063)
Transfers between sub-accounts (including fixed account), net	(5,709,922)	(3,700,598)	(10,113,355)	(2,360,066)	(526,820)
Contract maintenance charges	(297,497)	(37,624)	(227,440)	(30,442)	(4,354)
Adjustments to net assets allocated to contracts in payout period	488,480	502,671	207,226	221,036	16,615
Increase (decrease) in net assets from contract transactions	(43,156,284)	(31,639,103)	(43,376,750)	(20,443,527)	(3,104,666)

Increase (decrease) in net assets	24,940,792	22,842,574	13,707,261	12,420,458	(3,644,966)
Net assets at beginning of period	356,447,043	278,777,631	274,750,351	153,747,600	24,715,792
Net assets at end of period	$381,387,835	$301,620,205	$288,457,612	$166,168,058	$21,070,826

Beginning units	4,454,709	368,188	5,925,728	434,298	288,634
Units issued	160,600	7,054	187,449	11,136	4,201
Units redeemed	(647,412)	(44,625)	(1,021,362)	(62,575)	(39,989)
Ending units	3,967,897	330,617	5,091,815	382,859	252,846

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS U.S. Government Securities Fund Class 3	American Funds IS Ultra-Short Bond Fund Class 3	AST SA PGI Asset Allocation Portfolio Class 1	AST SA PGI Asset Allocation Portfolio Class 2	AST SA PGI Asset Allocation Portfolio Class 3
For the Year Ended For the Year Ended December 31, 2022
From operations:
Dividends	$292,058	$25,866	$—	$—	$—
Mortality and expense risk and administrative charges	(106,603)	(61,446)	—	—	—
Net investment income (loss)	185,455	(35,580)	—	—	—
Net realized gain (loss)	(416,183)	(11,305)	—	—	—
Capital gain distribution from mutual funds	—	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	(861,357)	40,782	—	—	—
Increase (decrease) in net assets from operations	(1,092,085)	(6,103)	—	—	—

From contract transactions:
Payments received from contract owners	8,868	15,203	—	—	—
Payments for contract benefits or terminations	(1,366,223)	(582,451)	—	—	—
Transfers between sub-accounts (including fixed account), net	(738,187)	282,861	—	—	—
Contract maintenance charges	(2,135)	(1,920)	—	—	—
Adjustments to net assets allocated to contracts in payout period	4,531	511	—	—	—
Increase (decrease) in net assets from contract transactions	(2,093,146)	(285,796)	—	—	—

Increase (decrease) in net assets	(3,185,231)	(291,899)	—	—	—
Net assets at beginning of period	9,693,183	4,620,838	—	—	—
Net assets at end of period	$6,507,952	$4,328,939	$—	$—	$—

Beginning units	217,102	240,234	—	—	—
Units issued	8,134	39,629	—	—	—
Units redeemed	(59,492)	(54,573)	—	—	—
Ending units	165,744	225,290	—	—	—

For the Year Ended December 31, 2021
From operations:
Dividends	$131,854	$—	$2,628,097	$304,475	$1,159,547
Mortality and expense risk and administrative charges	(128,066)	(58,001)	(1,120,763)	(149,776)	(525,940)
Net investment income (loss)	3,788	(58,001)	1,507,334	154,699	633,607
Net realized gain (loss)	(28,441)	(3,741)	3,303,230	863,762	1,948,249
Capital gain distribution from mutual funds	815,933	—	10,446,205	1,325,883	5,382,582
Change in unrealized appreciation (depreciation) of investments	(998,405)	(16,174)	(3,758,974)	(913,822)	(2,173,660)
Increase (decrease) in net assets from operations	(207,125)	(77,916)	11,497,795	1,430,522	5,790,778

From contract transactions:
Payments received from contract owners	—	7,000	603,256	377,062	1,185,592
Payments for contract benefits or terminations	(1,062,413)	(452,202)	(7,339,096)	(987,237)	(3,487,588)
Transfers between sub-accounts (including fixed account), net	657,581	842,044	(89,962,220)	(12,306,024)	(46,565,196)
Contract maintenance charges	(2,345)	(1,964)	(13,687)	(8,971)	(322,788)
Adjustments to net assets allocated to contracts in payout period	9,095	1,482	12,953	3,857	1,528
Increase (decrease) in net assets from contract transactions	(398,082)	396,360	(96,698,794)	(12,921,313)	(49,188,452)

Increase (decrease) in net assets	(605,207)	318,444	(85,200,999)	(11,490,791)	(43,397,674)
Net assets at beginning of period	10,298,390	4,302,394	85,200,999	11,490,791	43,397,674
Net assets at end of period	$9,693,183	$4,620,838	$—	$—	$—

Beginning units	226,242	219,773	1,600,216	224,818	1,574,827
Units issued	24,029	66,247	50,636	11,517	94,821
Units redeemed	(33,169)	(45,786)	(1,650,852)	(236,335)	(1,669,648)
Ending units	217,102	240,234	—	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Global Allocation V.I. Fund Class III	Columbia VP Dividend Opportunity Fund Class 1	Columbia VP Emerging Markets Bond Fund Class 2	Columbia VP Income Opportunities Fund Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$6,719	$—	$—	$2,971	$353,324
Mortality and expense risk and administrative charges	(4,503)	(8,913)	(25,561)	(794)	(109,938)
Net investment income (loss)	2,216	(8,913)	(25,561)	2,177	243,386
Net realized gain (loss)	815	(23,545)	190,679	(504)	(213,911)
Capital gain distribution from mutual funds	116	10,712	—	—	236,185
Change in unrealized appreciation (depreciation) of investments	(68,956)	(127,819)	(210,625)	(16,230)	(1,158,138)
Increase (decrease) in net assets from operations	(65,809)	(149,565)	(45,507)	(14,557)	(892,478)

From contract transactions:
Payments received from contract owners	—	—	5,000	—	5,812
Payments for contract benefits or terminations	(421)	(151,645)	(84,070)	(1,130)	(715,765)
Transfers between sub-accounts (including fixed account), net	1,516	(8,414)	(183,216)	(71)	(196,117)
Contract maintenance charges	(23)	(78)	(1,935)	(12)	(32,687)
Increase (decrease) in net assets from contract transactions	1,072	(160,137)	(264,221)	(1,213)	(938,965)

Increase (decrease) in net assets	(64,737)	(309,702)	(309,728)	(15,770)	(1,831,443)
Net assets at beginning of period	409,240	909,353	1,830,331	85,769	7,986,919
Net assets at end of period	$344,503	$599,651	$1,520,603	$69,999	$6,155,476

Beginning units	26,189	61,912	68,160	7,292	267,729
Units issued	222	580	813	—	13,235
Units redeemed	(138)	(13,456)	(10,796)	(116)	(47,873)
Ending units	26,273	49,036	58,177	7,176	233,091

For the Year Ended December 31, 2021
From operations:
Dividends	$6,924	$7,892	$—	$3,161	$726,334
Mortality and expense risk and administrative charges	(5,929)	(13,115)	(28,590)	(948)	(130,025)
Net investment income (loss)	995	(5,223)	(28,590)	2,213	596,309
Net realized gain (loss)	87,523	133,148	182,902	(56)	(8,669)
Capital gain distribution from mutual funds	28,221	149,505	—	—	—
Change in unrealized appreciation (depreciation) of investments	(66,331)	(211,194)	241,633	(5,269)	(365,276)
Increase (decrease) in net assets from operations	50,408	66,236	395,945	(3,112)	222,364

From contract transactions:
Payments received from contract owners	—	2,000	—	—	374
Payments for contract benefits or terminations	(261,558)	(683,762)	(153,267)	—	(782,330)
Transfers between sub-accounts (including fixed account), net	38,278	30,872	(109,704)	838	403,975
Contract maintenance charges	(17)	(60)	(2,186)	(12)	(30,056)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	1,078
Increase (decrease) in net assets from contract transactions	(223,297)	(650,950)	(265,157)	826	(406,959)

Increase (decrease) in net assets	(172,889)	(584,714)	130,788	(2,286)	(184,595)
Net assets at beginning of period	582,129	1,494,067	1,699,543	88,055	8,171,514
Net assets at end of period	$409,240	$909,353	$1,830,331	$85,769	$7,986,919

Beginning units	40,807	107,285	78,656	7,223	281,445
Units issued	3,212	2,407	494	71	19,865
Units redeemed	(17,830)	(47,780)	(10,990)	(2)	(33,581)
Ending units	26,189	61,912	68,160	7,292	267,729

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Columbia VP Large Cap Growth Fund Class 1	Columbia VP Limited Duration Credit Fund Class 2	Columbia VP Overseas Core Fund Class 2	Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	Columbia VP Small Company Growth Fund Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$—	$1,665	$9,567	$—	$—
Mortality and expense risk and administrative charges	(334,967)	(4,225)	(19,222)	(4,637)	(10,288)
Net investment income (loss)	(334,967)	(2,560)	(9,655)	(4,637)	(10,288)
Net realized gain (loss)	1,395,484	(18,254)	(10,861)	21,901	(147,844)
Capital gain distribution from mutual funds	—	—	93,732	—	287,448
Change in unrealized appreciation (depreciation) of investments	(9,848,344)	(10,875)	(319,125)	(146,085)	(492,839)
Increase (decrease) in net assets from operations	(8,787,827)	(31,689)	(245,909)	(128,821)	(363,523)

From contract transactions:
Payments received from contract owners	12,623	—	2,500	—	—
Payments for contract benefits or terminations	(1,650,083)	(101,964)	(72,164)	(26,113)	(42,789)
Transfers between sub-accounts (including fixed account), net	799,776	(49,037)	(88,510)	31,843	(79,456)
Contract maintenance charges	(51,648)	(21)	(1,394)	(70)	(166)
Adjustments to net assets allocated to contracts in payout period	(8,133)	—	—	—	—
Increase (decrease) in net assets from contract transactions	(897,465)	(151,022)	(159,568)	5,660	(122,411)

Increase (decrease) in net assets	(9,685,292)	(182,711)	(405,477)	(123,161)	(485,934)
Net assets at beginning of period	27,628,192	395,857	1,524,646	408,001	992,810
Net assets at end of period	$17,942,900	$213,146	$1,119,169	$284,840	$506,876

Beginning units	988,128	37,142	107,331	10,488	19,502
Units issued	70,266	3,444	1,561	1,342	2,346
Units redeemed	(107,729)	(18,982)	(14,919)	(1,105)	(6,088)
Ending units	950,665	21,604	93,973	10,725	15,760

For the Year Ended December 31, 2021
From operations:
Mortality and expense risk and administrative charges	$(439,936)	$(5,069)	$(24,482)	$(6,802)	$(16,685)
Net investment income (loss)	(439,936)	3,595	(7,183)	(6,802)	(16,685)
Net realized gain (loss)	3,474,029	8,479	33,273	65,904	90,529
Capital gain distribution from mutual funds	—	—	32,921	—	173,738
Change in unrealized appreciation (depreciation) of investments	3,362,573	(21,716)	63,958	1,594	(286,776)
Increase (decrease) in net assets from operations	6,396,666	(9,642)	122,969	60,696	(39,194)

From contract transactions:
Payments for contract benefits or terminations	(2,501,274)	(54,978)	(167,806)	(81,447)	(78,476)
Transfers between sub-accounts (including fixed account), net	(1,934,199)	194,995	72,017	(3,686)	7,626
Contract maintenance charges	(55,286)	(25)	(1,784)	(78)	(254)
Increase (decrease) in net assets from contract transactions	(4,461,555)	141,792	(97,573)	(85,211)	(71,104)

Increase (decrease) in net assets	1,935,111	132,150	25,396	(24,515)	(110,298)
Net assets at beginning of period	25,693,081	263,707	1,499,250	432,516	1,103,108
Net assets at end of period	$27,628,192	$395,857	$1,524,646	$408,001	$992,810

Beginning units	1,163,971	24,098	114,046	12,882	20,767
Units issued	25,543	36,943	6,670	74	1,607
Units redeemed	(201,386)	(23,899)	(13,385)	(2,468)	(2,872)
Ending units	988,128	37,142	107,331	10,488	19,502

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	CTIVP® Principal Blue Chip Growth Fund Class 1	Delaware Ivy VIP Asset Strategy Class II	FTVIP Franklin Allocation VIP Fund Class 1	FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Income VIP Fund Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$—	$4,393	$285	$556,946	$106,462
Mortality and expense risk and administrative charges	(28,030)	(3,509)	(80)	(503,915)	(10,354)
Net investment income (loss)	(28,030)	884	205	53,031	96,108
Net realized gain (loss)	63,367	(5,349)	(126)	(2,800,483)	873
Capital gain distribution from mutual funds	—	23,924	1,409	3,347,619	40,592
Change in unrealized appreciation (depreciation) of investments	(693,651)	(78,317)	(4,201)	(7,508,760)	(257,732)
Increase (decrease) in net assets from operations	(658,314)	(58,858)	(2,713)	(6,908,593)	(120,159)

From contract transactions:
Payments received from contract owners	—	—	—	1,728,277	193,476
Payments for contract benefits or terminations	(76,401)	(57,342)	—	(4,534,475)	(2,391)
Transfers between sub-accounts (including fixed account), net	112,789	(1,815)	(55)	97,338	849,367
Contract maintenance charges	(1,515)	(5)	(255)	(380,648)	(1,023)
Adjustments to net assets allocated to contracts in payout period	—	—	—	(284)	—
Increase (decrease) in net assets from contract transactions	34,873	(59,162)	(310)	(3,089,792)	1,039,429

Increase (decrease) in net assets	(623,441)	(118,020)	(3,023)	(9,998,385)	919,270
Net assets at beginning of period	2,294,119	380,069	16,786	40,939,689	1,284,343
Net assets at end of period	$1,670,678	$262,049	$13,763	$30,941,304	$2,203,613

Beginning units	88,671	27,274	1,248	2,251,672	98,610
Units issued	6,314	531	14	235,538	81,806
Units redeemed	(3,905)	(5,573)	(42)	(435,136)	(839)
Ending units	91,080	22,232	1,220	2,052,074	179,577

For the Year Ended December 31, 2021
From operations:
Dividends	$—	$5,881	$106	$687,447	$52,925
Mortality and expense risk and administrative charges	(35,293)	(5,139)	(39)	(600,552)	(6,175)
Net investment income (loss)	(35,293)	742	67	86,895	46,750
Net realized gain (loss)	169,051	27,586	1	(1,736,598)	430
Capital gain distribution from mutual funds	—	38,381	—	—	—
Change in unrealized appreciation (depreciation) of investments	219,948	(29,544)	470	5,464,268	121,762
Increase (decrease) in net assets from operations	353,706	37,165	538	3,814,565	168,942

From contract transactions:
Payments received from contract owners	—	—	—	2,757,533	58,996
Payments for contract benefits or terminations	(158,112)	(125,785)	—	(4,796,462)	—
Transfers between sub-accounts (including fixed account), net	(55,477)	13,012	16,325	108,479	41,449
Contract maintenance charges	(1,836)	—	(77)	(341,259)	(726)
Adjustments to net assets allocated to contracts in payout period	—	—	—	485	—
Increase (decrease) in net assets from contract transactions	(215,425)	(112,773)	16,248	(2,271,224)	99,719

Increase (decrease) in net assets	138,281	(75,608)	16,786	1,543,341	268,661
Net assets at beginning of period	2,155,838	455,677	—	39,396,348	1,015,682
Net assets at end of period	$2,294,119	$380,069	$16,786	$40,939,689	$1,284,343

Beginning units	97,285	35,867	—	2,389,334	90,750
Units issued	832	947	1,251	280,120	8,017
Units redeemed	(9,446)	(9,540)	(3)	(417,782)	(157)
Ending units	88,671	27,274	1,248	2,251,672	98,610

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	FTVIP Franklin Income VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2	Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Government Money Market Fund Service Shares	Goldman Sachs VIT Multi- Strategy Alternatives Portfolio Advisor Shares
For the Year Ended December 31, 2022
From operations:
Dividends	$6,184,132	$42,609	$161,898	$4,191,334	$13,729
Mortality and expense risk and administrative charges	(1,811,773)	(12,012)	(134,768)	(3,695,563)	(5,062)
Net investment income (loss)	4,372,359	30,597	27,130	495,771	8,667
Net realized gain (loss)	666,281	(20,364)	—	—	1,266
Capital gain distribution from mutual funds	2,510,170	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	(16,581,373)	(139,928)	—	—	(47,152)
Increase (decrease) in net assets from operations	(9,032,563)	(129,695)	27,130	495,771	(37,219)

From contract transactions:
Payments received from contract owners	17,095,272	—	1,306,095	47,077,348	—
Payments for contract benefits or terminations	(15,193,553)	(11,735)	(2,345,522)	(105,810,468)	(54,426)
Transfers between sub-accounts (including fixed account), net	798,124	(17,231)	2,727,696	173,890,209	(21,243)
Contract maintenance charges	(1,259,034)	(42)	(9,820)	(4,271,714)	(24)
Adjustments to net assets allocated to contracts in payout period	6,573	—	(1,116)	3,136	—
Increase (decrease) in net assets from contract transactions	1,447,382	(29,008)	1,677,333	110,888,511	(75,693)

Increase (decrease) in net assets	(7,585,181)	(158,703)	1,704,463	111,384,282	(112,912)
Net assets at beginning of period	131,253,224	1,087,844	9,137,517	217,567,229	512,147
Net assets at end of period	$123,668,043	$929,141	$10,841,980	$328,951,511	$399,235

Beginning units	7,072,748	100,068	934,543	22,490,562	50,186
Units issued	1,768,837	3,602	432,502	35,489,917	969
Units redeemed	(1,727,680)	(6,750)	(270,864)	(24,010,340)	(8,858)
Ending units	7,113,905	96,920	1,096,181	33,970,139	42,297

For the Year Ended December 31, 2021
From operations:
Dividends	$5,902,852	$31,452	$614	$13,614	$6,529
Mortality and expense risk and administrative charges	(1,853,010)	(12,296)	(137,371)	(2,987,828)	(6,509)
Net investment income (loss)	4,049,842	19,156	(136,757)	(2,974,214)	20
Net realized gain (loss)	398,235	(2,794)	—	—	11,902
Change in unrealized appreciation (depreciation) of investments	13,225,652	(8,233)	—	—	9,139
Increase (decrease) in net assets from operations	17,673,729	8,129	(136,757)	(2,974,214)	21,061

From contract transactions:
Payments received from contract owners	9,573,798	—	224,781	47,519,014	1,500
Payments for contract benefits or terminations	(15,810,826)	(43,060)	(1,032,484)	(110,990,723)	(136,399)
Transfers between sub-accounts (including fixed account), net	(345,672)	205,584	(1,847,732)	27,814,702	4,204
Contract maintenance charges	(989,716)	(34)	(14,521)	(3,025,693)	(28)
Adjustments to net assets allocated to contracts in payout period	(6,185)	—	(2,663)	2,135	—
Increase (decrease) in net assets from contract transactions	(7,578,601)	162,490	(2,672,619)	(38,680,565)	(130,723)

Increase (decrease) in net assets	10,095,128	170,619	(2,809,376)	(41,654,779)	(109,662)
Net assets at beginning of period	121,158,096	917,225	11,946,893	259,222,008	621,809
Net assets at end of period	$131,253,224	$1,087,844	$9,137,517	$217,567,229	$512,147

Beginning units	7,530,647	85,142	1,201,353	26,453,917	63,076
Units issued	983,352	19,165	38,565	21,668,248	2,776
Units redeemed	(1,441,251)	(4,239)	(305,375)	(25,631,603)	(15,666)
Ending units	7,072,748	100,068	934,543	22,490,562	50,186

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	Invesco V.I. American Franchise Fund Series I	Invesco V.I. American Franchise Fund Series II	Invesco V.I. Balanced-Risk Allocation Fund Series II	Invesco V.I. Comstock Fund Series I
For the Year Ended December 31, 2022
From operations:
Dividends	$—	$—	$—	$50,099	$5,170
Mortality and expense risk and administrative charges	(154)	(288)	(1,190,634)	(8,051)	(1,259)
Net investment income (loss)	(154)	(288)	(1,190,634)	42,048	3,911
Net realized gain (loss)	(72)	(225)	(249,834)	(3,883)	9,783
Capital gain distribution from mutual funds	491	17,585	27,661,957	24,238	9,854
Change in unrealized appreciation (depreciation) of investments	(3,308)	(39,782)	(61,158,805)	(179,002)	(19,436)
Increase (decrease) in net assets from operations	(3,043)	(22,710)	(34,937,316)	(116,599)	4,112

From contract transactions:
Payments received from contract owners	—	—	18,752,786	—	8,635
Payments for contract benefits or terminations	(334)	—	(4,048,826)	(3,804)	(4,906)
Transfers between sub-accounts (including fixed account), net	617	14,702	9,761,299	(5,988)	78,433
Contract maintenance charges	(6)	(238)	(1,374,174)	(55)	(2,456)
Adjustments to net assets allocated to contracts in payout period	—	—	3,929	—	—
Increase (decrease) in net assets from contract transactions	277	14,464	23,095,014	(9,847)	79,706

Increase (decrease) in net assets	(2,766)	(8,246)	(11,842,302)	(126,446)	83,818
Net assets at beginning of period	15,444	68,054	99,674,218	754,933	234,842
Net assets at end of period	$12,678	$59,808	$87,831,916	$628,487	$318,660

Beginning units	1,163	3,447	2,185,893	53,926	16,358
Units issued	77	998	882,452	186	9,715
Units redeemed	(49)	(18)	(242,331)	(967)	(3,989)
Ending units	1,191	4,427	2,826,014	53,145	22,084

For the Year Ended December 31, 2021
From operations:
Dividends	$—	$—	$—	$24,160	$3,626
Mortality and expense risk and administrative charges	(576)	(148)	(1,096,382)	(10,251)	(578)
Net investment income (loss)	(576)	(148)	(1,096,382)	13,909	3,048
Net realized gain (loss)	10,979	21	2,992,151	(10,883)	1,759
Capital gain distribution from mutual funds	1,875	4,206	11,425,586	25,995	—
Change in unrealized appreciation (depreciation) of investments	(3,835)	(4,069)	(6,772,633)	41,022	28,698
Increase (decrease) in net assets from operations	8,443	10	6,548,722	70,043	33,505

From contract transactions:
Payments received from contract owners	—	50,000	40,020,419	—	109,286
Payments for contract benefits or terminations	(67,026)	—	(4,243,199)	(78,129)	(1,156)
Transfers between sub-accounts (including fixed account), net	(283)	9,001	2,692,826	(205,474)	20,435
Contract maintenance charges	(6)	(38)	(748,963)	(59)	(311)
Adjustments to net assets allocated to contracts in payout period	—	—	(13,383)	—	—
Increase (decrease) in net assets from contract transactions	(67,315)	58,963	37,707,700	(283,662)	128,254

Increase (decrease) in net assets	(58,872)	58,973	44,256,422	(213,619)	161,759
Net assets at beginning of period	74,316	9,081	55,417,796	968,552	73,083
Net assets at end of period	$15,444	$68,054	$99,674,218	$754,933	$234,842

Beginning units	6,317	517	1,365,782	74,581	6,751
Units issued	5	2,936	1,112,598	311	10,506
Units redeemed	(5,159)	(6)	(292,487)	(20,966)	(899)
Ending units	1,163	3,447	2,185,893	53,926	16,358

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I. Comstock Fund Series II	Invesco V.I. Growth and Income Fund Series I	Invesco V.I. Growth and Income Fund Series II	Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Fundamental Equity Portfolio Class VC
For the Year Ended December 31, 2022
From operations:
Dividends	$4,269,510	$20,019	$4,444,465	$38,458	$1,106
Mortality and expense risk and administrative charges	(4,620,010)	(6,400)	(5,363,266)	(13,600)	(1,589)
Net investment income (loss)	(350,500)	13,619	(918,801)	24,858	(483)
Net realized gain (loss)	9,843,091	843	8,176,719	(54,242)	(499)
Capital gain distribution from mutual funds	9,735,609	113,914	32,581,570	3,387	14,045
Change in unrealized appreciation (depreciation) of investments	(21,192,628)	(198,372)	(68,214,812)	(167,867)	(32,780)
Increase (decrease) in net assets from operations	(1,964,428)	(69,996)	(28,375,324)	(193,864)	(19,717)

From contract transactions:
Payments received from contract owners	27,311,024	—	14,784,874	—	—
Payments for contract benefits or terminations	(27,628,620)	—	(34,121,173)	(194,721)	(35,029)
Transfers between sub-accounts (including fixed account), net	(21,165,423)	62,167	(24,721,650)	(264,824)	(5,690)
Contract maintenance charges	(3,157,430)	(344)	(3,305,758)	(28)	(5)
Adjustments to net assets allocated to contracts in payout period	15,890	—	11,824	—	—
Increase (decrease) in net assets from contract transactions	(24,624,559)	61,823	(47,351,883)	(459,573)	(40,724)

Increase (decrease) in net assets	(26,588,987)	(8,173)	(75,727,207)	(653,437)	(60,441)
Net assets at beginning of period	325,408,335	1,197,253	398,415,926	1,473,942	156,392
Net assets at end of period	$298,819,348	$1,189,080	$322,688,719	$820,505	$95,951

Beginning units	11,277,015	85,053	13,083,624	110,186	9,094
Units issued	2,162,340	5,332	1,085,010	5,086	11
Units redeemed	(2,950,579)	(204)	(2,654,986)	(44,150)	(2,781)
Ending units	10,488,776	90,181	11,513,648	71,122	6,324

For the Year Ended December 31, 2021
From operations:
Dividends	$5,055,476	$18,445	$5,278,995	$43,710	$1,297
Mortality and expense risk and administrative charges	(4,698,464)	(6,386)	(6,086,100)	(17,089)	(1,785)
Net investment income (loss)	357,012	12,059	(807,105)	26,621	(488)
Net realized gain (loss)	9,042,742	14,392	10,392,868	21,635	822
Capital gain distribution from mutual funds	—	—	—	23,125	6,699
Change in unrealized appreciation (depreciation) of investments	72,867,739	244,139	82,164,715	(41,793)	27,157
Increase (decrease) in net assets from operations	82,267,493	270,590	91,750,478	29,588	34,190

From contract transactions:
Payments received from contract owners	25,012,978	28,463	16,087,675	—	1,800
Payments for contract benefits or terminations	(34,530,017)	—	(44,660,508)	(122,461)	—
Transfers between sub-accounts (including fixed account), net	(22,314,038)	(66,421)	(32,032,356)	87,265	(11,721)
Contract maintenance charges	(2,425,797)	(123)	(3,007,848)	(22)	(7)
Adjustments to net assets allocated to contracts in payout period	(5,722)	—	24,600	—	—
Increase (decrease) in net assets from contract transactions	(34,262,596)	(38,081)	(63,588,437)	(35,218)	(9,928)

Increase (decrease) in net assets	48,004,897	232,509	28,162,041	(5,630)	24,262
Net assets at beginning of period	277,403,438	964,744	370,253,885	1,479,572	132,130
Net assets at end of period	$325,408,335	$1,197,253	$398,415,926	$1,473,942	$156,392

Beginning units	12,505,470	87,576	15,286,270	112,970	9,660
Units issued	1,818,773	2,460	945,526	32,225	119
Units redeemed	(3,047,228)	(4,983)	(3,148,172)	(35,009)	(685)
Ending units	11,277,015	85,053	13,083,624	110,186	9,094

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Lord Abbett Growth and Income Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC	Lord Abbett Short Duration Income Portfolio Class VC	Morgan Stanley VIF Global Infrastructure Portfolio Class II	Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S
For the Year Ended December 31, 2022
From operations:
Dividends	$1,916,196	$90,054	$49,492	$21,437	$—
Mortality and expense risk and administrative charges	(2,330,806)	(173,766)	(20,233)	(9,486)	(5,406)
Net investment income (loss)	(414,610)	(83,712)	29,259	11,951	(5,406)
Net realized gain (loss)	2,968,737	631,460	(10,149)	6,410	9,001
Capital gain distribution from mutual funds	11,689,893	686,092	—	45,344	76,996
Change in unrealized appreciation (depreciation) of investments	(33,080,377)	(2,873,353)	(135,505)	(147,183)	(148,154)
Increase (decrease) in net assets from operations	(18,836,357)	(1,639,513)	(116,395)	(83,478)	(67,563)

From contract transactions:
Payments received from contract owners	4,009,327	72,616	—	—	—
Payments for contract benefits or terminations	(15,969,034)	(1,299,670)	(56,103)	(134,543)	(85,735)
Transfers between sub-accounts (including fixed account), net	(7,198,771)	(226,372)	(34,438)	(59,605)	(2,814)
Contract maintenance charges	(1,337,437)	(6,451)	(70)	(67)	(28)
Adjustments to net assets allocated to contracts in payout period	14,387	1,580	—	—	—
Increase (decrease) in net assets from contract transactions	(20,481,528)	(1,458,297)	(90,611)	(194,215)	(88,577)

Increase (decrease) in net assets	(39,317,885)	(3,097,810)	(207,006)	(277,693)	(156,140)
Net assets at beginning of period	177,915,242	13,697,365	1,915,881	983,518	585,811
Net assets at end of period	$138,597,357	$10,599,555	$1,708,875	$705,825	$429,671

Beginning units	6,688,431	449,581	177,884	72,067	46,376
Units issued	397,907	11,158	5,014	759	613
Units redeemed	(1,222,550)	(62,987)	(13,892)	(15,753)	(8,281)
Ending units	5,863,788	397,752	169,006	57,073	38,708

For the Year Ended December 31, 2021
From operations:
Dividends	$1,792,544	$75,551	$41,599	$17,661	$1,711
Mortality and expense risk and administrative charges	(2,726,164)	(206,692)	(27,018)	(10,060)	(7,452)
Net investment income (loss)	(933,620)	(131,141)	14,581	7,601	(5,741)
Net realized gain (loss)	12,051,769	813,203	8,572	21,914	39,110
Capital gain distribution from mutual funds	18,382,561	1,222,186	—	27,305	35,361
Change in unrealized appreciation (depreciation) of investments	12,424,092	1,215,261	(31,467)	49,273	31,614
Increase (decrease) in net assets from operations	41,924,802	3,119,509	(8,314)	106,093	100,344

From contract transactions:
Payments received from contract owners	5,802,004	25,769	—	—	—
Payments for contract benefits or terminations	(21,391,082)	(1,279,861)	(723,638)	(124,730)	(183,752)
Transfers between sub-accounts (including fixed account), net	(12,951,499)	(313,003)	(84,778)	187,791	(34,054)
Contract maintenance charges	(1,257,640)	(6,120)	(50)	(65)	(35)
Adjustments to net assets allocated to contracts in payout period	19,979	666	—	—	—
Increase (decrease) in net assets from contract transactions	(29,778,238)	(1,572,549)	(808,466)	62,996	(217,841)

Increase (decrease) in net assets	12,146,564	1,546,960	(816,780)	169,089	(117,497)
Net assets at beginning of period	165,768,678	12,150,405	2,732,661	814,429	703,308
Net assets at end of period	$177,915,242	$13,697,365	$1,915,881	$983,518	$585,811

Beginning units	7,895,869	505,487	253,267	67,373	64,828
Units issued	416,510	12,677	19,246	26,676	27
Units redeemed	(1,623,948)	(68,583)	(94,629)	(21,982)	(18,479)
Ending units	6,688,431	449,581	177,884	72,067	46,376

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PIMCO All Asset Portfolio Advisor Class	PIMCO Dynamic Bond Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class	PIMCO Total Return Portfolio Institutional Class
For the Year Ended December 31, 2022
From operations:
Dividends	$3,572	$25,884	$115,705	$4,131,251	$22,184
Mortality and expense risk and administrative charges	(583)	(11,463)	(30,781)	(2,080,579)	(3,971)
Net investment income (loss)	2,989	14,421	84,924	2,050,672	18,213
Net realized gain (loss)	(6,997)	(60,861)	(148,655)	(4,593,868)	(21,775)
Capital gain distribution from mutual funds	5,550	108,544	—	—	—
Change in unrealized appreciation (depreciation) of investments	(9,853)	(144,401)	(329,493)	(25,693,098)	(119,661)
Increase (decrease) in net assets from operations	(8,311)	(82,297)	(393,224)	(28,236,294)	(123,223)

From contract transactions:
Payments received from contract owners	—	—	1,079,894	42,262,638	107,957
Payments for contract benefits or terminations	(47,766)	(242,372)	(246,913)	(6,711,735)	(18,671)
Transfers between sub-accounts (including fixed account), net	(4,182)	(92,624)	9,968	(6,747,387)	407,013
Contract maintenance charges	(7)	(74)	(32,795)	(2,925,613)	(13,537)
Increase (decrease) in net assets from contract transactions	(51,955)	(335,070)	810,154	25,877,903	482,762

Increase (decrease) in net assets	(60,266)	(417,367)	416,930	(2,358,391)	359,539
Net assets at beginning of period	76,417	1,159,420	2,294,447	171,305,014	805,561
Net assets at end of period	$16,151	$742,053	$2,711,377	$168,946,623	$1,165,100

Beginning units	5,552	104,353	218,102	16,444,965	75,950
Units issued	—	496	173,270	6,878,631	65,081
Units redeemed	(4,197)	(32,661)	(79,129)	(4,136,879)	(12,132)
Ending units	1,355	72,188	312,243	19,186,717	128,899

For the Year Ended December 31, 2021
From operations:
Dividends	$8,092	$24,462	$74,727	$2,135,400	$8,968
Mortality and expense risk and administrative charges	(833)	(14,629)	(21,911)	(1,564,788)	(2,309)
Net investment income (loss)	7,259	9,833	52,816	570,612	6,659
Net realized gain (loss)	247	11,644	9,696	(9,688)	838
Capital gain distribution from mutual funds	—	22,702	—	4,982,238	17,942
Change in unrealized appreciation (depreciation) of investments	2,144	(42,201)	(128,397)	(7,997,831)	(28,618)
Increase (decrease) in net assets from operations	9,650	1,978	(65,885)	(2,454,669)	(3,179)

From contract transactions:
Payments received from contract owners	—	2,000	1,088,014	81,007,463	498,978
Payments for contract benefits or terminations	(284)	(135,763)	(51,793)	(3,944,329)	(35,029)
Transfers between sub-accounts (including fixed account), net	9,476	(97,464)	147,300	24,677,176	59,239
Contract maintenance charges	(7)	(59)	(12,363)	(1,427,242)	(4,976)
Increase (decrease) in net assets from contract transactions	9,185	(231,286)	1,171,158	100,313,068	518,212

Increase (decrease) in net assets	18,835	(229,308)	1,105,273	97,858,399	515,033
Net assets at beginning of period	57,582	1,388,728	1,189,174	73,446,615	290,528
Net assets at end of period	$76,417	$1,159,420	$2,294,447	$171,305,014	$805,561

Beginning units	4,794	125,126	105,657	6,868,938	26,993
Units issued	833	3,423	183,813	11,215,368	53,069
Units redeemed	(75)	(24,196)	(71,368)	(1,639,341)	(4,112)
Ending units	5,552	104,353	218,102	16,444,965	75,950

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC Core Plus Bond Account Class 1	PVC Diversified International Account Class 1	PVC Equity Income Account Class 1	PVC Equity Income Account Class 2	PVC Government & High Quality Bond Account Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$103,986	$18,010	$189,592	$100,926	$22,853
Mortality and expense risk and administrative charges	(51,987)	(11,368)	(145,115)	(93,952)	(27,956)
Net investment income (loss)	51,999	6,642	44,477	6,974	(5,103)
Net realized gain (loss)	(92,247)	33,518	332,262	386,290	(113,205)
Capital gain distribution from mutual funds	39,325	63,982	1,098,060	649,928	—
Change in unrealized appreciation (depreciation) of investments	(622,832)	(311,575)	(2,803,905)	(1,860,831)	(166,691)
Increase (decrease) in net assets from operations	(623,755)	(207,433)	(1,329,106)	(817,639)	(284,999)

From contract transactions:
Payments received from contract owners	11,926	—	27,627	—	200
Payments for contract benefits or terminations	(471,016)	(160,526)	(590,855)	(557,616)	(488,647)
Transfers between sub-accounts (including fixed account), net	(280,598)	(16,321)	2,013	(124,496)	(155,602)
Contract maintenance charges	(3,884)	(861)	(10,205)	(13,735)	(2,465)
Adjustments to net assets allocated to contracts in payout period	7	(29)	(9)	—	(1)
Increase (decrease) in net assets from contract transactions	(743,565)	(177,737)	(571,429)	(695,847)	(646,515)

Increase (decrease) in net assets	(1,367,320)	(385,170)	(1,900,535)	(1,513,486)	(931,514)
Net assets at beginning of period	4,461,991	1,029,381	11,478,756	7,061,790	2,303,058
Net assets at end of period	$3,094,671	$644,211	$9,578,221	$5,548,304	$1,371,544

Beginning units	409,626	93,837	380,810	256,728	269,791
Units issued	7,899	1,201	5,239	1,078	1,207
Units redeemed	(82,064)	(20,828)	(25,825)	(28,354)	(87,924)
Ending units	335,461	74,210	360,224	229,452	183,074

For the Year Ended December 31, 2021
From operations:
Dividends	$121,163	$13,762	$216,418	$125,291	$56,098
Mortality and expense risk and administrative charges	(71,893)	(16,944)	(163,713)	(110,105)	(39,404)
Net investment income (loss)	49,270	(3,182)	52,705	15,186	16,694
Net realized gain (loss)	19,973	58,218	759,332	515,570	(17,113)
Capital gain distribution from mutual funds	115,739	5,049	6,249	3,919	—
Change in unrealized appreciation (depreciation) of investments	(283,356)	25,282	1,313,440	750,506	(70,988)
Increase (decrease) in net assets from operations	(98,374)	85,367	2,131,726	1,285,181	(71,407)

From contract transactions:
Payments received from contract owners	—	—	360	—	550
Payments for contract benefits or terminations	(539,687)	(148,522)	(1,501,671)	(634,175)	(254,384)
Transfers between sub-accounts (including fixed account), net	45,257	11,925	(28,471)	(308,490)	157,238
Contract maintenance charges	(4,039)	(972)	(10,456)	(14,646)	(3,511)
Adjustments to net assets allocated to contracts in payout period	1,207	1,778	5,040	—	132
Increase (decrease) in net assets from contract transactions	(497,262)	(135,791)	(1,535,198)	(957,311)	(99,975)

Increase (decrease) in net assets	(595,636)	(50,424)	596,528	327,870	(171,382)
Net assets at beginning of period	5,057,627	1,079,805	10,882,228	6,733,920	2,474,440
Net assets at end of period	$4,461,991	$1,029,381	$11,478,756	$7,061,790	$2,303,058

Beginning units	455,292	106,354	435,552	295,133	282,646
Units issued	7,788	1,835	554	803	22,154
Units redeemed	(53,454)	(14,352)	(55,296)	(39,208)	(35,009)
Ending units	409,626	93,837	380,810	256,728	269,791

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC Large Cap Growth Account I Class 1	PVC MidCap Account Class 1	PVC MidCap Account Class 2	PVC Principal Capital Appreciation Account Class 1	PVC Principal Capital Appreciation Account Class 2
For the Year Ended December 31, 2022
From operations:
Dividends	$—	$2,987	$—	$82,730	$12,023
Mortality and expense risk and administrative charges	(18,152)	(24,364)	(9,159)	(150,520)	(30,936)
Net investment income (loss)	(18,152)	(21,377)	(9,159)	(67,790)	(18,913)
Net realized gain (loss)	6,197	22,994	1,633	285,801	102,406
Capital gain distribution from mutual funds	137,189	165,610	59,494	1,235,144	234,862
Change in unrealized appreciation (depreciation) of investments	(695,101)	(695,406)	(230,790)	(3,639,580)	(736,363)
Increase (decrease) in net assets from operations	(569,867)	(528,179)	(178,822)	(2,186,425)	(418,008)

From contract transactions:
Payments received from contract owners	—	360	—	22,547	—
Payments for contract benefits or terminations	(101,102)	(257,305)	(66,689)	(587,219)	(139,926)
Transfers between sub-accounts (including fixed account), net	18,874	10,071	1,542	(14,898)	(79,580)
Contract maintenance charges	(242)	(2,134)	(83)	(6,837)	(294)
Adjustments to net assets allocated to contracts in payout period	—	29	—	372	—
Increase (decrease) in net assets from contract transactions	(82,470)	(248,979)	(65,230)	(586,035)	(219,800)

Increase (decrease) in net assets	(652,337)	(777,158)	(244,052)	(2,772,460)	(637,808)
Net assets at beginning of period	1,650,371	2,254,926	733,254	12,563,366	2,426,676
Net assets at end of period	$998,034	$1,477,768	$489,202	$9,790,906	$1,788,868

Beginning units	89,763	46,189	16,211	256,701	53,981
Units issued	1,424	336	63	1,810	73
Units redeemed	(7,481)	(6,994)	(1,974)	(15,825)	(5,548)
Ending units	83,706	39,531	14,300	242,686	48,506

For the Year Ended December 31, 2021
From operations:
Dividends	$—	$2,994	$—	$97,419	$17,723
Mortality and expense risk and administrative charges	(24,473)	(33,551)	(11,197)	(166,590)	(38,089)
Net investment income (loss)	(24,473)	(30,557)	(11,197)	(69,171)	(20,366)
Net realized gain (loss)	37,592	97,042	28,940	491,090	184,366
Capital gain distribution from mutual funds	189,559	150,970	45,208	440,209	94,600
Change in unrealized appreciation (depreciation) of investments	86,025	251,415	83,132	1,828,490	287,728
Increase (decrease) in net assets from operations	288,703	468,870	146,083	2,690,618	546,328

From contract transactions:
Payments received from contract owners	—	360	—	480	—
Payments for contract benefits or terminations	(97,311)	(309,547)	(81,644)	(941,107)	(366,401)
Transfers between sub-accounts (including fixed account), net	4,204	11,553	9,016	(23,664)	(5,117)
Contract maintenance charges	(227)	(2,231)	(120)	(6,881)	(621)
Adjustments to net assets allocated to contracts in payout period	—	193	—	6,000	—
Increase (decrease) in net assets from contract transactions	(93,334)	(299,672)	(72,748)	(965,172)	(372,139)

Increase (decrease) in net assets	195,369	169,198	73,335	1,725,446	174,189
Net assets at beginning of period	1,455,002	2,085,728	659,919	10,837,920	2,252,487
Net assets at end of period	$1,650,371	$2,254,926	$733,254	$12,563,366	$2,426,676

Beginning units	95,013	52,921	18,000	278,917	62,874
Units issued	619	517	261	399	67
Units redeemed	(5,869)	(7,249)	(2,050)	(22,615)	(8,960)
Ending units	89,763	46,189	16,211	256,701	53,981

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC Real Estate Securities Account Class 1	PVC Real Estate Securities Account Class 2	PVC SAM Balanced Portfolio Class 1	PVC SAM Balanced Portfolio Class 2	PVC SAM Conservative Balanced Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$5,396	$2,288	$535,127	$417,775	$53,716
Mortality and expense risk and administrative charges	(6,110)	(3,499)	(347,391)	(317,889)	(33,485)
Net investment income (loss)	(714)	(1,211)	187,736	99,886	20,231
Net realized gain (loss)	8,053	4,417	(191,244)	(103,851)	(4,817)
Capital gain distribution from mutual funds	29,846	15,243	2,968,680	2,600,729	204,242
Change in unrealized appreciation (depreciation) of investments	(175,550)	(90,223)	(7,588,040)	(6,773,155)	(616,356)
Increase (decrease) in net assets from operations	(138,365)	(71,774)	(4,622,868)	(4,176,391)	(396,700)

From contract transactions:
Payments received from contract owners	—	—	5,128	(1,044)	—
Payments for contract benefits or terminations	(11,763)	(8,429)	(1,379,603)	(2,654,223)	(84,796)
Transfers between sub-accounts (including fixed account), net	124	2,979	(132,784)	(623,205)	1
Contract maintenance charges	(835)	(113)	(7,375)	(29,465)	(560)
Adjustments to net assets allocated to contracts in payout period	—	—	20	4	(23)
Increase (decrease) in net assets from contract transactions	(12,474)	(5,563)	(1,514,614)	(3,307,933)	(85,378)

Increase (decrease) in net assets	(150,839)	(77,337)	(6,137,482)	(7,484,324)	(482,078)
Net assets at beginning of period	532,224	273,243	26,944,579	24,902,391	2,545,781
Net assets at end of period	$381,385	$195,906	$20,807,097	$17,418,067	$2,063,703

Beginning units	9,548	5,210	1,181,363	1,161,402	175,863
Units issued	111	102	4,912	24,640	—
Units redeemed	(354)	(211)	(82,339)	(199,115)	(6,578)
Ending units	9,305	5,101	1,103,936	986,927	169,285

For the Year Ended December 31, 2021
From operations:
Dividends	$6,769	$3,155	$425,325	$340,871	$48,178
Mortality and expense risk and administrative charges	(6,619)	(4,108)	(421,506)	(401,833)	(39,355)
Net investment income (loss)	150	(953)	3,819	(60,962)	8,823
Net realized gain (loss)	11,665	21,879	369,249	284,652	23,262
Capital gain distribution from mutual funds	30,649	16,253	573,450	527,425	33,953
Change in unrealized appreciation (depreciation) of investments	110,476	47,573	2,130,783	1,998,815	135,735
Increase (decrease) in net assets from operations	152,940	84,752	3,077,301	2,749,930	201,773

From contract transactions:
Payments received from contract owners	—	—	825	300	—
Payments for contract benefits or terminations	(14,019)	(47,665)	(2,758,206)	(2,380,392)	(203,191)
Transfers between sub-accounts (including fixed account), net	(11,348)	(8,369)	146,474	147,010	(319)
Contract maintenance charges	(782)	(94)	(8,238)	(30,997)	(596)
Adjustments to net assets allocated to contracts in payout period	—	—	1,280	760	1,494
Increase (decrease) in net assets from contract transactions	(26,149)	(56,128)	(2,617,865)	(2,263,319)	(202,612)

Increase (decrease) in net assets	126,791	28,624	459,436	486,611	(839)
Net assets at beginning of period	405,433	244,619	26,485,143	24,415,780	2,546,620
Net assets at end of period	$532,224	$273,243	$26,944,579	$24,902,391	$2,545,781

Beginning units	10,078	6,441	1,302,596	1,270,029	189,867
Units issued	—	—	7,434	24,981	879
Units redeemed	(530)	(1,231)	(128,667)	(133,608)	(14,883)
Ending units	9,548	5,210	1,181,363	1,161,402	175,863

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC SAM Conservative Balanced Portfolio Class 2	PVC SAM Conservative Growth Portfolio Class 1	PVC SAM Conservative Growth Portfolio Class 2	PVC SAM Flexible Income Portfolio Class 1	PVC SAM Flexible Income Portfolio Class 2
For the Year Ended December 31, 2022
From operations:
Dividends	$46,109	$251,269	$220,323	$88,576	$93,896
Mortality and expense risk and administrative charges	(33,350)	(186,890)	(186,228)	(49,663)	(58,762)
Net investment income (loss)	12,759	64,379	34,095	38,913	35,134
Net realized gain (loss)	(42,382)	88,471	127,635	(199,520)	(201,205)
Capital gain distribution from mutual funds	195,062	1,292,152	1,296,627	239,884	278,783
Change in unrealized appreciation (depreciation) of investments	(567,237)	(4,127,302)	(4,145,093)	(647,657)	(750,879)
Increase (decrease) in net assets from operations	(401,798)	(2,682,300)	(2,686,736)	(568,380)	(638,167)

From contract transactions:
Payments received from contract owners	—	1,560	53,173	960	—
Payments for contract benefits or terminations	(533,670)	(645,225)	(1,120,157)	(996,998)	(734,003)
Transfers between sub-accounts (including fixed account), net	(749)	(27,340)	120,354	(40,407)	(92,429)
Contract maintenance charges	(749)	(3,763)	(23,871)	(1,797)	(1,835)
Adjustments to net assets allocated to contracts in payout period	(46)	51	104,735	10	6
Increase (decrease) in net assets from contract transactions	(535,214)	(674,717)	(865,766)	(1,038,232)	(828,261)

Increase (decrease) in net assets	(937,012)	(3,357,017)	(3,552,502)	(1,606,612)	(1,466,428)
Net assets at beginning of period	2,610,010	14,218,538	13,967,600	4,041,977	4,413,468
Net assets at end of period	$1,672,998	$10,861,521	$10,415,098	$2,435,365	$2,947,040

Beginning units	190,341	538,693	561,163	266,989	308,145
Units issued	104	1,188	38,356	164	51,305
Units redeemed	(45,735)	(31,345)	(81,074)	(80,209)	(119,097)
Ending units	144,710	508,536	518,445	186,944	240,353

For the Year Ended December 31, 2021
From operations:
Dividends	$46,346	$162,991	$141,678	$110,504	$96,572
Mortality and expense risk and administrative charges	(44,112)	(219,077)	(222,482)	(70,342)	(72,762)
Net investment income (loss)	2,234	(56,086)	(80,804)	40,162	23,810
Net realized gain (loss)	59,851	514,432	336,084	56,197	27,613
Capital gain distribution from mutual funds	36,643	268,915	277,043	71,970	68,167
Change in unrealized appreciation (depreciation) of investments	114,128	1,343,455	1,459,553	60,281	102,764
Increase (decrease) in net assets from operations	212,856	2,070,716	1,991,876	228,610	222,354

From contract transactions:
Payments received from contract owners	—	197,727	6,628	960	—
Payments for contract benefits or terminations	(730,431)	(1,405,079)	(1,152,118)	(869,634)	(755,819)
Transfers between sub-accounts (including fixed account), net	333,653	(338,119)	72,000	(11,468)	13,883
Contract maintenance charges	(1,740)	(4,233)	(25,893)	(1,989)	(2,349)
Adjustments to net assets allocated to contracts in payout period	2,580	4,345	39,158	523	1,072
Increase (decrease) in net assets from contract transactions	(395,938)	(1,545,359)	(1,060,225)	(881,608)	(743,213)

Increase (decrease) in net assets	(183,082)	525,357	931,651	(652,998)	(520,859)
Net assets at beginning of period	2,793,092	13,693,181	13,035,949	4,694,975	4,934,327
Net assets at end of period	$2,610,010	$14,218,538	$13,967,600	$4,041,977	$4,413,468

Beginning units	219,560	600,125	605,780	328,642	362,217
Units issued	18,581	8,559	14,314	572	1,206
Units redeemed	(47,800)	(69,991)	(58,931)	(62,225)	(55,278)
Ending units	190,341	538,693	561,163	266,989	308,145
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC SAM Strategic Growth Portfolio Class 1	PVC SAM Strategic Growth Portfolio Class 2	PVC Short-Term Income Account Class 1	PVC SmallCap Account Class 1	PVC SmallCap Account Class 2
For the Year Ended December 31, 2022
From operations:
Dividends	$61,102	$87,919	$13,113	$259	$—
Mortality and expense risk and administrative charges	(44,237)	(75,050)	(19,200)	(7,226)	(4,597)
Net investment income (loss)	16,865	12,869	(6,087)	(6,967)	(4,597)
Net realized gain (loss)	83,103	265,738	(15,353)	11,383	(1,260)
Capital gain distribution from mutual funds	298,062	488,509	1,628	76,616	52,326
Change in unrealized appreciation (depreciation) of investments	(1,138,414)	(1,930,668)	(46,521)	(211,644)	(124,428)
Increase (decrease) in net assets from operations	(740,384)	(1,163,552)	(66,333)	(130,612)	(77,959)

From contract transactions:
Payments received from contract owners	1,920	3,075	9,804	—	—
Payments for contract benefits or terminations	(262,028)	(977,052)	(127,863)	(95,360)	(9,313)
Transfers between sub-accounts (including fixed account), net	47,259	(212,139)	(501,765)	746	2,698
Contract maintenance charges	(1,127)	(6,956)	(953)	(260)	(29)
Adjustments to net assets allocated to contracts in payout period	(17)	—	1,071	—	—
Increase (decrease) in net assets from contract transactions	(213,993)	(1,193,072)	(619,706)	(94,874)	(6,644)

Increase (decrease) in net assets	(954,377)	(2,356,624)	(686,039)	(225,486)	(84,603)
Net assets at beginning of period	3,563,215	6,460,162	1,763,627	628,926	352,316
Net assets at end of period	$2,608,838	$4,103,538	$1,077,588	$403,440	$267,713

Beginning units	114,573	224,603	231,456	28,923	17,082
Units issued	41,995	772	2,900	133	335
Units redeemed	(51,718)	(46,930)	(87,069)	(5,535)	(757)
Ending units	104,850	178,445	147,287	23,521	16,660

For the Year Ended December 31, 2021
From operations:
Dividends	$32,468	$49,823	$27,875	$1,992	$524
Mortality and expense risk and administrative charges	(52,677)	(102,405)	(30,831)	(10,270)	(5,621)
Net investment income (loss)	(20,209)	(52,582)	(2,956)	(8,278)	(5,097)
Net realized gain (loss)	271,208	134,685	1,349	16,219	9,175
Capital gain distribution from mutual funds	73,411	138,519	8,314	19,603	10,736
Change in unrealized appreciation (depreciation) of investments	273,645	777,376	(50,459)	77,113	42,749
Increase (decrease) in net assets from operations	598,055	997,998	(43,752)	104,657	57,563

From contract transactions:
Payments received from contract owners	1,920	2,925	550	—	—
Payments for contract benefits or terminations	(169,654)	(356,480)	(152,886)	(50,293)	(22,483)
Transfers between sub-accounts (including fixed account), net	(13,035)	(7,630)	1,546	(1,583)	(3,498)
Contract maintenance charges	(1,103)	(7,514)	(978)	(280)	(29)
Adjustments to net assets allocated to contracts in payout period	992	—	1,979	40	—
Increase (decrease) in net assets from contract transactions	(180,880)	(368,699)	(149,789)	(52,116)	(26,010)

Increase (decrease) in net assets	417,175	629,299	(193,541)	52,541	31,553
Net assets at beginning of period	3,146,040	5,830,863	1,957,168	576,385	320,763
Net assets at end of period	$3,563,215	$6,460,162	$1,763,627	$628,926	$352,316

Beginning units	119,403	238,354	250,572	31,376	18,348
Units issued	26,110	1,327	667	80	245
Units redeemed	(30,940)	(15,078)	(19,783)	(2,533)	(1,511)
Ending units	114,573	224,603	231,456	28,923	17,082

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Allocation Balanced Portfolio Class 1	SST SA Allocation Balanced Portfolio Class 3	SST SA Allocation Growth Portfolio Class 1	SST SA Allocation Growth Portfolio Class 3	SST SA Allocation Moderate Growth Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$2,088	$4,153,391	$110,952	$6,022,828	$9,847
Mortality and expense risk and administrative charges	(829)	(2,130,210)	(23,451)	(3,185,577)	(1,798)
Net investment income (loss)	1,259	2,023,181	87,501	2,837,251	8,049
Net realized gain (loss)	(20,875)	(3,044,937)	(83,263)	462,515	(27,823)
Capital gain distribution from mutual funds	3,446	7,554,387	238,964	14,301,013	20,964
Change in unrealized appreciation (depreciation) of investments	(21,807)	(35,998,567)	(1,177,982)	(69,720,580)	(79,531)
Increase (decrease) in net assets from operations	(37,977)	(29,465,936)	(934,780)	(52,119,801)	(78,341)

From contract transactions:
Payments received from contract owners	100,080	14,869,468	97,965	33,785,499	266,000
Payments for contract benefits or terminations	(584)	(14,283,733)	(1,290)	(14,880,473)	(2,519)
Transfers between sub-accounts (including fixed account), net	(175,179)	3,558,474	3,961,550	2,701,415	(155,817)
Contract maintenance charges	(273)	(2,332,453)	(15,322)	(4,227,364)	(5,326)
Adjustments to net assets allocated to contracts in payout period	—	2,522	—	4,584	—
Increase (decrease) in net assets from contract transactions	(75,956)	1,814,278	4,042,903	17,383,661	102,338

Increase (decrease) in net assets	(113,933)	(27,651,658)	3,108,123	(34,736,140)	23,997
Net assets at beginning of period	180,689	173,653,436	979,000	276,655,119	276,599
Net assets at end of period	$66,756	$146,001,778	$4,087,123	$241,918,979	$300,596

Beginning units	12,565	8,817,411	56,095	10,867,721	16,906
Units issued	7,942	1,437,345	285,656	2,065,469	19,299
Units redeemed	(15,029)	(1,386,398)	(56,709)	(1,265,225)	(14,080)
Ending units	5,478	8,868,358	285,042	11,667,965	22,125

For the Year Ended December 31, 2021
From operations:
Dividends	$1,992	$1,573,088	$13,337	$4,905,740	$5,231
Mortality and expense risk and administrative charges	(770)	(2,305,030)	(3,124)	(3,144,148)	(1,118)
Net investment income (loss)	1,222	(731,942)	10,213	1,761,592	4,113
Net realized gain (loss)	158	(818,005)	10,418	2,472,141	1,312
Capital gain distribution from mutual funds	5,514	5,384,889	41,637	18,815,920	24,366
Change in unrealized appreciation (depreciation) of investments	3,042	5,478,727	2,277	7,442,887	704
Increase (decrease) in net assets from operations	9,936	9,313,669	64,545	30,492,540	30,495

From contract transactions:
Payments received from contract owners	32,400	18,786,522	753,022	58,724,705	—
Payments for contract benefits or terminations	(589)	(14,829,217)	—	(13,085,365)	(1,103)
Transfers between sub-accounts (including fixed account), net	3,281	5,747,319	(51,634)	5,700,841	1,380
Contract maintenance charges	(164)	(1,911,542)	(6,932)	(3,111,389)	(4,639)
Adjustments to net assets allocated to contracts in payout period	—	1,334	—	310	—
Increase (decrease) in net assets from contract transactions	34,928	7,794,416	694,456	48,229,102	(4,362)

Increase (decrease) in net assets	44,864	17,108,085	759,001	78,721,642	26,133
Net assets at beginning of period	135,825	156,545,351	219,999	197,933,477	250,466
Net assets at end of period	$180,689	$173,653,436	$979,000	$276,655,119	$276,599

Beginning units	10,117	8,427,305	14,558	8,907,902	17,190
Units issued	2,514	1,644,326	45,102	2,984,198	89
Units redeemed	(66)	(1,254,220)	(3,565)	(1,024,379)	(373)
Ending units	12,565	8,817,411	56,095	10,867,721	16,906

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Allocation Moderate Portfolio Class 1	SST SA Allocation Moderate Portfolio Class 3	SST SA American Century Inflation Protection Portfolio Class 1	SST SA American Century Inflation Protection Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$6,319,012	$6,115	$5,075,067	$4,285	$6,836,290
Mortality and expense risk and administrative charges	(3,156,965)	(644)	(2,543,870)	(904)	(4,247,285)
Net investment income (loss)	3,162,047	5,471	2,531,197	3,381	2,589,005
Net realized gain (loss)	(4,178,120)	(129)	(4,521,190)	(82)	404,340
Capital gain distribution from mutual funds	14,830,967	12,573	11,502,872	2,472	4,401,359
Change in unrealized appreciation (depreciation) of investments	(60,474,779)	(45,676)	(46,252,584)	(26,388)	(46,967,630)
Increase (decrease) in net assets from operations	(46,659,885)	(27,761)	(36,739,705)	(20,617)	(39,572,926)

From contract transactions:
Payments received from contract owners	17,344,115	66,000	12,469,163	—	21,120,876
Payments for contract benefits or terminations	(18,210,001)	(1,175)	(17,525,710)	—	(26,362,748)
Transfers between sub-accounts (including fixed account), net	1,411,282	28	970,382	(6,990)	12,270,644
Contract maintenance charges	(3,437,071)	(2,562)	(2,772,806)	(2,957)	(4,787,624)
Adjustments to net assets allocated to contracts in payout period	—	—	2,275	—	237
Increase (decrease) in net assets from contract transactions	(2,891,675)	62,291	(6,856,696)	(9,947)	2,241,385

Increase (decrease) in net assets	(49,551,560)	34,530	(43,596,401)	(30,564)	(37,331,541)
Net assets at beginning of period	261,248,904	151,290	212,129,289	194,121	321,866,138
Net assets at end of period	$211,697,344	$185,820	$168,532,888	$163,557	$284,534,597

Beginning units	11,679,436	9,690	9,863,746	16,505	25,499,567
Units issued	1,223,571	4,905	999,790	1,572	7,323,821
Units redeemed	(1,394,334)	(365)	(1,388,691)	(2,379)	(7,156,595)
Ending units	11,508,673	14,230	9,474,845	15,698	25,666,793

For the Year Ended December 31, 2021
From operations:
Dividends	$4,412,949	$3,103	$3,936,665	$2,495	$7,205,653
Mortality and expense risk and administrative charges	(3,588,233)	(530)	(2,943,321)	(781)	(4,323,588)
Net investment income (loss)	824,716	2,573	993,344	1,714	2,882,065
Net realized gain (loss)	1,453,612	462	968,697	390	2,064,773
Capital gain distribution from mutual funds	23,059,175	11,791	18,127,796	5,136	9,572,995
Change in unrealized appreciation (depreciation) of investments	257,846	(2,936)	(2,655,574)	(1,425)	(6,276,183)
Increase (decrease) in net assets from operations	25,595,349	11,890	17,434,263	5,815	8,243,650

From contract transactions:
Payments received from contract owners	24,794,873	—	15,979,896	78,500	24,348,356
Payments for contract benefits or terminations	(24,722,790)	—	(22,256,451)	—	(30,954,691)
Transfers between sub-accounts (including fixed account), net	3,715,352	26,511	3,640,583	21,875	42,778,350
Contract maintenance charges	(2,987,033)	(1,935)	(2,446,010)	(1,983)	(3,792,017)
Adjustments to net assets allocated to contracts in payout period	2,237	—	430	—	(1,027)
Increase (decrease) in net assets from contract transactions	802,639	24,576	(5,081,552)	98,392	32,378,971

Increase (decrease) in net assets	26,397,988	36,466	12,352,711	104,207	40,622,621
Net assets at beginning of period	234,850,916	114,824	199,776,578	89,914	281,243,517
Net assets at end of period	$261,248,904	$151,290	$212,129,289	$194,121	$321,866,138

Beginning units	11,675,682	8,101	10,159,848	7,982	22,973,892
Units issued	1,632,725	1,735	1,163,080	9,063	6,706,920
Units redeemed	(1,628,971)	(146)	(1,459,182)	(540)	(4,181,245)
Ending units	11,679,436	9,690	9,863,746	16,505	25,499,567

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Columbia Focused Value Portfolio Class 3	SST SA Multi- Managed Diversified Fixed Income Portfolio Class 3	SST SA Multi- Managed International Equity Portfolio Class 3	SST SA Multi- Managed Large Cap Growth Portfolio Class 3	SST SA Multi- Managed Large Cap Value Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$1,311	$3,098	$5,321	$—	$3,114
Mortality and expense risk and administrative charges	(1,157)	(1,933)	(3,710)	(7,449)	(2,579)
Net investment income (loss)	154	1,165	1,611	(7,449)	535
Net realized gain (loss)	8,582	(1,304)	20,112	(9,577)	(4,229)
Capital gain distribution from mutual funds	9,222	—	20,267	93,791	32,320
Change in unrealized appreciation (depreciation) of investments	(20,405)	(28,050)	(108,684)	(385,090)	(40,397)
Increase (decrease) in net assets from operations	(2,447)	(28,189)	(66,694)	(308,325)	(11,771)

From contract transactions:
Payments for contract benefits or terminations	(58,129)	—	(18,195)	(21,014)	(25,219)
Transfers between sub-accounts (including fixed account), net	(6,990)	(4,729)	(113,737)	81,723	4,860
Contract maintenance charges	(10)	(19)	(15)	(28)	(10)
Increase (decrease) in net assets from contract transactions	(65,129)	(4,748)	(131,947)	60,681	(20,369)

Increase (decrease) in net assets	(67,576)	(32,937)	(198,641)	(247,644)	(32,140)
Net assets at beginning of period	146,360	182,236	495,238	756,341	200,770
Net assets at end of period	$78,784	$149,299	$296,597	$508,697	$168,630

Beginning units	7,377	16,283	35,476	28,388	12,115
Units issued	183	185	145	3,626	1,787
Units redeemed	(3,468)	(670)	(9,842)	(1,018)	(3,274)
Ending units	4,092	15,798	25,779	30,996	10,628

For the Year Ended December 31, 2021
From operations:
Dividends	$5,450	$6,498	$12,064	$—	$5,924
Mortality and expense risk and administrative charges	(1,748)	(2,060)	(5,519)	(9,463)	(2,619)
Net investment income (loss)	3,702	4,438	6,545	(9,463)	3,305
Net realized gain (loss)	6,718	(6)	3,849	4,170	606
Capital gain distribution from mutual funds	16,285	7,614	29,533	268,217	22,385
Change in unrealized appreciation (depreciation) of investments	5,868	(17,014)	3,922	(165,681)	13,507
Increase (decrease) in net assets from operations	32,573	(4,968)	43,849	97,243	39,803

From contract transactions:
Payments received from contract owners	—	—	—	1,500	1,500
Payments for contract benefits or terminations	(24,086)	(633)	(16,857)	(8,204)	(19,308)
Transfers between sub-accounts (including fixed account), net	(3,929)	14,059	11,726	1,531	(29,062)
Contract maintenance charges	(13)	(19)	(15)	(32)	(12)
Increase (decrease) in net assets from contract transactions	(28,028)	13,407	(5,146)	(5,205)	(46,882)

Increase (decrease) in net assets	4,545	8,439	38,703	92,038	(7,079)
Net assets at beginning of period	141,815	173,797	456,535	664,303	207,849
Net assets at end of period	$146,360	$182,236	$495,238	$756,341	$200,770

Beginning units	8,920	15,098	35,865	28,601	15,246
Units issued	6	1,259	856	156	106
Units redeemed	(1,549)	(74)	(1,245)	(369)	(3,237)
Ending units	7,377	16,283	35,476	28,388	12,115

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Multi- Managed Mid Cap Growth Portfolio Class 3	SST SA Multi- Managed Mid Cap Value Portfolio Class 3	SST SA Multi- Managed Small Cap Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$—	$1,540	$268	$4,139	$1,024,353
Mortality and expense risk and administrative charges	(2,842)	(3,544)	(2,530)	(1,501)	(1,164,566)
Net investment income (loss)	(2,842)	(2,004)	(2,262)	2,638	(140,213)
Net realized gain (loss)	(8,803)	1,836	(2,776)	(237)	163,256
Capital gain distribution from mutual funds	71,330	41,817	36,435	49,221	15,219,223
Change in unrealized appreciation (depreciation) of investments	(153,564)	(74,506)	(73,247)	(106,918)	(34,678,730)
Increase (decrease) in net assets from operations	(93,879)	(32,857)	(41,850)	(55,296)	(19,436,464)

From contract transactions:
Payments received from contract owners	—	—	—	37,465	10,022,387
Payments for contract benefits or terminations	(5,876)	(8,363)	(567)	(655)	(4,984,582)
Transfers between sub-accounts (including fixed account), net	(4,528)	(14,816)	(6,155)	1,437	3,326,591
Contract maintenance charges	(19)	(25)	(10)	(5,176)	(1,606,165)
Increase (decrease) in net assets from contract transactions	(10,423)	(23,204)	(6,732)	33,071	6,758,231

Increase (decrease) in net assets	(104,302)	(56,061)	(48,582)	(22,225)	(12,678,233)
Net assets at beginning of period	326,651	327,800	235,525	307,143	100,839,491
Net assets at end of period	$222,349	$271,739	$186,943	$284,918	$88,161,258

Beginning units	12,865	19,084	13,358	18,179	5,929,487
Units issued	1,053	2	97	2,808	1,158,482
Units redeemed	(1,390)	(1,532)	(520)	(501)	(733,225)
Ending units	12,528	17,554	12,935	20,486	6,354,744

For the Year Ended December 31, 2021
From operations:
Dividends	$—	$5,273	$55	$7,498	$2,053,469
Mortality and expense risk and administrative charges	(3,995)	(4,041)	(2,280)	(1,534)	(1,168,786)
Net investment income (loss)	(3,995)	1,232	(2,225)	5,964	884,683
Net realized gain (loss)	14,023	14,131	7,752	1,323	1,266,159
Capital gain distribution from mutual funds	136,939	25,981	46,682	19,015	6,238,159
Change in unrealized appreciation (depreciation) of investments	(120,547)	36,340	519	19,922	5,374,846
Increase (decrease) in net assets from operations	26,420	77,684	52,728	46,224	13,763,847

From contract transactions:
Payments received from contract owners	—	—	—	—	12,633,372
Payments for contract benefits or terminations	(18,823)	(48,731)	(162,641)	(555)	(4,140,684)
Transfers between sub-accounts (including fixed account), net	(12,839)	(32,140)	97,236	7,188	(121,527)
Contract maintenance charges	(19)	(24)	(10)	(4,450)	(1,265,711)
Increase (decrease) in net assets from contract transactions	(31,681)	(80,895)	(65,415)	2,183	7,105,450

Increase (decrease) in net assets	(5,261)	(3,211)	(12,687)	48,407	20,869,297
Net assets at beginning of period	331,912	331,011	248,212	258,736	79,970,194
Net assets at end of period	$326,651	$327,800	$235,525	$307,143	$100,839,491

Beginning units	14,125	24,148	16,366	18,048	5,494,623
Units issued	431	221	6,298	568	1,151,056
Units redeemed	(1,691)	(5,285)	(9,306)	(437)	(716,192)
Ending units	12,865	19,084	13,358	18,179	5,929,487

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA T. Rowe Price Growth Stock Portfolio Class 3	SAST SA AB Growth Portfolio Class 1	SAST SA AB Growth Portfolio Class 2	SAST SA AB Growth Portfolio Class 3	SAST SA AB Small & Mid Cap Value Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$—	$—	$—	$—	$9,690
Mortality and expense risk and administrative charges	(4,685)	(6,075,380)	(735,328)	(6,407,412)	(4,585)
Net investment income (loss)	(4,685)	(6,075,380)	(735,328)	(6,407,412)	5,105
Net realized gain (loss)	(17,172)	15,983,711	1,548,675	10,397,741	(34,789)
Capital gain distribution from mutual funds	65,054	61,758,059	7,279,960	74,193,380	219,310
Change in unrealized appreciation (depreciation) of investments	(288,850)	(230,510,864)	(26,638,817)	(244,592,572)	(351,016)
Increase (decrease) in net assets from operations	(245,653)	(158,844,474)	(18,545,510)	(166,408,863)	(161,390)

From contract transactions:
Payments received from contract owners	—	1,632,164	455,217	48,142,136	59,465
Payments for contract benefits or terminations	(12,685)	(36,374,818)	(4,132,484)	(36,309,365)	(57,730)
Transfers between sub-accounts (including fixed account), net	43,936	(8,291,378)	(345,777)	28,008,802	(201,170)
Contract maintenance charges	(69)	(133,844)	(77,881)	(3,991,071)	(2,220)
Adjustments to net assets allocated to contracts in payout period	—	(19,859)	6,028	17,349	—
Increase (decrease) in net assets from contract transactions	31,182	(43,187,735)	(4,094,897)	35,867,851	(201,655)

Increase (decrease) in net assets	(214,471)	(202,032,209)	(22,640,407)	(130,541,012)	(363,045)
Net assets at beginning of period	585,981	552,124,736	63,729,403	547,212,434	997,651
Net assets at end of period	$371,510	$350,092,527	$41,088,996	$416,671,422	$634,606

Beginning units	19,936	7,330,606	367,252	6,497,542	69,775
Units issued	3,051	99,525	13,911	1,836,029	5,091
Units redeemed	(1,304)	(710,647)	(43,947)	(923,173)	(21,951)
Ending units	21,683	6,719,484	337,216	7,410,398	52,915

For the Year Ended December 31, 2021
From operations:
Dividends	$—	$—	$—	$—	$6,522
Mortality and expense risk and administrative charges	(6,967)	(7,749,958)	(944,484)	(7,365,268)	(3,940)
Net investment income (loss)	(6,967)	(7,749,958)	(944,484)	(7,365,268)	2,582
Net realized gain (loss)	17,692	28,531,358	3,842,778	38,255,897	32,770
Capital gain distribution from mutual funds	179,392	40,376,350	4,767,045	41,843,023	6,390
Change in unrealized appreciation (depreciation) of investments	(87,764)	61,943,738	6,546,949	45,354,102	163,745
Increase (decrease) in net assets from operations	102,353	123,101,488	14,212,288	118,087,754	205,487

From contract transactions:
Payments received from contract owners	3,789	2,218,059	718,896	73,512,510	533,117
Payments for contract benefits or terminations	(90,428)	(49,889,380)	(6,682,865)	(46,931,579)	(11,765)
Transfers between sub-accounts (including fixed account), net	19,483	(8,521,245)	(1,755,343)	(29,054,712)	11,846
Contract maintenance charges	(78)	(151,549)	(81,675)	(2,848,337)	(1,482)
Adjustments to net assets allocated to contracts in payout period	—	393,477	8,253	109,922	—
Increase (decrease) in net assets from contract transactions	(67,234)	(55,950,638)	(7,792,734)	(5,212,196)	531,716

Increase (decrease) in net assets	35,119	67,150,850	6,419,554	112,875,558	737,203
Net assets at beginning of period	550,862	484,973,886	57,309,849	434,336,876	260,448
Net assets at end of period	$585,981	$552,124,736	$63,729,403	$547,212,434	$997,651

Beginning units	22,399	8,043,668	418,214	5,983,240	24,670
Units issued	1,133	91,481	7,215	1,914,171	52,602
Units redeemed	(3,596)	(804,543)	(58,177)	(1,399,869)	(7,497)
Ending units	19,936	7,330,606	367,252	6,497,542	69,775

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA AB Small & Mid Cap Value Portfolio Class 2	SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA American Funds Asset Allocation Portfolio Class 1	SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA American Funds Global Growth Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$83,535	$2,664,275	$157,190	$27,716,801	$—
Mortality and expense risk and administrative charges	(147,749)	(4,919,069)	(37,129)	(19,686,085)	(6,757)
Net investment income (loss)	(64,214)	(2,254,794)	120,061	8,030,716	(6,757)
Net realized gain (loss)	(14,119)	(1,064,107)	83,608	15,662,943	(85,681)
Capital gain distribution from mutual funds	2,279,603	81,913,968	259,410	52,040,633	7,838
Change in unrealized appreciation (depreciation) of investments	(4,087,228)	(143,876,381)	(1,627,483)	(329,725,697)	(321,765)
Increase (decrease) in net assets from operations	(1,885,958)	(65,281,314)	(1,164,404)	(253,991,405)	(406,365)

From contract transactions:
Payments received from contract owners	10,128	19,244,968	661,718	147,806,778	116,073
Payments for contract benefits or terminations	(739,347)	(31,223,412)	(225,961)	(99,439,360)	(70,353)
Transfers between sub-accounts (including fixed account), net	(168,303)	(834,852)	(80,971)	(11,101,224)	(1,075,239)
Contract maintenance charges	(23,727)	(3,414,040)	(114,987)	(25,254,548)	(6,817)
Adjustments to net assets allocated to contracts in payout period	(7,580)	13,144	—	11,796	—
Increase (decrease) in net assets from contract transactions	(928,829)	(16,214,192)	239,799	12,023,442	(1,036,336)

Increase (decrease) in net assets	(2,814,787)	(81,495,506)	(924,605)	(241,967,963)	(1,442,701)
Net assets at beginning of period	11,275,235	382,459,340	8,392,904	1,711,853,203	2,464,739
Net assets at end of period	$8,460,448	$300,963,834	$7,468,299	$1,469,885,240	$1,022,038

Beginning units	210,906	9,773,990	508,474	67,513,730	137,939
Units issued	2,950	1,362,224	53,483	8,529,499	18,832
Units redeemed	(22,773)	(1,732,790)	(36,340)	(8,178,949)	(80,377)
Ending units	191,083	9,403,424	525,617	67,864,280	76,394

For the Year Ended December 31, 2021
From operations:
Dividends	$58,364	$1,671,935	$82,242	$16,553,910	$7,131
Mortality and expense risk and administrative charges	(178,931)	(5,807,495)	(31,912)	(19,990,383)	(9,230)
Net investment income (loss)	(120,567)	(4,135,560)	50,330	(3,436,473)	(2,099)
Net realized gain (loss)	195,204	6,119,586	355,364	15,165,124	6,787
Capital gain distribution from mutual funds	69,645	2,384,387	58,995	13,857,924	190,764
Change in unrealized appreciation (depreciation) of investments	3,103,532	105,005,418	389,663	161,327,373	22,480
Increase (decrease) in net assets from operations	3,247,814	109,373,831	854,352	186,913,948	217,932

From contract transactions:
Payments received from contract owners	15,629	21,340,375	2,735,930	297,885,115	1,858,538
Payments for contract benefits or terminations	(1,431,230)	(43,161,246)	(2,397,999)	(98,590,600)	(16,430)
Transfers between sub-accounts (including fixed account), net	(478,748)	(42,013,225)	74,166	29,777,142	52,184
Contract maintenance charges	(23,975)	(3,070,875)	(79,093)	(19,442,465)	(2,988)
Adjustments to net assets allocated to contracts in payout period	39,990	19,846	—	10,361	—
Increase (decrease) in net assets from contract transactions	(1,878,334)	(66,885,125)	333,004	209,639,553	1,891,304

Increase (decrease) in net assets	1,369,480	42,488,706	1,187,356	396,553,501	2,109,236
Net assets at beginning of period	9,905,755	339,970,634	7,205,548	1,315,299,702	355,503
Net assets at end of period	$11,275,235	$382,459,340	$8,392,904	$1,711,853,203	$2,464,739

Beginning units	249,091	11,530,631	499,737	58,948,212	22,995
Units issued	4,470	1,480,701	177,256	15,211,096	116,563
Units redeemed	(42,655)	(3,237,342)	(168,519)	(6,645,578)	(1,619)
Ending units	210,906	9,773,990	508,474	67,513,730	137,939

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA American Funds Global Growth Portfolio Class 3	SAST SA American Funds Growth Portfolio Class 1	SAST SA American Funds Growth Portfolio Class 3	SAST SA American Funds Growth-Income Portfolio Class 1	SAST SA American Funds Growth-Income Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$—	$14,155	$3,461,189	$19,995	$3,031,609
Mortality and expense risk and administrative charges	(5,106,428)	(9,969)	(8,932,064)	(9,631)	(4,713,660)
Net investment income (loss)	(5,106,428)	4,186	(5,470,875)	10,364	(1,682,051)
Net realized gain (loss)	(4,198,801)	(14,481)	6,405,361	(8,379)	(1,008,959)
Capital gain distribution from mutual funds	2,145,638	254,733	91,406,326	53,291	10,385,353
Change in unrealized appreciation (depreciation) of investments	(107,890,536)	(955,502)	(341,511,726)	(390,466)	(76,940,539)
Increase (decrease) in net assets from operations	(115,050,127)	(711,064)	(249,170,914)	(335,190)	(69,246,196)

From contract transactions:
Payments received from contract owners	16,102,724	212,314	113,931,239	148,818	41,796,500
Payments for contract benefits or terminations	(31,178,947)	(85,936)	(43,399,757)	(97,464)	(29,945,711)
Transfers between sub-accounts (including fixed account), net	23,061,303	(35,830)	54,388,623	(145,226)	4,026,751
Contract maintenance charges	(4,339,290)	(15,690)	(8,387,707)	(12,248)	(3,569,864)
Adjustments to net assets allocated to contracts in payout period	(4,546)	—	11,761	—	5,113
Increase (decrease) in net assets from contract transactions	3,641,244	74,858	116,544,159	(106,120)	12,312,789

Increase (decrease) in net assets	(111,408,883)	(636,206)	(132,626,755)	(441,310)	(56,933,407)
Net assets at beginning of period	435,947,716	2,304,232	767,479,511	1,981,618	384,442,487
Net assets at end of period	$324,538,833	$1,668,026	$634,852,756	$1,540,308	$327,509,080

Beginning units	12,033,355	102,121	15,528,778	119,461	11,885,245
Units issued	2,102,259	28,824	5,314,994	20,117	2,385,978
Units redeemed	(2,044,807)	(24,949)	(2,282,514)	(27,794)	(1,983,121)
Ending units	12,090,807	105,996	18,561,258	111,784	12,288,102

For the Year Ended December 31, 2021
From operations:
Dividends	$263,630	$3,404	$160,768	$20,697	$3,429,426
Mortality and expense risk and administrative charges	(6,290,438)	(9,701)	(9,127,378)	(8,620)	(4,901,662)
Net investment income (loss)	(6,026,808)	(6,297)	(8,966,610)	12,077	(1,472,236)
Net realized gain (loss)	11,606,316	51,841	29,816,604	27,594	2,894,636
Capital gain distribution from mutual funds	34,203,454	79,718	27,070,026	60,466	11,869,796
Change in unrealized appreciation (depreciation) of investments	16,525,413	210,050	67,160,913	231,527	53,811,685
Increase (decrease) in net assets from operations	56,308,375	335,312	115,080,933	331,664	67,103,881

From contract transactions:
Payments received from contract owners	38,082,356	1,331,118	213,466,569	1,159,235	69,018,088
Payments for contract benefits or terminations	(44,779,880)	(12,920)	(55,665,950)	(14,939)	(34,278,120)
Transfers between sub-accounts (including fixed account), net	(289,632)	(46,213)	(5,342,077)	(54,922)	(9,888,069)
Contract maintenance charges	(3,897,414)	(6,711)	(5,079,827)	(6,365)	(2,414,467)
Adjustments to net assets allocated to contracts in payout period	(36,738)	—	(4,567)	—	15,292
Increase (decrease) in net assets from contract transactions	(10,921,308)	1,265,274	147,374,148	1,083,009	22,452,724

Increase (decrease) in net assets	45,387,067	1,600,586	262,455,081	1,414,673	89,556,605
Net assets at beginning of period	390,560,649	703,646	505,024,430	566,945	294,885,882
Net assets at end of period	$435,947,716	$2,304,232	$767,479,511	$1,981,618	$384,442,487

Beginning units	12,379,344	37,847	12,378,564	42,180	11,193,282
Units issued	1,695,686	69,364	5,773,729	84,759	2,845,595
Units redeemed	(2,041,675)	(5,090)	(2,623,515)	(7,478)	(2,153,632)
Ending units	12,033,355	102,121	15,528,778	119,461	11,885,245

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA American Funds VCP Managed Allocation Portfolio Class 1	SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA BlackRock Multi- Factor 70/30 Portfolio Class 1	SAST SA BlackRock Multi- Factor 70/30 Portfolio Class 3	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$12,897	$16,440,647	$877	$655,189	$—
Mortality and expense risk and administrative charges	(5,022)	(22,843,864)	(65)	(412,610)	(3,976)
Net investment income (loss)	7,875	(6,403,217)	812	242,579	(3,976)
Net realized gain (loss)	1,764	24,868,085	(104)	(197,272)	(6,885)
Capital gain distribution from mutual funds	35,121	57,945,337	497	400,565	50
Change in unrealized appreciation (depreciation) of investments	(222,633)	(440,646,051)	(2,758)	(5,828,192)	(141,311)
Increase (decrease) in net assets from operations	(177,873)	(364,235,846)	(1,553)	(5,382,320)	(152,122)

From contract transactions:
Payments received from contract owners	214,013	58,514,956	49,500	15,832,487	28,500
Payments for contract benefits or terminations	(3,350)	(125,809,478)	(890)	(973,697)	(8,866)
Transfers between sub-accounts (including fixed account), net	111	28,988,046	(633)	1,730,890	9,638
Contract maintenance charges	(18,398)	(30,504,542)	(202)	(532,713)	(15,172)
Adjustments to net assets allocated to contracts in payout period	—	58	—	—	—
Increase (decrease) in net assets from contract transactions	192,376	(68,810,960)	47,775	16,056,967	14,100

Increase (decrease) in net assets	14,503	(433,046,806)	46,222	10,674,647	(138,022)
Net assets at beginning of period	947,039	2,001,901,761	—	28,078,091	830,111
Net assets at end of period	$961,542	$1,568,854,955	$46,222	$38,752,738	$692,089

Beginning units	61,003	106,954,856	—	2,357,522	61,732
Units issued	16,208	8,919,502	4,746	1,886,809	3,449
Units redeemed	(2,214)	(13,355,004)	(181)	(321,685)	(2,469)
Ending units	74,997	102,519,354	4,565	3,922,646	62,712

For the Year Ended December 31, 2021
From operations:
Dividends	$12,980	$23,591,078	$—	$329,753	$7,916
Mortality and expense risk and administrative charges	(3,996)	(26,403,329)	—	(198,630)	(3,062)
Net investment income (loss)	8,984	(2,812,251)	—	131,123	4,854
Net realized gain (loss)	6,247	53,192,148	—	209,196	250
Capital gain distribution from mutual funds	47,498	101,833,612	—	999,014	109,401
Change in unrealized appreciation (depreciation) of investments	33,387	86,927,048	—	19,046	(72,379)
Increase (decrease) in net assets from operations	96,116	239,140,557	—	1,358,379	42,126

From contract transactions:
Payments received from contract owners	28,500	81,266,160	—	22,983,878	170,566
Payments for contract benefits or terminations	(1,798)	(139,499,565)	—	(556,570)	(1,926)
Transfers between sub-accounts (including fixed account), net	580,386	17,796,137	—	1,764,690	611,847
Contract maintenance charges	(11,403)	(28,047,733)	—	(160,065)	(8,322)
Adjustments to net assets allocated to contracts in payout period	—	(4,505)	—	—	—
Increase (decrease) in net assets from contract transactions	595,685	(68,489,506)	—	24,031,933	772,165

Increase (decrease) in net assets	691,801	170,651,051	—	25,390,312	814,291
Net assets at beginning of period	255,238	1,831,250,710	—	2,687,779	15,820
Net assets at end of period	$947,039	$2,001,901,761	$—	$28,078,091	$830,111

Beginning units	18,777	110,809,630	—	252,549	1,262
Units issued	44,201	11,692,145	—	2,312,939	61,314
Units redeemed	(1,975)	(15,546,919)	—	(207,966)	(844)
Ending units	61,003	106,954,856	—	2,357,522	61,732

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA Columbia Technology Portfolio Class 1	SAST SA Columbia Technology Portfolio Class 2	SAST SA Columbia Technology Portfolio Class 3	SAST SA DFA Ultra Short Bond Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$—	$—	$—	$—	$—
Mortality and expense risk and administrative charges	(8,303,145)	—	—	—	(353,220)
Net investment income (loss)	(8,303,145)	—	—	—	(353,220)
Net realized gain (loss)	(8,523,082)	—	—	—	(263,410)
Capital gain distribution from mutual funds	41,720	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	(121,134,711)	—	—	—	(100,436)
Increase (decrease) in net assets from operations	(137,919,218)	—	—	—	(717,066)

From contract transactions:
Payments received from contract owners	22,923,227	—	—	—	1,740,844
Payments for contract benefits or terminations	(42,692,938)	—	—	—	(4,053,878)
Transfers between sub-accounts (including fixed account), net	2,412,374	—	—	—	1,428,076
Contract maintenance charges	(11,184,774)	—	—	—	(23,828)
Adjustments to net assets allocated to contracts in payout period	2,705	—	—	—	(42,289)
Increase (decrease) in net assets from contract transactions	(28,539,406)	—	—	—	(951,075)

Increase (decrease) in net assets	(166,458,624)	—	—	—	(1,668,141)
Net assets at beginning of period	744,724,890	—	—	—	23,523,686
Net assets at end of period	$578,266,266	$—	$—	$—	$21,855,545

Beginning units	55,193,356	—	—	—	2,037,617
Units issued	3,750,454	—	—	—	963,719
Units redeemed	(6,190,347)	—	—	—	(1,040,679)
Ending units	52,753,463	—	—	—	1,960,657

For the Year Ended December 31, 2021
From operations:
Dividends	$6,209,697	$—	$—	$—	$12,055
Mortality and expense risk and administrative charges	(9,774,841)	(289,851)	(101,199)	(1,587,486)	(393,561)
Net investment income (loss)	(3,565,144)	(289,851)	(101,199)	(1,587,486)	(381,506)
Net realized gain (loss)	6,816,004	4,834,584	1,713,181	(799,367)	(254,898)
Capital gain distribution from mutual funds	102,825,049	8,376,932	2,937,800	64,220,438	—
Change in unrealized appreciation (depreciation) of investments	(61,876,335)	(6,875,633)	(2,533,287)	(25,941,785)	113,414
Increase (decrease) in net assets from operations	44,199,574	6,046,032	2,016,495	35,891,800	(522,990)

From contract transactions:
Payments received from contract owners	30,713,457	223,445	55,513	45,463,216	1,667,947
Payments for contract benefits or terminations	(46,641,690)	(1,143,106)	(641,837)	(9,401,794)	(5,547,718)
Transfers between sub-accounts (including fixed account), net	8,319,842	(25,239,032)	(8,161,413)	(171,735,264)	1,553,206
Contract maintenance charges	(10,466,924)	(4,609)	(8,929)	(870,465)	(22,326)
Adjustments to net assets allocated to contracts in payout period	95	2,603	—	(2,007)	27,844
Increase (decrease) in net assets from contract transactions	(18,075,220)	(26,160,699)	(8,756,666)	(136,546,314)	(2,321,047)

Increase (decrease) in net assets	26,124,354	(20,114,667)	(6,740,171)	(100,654,514)	(2,844,037)
Net assets at beginning of period	718,600,536	20,114,667	6,740,171	100,654,514	26,367,723
Net assets at end of period	$744,724,890	$—	$—	$—	$23,523,686

Beginning units	56,577,810	1,654,996	576,835	3,189,175	2,235,611
Units issued	5,313,820	85,308	31,896	1,374,417	1,237,768
Units redeemed	(6,698,274)	(1,740,304)	(608,731)	(4,563,592)	(1,435,762)
Ending units	55,193,356	—	—	—	2,037,617

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA DFA Ultra Short Bond Portfolio Class 2	SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA Emerging Markets Equity Index Portfolio Class 1	SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Federated Hermes Corporate Bond Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$—	$—	$1,990	$234,355	$1,509,520
Mortality and expense risk and administrative charges	(131,210)	(2,491,887)	(544)	(148,650)	(616,528)
Net investment income (loss)	(131,210)	(2,491,887)	1,446	85,705	892,992
Net realized gain (loss)	(90,304)	(1,942,416)	(4,275)	(135,164)	(767,553)
Capital gain distribution from mutual funds	—	—	—	—	139,554
Change in unrealized appreciation (depreciation) of investments	(61,832)	(1,305,399)	(23,332)	(2,669,794)	(7,602,339)
Increase (decrease) in net assets from operations	(283,346)	(5,739,702)	(26,161)	(2,719,253)	(7,337,346)

From contract transactions:
Payments received from contract owners	820,963	19,275,083	—	3,895,672	244,663
Payments for contract benefits or terminations	(2,258,692)	(20,711,606)	(34,444)	(255,816)	(4,789,771)
Transfers between sub-accounts (including fixed account), net	373,773	20,929,139	59,320	1,207,172	(219,863)
Contract maintenance charges	(14,094)	(2,622,230)	(1,606)	(170,074)	(18,025)
Adjustments to net assets allocated to contracts in payout period	11,803	(83)	—	—	11,004
Increase (decrease) in net assets from contract transactions	(1,066,247)	16,870,303	23,270	4,676,954	(4,771,992)

Increase (decrease) in net assets	(1,349,593)	11,130,601	(2,891)	1,957,701	(12,109,338)
Net assets at beginning of period	8,990,127	172,700,500	103,054	11,167,585	49,281,795
Net assets at end of period	$7,640,534	$183,831,101	$100,163	$13,125,286	$37,172,457

Beginning units	803,813	19,000,018	9,080	1,020,696	1,413,125
Units issued	197,748	9,608,349	6,661	719,343	93,255
Units redeemed	(296,544)	(7,550,079)	(4,606)	(210,962)	(238,111)
Ending units	705,017	21,058,288	11,135	1,529,077	1,268,269

For the Year Ended December 31, 2021
From operations:
Dividends	$—	$—	$831	$98,787	$1,539,790
Mortality and expense risk and administrative charges	(147,135)	(2,514,224)	(326)	(108,906)	(779,463)
Net investment income (loss)	(147,135)	(2,514,224)	505	(10,119)	760,327
Net realized gain (loss)	(49,183)	(1,363,596)	539	474,401	440,825
Capital gain distribution from mutual funds	—	—	—	—	141,198
Change in unrealized appreciation (depreciation) of investments	(14,787)	(6,526)	(4,430)	(1,127,741)	(1,841,602)
Increase (decrease) in net assets from operations	(211,105)	(3,884,346)	(3,386)	(663,459)	(499,252)

From contract transactions:
Payments received from contract owners	2,524,709	19,600,998	12,500	5,840,942	911,439
Payments for contract benefits or terminations	(3,582,000)	(28,723,296)	(1,981)	(225,829)	(6,668,156)
Transfers between sub-accounts (including fixed account), net	976,326	1,547,921	41,926	1,327,466	1,124,770
Contract maintenance charges	(13,295)	(2,104,867)	(445)	(77,158)	(14,476)
Adjustments to net assets allocated to contracts in payout period	45,146	35,219	—	—	3,724
Increase (decrease) in net assets from contract transactions	(49,114)	(9,644,025)	52,000	6,865,421	(4,642,699)

Increase (decrease) in net assets	(260,219)	(13,528,371)	48,614	6,201,962	(5,141,951)
Net assets at beginning of period	9,250,346	186,228,871	54,440	4,965,623	54,423,746
Net assets at end of period	$8,990,127	$172,700,500	$103,054	$11,167,585	$49,281,795

Beginning units	810,084	20,099,544	4,612	432,633	1,528,690
Units issued	395,767	8,067,154	4,676	868,566	123,601
Units redeemed	(402,038)	(9,166,680)	(208)	(280,503)	(239,166)
Ending units	803,813	19,000,018	9,080	1,020,696	1,413,125

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Federated Hermes Corporate Bond Portfolio Class 2	SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Fidelity Institutional AM® International Growth Class 1	SAST SA Fidelity Institutional AM® International Growth Class 3	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$440,307	$24,280,312	$35	$—	$151,346
Mortality and expense risk and administrative charges	(194,898)	(9,856,686)	(2,774)	(96,181)	(252,284)
Net investment income (loss)	245,409	14,423,626	(2,739)	(96,181)	(100,938)
Net realized gain (loss)	(259,239)	(14,069,290)	(111,774)	(117,811)	(131,341)
Capital gain distribution from mutual funds	42,903	2,419,701	46,317	853,132	1,287,886
Change in unrealized appreciation (depreciation) of investments	(2,312,141)	(129,711,091)	(110,527)	(3,084,333)	(6,774,665)
Increase (decrease) in net assets from operations	(2,283,068)	(126,937,054)	(178,723)	(2,445,193)	(5,719,058)

From contract transactions:
Payments received from contract owners	237,768	77,155,992	39,617	1,574,951	119,932
Payments for contract benefits or terminations	(1,544,884)	(54,361,799)	(73,729)	(342,732)	(1,329,146)
Transfers between sub-accounts (including fixed account), net	(516,337)	(38,991,541)	(263,340)	1,054,115	162,784
Contract maintenance charges	(16,308)	(10,399,338)	(798)	(118,881)	(5,830)
Adjustments to net assets allocated to contracts in payout period	(8,771)	8,109	—	—	(1,898)
Increase (decrease) in net assets from contract transactions	(1,848,532)	(26,588,577)	(298,250)	2,167,453	(1,054,158)

Increase (decrease) in net assets	(4,131,600)	(153,525,631)	(476,973)	(277,740)	(6,773,216)
Net assets at beginning of period	15,232,244	810,235,712	694,866	8,474,707	20,746,998
Net assets at end of period	$11,100,644	$656,710,081	$217,893	$8,196,967	$13,973,782

Beginning units	438,755	35,807,847	45,820	572,953	363,900
Units issued	13,180	6,894,434	5,238	294,843	18,409
Units redeemed	(72,515)	(7,937,953)	(31,378)	(101,750)	(40,057)
Ending units	379,420	34,764,328	19,680	766,046	342,252

For the Year Ended December 31, 2021
From operations:
Dividends	$443,926	$22,608,087	$165	$—	$274,943
Mortality and expense risk and administrative charges	(250,153)	(10,534,009)	(3,487)	(75,817)	(286,968)
Net investment income (loss)	193,773	12,074,078	(3,322)	(75,817)	(12,025)
Net realized gain (loss)	107,583	1,924,710	4,073	113,083	44,023
Capital gain distribution from mutual funds	43,087	2,216,444	46,405	530,229	—
Change in unrealized appreciation (depreciation) of investments	(544,992)	(22,584,233)	23,253	519	5,896,691
Increase (decrease) in net assets from operations	(200,549)	(6,369,001)	70,409	568,014	5,928,689

From contract transactions:
Payments received from contract owners	316,926	142,353,425	395,179	3,925,596	125,289
Payments for contract benefits or terminations	(3,010,783)	(63,757,387)	(14,575)	(138,919)	(1,849,889)
Transfers between sub-accounts (including fixed account), net	690,036	76,883,465	24,851	1,254,910	(340,315)
Contract maintenance charges	(17,413)	(7,901,919)	(1,028)	(57,933)	(5,671)
Adjustments to net assets allocated to contracts in payout period	36,247	19,553	—	—	7,852
Increase (decrease) in net assets from contract transactions	(1,984,987)	147,597,137	404,427	4,983,654	(2,062,734)

Increase (decrease) in net assets	(2,185,536)	141,228,136	474,836	5,551,668	3,865,955
Net assets at beginning of period	17,417,780	669,007,576	220,030	2,923,039	16,881,043
Net assets at end of period	$15,232,244	$810,235,712	$694,866	$8,474,707	$20,746,998

Beginning units	496,567	28,553,812	16,203	218,419	404,338
Units issued	38,006	12,302,451	30,805	409,761	15,629
Units redeemed	(95,818)	(5,048,416)	(1,188)	(55,227)	(56,067)
Ending units	438,755	35,807,847	45,820	572,953	363,900

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA Fixed Income Index Portfolio Class 1	SAST SA Fixed Income Index Portfolio Class 3	SAST SA Fixed Income Intermediate Index Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$26,268	$928,133	$923	$1,066,148	$184
Mortality and expense risk and administrative charges	(57,439)	(2,038,330)	(128)	(767,855)	(32)
Net investment income (loss)	(31,171)	(1,110,197)	795	298,293	152
Net realized gain (loss)	(27,408)	810,045	(229)	(1,464,768)	(4)
Capital gain distribution from mutual funds	280,266	11,371,637	128	168,513	4
Change in unrealized appreciation (depreciation) of investments	(1,479,682)	(56,950,014)	(3,136)	(8,409,876)	(355)
Increase (decrease) in net assets from operations	(1,257,995)	(45,878,529)	(2,442)	(9,407,838)	(203)

From contract transactions:
Payments received from contract owners	1,758	7,261,321	19,955	13,666,127	13,125
Payments for contract benefits or terminations	(349,195)	(13,384,569)	(95)	(4,428,902)	(96)
Transfers between sub-accounts (including fixed account), net	46,069	12,980,809	27,994	(3,191,508)	(92)
Contract maintenance charges	(6,308)	(1,530,215)	(338)	(1,020,858)	—
Adjustments to net assets allocated to contracts in payout period	(302)	5,593	—	(16)	—
Increase (decrease) in net assets from contract transactions	(307,978)	5,332,939	47,516	5,024,843	12,937

Increase (decrease) in net assets	(1,565,973)	(40,545,590)	45,074	(4,382,995)	12,734
Net assets at beginning of period	4,659,985	165,080,314	750	65,185,453	—
Net assets at end of period	$3,094,012	$124,534,724	$45,824	$60,802,458	$12,734

Beginning units	84,750	5,911,434	67	5,991,408	—
Units issued	3,833	1,408,666	4,834	2,243,832	1,285
Units redeemed	(10,168)	(964,506)	(251)	(1,723,741)	(18)
Ending units	78,415	6,355,594	4,650	6,511,499	1,267

For the Year Ended December 31, 2021
From operations:
Dividends	$57,865	$1,991,727	$—	$1,201,828	$—
Mortality and expense risk and administrative charges	(69,957)	(2,475,492)	—	(728,468)	—
Net investment income (loss)	(12,092)	(483,765)	—	473,360	—
Net realized gain (loss)	(6,757)	1,855,413	—	509,073	—
Capital gain distribution from mutual funds	—	—	—	729,733	—
Change in unrealized appreciation (depreciation) of investments	1,400,688	49,555,277	1	(3,502,258)	—
Increase (decrease) in net assets from operations	1,381,839	50,926,925	1	(1,790,092)	—

From contract transactions:
Payments received from contract owners	7,264	7,332,311	—	17,376,390	—
Payments for contract benefits or terminations	(705,692)	(17,501,949)	—	(3,694,251)	—
Transfers between sub-accounts (including fixed account), net	(214,942)	(23,993,390)	749	3,156,838	—
Contract maintenance charges	(6,113)	(1,463,074)	—	(718,695)	—
Adjustments to net assets allocated to contracts in payout period	421	9,877	—	1,577	—
Increase (decrease) in net assets from contract transactions	(919,062)	(35,616,225)	749	16,121,859	—

Increase (decrease) in net assets	462,777	15,310,700	750	14,331,767	—
Net assets at beginning of period	4,197,208	149,769,614	—	50,853,686	—
Net assets at end of period	$4,659,985	$165,080,314	$750	$65,185,453	$—

Beginning units	104,429	7,232,081	—	4,513,294	—
Units issued	841	857,057	67	2,770,190	—
Units redeemed	(20,520)	(2,177,704)	—	(1,292,076)	—
Ending units	84,750	5,911,434	67	5,991,408	—

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Small Company Value Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$345,073	$4,915,481	$639,329	$4,977,618	$652
Mortality and expense risk and administrative charges	(374,473)	(4,395,693)	(649,273)	(5,228,736)	(339)
Net investment income (loss)	(29,400)	519,788	(9,944)	(251,118)	313
Net realized gain (loss)	(407,987)	(653,504)	426,512	10,891,229	(1,795)
Capital gain distribution from mutual funds	8,060	46,813,022	6,739,379	56,625,171	19,782
Change in unrealized appreciation (depreciation) of investments	(2,261,181)	(56,200,375)	(8,643,332)	(79,537,263)	(22,682)
Increase (decrease) in net assets from operations	(2,690,508)	(9,521,069)	(1,487,385)	(12,271,981)	(4,382)

From contract transactions:
Payments received from contract owners	4,484,757	1,023,358	483,615	11,709,018	19,226
Payments for contract benefits or terminations	(1,971,908)	(29,182,249)	(4,062,454)	(33,897,735)	(935)
Transfers between sub-accounts (including fixed account), net	(459,929)	(7,710,288)	(1,627,255)	(32,365,047)	34,001
Contract maintenance charges	(506,631)	(77,049)	(68,310)	(2,837,062)	(863)
Adjustments to net assets allocated to contracts in payout period	(16)	58,446	12,393	1,914	—
Increase (decrease) in net assets from contract transactions	1,546,273	(35,887,782)	(5,262,011)	(57,388,912)	51,429

Increase (decrease) in net assets	(1,144,235)	(45,408,851)	(6,749,396)	(69,660,893)	47,047
Net assets at beginning of period	31,311,043	321,179,462	45,971,585	386,641,244	46,018
Net assets at end of period	$30,166,808	$275,770,611	$39,222,189	$316,980,351	$93,065

Beginning units	3,006,389	3,356,988	495,266	8,973,492	3,178
Units issued	943,187	37,673	11,840	901,252	4,614
Units redeemed	(780,141)	(425,096)	(71,546)	(2,126,473)	(585)
Ending units	3,169,435	2,969,565	435,560	7,748,271	7,207

For the Year Ended December 31, 2021
From operations:
Dividends	$325,057	$5,737,184	$756,750	$6,169,119	$387
Mortality and expense risk and administrative charges	(357,979)	(4,890,826)	(707,688)	(5,891,174)	(74)
Net investment income (loss)	(32,922)	846,358	49,062	277,945	313
Net realized gain (loss)	195,329	(3,545,509)	(72,127)	4,510,163	16
Capital gain distribution from mutual funds	37,512	2,138,147	303,119	2,598,775	1,911
Change in unrealized appreciation (depreciation) of investments	(1,055,920)	77,744,700	10,533,185	85,224,281	(639)
Increase (decrease) in net assets from operations	(856,001)	77,183,696	10,813,239	92,611,164	1,601

From contract transactions:
Payments received from contract owners	4,280,325	1,493,063	523,657	15,454,467	24,247
Payments for contract benefits or terminations	(2,014,570)	(36,487,153)	(5,109,716)	(43,794,574)	(183)
Transfers between sub-accounts (including fixed account), net	2,478,577	(8,814,311)	(1,316,718)	(28,431,208)	20,489
Contract maintenance charges	(383,494)	(77,892)	(62,081)	(2,496,774)	(136)
Adjustments to net assets allocated to contracts in payout period	907	75,684	69,403	23,472	—
Increase (decrease) in net assets from contract transactions	4,361,745	(43,810,609)	(5,895,455)	(59,244,617)	44,417

Increase (decrease) in net assets	3,505,744	33,373,087	4,917,784	33,366,547	46,018
Net assets at beginning of period	27,805,299	287,806,375	41,053,801	353,274,697	—
Net assets at end of period	$31,311,043	$321,179,462	$45,971,585	$386,641,244	$46,018

Beginning units	2,589,661	3,846,631	565,642	10,197,041	—
Units issued	1,002,479	43,013	10,281	1,032,902	3,280
Units redeemed	(585,751)	(532,656)	(80,657)	(2,256,451)	(102)
Ending units	3,006,389	3,356,988	495,266	8,973,492	3,178

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2
For the Year Ended December 31, 2022
From operations:
Dividends	$580,278	$883	$108,162	$424,757	$89,113
Mortality and expense risk and administrative charges	(2,116,673)	(193)	(75,946)	(356,518)	(81,184)
Net investment income (loss)	(1,536,395)	690	32,216	68,239	7,929
Net realized gain (loss)	(4,208,409)	(197)	266,287	48,689	(10,585)
Capital gain distribution from mutual funds	29,701,105	5,688	756,958	5,142,035	1,184,035
Change in unrealized appreciation (depreciation) of investments	(43,460,164)	(10,437)	(1,979,158)	(7,784,218)	(1,725,411)
Increase (decrease) in net assets from operations	(19,503,863)	(4,256)	(923,697)	(2,525,255)	(544,032)

From contract transactions:
Payments received from contract owners	7,308,121	—	1,798,165	260,017	46,787
Payments for contract benefits or terminations	(13,135,513)	(550)	(146,763)	(2,533,755)	(392,957)
Transfers between sub-accounts (including fixed account), net	(6,865,960)	36,522	869,483	(1,221,115)	(56,268)
Contract maintenance charges	(1,727,962)	(510)	(93,756)	(16,941)	(7,985)
Adjustments to net assets allocated to contracts in payout period	(309)	—	—	1,567	(194)
Increase (decrease) in net assets from contract transactions	(14,421,623)	35,462	2,427,129	(3,510,227)	(410,617)

Increase (decrease) in net assets	(33,925,486)	31,206	1,503,432	(6,035,482)	(954,649)
Net assets at beginning of period	163,153,424	20,029	5,286,453	27,512,124	5,953,628
Net assets at end of period	$129,227,938	$51,235	$6,789,885	$21,476,642	$4,998,979

Beginning units	6,482,397	1,347	364,136	579,681	127,778
Units issued	672,349	2,824	303,401	27,057	3,158
Units redeemed	(1,347,415)	(178)	(120,512)	(101,240)	(12,744)
Ending units	5,807,331	3,993	547,025	505,498	118,192

For the Year Ended December 31, 2021
From operations:
Dividends	$1,444,660	$11	$—	$607,114	$123,819
Mortality and expense risk and administrative charges	(2,418,506)	(32)	(44,515)	(414,463)	(90,306)
Net investment income (loss)	(973,846)	(21)	(44,515)	192,651	33,513
Net realized gain (loss)	(1,481,145)	60	145,412	629,813	140,418
Capital gain distribution from mutual funds	8,744,729	—	—	1,616,818	350,008
Change in unrealized appreciation (depreciation) of investments	26,673,403	1,216	640,032	2,936,449	604,776
Increase (decrease) in net assets from operations	32,963,141	1,255	740,929	5,375,731	1,128,715

From contract transactions:
Payments received from contract owners	12,066,984	11,245	2,669,075	118,312	30,498
Payments for contract benefits or terminations	(17,308,176)	—	(167,907)	(2,534,283)	(724,304)
Transfers between sub-accounts (including fixed account), net	(8,306,515)	7,563	332,025	(907,570)	66,218
Contract maintenance charges	(1,495,875)	(34)	(34,116)	(14,224)	(7,624)
Adjustments to net assets allocated to contracts in payout period	7,454	—	—	2,569	4,460
Increase (decrease) in net assets from contract transactions	(15,036,128)	18,774	2,799,077	(3,335,196)	(630,752)

Increase (decrease) in net assets	17,927,013	20,029	3,540,006	2,040,535	497,963
Net assets at beginning of period	145,226,411	—	1,746,447	25,471,589	5,455,665
Net assets at end of period	$163,153,424	$20,029	$5,286,453	$27,512,124	$5,953,628

Beginning units	7,145,579	—	148,983	654,164	142,746
Units issued	1,077,929	1,381	259,804	27,338	8,592
Units redeemed	(1,741,111)	(34)	(44,651)	(101,821)	(23,560)
Ending units	6,482,397	1,347	364,136	579,681	127,778
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Tactical Opportunities Portfolio Class 1	SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA Global Index Allocation 60/40 Portfolio Class 1	SAST SA Global Index Allocation 60/40 Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$2,655,403	$900	$693,867	$257	$25,725
Mortality and expense risk and administrative charges	(2,221,605)	(297)	(826,961)	(357)	(735,541)
Net investment income (loss)	433,798	603	(133,094)	(100)	(709,816)
Net realized gain (loss)	(2,056,303)	107	364,750	(112)	531,904
Capital gain distribution from mutual funds	37,468,483	3,135	2,995,117	840	545,480
Change in unrealized appreciation (depreciation) of investments	(52,459,068)	(11,280)	(13,776,946)	(15,067)	(10,535,685)
Increase (decrease) in net assets from operations	(16,613,090)	(7,435)	(10,550,173)	(14,439)	(10,168,117)

From contract transactions:
Payments received from contract owners	12,324,980	—	9,655,308	—	5,911,786
Payments for contract benefits or terminations	(10,828,925)	(556)	(3,022,068)	—	(4,019,855)
Transfers between sub-accounts (including fixed account), net	(13,576,275)	36,106	970,260	1,777	(100,624)
Contract maintenance charges	(1,943,990)	(1,085)	(1,157,337)	(1,643)	(998,822)
Adjustments to net assets allocated to contracts in payout period	(200)	—	—	—	—
Increase (decrease) in net assets from contract transactions	(14,024,410)	34,465	6,446,163	134	792,485

Increase (decrease) in net assets	(30,637,500)	27,030	(4,104,010)	(14,305)	(9,375,632)
Net assets at beginning of period	183,312,506	41,245	68,742,945	100,030	65,253,076
Net assets at end of period	$152,675,006	$68,275	$64,638,935	$85,725	$55,877,444

Beginning units	4,506,856	2,926	5,092,788	7,415	5,039,140
Units issued	548,499	2,983	1,141,723	276	779,740
Units redeemed	(921,676)	(265)	(600,376)	(262)	(716,398)
Ending units	4,133,679	5,644	5,634,135	7,429	5,102,482

For the Year Ended December 31, 2021
From operations:
Dividends	$3,797,676	$447	$606,228	$1,607	$813,499
Mortality and expense risk and administrative charges	(2,373,933)	(202)	(786,533)	(489)	(736,967)
Net investment income (loss)	1,423,743	245	(180,305)	1,118	76,532
Net realized gain (loss)	2,899,001	282	571,828	5,556	830,529
Capital gain distribution from mutual funds	10,957,630	2,451	4,164,379	2,604	1,675,361
Change in unrealized appreciation (depreciation) of investments	16,548,196	2,229	2,826,055	2,030	1,875,159
Increase (decrease) in net assets from operations	31,828,570	5,207	7,381,957	11,308	4,457,581

From contract transactions:
Payments received from contract owners	35,277,949	—	12,142,679	—	12,350,458
Payments for contract benefits or terminations	(17,803,969)	(552)	(2,184,416)	—	(4,205,235)
Transfers between sub-accounts (including fixed account), net	(4,674,142)	1,086	554,162	(33,398)	2,958,009
Contract maintenance charges	(1,380,651)	(610)	(863,929)	(1,442)	(747,446)
Adjustments to net assets allocated to contracts in payout period	455	—	—	—	—
Increase (decrease) in net assets from contract transactions	11,419,642	(76)	9,648,496	(34,840)	10,355,786

Increase (decrease) in net assets	43,248,212	5,131	17,030,453	(23,532)	14,813,367
Net assets at beginning of period	140,064,294	36,114	51,712,492	123,562	50,439,709
Net assets at end of period	$183,312,506	$41,245	$68,742,945	$100,030	$65,253,076

Beginning units	4,220,974	2,934	4,343,112	10,023	4,216,976
Units issued	1,245,621	86	1,144,891	315	1,270,995
Units redeemed	(959,739)	(94)	(395,215)	(2,923)	(448,831)
Ending units	4,506,856	2,926	5,092,788	7,415	5,039,140

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Global Index Allocation 75/25 Portfolio Class 1	SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA Global Index Allocation 90/10 Portfolio Class 1	SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA Goldman Sachs Global Bond Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$367	$67,088	$55,203	$2,842,870	$—
Mortality and expense risk and administrative charges	(576)	(742,490)	(17,337)	(2,771,102)	(206,275)
Net investment income (loss)	(209)	(675,402)	37,866	71,768	(206,275)
Net realized gain (loss)	674	639,326	15,082	1,917,828	(344,867)
Capital gain distribution from mutual funds	1,293	726,906	65,723	3,988,998	—
Change in unrealized appreciation (depreciation) of investments	(20,385)	(11,659,967)	(821,712)	(49,100,161)	(2,704,481)
Increase (decrease) in net assets from operations	(18,627)	(10,969,137)	(703,041)	(43,121,567)	(3,255,623)

From contract transactions:
Payments received from contract owners	—	7,486,499	101,706	27,888,474	196,199
Payments for contract benefits or terminations	—	(2,807,901)	(1,110)	(9,331,194)	(1,066,821)
Transfers between sub-accounts (including fixed account), net	1,731	(229,039)	(2,961)	1,197,953	(99,300)
Contract maintenance charges	(1,816)	(1,051,583)	(69,838)	(3,936,237)	(7,214)
Adjustments to net assets allocated to contracts in payout period	—	2,600	—	—	5,718
Increase (decrease) in net assets from contract transactions	(85)	3,400,576	27,797	15,818,996	(971,418)

Increase (decrease) in net assets	(18,712)	(7,568,561)	(675,244)	(27,302,571)	(4,227,041)
Net assets at beginning of period	119,095	65,543,601	4,255,242	242,687,504	16,525,915
Net assets at end of period	$100,383	$57,975,040	$3,579,998	$215,384,933	$12,298,874

Beginning units	8,592	4,899,011	298,288	17,681,240	725,359
Units issued	307	915,876	8,881	3,244,225	31,627
Units redeemed	(304)	(621,213)	(6,715)	(1,938,356)	(76,215)
Ending units	8,595	5,193,674	300,454	18,987,109	680,771

For the Year Ended December 31, 2021
From operations:
Dividends	$1,878	$807,606	$41,717	$2,064,383	$434,605
Mortality and expense risk and administrative charges	(634)	(703,400)	(16,370)	(2,663,149)	(275,774)
Net investment income (loss)	1,244	104,206	25,347	(598,766)	158,831
Net realized gain (loss)	1,052	552,243	17,861	2,811,468	(56,372)
Capital gain distribution from mutual funds	2,230	1,202,155	39,909	2,286,400	—
Change in unrealized appreciation (depreciation) of investments	8,435	3,587,033	391,800	21,691,014	(1,794,893)
Increase (decrease) in net assets from operations	12,961	5,445,637	474,917	26,190,116	(1,692,434)

From contract transactions:
Payments received from contract owners	—	14,209,289	916,001	56,483,720	111,993
Payments for contract benefits or terminations	—	(1,612,023)	(1,109)	(7,695,593)	(2,278,973)
Transfers between sub-accounts (including fixed account), net	(719)	3,394,036	34,389	(13,270)	187,188
Contract maintenance charges	(1,651)	(753,509)	(48,382)	(2,896,363)	(5,580)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(6,772)
Increase (decrease) in net assets from contract transactions	(2,370)	15,237,793	900,899	45,878,494	(1,992,144)

Increase (decrease) in net assets	10,591	20,683,430	1,375,816	72,068,610	(3,684,578)
Net assets at beginning of period	108,504	44,860,171	2,879,426	170,618,894	20,210,493
Net assets at end of period	$119,095	$65,543,601	$4,255,242	$242,687,504	$16,525,915

Beginning units	8,770	3,722,086	232,434	14,172,789	803,649
Units issued	39	1,491,671	69,829	5,322,041	73,796
Units redeemed	(217)	(314,746)	(3,975)	(1,813,590)	(152,086)
Ending units	8,592	4,899,011	298,288	17,681,240	725,359

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Goldman Sachs Global Bond Portfolio Class 2	SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA Index Allocation 60/40 Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$—	$—	$—	$—	$4,998
Mortality and expense risk and administrative charges	(51,984)	(2,718,237)	(26)	(333,797)	(2,533)
Net investment income (loss)	(51,984)	(2,718,237)	(26)	(333,797)	2,465
Net realized gain (loss)	(77,835)	(4,823,887)	(11)	41,506	4,226
Capital gain distribution from mutual funds	—	—	331	1,368,693	11,264
Change in unrealized appreciation (depreciation) of investments	(676,475)	(38,371,830)	(1,577)	(6,274,825)	(130,234)
Increase (decrease) in net assets from operations	(806,294)	(45,913,954)	(1,283)	(5,198,423)	(112,279)

From contract transactions:
Payments received from contract owners	66,304	8,019,112	—	3,541,313	—
Payments for contract benefits or terminations	(336,632)	(16,635,227)	(553)	(1,003,251)	—
Transfers between sub-accounts (including fixed account), net	73,209	(208,965)	115	(969,430)	(347,474)
Contract maintenance charges	(5,160)	(2,935,179)	(120)	(468,536)	(813)
Adjustments to net assets allocated to contracts in payout period	—	4,732	—	—	—
Increase (decrease) in net assets from contract transactions	(202,279)	(11,755,527)	(558)	1,100,096	(348,287)

Increase (decrease) in net assets	(1,008,573)	(57,669,481)	(1,841)	(4,098,327)	(460,566)
Net assets at beginning of period	3,961,222	231,293,179	7,891	29,651,190	770,268
Net assets at end of period	$2,952,649	$173,623,698	$6,050	$25,552,863	$309,702

Beginning units	178,479	16,534,144	555	2,187,161	48,161
Units issued	14,551	1,928,179	9	450,337	71
Units redeemed	(26,075)	(2,846,217)	(55)	(355,655)	(25,391)
Ending units	166,955	15,616,106	509	2,281,843	22,841

For the Year Ended December 31, 2021
From operations:
Dividends	$96,168	$5,372,380	$32	$65,236	$1,866
Mortality and expense risk and administrative charges	(67,204)	(3,268,873)	(31)	(326,746)	(2,825)
Net investment income (loss)	28,964	2,103,507	1	(261,510)	(959)
Net realized gain (loss)	43,437	1,719,081	140	383,698	1,035
Capital gain distribution from mutual funds	—	—	1,136	4,191,758	7,542
Change in unrealized appreciation (depreciation) of investments	(477,791)	(24,090,832)	(222)	(1,235,132)	52,248
Increase (decrease) in net assets from operations	(405,390)	(20,268,244)	1,055	3,078,814	59,866

From contract transactions:
Payments received from contract owners	9,037	23,206,937	—	4,686,571	311,654
Payments for contract benefits or terminations	(685,152)	(22,986,076)	(552)	(1,322,795)	—
Transfers between sub-accounts (including fixed account), net	145,112	30,101,831	35	1,862,574	(1,084)
Contract maintenance charges	(5,327)	(2,664,041)	(113)	(352,585)	(744)
Adjustments to net assets allocated to contracts in payout period	(2,116)	4,339	—	—	—
Increase (decrease) in net assets from contract transactions	(538,446)	27,662,990	(630)	4,873,765	309,826

Increase (decrease) in net assets	(943,836)	7,394,746	425	7,952,579	369,692
Net assets at beginning of period	4,905,058	223,898,433	7,466	21,698,611	400,576
Net assets at end of period	$3,961,222	$231,293,179	$7,891	$29,651,190	$770,268

Beginning units	201,256	14,480,643	601	1,812,483	28,243
Units issued	16,221	4,862,994	6	594,663	20,040
Units redeemed	(38,998)	(2,809,493)	(52)	(219,985)	(122)
Ending units	178,479	16,534,144	555	2,187,161	48,161

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA Index Allocation 80/20 Portfolio Class 1	SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Index Allocation 90/10 Portfolio Class 1	SAST SA Index Allocation 90/10 Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$2,215,113	$32,855	$4,424,777	$134,201	$12,557,453
Mortality and expense risk and administrative charges	(2,115,826)	(10,872)	(4,015,941)	(37,831)	(11,216,712)
Net investment income (loss)	99,287	21,983	408,836	96,370	1,340,741
Net realized gain (loss)	2,220,414	93,416	5,449,431	76,945	13,434,987
Capital gain distribution from mutual funds	5,914,195	63,793	10,073,700	225,575	24,739,216
Change in unrealized appreciation (depreciation) of investments	(37,964,201)	(566,277)	(77,907,546)	(1,503,374)	(222,211,683)
Increase (decrease) in net assets from operations	(29,730,305)	(387,085)	(61,975,579)	(1,104,484)	(182,696,739)

From contract transactions:
Payments received from contract owners	19,320,343	47,369	32,559,045	1,752,942	78,882,767
Payments for contract benefits or terminations	(12,685,589)	(4,713)	(16,654,382)	(75,483)	(39,424,861)
Transfers between sub-accounts (including fixed account), net	7,019,513	(48,372)	(343,880)	513,474	(5,927,467)
Contract maintenance charges	(2,736,161)	(38,585)	(5,500,961)	(108,205)	(16,135,311)
Adjustments to net assets allocated to contracts in payout period	8,680	—	138,337	—	1,589
Increase (decrease) in net assets from contract transactions	10,926,786	(44,301)	10,198,159	2,082,728	17,396,717

Increase (decrease) in net assets	(18,803,519)	(431,386)	(51,777,420)	978,244	(165,300,022)
Net assets at beginning of period	182,446,537	2,356,668	356,799,103	6,952,109	1,013,852,694
Net assets at end of period	$163,643,018	$1,925,282	$305,021,683	$7,930,353	$848,552,672

Beginning units	11,965,926	133,959	21,314,934	381,020	58,148,904
Units issued	2,532,504	28,766	3,171,448	165,242	7,056,142
Units redeemed	(1,720,033)	(31,780)	(2,470,291)	(22,653)	(5,942,784)
Ending units	12,778,397	130,945	22,016,091	523,609	59,262,262

For the Year Ended December 31, 2021
From operations:
Dividends	$136,865	$27,147	$3,407,109	$68,359	$9,629,238
Mortality and expense risk and administrative charges	(2,112,307)	(12,763)	(3,954,230)	(31,567)	(11,418,362)
Net investment income (loss)	(1,975,442)	14,384	(547,121)	36,792	(1,789,124)
Net realized gain (loss)	2,520,234	142,748	4,377,670	57,406	15,088,686
Capital gain distribution from mutual funds	1,765,057	38,310	5,586,404	94,675	15,438,029
Change in unrealized appreciation (depreciation) of investments	15,656,629	226,023	37,396,764	762,364	124,363,788
Increase (decrease) in net assets from operations	17,966,478	421,465	46,813,717	951,237	153,101,379

From contract transactions:
Payments received from contract owners	23,417,943	—	51,822,316	1,627,661	151,541,203
Payments for contract benefits or terminations	(8,327,233)	(306,842)	(13,401,972)	(77,225)	(40,160,443)
Transfers between sub-accounts (including fixed account), net	4,256,142	(91,245)	8,767,029	(2,974)	(3,961,213)
Contract maintenance charges	(2,118,007)	(39,309)	(4,196,733)	(73,725)	(12,637,513)
Adjustments to net assets allocated to contracts in payout period	(1,548)	—	(62,686)	—	(181)
Increase (decrease) in net assets from contract transactions	17,227,297	(437,396)	42,927,954	1,473,737	94,781,853

Increase (decrease) in net assets	35,193,775	(15,931)	89,741,671	2,424,974	247,883,232
Net assets at beginning of period	147,252,762	2,372,599	267,057,432	4,527,135	765,969,462
Net assets at end of period	$182,446,537	$2,356,668	$356,799,103	$6,952,109	$1,013,852,694

Beginning units	10,780,791	159,038	18,624,911	298,279	52,322,336
Units issued	2,311,456	62	4,277,841	93,684	11,259,947
Units redeemed	(1,126,321)	(25,141)	(1,587,818)	(10,943)	(5,433,379)
Ending units	11,965,926	133,959	21,314,934	381,020	58,148,904

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA International Index Portfolio Class 1	SAST SA International Index Portfolio Class 3	SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA Invesco Growth Opportunities Portfolio Class 2	SAST SA Invesco Growth Opportunities Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$27,586	$470,471	$—	$—	$—
Mortality and expense risk and administrative charges	(5,954)	(214,071)	(109,716)	(40,553)	(1,686,208)
Net investment income (loss)	21,632	256,400	(109,716)	(40,553)	(1,686,208)
Net realized gain (loss)	(1,326)	90,136	1,270	(8,538)	(4,152,893)
Capital gain distribution from mutual funds	2,892	52,708	1,681,138	650,973	31,449,704
Change in unrealized appreciation (depreciation) of investments	(212,120)	(2,908,193)	(5,392,621)	(1,961,065)	(81,466,545)
Increase (decrease) in net assets from operations	(188,922)	(2,508,949)	(3,819,929)	(1,359,183)	(55,855,942)

From contract transactions:
Payments received from contract owners	—	5,120,995	17,940	750	8,077,043
Payments for contract benefits or terminations	(11,989)	(605,763)	(759,818)	(165,623)	(9,370,228)
Transfers between sub-accounts (including fixed account), net	14,662	2,325,828	182,811	92,748	22,421,601
Contract maintenance charges	(1,401)	(207,124)	(5,399)	(3,191)	(1,524,438)
Adjustments to net assets allocated to contracts in payout period	—	—	(107)	—	(244)
Increase (decrease) in net assets from contract transactions	1,272	6,633,936	(564,573)	(75,316)	19,603,734

Increase (decrease) in net assets	(187,650)	4,124,987	(4,384,502)	(1,434,499)	(36,252,208)
Net assets at beginning of period	1,257,427	15,815,366	10,736,250	3,758,687	145,380,100
Net assets at end of period	$1,069,777	$19,940,353	$6,351,748	$2,324,188	$109,127,892

Beginning units	103,939	1,309,733	478,702	173,669	4,708,484
Units issued	3,164	958,551	31,599	10,587	1,656,483
Units redeemed	(3,088)	(305,862)	(65,207)	(15,216)	(921,750)
Ending units	104,015	1,962,422	445,094	169,040	5,443,217

For the Year Ended December 31, 2021
From operations:
Dividends	$15,428	$188,256	$—	$—	$—
Mortality and expense risk and administrative charges	(6,179)	(158,068)	(168,802)	(64,560)	(2,106,119)
Net investment income (loss)	9,249	30,188	(168,802)	(64,560)	(2,106,119)
Net realized gain (loss)	3,879	689,009	755,564	262,212	6,703,524
Capital gain distribution from mutual funds	2,579	34,044	1,261,562	470,134	18,060,390
Change in unrealized appreciation (depreciation) of investments	89,622	70,489	(1,225,157)	(434,661)	(15,412,941)
Increase (decrease) in net assets from operations	105,329	823,730	623,167	233,125	7,244,854

From contract transactions:
Payments received from contract owners	25,128	6,357,299	75,838	3,728	16,066,581
Payments for contract benefits or terminations	(2,995)	(387,591)	(1,527,587)	(472,488)	(13,887,576)
Transfers between sub-accounts (including fixed account), net	102,221	(630,925)	734,492	(128,127)	8,324,145
Contract maintenance charges	(863)	(91,743)	(5,910)	(4,183)	(1,357,982)
Adjustments to net assets allocated to contracts in payout period	—	—	19,927	(8,662)	2,019
Increase (decrease) in net assets from contract transactions	123,491	5,247,040	(703,240)	(609,732)	9,147,187

Increase (decrease) in net assets	228,820	6,070,770	(80,073)	(376,607)	16,392,041
Net assets at beginning of period	1,028,607	9,744,596	10,816,323	4,135,294	128,988,059
Net assets at end of period	$1,257,427	$15,815,366	$10,736,250	$3,758,687	$145,380,100

Beginning units	93,663	882,464	509,607	201,567	4,563,326
Units issued	11,558	1,055,770	72,545	15,593	855,727
Units redeemed	(1,282)	(628,501)	(103,450)	(43,491)	(710,569)
Ending units	103,939	1,309,733	478,702	173,669	4,708,484

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Invesco Main Street Large Cap Portfolio Class 1	SAST SA Invesco Main Street Large Cap Portfolio Class 2	SAST SA Invesco Main Street Large Cap Portfolio Class 3	SAST SA Invesco VCP Equity-Income Portfolio Class 1	SAST SA Invesco VCP Equity-Income Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$221,380	$25,211	$457,954	$—	$—
Mortality and expense risk and administrative charges	(354,418)	(49,544)	(904,250)	—	—
Net investment income (loss)	(133,038)	(24,333)	(446,296)	—	—
Net realized gain (loss)	1,559,396	117,964	1,249,301	—	—
Capital gain distribution from mutual funds	5,095,370	717,086	14,652,695	—	—
Change in unrealized appreciation (depreciation) of investments	(12,574,903)	(1,633,968)	(31,462,147)	—	—
Increase (decrease) in net assets from operations	(6,053,175)	(823,251)	(16,006,447)	—	—

From contract transactions:
Payments received from contract owners	185,743	64,703	4,794,772	—	—
Payments for contract benefits or terminations	(2,321,897)	(270,116)	(4,836,925)	—	—
Transfers between sub-accounts (including fixed account), net	(199,146)	(58,117)	2,016,543	—	—
Contract maintenance charges	(7,492)	(4,539)	(591,101)	—	—
Adjustments to net assets allocated to contracts in payout period	2,395	—	(2,281)	—	—
Increase (decrease) in net assets from contract transactions	(2,340,397)	(268,069)	1,381,008	—	—

Increase (decrease) in net assets	(8,393,572)	(1,091,320)	(14,625,439)	—	—
Net assets at beginning of period	29,020,788	3,962,319	73,874,805	—	—
Net assets at end of period	$20,627,216	$2,870,999	$59,249,366	$—	$—

Beginning units	458,833	64,983	1,940,743	—	—
Units issued	16,145	2,183	347,222	—	—
Units redeemed	(58,321)	(7,227)	(282,361)	—	—
Ending units	416,657	59,939	2,005,604	—	—

For the Year Ended December 31, 2021
From operations:
Dividends	$178,851	$19,427	$314,903	$6,176	$15,429,015
Mortality and expense risk and administrative charges	(427,201)	(61,805)	(1,007,870)	(464)	(5,689,755)
Net investment income (loss)	(248,350)	(42,378)	(692,967)	5,712	9,739,260
Net realized gain (loss)	2,184,209	422,459	4,569,952	(31,067)	(31,551,660)
Capital gain distribution from mutual funds	1,222,056	167,602	3,143,841	56,316	174,959,712
Change in unrealized appreciation (depreciation) of investments	3,192,283	351,123	8,588,680	(9,595)	(79,188,272)
Increase (decrease) in net assets from operations	6,350,198	898,806	15,609,506	21,366	73,959,040

From contract transactions:
Payments received from contract owners	53,691	55,229	6,589,431	—	9,101,404
Payments for contract benefits or terminations	(2,930,969)	(630,464)	(6,898,258)	(120)	(31,120,815)
Transfers between sub-accounts (including fixed account), net	(105,632)	(103,712)	(3,519,989)	(370,666)	(1,293,309,746)
Contract maintenance charges	(6,959)	(4,595)	(463,253)	(2,100)	(7,089,718)
Adjustments to net assets allocated to contracts in payout period	9,552	897	22,211	—	(418)
Increase (decrease) in net assets from contract transactions	(2,980,317)	(682,645)	(4,269,858)	(372,886)	(1,322,419,293)

Increase (decrease) in net assets	3,369,881	216,161	11,339,648	(351,520)	(1,248,460,253)
Net assets at beginning of period	25,650,907	3,746,158	62,535,157	351,520	1,248,460,253
Net assets at end of period	$29,020,788	$3,962,319	$73,874,805	$—	$—

Beginning units	510,443	77,147	2,031,409	31,371	93,993,411
Units issued	11,251	1,406	325,342	5,043	2,011,084
Units redeemed	(62,861)	(13,570)	(416,008)	(36,414)	(96,004,495)
Ending units	458,833	64,983	1,940,743	—	—

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Janus Focused Growth Portfolio Class 1	SAST SA Janus Focused Growth Portfolio Class 2	SAST SA Janus Focused Growth Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA JPMorgan Diversified Balanced Portfolio Class 2
For the Year Ended December 31, 2022
From operations:
Dividends	$—	$—	$—	$1,230,107	$199,134
Mortality and expense risk and administrative charges	(198,493)	(126,585)	(1,682,128)	(1,682,457)	(293,551)
Net investment income (loss)	(198,493)	(126,585)	(1,682,128)	(452,350)	(94,417)
Net realized gain (loss)	569,700	338,447	4,168,717	(172,401)	(92,886)
Capital gain distribution from mutual funds	2,623,977	1,650,170	26,907,955	13,992,407	2,510,793
Change in unrealized appreciation (depreciation) of investments	(9,186,797)	(5,725,075)	(82,176,632)	(36,019,992)	(6,095,397)
Increase (decrease) in net assets from operations	(6,191,613)	(3,863,043)	(52,782,088)	(22,652,336)	(3,771,907)

From contract transactions:
Payments received from contract owners	39,738	13,196	10,184,517	1,677,627	745,423
Payments for contract benefits or terminations	(1,140,563)	(533,518)	(10,605,416)	(13,691,603)	(2,292,370)
Transfers between sub-accounts (including fixed account), net	(9,162)	(514,797)	12,197,428	(2,708,533)	853,220
Contract maintenance charges	(4,830)	(14,097)	(1,431,459)	(35,645)	(18,163)
Adjustments to net assets allocated to contracts in payout period	(2,441)	322	5	(33,099)	(1,879)
Increase (decrease) in net assets from contract transactions	(1,117,258)	(1,048,894)	10,345,075	(14,791,253)	(713,769)

Increase (decrease) in net assets	(7,308,871)	(4,911,937)	(42,437,013)	(37,443,589)	(4,485,676)
Net assets at beginning of period	18,525,819	11,444,891	150,426,511	135,833,732	22,112,654
Net assets at end of period	$11,216,948	$6,532,954	$107,989,498	$98,390,143	$17,626,978

Beginning units	374,703	237,666	3,337,047	3,641,623	612,632
Units issued	17,495	11,847	913,863	114,415	57,586
Units redeemed	(44,043)	(42,129)	(593,439)	(566,269)	(78,600)
Ending units	348,155	207,384	3,657,471	3,189,769	591,618

For the Year Ended December 31, 2021
From operations:
Dividends	$—	$—	$—	$882,690	$138,058
Mortality and expense risk and administrative charges	(265,135)	(179,647)	(2,057,569)	(950,900)	(212,522)
Net investment income (loss)	(265,135)	(179,647)	(2,057,569)	(68,210)	(74,464)
Net realized gain (loss)	1,108,465	1,131,574	13,116,990	2,040,819	296,036
Capital gain distribution from mutual funds	1,733,288	1,102,541	14,637,655	6,089,606	1,059,993
Change in unrealized appreciation (depreciation) of investments	757,215	162,917	945,200	(3,833,159)	(263,587)
Increase (decrease) in net assets from operations	3,333,833	2,217,385	26,642,276	4,229,056	1,017,978

From contract transactions:
Payments received from contract owners	64,067	8,637	19,358,399	703,057	1,727,259
Payments for contract benefits or terminations	(1,615,402)	(1,572,824)	(12,979,210)	(8,124,659)	(3,124,034)
Transfers between sub-accounts (including fixed account), net	382,126	(243,463)	(6,298,581)	90,231,345	10,765,592
Contract maintenance charges	(4,320)	(16,282)	(1,157,528)	(21,313)	(10,114)
Adjustments to net assets allocated to contracts in payout period	24,111	(792)	1,327	(2,409)	33,553
Increase (decrease) in net assets from contract transactions	(1,149,418)	(1,824,724)	(1,075,593)	82,786,021	9,392,256

Increase (decrease) in net assets	2,184,415	392,661	25,566,683	87,015,077	10,410,234
Net assets at beginning of period	16,341,404	11,052,230	124,859,828	48,818,655	11,702,420
Net assets at end of period	$18,525,819	$11,444,891	$150,426,511	$135,833,732	$22,112,654

Beginning units	398,640	278,324	3,357,743	1,462,725	355,743
Units issued	26,339	2,447	735,230	2,455,694	374,659
Units redeemed	(50,276)	(43,105)	(755,926)	(276,796)	(117,770)
Ending units	374,703	237,666	3,337,047	3,641,623	612,632

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Diversified Balanced Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 1	SAST SA JPMorgan Emerging Markets Portfolio Class 2	SAST SA JPMorgan Emerging Markets Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$1,837,912	$371,268	$64,472	$2,481,283	$2,224,993
Mortality and expense risk and administrative charges	(2,678,355)	(202,097)	(39,177)	(1,401,986)	(1,786,619)
Net investment income (loss)	(840,443)	169,171	25,295	1,079,297	438,374
Net realized gain (loss)	(1,664,826)	237,442	19,508	1,579,930	7,036,909
Capital gain distribution from mutual funds	26,025,606	105,104	19,671	783,567	12,923,371
Change in unrealized appreciation (depreciation) of investments	(62,834,484)	(4,985,495)	(894,993)	(33,966,789)	(24,916,865)
Increase (decrease) in net assets from operations	(39,314,147)	(4,473,778)	(830,519)	(30,523,995)	(4,518,211)

From contract transactions:
Payments received from contract owners	15,386,358	155,788	636	3,710,356	1,096,560
Payments for contract benefits or terminations	(17,534,083)	(1,289,317)	(179,568)	(8,690,358)	(12,112,841)
Transfers between sub-accounts (including fixed account), net	165,297	(895,953)	69,295	4,988,171	(413,819)
Contract maintenance charges	(2,465,477)	(8,847)	(5,326)	(1,018,597)	(34,600)
Adjustments to net assets allocated to contracts in payout period	(571)	13,181	—	(1,736)	15,371
Increase (decrease) in net assets from contract transactions	(4,448,476)	(2,025,148)	(114,963)	(1,012,164)	(11,449,329)

Increase (decrease) in net assets	(43,762,623)	(6,498,926)	(945,482)	(31,536,159)	(15,967,540)
Net assets at beginning of period	227,211,135	18,035,326	3,187,901	117,004,799	129,882,470
Net assets at end of period	$183,448,512	$11,536,400	$2,242,419	$85,468,640	$113,914,930

Beginning units	8,913,640	774,865	136,018	6,808,401	1,527,085
Units issued	1,109,983	27,981	6,417	1,175,807	65,021
Units redeemed	(1,301,916)	(141,515)	(11,902)	(1,157,111)	(206,787)
Ending units	8,721,707	661,331	130,533	6,827,097	1,385,319

For the Year Ended December 31, 2021
From operations:
Dividends	$1,153,357	$329,288	$53,377	$1,850,649	$2,287,418
Mortality and expense risk and administrative charges	(2,473,281)	(293,437)	(52,663)	(1,743,182)	(1,902,645)
Net investment income (loss)	(1,319,924)	35,851	714	107,467	384,773
Net realized gain (loss)	2,275,688	1,030,837	123,441	5,594,952	8,049,762
Capital gain distribution from mutual funds	10,343,063	—	—	—	4,072,798
Change in unrealized appreciation (depreciation) of investments	4,718,433	(1,069,200)	(130,900)	(6,370,448)	14,028,136
Increase (decrease) in net assets from operations	16,017,260	(2,512)	(6,745)	(668,029)	26,535,469

From contract transactions:
Payments received from contract owners	18,056,261	614,936	501	9,323,604	1,446,951
Payments for contract benefits or terminations	(16,884,863)	(1,951,175)	(330,232)	(11,906,519)	(13,113,370)
Transfers between sub-accounts (including fixed account), net	51,292,340	485,842	201,839	11,898,094	(631,676)
Contract maintenance charges	(1,797,924)	(9,206)	(5,807)	(923,430)	(29,158)
Adjustments to net assets allocated to contracts in payout period	8,014	(9,690)	1,204	15,570	17,593
Increase (decrease) in net assets from contract transactions	50,673,828	(869,293)	(132,495)	8,407,319	(12,309,660)

Increase (decrease) in net assets	66,691,088	(871,805)	(139,240)	7,739,290	14,225,809
Net assets at beginning of period	160,520,047	18,907,131	3,327,141	109,265,509	115,656,661
Net assets at end of period	$227,211,135	$18,035,326	$3,187,901	$117,004,799	$129,882,470

Beginning units	6,985,288	781,896	141,152	6,235,251	1,653,085
Units issued	2,872,706	109,607	11,013	1,623,200	87,848
Units redeemed	(944,354)	(116,638)	(16,147)	(1,050,050)	(213,848)
Ending units	8,913,640	774,865	136,018	6,808,401	1,527,085

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Equity-Income Portfolio Class 2	SAST SA JPMorgan Equity-Income Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 1	SAST SA JPMorgan Global Equities Portfolio Class 2	SAST SA JPMorgan Global Equities Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$185,266	$3,410,642	$546,267	$41,405	$571,746
Mortality and expense risk and administrative charges	(168,016)	(2,674,699)	(499,699)	(42,764)	(523,731)
Net investment income (loss)	17,250	735,943	46,568	(1,359)	48,015
Net realized gain (loss)	481,960	6,222,115	1,757,474	55,584	69,297
Capital gain distribution from mutual funds	1,171,997	22,577,135	5,343,008	455,424	6,554,614
Change in unrealized appreciation (depreciation) of investments	(2,105,196)	(36,067,110)	(13,884,072)	(1,084,041)	(14,046,924)
Increase (decrease) in net assets from operations	(433,989)	(6,531,917)	(6,737,022)	(574,392)	(7,374,998)

From contract transactions:
Payments received from contract owners	291,929	29,461,424	268,990	27,697	3,918,155
Payments for contract benefits or terminations	(1,182,691)	(16,004,481)	(2,752,601)	(293,410)	(3,042,326)
Transfers between sub-accounts (including fixed account), net	(407,026)	(4,211,770)	(1,169,241)	(107,856)	(660,597)
Contract maintenance charges	(10,051)	(2,299,241)	(11,688)	(3,852)	(449,183)
Adjustments to net assets allocated to contracts in payout period	1,772	6,774	20,588	—	(784)
Increase (decrease) in net assets from contract transactions	(1,306,067)	6,952,706	(3,643,952)	(377,421)	(234,735)

Increase (decrease) in net assets	(1,740,056)	420,789	(10,380,974)	(951,813)	(7,609,733)
Net assets at beginning of period	11,945,501	195,974,711	39,692,292	3,425,290	42,978,340
Net assets at end of period	$10,205,445	$196,395,500	$29,311,318	$2,473,477	$35,368,607

Beginning units	139,401	5,976,841	866,802	76,386	1,781,867
Units issued	11,807	1,841,932	34,073	3,442	347,884
Units redeemed	(27,855)	(1,501,157)	(119,708)	(13,224)	(332,175)
Ending units	123,353	6,317,616	781,167	66,604	1,797,576

For the Year Ended December 31, 2021
From operations:
Dividends	$191,290	$3,105,166	$652,621	$53,062	$640,741
Mortality and expense risk and administrative charges	(170,253)	(2,504,630)	(589,277)	(52,641)	(551,608)
Net investment income (loss)	21,037	600,536	63,344	421	89,133
Net realized gain (loss)	540,035	5,693,643	2,016,367	175,695	1,371,848
Capital gain distribution from mutual funds	364,085	6,138,974	—	—	—
Change in unrealized appreciation (depreciation) of investments	1,292,117	23,501,865	5,356,453	478,372	5,655,527
Increase (decrease) in net assets from operations	2,217,274	35,935,018	7,436,164	654,488	7,116,508

From contract transactions:
Payments received from contract owners	503,801	33,680,840	347,342	35,784	8,562,581
Payments for contract benefits or terminations	(1,648,821)	(16,844,738)	(3,714,201)	(439,977)	(3,935,409)
Transfers between sub-accounts (including fixed account), net	1,359,253	(2,442,459)	(241,303)	(12,262)	(385,275)
Contract maintenance charges	(9,498)	(1,537,400)	(9,191)	(3,840)	(312,744)
Adjustments to net assets allocated to contracts in payout period	(6,390)	(12,467)	(11,824)	1,174	3,722
Increase (decrease) in net assets from contract transactions	198,345	12,843,776	(3,629,177)	(419,121)	3,932,875

Increase (decrease) in net assets	2,415,619	48,778,794	3,806,987	235,367	11,049,383
Net assets at beginning of period	9,529,882	147,195,917	35,885,305	3,189,923	31,928,957
Net assets at end of period	$11,945,501	$195,974,711	$39,692,292	$3,425,290	$42,978,340

Beginning units	137,898	5,449,884	947,103	86,303	1,538,089
Units issued	25,794	1,721,633	27,218	3,246	636,096
Units redeemed	(24,291)	(1,194,676)	(107,519)	(13,163)	(392,318)
Ending units	139,401	5,976,841	866,802	76,386	1,781,867

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan MFS Core Bond Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 2	SAST SA JPMorgan MFS Core Bond Portfolio Class 3	SAST SA JPMorgan Mid- Cap Growth Portfolio Class 1	SAST SA JPMorgan Mid- Cap Growth Portfolio Class 2
For the Year Ended December 31, 2022
From operations:
Dividends	$791,757	$123,503	$11,906,717	$—	$—
Mortality and expense risk and administrative charges	(502,768)	(93,360)	(8,375,349)	(927,798)	(253,754)
Net investment income (loss)	288,989	30,143	3,531,368	(927,798)	(253,754)
Net realized gain (loss)	(508,246)	(135,409)	(7,536,795)	2,495,420	235,893
Capital gain distribution from mutual funds	—	—	—	14,174,085	3,917,573
Change in unrealized appreciation (depreciation) of investments	(5,231,876)	(906,491)	(93,679,801)	(39,157,052)	(10,003,460)
Increase (decrease) in net assets from operations	(5,451,133)	(1,011,757)	(97,685,228)	(23,415,345)	(6,103,748)

From contract transactions:
Payments received from contract owners	574,609	26,671	27,773,029	241,076	166,715
Payments for contract benefits or terminations	(4,728,691)	(783,098)	(54,560,771)	(5,587,964)	(1,916,216)
Transfers between sub-accounts (including fixed account), net	283,759	(537,904)	(29,390,285)	(6,749,370)	(321,749)
Contract maintenance charges	(11,809)	(9,577)	(8,885,517)	(28,515)	(25,853)
Adjustments to net assets allocated to contracts in payout period	9,979	5,482	2,186	(166,790)	(242)
Increase (decrease) in net assets from contract transactions	(3,872,153)	(1,298,426)	(65,061,358)	(12,291,563)	(2,097,345)

Increase (decrease) in net assets	(9,323,286)	(2,310,183)	(162,746,586)	(35,706,908)	(8,201,093)
Net assets at beginning of period	39,357,534	7,451,186	693,118,719	89,475,907	22,144,133
Net assets at end of period	$30,034,248	$5,141,003	$530,372,133	$53,768,999	$13,943,040

Beginning units	1,231,070	238,801	39,754,960	1,789,827	445,001
Units issued	116,917	18,861	4,572,684	40,472	13,395
Units redeemed	(220,501)	(65,324)	(8,520,383)	(348,044)	(68,132)
Ending units	1,127,486	192,338	35,807,261	1,482,255	390,264

For the Year Ended December 31, 2021
From operations:
Dividends	$1,018,186	$180,124	$15,990,351	$—	$—
Mortality and expense risk and administrative charges	(622,881)	(117,277)	(9,984,283)	(870,625)	(313,246)
Net investment income (loss)	395,305	62,847	6,006,068	(870,625)	(313,246)
Net realized gain (loss)	238,902	99,407	6,329,091	3,915,183	1,341,191
Capital gain distribution from mutual funds	342,831	64,571	5,898,092	9,889,003	2,620,811
Change in unrealized appreciation (depreciation) of investments	(2,014,640)	(434,507)	(35,412,578)	(10,572,946)	(2,182,943)
Increase (decrease) in net assets from operations	(1,037,602)	(207,682)	(17,179,327)	2,360,615	1,465,813

From contract transactions:
Payments received from contract owners	748,931	359,544	43,366,669	1,181,206	173,967
Payments for contract benefits or terminations	(5,800,687)	(1,018,425)	(71,708,527)	(6,548,111)	(2,175,175)
Transfers between sub-accounts (including fixed account), net	1,895,261	145,689	66,835,321	41,115,088	3,398,247
Contract maintenance charges	(11,289)	(9,040)	(8,157,241)	(14,134)	(25,954)
Adjustments to net assets allocated to contracts in payout period	1,600	1,578	(9,013)	200,281	(13,102)
Increase (decrease) in net assets from contract transactions	(3,166,184)	(520,654)	30,327,209	35,934,330	1,357,983

Increase (decrease) in net assets	(4,203,786)	(728,336)	13,147,882	38,294,945	2,823,796
Net assets at beginning of period	43,561,320	8,179,522	679,970,837	51,180,962	19,320,337
Net assets at end of period	$39,357,534	$7,451,186	$693,118,719	$89,475,907	$22,144,133

Beginning units	1,324,035	255,345	37,871,230	1,094,902	422,969
Units issued	138,263	26,599	8,578,717	874,333	83,210
Units redeemed	(231,228)	(43,143)	(6,694,987)	(179,408)	(61,178)
Ending units	1,231,070	238,801	39,754,960	1,789,827	445,001

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Mid- Cap Growth Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 1	SAST SA Large Cap Growth Index Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 1	SAST SA Large Cap Index Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$—	$2,701	$75,432	$29,866	$729,277
Mortality and expense risk and administrative charges	(3,616,365)	(3,738)	(352,873)	(17,307)	(794,728)
Net investment income (loss)	(3,616,365)	(1,037)	(277,441)	12,559	(65,451)
Net realized gain (loss)	249,087	7,099	511,516	162,402	2,565,299
Capital gain distribution from mutual funds	71,865,345	91,779	4,382,434	135,312	3,838,710
Change in unrealized appreciation (depreciation) of investments	(161,269,441)	(360,704)	(14,645,415)	(859,209)	(19,585,152)
Increase (decrease) in net assets from operations	(92,771,374)	(262,863)	(10,028,906)	(548,936)	(13,246,594)

From contract transactions:
Payments received from contract owners	28,649,041	—	10,264,215	609,381	15,483,488
Payments for contract benefits or terminations	(16,671,305)	(42,938)	(1,057,736)	—	(2,811,843)
Transfers between sub-accounts (including fixed account), net	17,143,881	39,620	3,605,775	(1,781,871)	4,185,248
Contract maintenance charges	(3,517,041)	(1,464)	(391,659)	(398)	(617,836)
Adjustments to net assets allocated to contracts in payout period	(115)	—	—	—	(356)
Increase (decrease) in net assets from contract transactions	25,604,461	(4,782)	12,420,595	(1,172,888)	16,238,701

Increase (decrease) in net assets	(67,166,913)	(267,645)	2,391,689	(1,721,824)	2,992,107
Net assets at beginning of period	319,929,845	863,859	27,535,439	4,535,010	61,565,300
Net assets at end of period	$252,762,932	$596,214	$29,927,128	$2,813,186	$64,557,407

Beginning units	6,302,403	39,937	1,319,148	234,357	3,309,792
Units issued	1,606,837	2,735	997,297	38,581	1,901,010
Units redeemed	(989,862)	(3,304)	(248,221)	(93,783)	(898,519)
Ending units	6,919,378	39,368	2,068,224	179,155	4,312,283

For the Year Ended December 31, 2021
From operations:
Dividends	$—	$5,102	$125,796	$42,987	$656,688
Mortality and expense risk and administrative charges	(2,924,889)	(4,458)	(256,086)	(18,205)	(596,570)
Net investment income (loss)	(2,924,889)	644	(130,290)	24,782	60,118
Net realized gain (loss)	8,718,812	31,477	1,195,991	3,955	2,673,165
Capital gain distribution from mutual funds	37,228,312	45,784	1,337,739	54,666	907,685
Change in unrealized appreciation (depreciation) of investments	(32,952,453)	143,312	2,910,552	538,042	6,294,324
Increase (decrease) in net assets from operations	10,069,782	221,217	5,313,992	621,445	9,935,292

From contract transactions:
Payments received from contract owners	54,045,282	15,128	9,879,369	2,535,489	19,574,311
Payments for contract benefits or terminations	(17,983,197)	(3,443)	(648,875)	—	(1,808,531)
Transfers between sub-accounts (including fixed account), net	118,749,729	(74,421)	(137,444)	7,541	4,454,900
Contract maintenance charges	(1,589,602)	(919)	(196,391)	(35)	(262,436)
Adjustments to net assets allocated to contracts in payout period	8,348	—	—	—	(7,249)
Increase (decrease) in net assets from contract transactions	153,230,560	(63,655)	8,896,659	2,542,995	21,950,995

Increase (decrease) in net assets	163,300,342	157,562	14,210,651	3,164,440	31,886,287
Net assets at beginning of period	156,629,503	706,297	13,324,788	1,370,570	29,679,013
Net assets at end of period	$319,929,845	$863,859	$27,535,439	$4,535,010	$61,565,300

Beginning units	3,420,184	42,752	827,622	90,768	2,018,436
Units issued	3,547,618	1,122	692,791	143,612	2,118,844
Units redeemed	(665,399)	(3,937)	(201,265)	(23)	(827,488)
Ending units	6,302,403	39,937	1,319,148	234,357	3,309,792

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Large Cap Value Index Portfolio Class 1	SAST SA Large Cap Value Index Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 2	SAST SA MFS Blue Chip Growth Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$12,517	$626,168	$—	$—	$—
Mortality and expense risk and administrative charges	(3,402)	(389,347)	(132,569)	(46,780)	(1,554,900)
Net investment income (loss)	9,115	236,821	(132,569)	(46,780)	(1,554,900)
Net realized gain (loss)	(797)	610,568	330,792	115,427	2,684,493
Capital gain distribution from mutual funds	53,531	2,886,110	1,676,885	575,359	22,767,373
Change in unrealized appreciation (depreciation) of investments	(94,537)	(5,561,480)	(5,354,120)	(1,839,303)	(65,633,557)
Increase (decrease) in net assets from operations	(32,688)	(1,827,981)	(3,479,012)	(1,195,297)	(41,736,591)

From contract transactions:
Payments received from contract owners	—	12,246,634	32,564	57,323	10,944,066
Payments for contract benefits or terminations	(41,529)	(965,565)	(1,232,693)	(331,570)	(8,916,228)
Transfers between sub-accounts (including fixed account), net	107,711	1,344,665	465,288	(18,097)	14,001,035
Contract maintenance charges	(1,571)	(446,762)	(3,409)	(4,380)	(1,239,950)
Adjustments to net assets allocated to contracts in payout period	—	—	(1,247)	—	(4,241)
Increase (decrease) in net assets from contract transactions	64,611	12,178,972	(739,497)	(296,724)	14,784,682

Increase (decrease) in net assets	31,923	10,350,991	(4,218,509)	(1,492,021)	(26,951,909)
Net assets at beginning of period	626,627	26,239,547	11,455,765	3,990,196	130,385,597
Net assets at end of period	$658,550	$36,590,538	$7,237,256	$2,498,175	$103,433,688

Beginning units	41,057	1,781,257	448,218	162,698	3,664,872
Units issued	9,471	1,436,842	46,033	4,904	1,049,540
Units redeemed	(4,506)	(547,828)	(84,505)	(20,133)	(573,786)
Ending units	46,022	2,670,271	409,746	147,469	4,140,626

For the Year Ended December 31, 2021
From operations:
Dividends	$13,869	$533,599	$21,763	$3,021	$26,309
Mortality and expense risk and administrative charges	(3,173)	(227,272)	(159,500)	(60,685)	(1,771,633)
Net investment income (loss)	10,696	306,327	(137,737)	(57,664)	(1,745,324)
Net realized gain (loss)	4,344	259,622	705,666	379,348	11,994,409
Capital gain distribution from mutual funds	7,408	294,767	1,136,492	417,984	13,607,429
Change in unrealized appreciation (depreciation) of investments	95,227	2,362,064	816,095	180,556	5,044,784
Increase (decrease) in net assets from operations	117,675	3,222,780	2,520,516	920,224	28,901,298

From contract transactions:
Payments received from contract owners	15,000	12,273,163	251,857	176,709	17,586,245
Payments for contract benefits or terminations	(3,713)	(480,199)	(1,118,732)	(669,234)	(13,430,339)
Transfers between sub-accounts (including fixed account), net	8,162	1,092,760	1,833	(105,812)	(9,079,327)
Contract maintenance charges	(849)	(180,941)	(3,052)	(4,503)	(1,001,048)
Adjustments to net assets allocated to contracts in payout period	—	—	2,510	—	(17,951)
Increase (decrease) in net assets from contract transactions	18,600	12,704,783	(865,584)	(602,840)	(5,942,420)

Increase (decrease) in net assets	136,275	15,927,563	1,654,932	317,384	22,958,878
Net assets at beginning of period	490,352	10,311,984	9,800,833	3,672,812	107,426,719
Net assets at end of period	$626,627	$26,239,547	$11,455,765	$3,990,196	$130,385,597

Beginning units	39,742	858,020	486,334	189,687	3,956,011
Units issued	2,921	1,133,279	25,705	9,967	721,683
Units redeemed	(1,606)	(210,042)	(63,821)	(36,956)	(1,012,822)
Ending units	41,057	1,781,257	448,218	162,698	3,664,872

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 2
For the Year Ended December 31, 2022
From operations:
Dividends	$490,345	$67,910	$1,699,308	$1,382,340	$267,044
Mortality and expense risk and administrative charges	(654,312)	(108,599)	(2,943,452)	(1,375,508)	(309,492)
Net investment income (loss)	(163,967)	(40,689)	(1,244,144)	6,832	(42,448)
Net realized gain (loss)	2,425,011	201,880	4,729,064	2,487,826	482,629
Capital gain distribution from mutual funds	8,509,918	1,401,175	39,740,071	7,979,945	1,738,519
Change in unrealized appreciation (depreciation) of investments	(19,749,166)	(3,015,206)	(84,648,445)	(21,854,688)	(4,684,978)
Increase (decrease) in net assets from operations	(8,978,204)	(1,452,840)	(41,423,454)	(11,380,085)	(2,506,278)

From contract transactions:
Payments received from contract owners	362,285	149,254	5,934,424	845,042	48,958
Payments for contract benefits or terminations	(5,013,703)	(864,747)	(19,687,439)	(10,386,634)	(1,590,433)
Transfers between sub-accounts (including fixed account), net	(330,492)	(53,245)	280,088	(1,002,275)	(627,789)
Contract maintenance charges	(13,450)	(13,604)	(2,345,422)	(31,240)	(37,666)
Adjustments to net assets allocated to contracts in payout period	68,861	—	152	(7,561)	1,675
Increase (decrease) in net assets from contract transactions	(4,926,499)	(782,342)	(15,818,197)	(10,582,668)	(2,205,255)

Increase (decrease) in net assets	(13,904,703)	(2,235,182)	(57,241,651)	(21,962,753)	(4,711,533)
Net assets at beginning of period	52,630,757	8,545,275	237,622,610	105,133,724	22,613,618
Net assets at end of period	$38,726,054	$6,310,093	$180,380,959	$83,170,971	$17,902,085

Beginning units	649,326	108,553	5,339,734	1,803,122	393,747
Units issued	12,481	2,849	408,909	51,277	11,418
Units redeemed	(81,233)	(13,928)	(795,211)	(242,458)	(54,182)
Ending units	580,574	97,474	4,953,432	1,611,941	350,983

For the Year Ended December 31, 2021
From operations:
Dividends	$336,691	$44,342	$1,049,830	$1,534,175	$297,872
Mortality and expense risk and administrative charges	(780,441)	(133,335)	(3,605,682)	(1,613,325)	(360,553)
Net investment income (loss)	(443,750)	(88,993)	(2,555,852)	(79,150)	(62,681)
Net realized gain (loss)	4,648,834	559,842	16,154,435	4,262,256	1,020,446
Capital gain distribution from mutual funds	1,957,432	321,179	9,131,001	5,334,202	1,146,622
Change in unrealized appreciation (depreciation) of investments	5,161,388	1,072,294	29,767,732	2,703,491	505,412
Increase (decrease) in net assets from operations	11,323,904	1,864,322	52,497,316	12,220,799	2,609,799

From contract transactions:
Payments received from contract owners	1,170,897	43,801	7,596,880	1,077,464	40,881
Payments for contract benefits or terminations	(7,374,124)	(1,281,624)	(28,594,300)	(11,997,466)	(2,264,988)
Transfers between sub-accounts (including fixed account), net	(490,978)	13,751	(18,775,857)	288,203	(469,163)
Contract maintenance charges	(13,715)	(13,494)	(2,271,114)	(29,126)	(37,895)
Adjustments to net assets allocated to contracts in payout period	(26,042)	1,140	7,023	11,765	(4,901)
Increase (decrease) in net assets from contract transactions	(6,733,962)	(1,236,426)	(42,037,368)	(10,649,160)	(2,736,066)

Increase (decrease) in net assets	4,589,942	627,896	10,459,948	1,571,639	(126,267)
Net assets at beginning of period	48,040,815	7,917,379	227,162,662	103,562,085	22,739,885
Net assets at end of period	$52,630,757	$8,545,275	$237,622,610	$105,133,724	$22,613,618

Beginning units	738,301	125,446	6,329,480	1,987,685	443,751
Units issued	30,216	3,583	361,592	69,748	7,056
Units redeemed	(119,191)	(20,476)	(1,351,338)	(254,311)	(57,060)
Ending units	649,326	108,553	5,339,734	1,803,122	393,747
The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA MFS Total Return Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 1	SAST SA Mid Cap Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 1	SAST SA Morgan Stanley International Equities Portfolio Class 2
For the Year Ended December 31, 2022
From operations:
Dividends	$2,630,382	$4,242	$338,441	$562,341	$165,799
Mortality and expense risk and administrative charges	(2,848,470)	(2,547)	(561,277)	(313,315)	(106,453)
Net investment income (loss)	(218,088)	1,695	(222,836)	249,026	59,346
Net realized gain (loss)	370,493	2,657	936,786	74,335	112,968
Capital gain distribution from mutual funds	18,302,584	32,919	3,265,158	2,126,765	679,360
Change in unrealized appreciation (depreciation) of investments	(43,413,199)	(96,507)	(10,742,089)	(6,254,770)	(2,156,475)
Increase (decrease) in net assets from operations	(24,958,210)	(59,236)	(6,762,981)	(3,804,644)	(1,304,801)

From contract transactions:
Payments received from contract owners	17,571,991	105,776	11,963,749	117,836	46,495
Payments for contract benefits or terminations	(18,295,041)	(12,233)	(1,719,867)	(2,041,376)	(862,724)
Transfers between sub-accounts (including fixed account), net	(2,124,383)	6,371	1,738,445	(742,366)	(909,627)
Contract maintenance charges	(1,963,815)	(3,271)	(646,824)	(7,640)	(16,622)
Adjustments to net assets allocated to contracts in payout period	24,595	—	—	(224)	3,770
Increase (decrease) in net assets from contract transactions	(4,786,653)	96,643	11,335,503	(2,673,770)	(1,738,708)

Increase (decrease) in net assets	(29,744,863)	37,407	4,572,522	(6,478,414)	(3,043,509)
Net assets at beginning of period	220,969,315	411,197	42,488,082	25,549,281	9,027,416
Net assets at end of period	$191,224,452	$448,604	$47,060,604	$19,070,867	$5,983,907

Beginning units	7,399,339	26,638	2,774,022	1,374,936	503,680
Units issued	1,306,562	10,858	1,424,770	42,829	11,119
Units redeemed	(1,281,485)	(3,736)	(595,074)	(206,083)	(119,105)
Ending units	7,424,416	33,760	3,603,718	1,211,682	395,694

For the Year Ended December 31, 2021
From operations:
Dividends	$2,752,571	$2,827	$249,527	$313,569	$98,646
Mortality and expense risk and administrative charges	(3,070,852)	(1,799)	(392,010)	(398,534)	(144,468)
Net investment income (loss)	(318,281)	1,028	(142,483)	(84,965)	(45,822)
Net realized gain (loss)	5,254,585	1,529	1,100,295	408,886	381,276
Capital gain distribution from mutual funds	11,117,364	17,187	1,712,379	—	—
Change in unrealized appreciation (depreciation) of investments	7,610,306	27,236	2,404,264	376,686	(102,237)
Increase (decrease) in net assets from operations	23,663,974	46,980	5,074,455	700,607	233,217

From contract transactions:
Payments received from contract owners	23,632,001	300,142	20,076,961	199,863	114,822
Payments for contract benefits or terminations	(23,798,499)	(1,019)	(768,699)	(2,453,369)	(1,218,225)
Transfers between sub-accounts (including fixed account), net	2,445,907	6,538	790,499	1,435,098	897,856
Contract maintenance charges	(1,504,588)	(960)	(305,534)	(6,623)	(17,610)
Adjustments to net assets allocated to contracts in payout period	(8,563)	—	288	11,647	3,339
Increase (decrease) in net assets from contract transactions	766,258	304,701	19,793,515	(813,384)	(219,818)

Increase (decrease) in net assets	24,430,232	351,681	24,867,970	(112,777)	13,399
Net assets at beginning of period	196,539,083	59,516	17,620,112	25,662,058	9,014,017
Net assets at end of period	$220,969,315	$411,197	$42,488,082	$25,549,281	$9,027,416

Beginning units	7,074,620	4,755	1,406,376	1,416,342	515,644
Units issued	1,497,772	22,485	1,756,724	119,123	71,075
Units redeemed	(1,173,053)	(602)	(389,078)	(160,529)	(83,039)
Ending units	7,399,339	26,638	2,774,022	1,374,936	503,680

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Morgan Stanley International Equities Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 1	SAST SA PIMCO RAE International Value Portfolio Class 2	SAST SA PIMCO RAE International Value Portfolio Class 3	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$2,354,043	$4,521	$326,218	$10,325,120	$—
Mortality and expense risk and administrative charges	(1,422,709)	(375)	(128,234)	(4,085,819)	(307)
Net investment income (loss)	931,334	4,146	197,984	6,239,301	(307)
Net realized gain (loss)	12,483	2,333	(128,766)	(11,313,515)	(1,477)
Capital gain distribution from mutual funds	9,963,055	5,413	408,091	13,322,841	129
Change in unrealized appreciation (depreciation) of investments	(28,031,494)	(18,413)	(1,382,347)	(37,200,166)	(10,058)
Increase (decrease) in net assets from operations	(17,124,622)	(6,521)	(905,038)	(28,951,539)	(11,713)

From contract transactions:
Payments received from contract owners	3,309,104	11,576	30,581	2,122,689	—
Payments for contract benefits or terminations	(10,023,600)	—	(631,067)	(24,417,684)	(4,939)
Transfers between sub-accounts (including fixed account), net	(5,888,950)	(1,020)	(511,872)	(21,937,392)	694
Contract maintenance charges	(783,198)	—	(22,066)	(3,110,883)	(955)
Adjustments to net assets allocated to contracts in payout period	1,757	—	—	1,182	—
Increase (decrease) in net assets from contract transactions	(13,384,887)	10,556	(1,134,424)	(47,342,088)	(5,200)

Increase (decrease) in net assets	(30,509,509)	4,035	(2,039,462)	(76,293,627)	(16,913)
Net assets at beginning of period	116,005,637	97,402	9,671,895	317,011,546	67,227
Net assets at end of period	$85,496,128	$101,437	$7,632,433	$240,717,919	$50,314

Beginning units	7,385,513	9,949	486,034	22,521,709	4,621
Units issued	660,052	2,796	10,457	1,429,974	72
Units redeemed	(1,597,673)	(1,419)	(72,301)	(5,009,196)	(479)
Ending units	6,447,892	11,326	424,190	18,942,487	4,214

For the Year Ended December 31, 2021
From operations:
Dividends	$1,153,866	$2,013	$202,343	$6,378,565	$—
Mortality and expense risk and administrative charges	(1,716,332)	(286)	(151,695)	(4,955,140)	(43)
Net investment income (loss)	(562,466)	1,727	50,648	1,423,425	(43)
Net realized gain (loss)	3,114,670	84	91,061	(2,279,090)	(13)
Capital gain distribution from mutual funds	—	577	61,732	2,037,077	4,644
Change in unrealized appreciation (depreciation) of investments	286,349	1,273	446,510	20,806,402	(5,126)
Increase (decrease) in net assets from operations	2,838,553	3,661	649,951	21,987,814	(538)

From contract transactions:
Payments received from contract owners	8,478,857	35,075	10,313	1,832,556	67,789
Payments for contract benefits or terminations	(12,889,934)	—	(885,480)	(33,737,949)	(419)
Transfers between sub-accounts (including fixed account), net	10,249,804	10,149	354,135	8,417,298	395
Contract maintenance charges	(697,273)	—	(22,318)	(3,024,561)	—
Adjustments to net assets allocated to contracts in payout period	12,294	—	2,989	12,247	—
Increase (decrease) in net assets from contract transactions	5,153,748	45,224	(540,361)	(26,500,409)	67,765

Increase (decrease) in net assets	7,992,301	48,885	109,590	(4,512,595)	67,227
Net assets at beginning of period	108,013,336	48,517	9,562,305	321,524,141	—
Net assets at end of period	$116,005,637	$97,402	$9,671,895	$317,011,546	$67,227

Beginning units	6,970,282	5,360	513,021	24,386,336	—
Units issued	1,508,815	4,592	23,610	2,021,139	4,649
Units redeemed	(1,093,584)	(3)	(50,597)	(3,885,766)	(28)
Ending units	7,385,513	9,949	486,034	22,521,709	4,621

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 1	SAST SA PineBridge High-Yield Bond Portfolio Class 2	SAST SA PineBridge High-Yield Bond Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$—	$1,478,639	$327,107	$4,319,175	$316,562
Mortality and expense risk and administrative charges	(12,828,093)	(392,330)	(92,005)	(1,190,214)	(279,833)
Net investment income (loss)	(12,828,093)	1,086,309	235,102	3,128,961	36,729
Net realized gain (loss)	(15,595,634)	(763,125)	(119,963)	(1,933,231)	(177,563)
Capital gain distribution from mutual funds	2,209,266	—	—	—	880,348
Change in unrealized appreciation (depreciation) of investments	(182,546,036)	(3,663,793)	(869,300)	(11,371,685)	(2,519,022)
Increase (decrease) in net assets from operations	(208,760,497)	(3,340,609)	(754,161)	(10,175,955)	(1,779,508)

From contract transactions:
Payments received from contract owners	12,439,267	182,222	54,861	3,551,808	64,535
Payments for contract benefits or terminations	(80,457,750)	(2,632,048)	(521,161)	(8,840,623)	(1,764,018)
Transfers between sub-accounts (including fixed account), net	390,567	(824,008)	(23,717)	(1,293,390)	(12,703)
Contract maintenance charges	(16,882,836)	(7,572)	(10,110)	(724,996)	(6,817)
Adjustments to net assets allocated to contracts in payout period	(390)	4,175	(3,696)	2,468	685
Increase (decrease) in net assets from contract transactions	(84,511,142)	(3,277,231)	(503,823)	(7,304,733)	(1,718,318)

Increase (decrease) in net assets	(293,271,639)	(6,617,840)	(1,257,984)	(17,480,688)	(3,497,826)
Net assets at beginning of period	1,142,793,787	30,855,246	6,690,260	91,850,041	21,259,331
Net assets at end of period	$849,522,148	$24,237,406	$5,432,276	$74,369,353	$17,761,505

Beginning units	71,728,113	789,289	177,171	3,963,299	1,061,459
Units issued	3,462,477	132,708	7,198	708,428	44,628
Units redeemed	(9,557,116)	(222,191)	(21,837)	(1,040,342)	(140,958)
Ending units	65,633,474	699,806	162,532	3,631,385	965,129

For the Year Ended December 31, 2021
From operations:
Dividends	$—	$1,609,637	$330,789	$4,384,203	$430,017
Mortality and expense risk and administrative charges	(15,723,383)	(498,551)	(108,837)	(1,357,953)	(335,811)
Net investment income (loss)	(15,723,383)	1,111,086	221,952	3,026,250	94,206
Net realized gain (loss)	13,473,553	200,903	(33,436)	275,468	97,811
Capital gain distribution from mutual funds	161,760,372	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	(85,219,896)	80,146	97,734	266,360	2,540,915
Increase (decrease) in net assets from operations	74,290,646	1,392,135	286,250	3,568,078	2,732,932

From contract transactions:
Payments received from contract owners	18,226,917	25,199	207,419	4,174,007	156,485
Payments for contract benefits or terminations	(97,386,570)	(5,327,866)	(1,015,717)	(10,669,784)	(2,146,235)
Transfers between sub-accounts (including fixed account), net	12,308,665	(755,508)	(12,597)	3,528,324	(486,330)
Contract maintenance charges	(16,665,637)	(7,694)	(9,612)	(631,621)	(6,929)
Adjustments to net assets allocated to contracts in payout period	(7,478)	868	26,694	5,853	6,363
Increase (decrease) in net assets from contract transactions	(83,524,103)	(6,065,001)	(803,813)	(3,593,221)	(2,476,646)

Increase (decrease) in net assets	(9,233,457)	(4,672,866)	(517,563)	(25,143)	256,286
Net assets at beginning of period	1,152,027,244	35,528,112	7,207,823	91,875,184	21,003,045
Net assets at end of period	$1,142,793,787	$30,855,246	$6,690,260	$91,850,041	$21,259,331

Beginning units	77,128,993	948,715	199,881	4,114,892	1,184,728
Units issued	4,756,689	238,013	11,223	866,641	41,182
Units redeemed	(10,157,569)	(397,439)	(33,933)	(1,018,234)	(164,451)
Ending units	71,728,113	789,289	177,171	3,963,299	1,061,459

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Putnam International Growth and Income Portfolio Class 2	SAST SA Putnam International Growth and Income Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 1	SAST SA Schroders VCP Global Allocation Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$74,446	$1,162,404	$2,448	$2,985,878	$2,966
Mortality and expense risk and administrative charges	(68,750)	(1,241,146)	(1,205)	(5,816,169)	(2,256)
Net investment income (loss)	5,696	(78,742)	1,243	(2,830,291)	710
Net realized gain (loss)	53,763	1,240,217	499	(2,844,313)	(10,279)
Capital gain distribution from mutual funds	226,567	3,869,279	32,901	57,846,069	41,385
Change in unrealized appreciation (depreciation) of investments	(669,289)	(12,494,260)	(89,027)	(154,478,363)	(124,726)
Increase (decrease) in net assets from operations	(383,263)	(7,463,506)	(54,384)	(102,306,898)	(92,910)

From contract transactions:
Payments received from contract owners	169,964	2,261,444	—	6,105,981	93,447
Payments for contract benefits or terminations	(353,689)	(7,861,121)	(4,785)	(33,308,799)	(10,836)
Transfers between sub-accounts (including fixed account), net	561,932	(5,023,854)	3,564	3,166,334	(184,627)
Contract maintenance charges	(6,209)	(604,697)	(3,554)	(7,912,148)	(2,963)
Adjustments to net assets allocated to contracts in payout period	(61)	(463)	—	484	—
Increase (decrease) in net assets from contract transactions	371,937	(11,228,691)	(4,775)	(31,948,148)	(104,979)

Increase (decrease) in net assets	(11,326)	(18,692,197)	(59,159)	(134,255,046)	(197,889)
Net assets at beginning of period	4,486,388	91,553,091	290,293	527,290,201	605,128
Net assets at end of period	$4,475,062	$72,860,894	$231,134	$393,035,155	$407,239

Beginning units	230,112	5,446,012	21,540	37,680,947	41,399
Units issued	58,556	743,924	769	2,074,445	11,135
Units redeemed	(39,382)	(1,359,177)	(1,200)	(4,798,799)	(17,176)
Ending units	249,286	4,830,759	21,109	34,956,593	35,358

For the Year Ended December 31, 2021
From operations:
Dividends	$84,432	$1,603,154	$1,719	$1,906,223	$2,537
Mortality and expense risk and administrative charges	(73,630)	(1,445,975)	(1,095)	(7,110,808)	(2,311)
Net investment income (loss)	10,802	157,179	624	(5,204,585)	226
Net realized gain (loss)	113,272	2,037,580	1,219	7,184,675	998
Capital gain distribution from mutual funds	—	—	41	75,671	16,789
Change in unrealized appreciation (depreciation) of investments	446,958	8,740,788	24,897	52,942,052	(12,667)
Increase (decrease) in net assets from operations	571,032	10,935,547	26,781	54,997,813	5,346

From contract transactions:
Payments received from contract owners	81,218	2,912,410	64,993	8,492,619	500,431
Payments for contract benefits or terminations	(495,060)	(10,161,802)	(797)	(38,879,409)	(668)
Transfers between sub-accounts (including fixed account), net	(73,159)	1,651,530	3,946	(20,138,506)	38,685
Contract maintenance charges	(6,538)	(579,878)	(3,152)	(7,792,121)	(828)
Adjustments to net assets allocated to contracts in payout period	719	12,547	—	(1,737)	—
Increase (decrease) in net assets from contract transactions	(492,820)	(6,165,193)	64,990	(58,319,154)	537,620

Increase (decrease) in net assets	78,212	4,770,354	91,771	(3,321,341)	542,966
Net assets at beginning of period	4,408,176	86,782,737	198,522	530,611,542	62,162
Net assets at end of period	$4,486,388	$91,553,091	$290,293	$527,290,201	$605,128

Beginning units	255,641	5,754,373	16,499	42,063,994	4,813
Units issued	9,006	734,142	5,592	1,558,416	36,756
Units redeemed	(34,535)	(1,042,503)	(551)	(5,941,463)	(170)
Ending units	230,112	5,446,012	21,540	37,680,947	41,399

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Small Cap Index Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
For the Year Ended December 31, 2022
From operations:
Dividends	$209,793	$2,251	$1,376,629	$2,761	$9,775,851
Mortality and expense risk and administrative charges	(480,572)	(1,748)	(4,863,464)	(1,367)	(16,106,251)
Net investment income (loss)	(270,779)	503	(3,486,835)	1,394	(6,330,400)
Net realized gain (loss)	507,076	1,475	3,060,164	(2,136)	5,505,587
Capital gain distribution from mutual funds	3,987,162	27,312	27,278,503	31,768	152,913,666
Change in unrealized appreciation (depreciation) of investments	(13,701,663)	(99,914)	(111,209,051)	(88,441)	(437,276,582)
Increase (decrease) in net assets from operations	(9,478,204)	(70,624)	(84,357,219)	(57,415)	(285,187,729)

From contract transactions:
Payments received from contract owners	10,343,376	70,107	55,171,794	—	45,826,505
Payments for contract benefits or terminations	(1,192,151)	(653)	(17,080,450)	(12,366)	(83,854,076)
Transfers between sub-accounts (including fixed account), net	1,556,679	11,478	6,882,203	3,507	28,541,007
Contract maintenance charges	(569,119)	(5,895)	(6,939,931)	(4,325)	(21,778,579)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	475
Increase (decrease) in net assets from contract transactions	10,138,785	75,037	38,033,616	(13,184)	(31,264,668)

Increase (decrease) in net assets	660,581	4,413	(46,323,603)	(70,599)	(316,452,397)
Net assets at beginning of period	39,157,430	368,631	422,992,290	303,938	1,436,183,196
Net assets at end of period	$39,818,011	$373,044	$376,668,687	$233,339	$1,119,730,799

Beginning units	2,729,065	22,699	27,209,293	19,170	87,843,830
Units issued	1,369,387	6,168	5,746,963	707	8,664,584
Units redeemed	(542,117)	(672)	(2,919,150)	(1,647)	(10,881,698)
Ending units	3,556,335	28,195	30,037,106	18,230	85,626,716

For the Year Ended December 31, 2021
From operations:
Dividends	$131,731	$—	$—	$1,150	$12,264,750
Mortality and expense risk and administrative charges	(366,793)	(1,851)	(4,607,036)	(687)	(18,692,775)
Net investment income (loss)	(235,062)	(1,851)	(4,607,036)	463	(6,428,025)
Net realized gain (loss)	1,059,650	16,102	4,017,574	276	29,151,481
Capital gain distribution from mutual funds	1,054,810	4,865	5,388,967	4,983	66,955,517
Change in unrealized appreciation (depreciation) of investments	(12,011)	37,021	41,857,416	5,292	53,606,363
Increase (decrease) in net assets from operations	1,867,387	56,137	46,656,921	11,014	143,285,336

From contract transactions:
Payments received from contract owners	19,066,363	—	103,170,188	196,972	56,121,786
Payments for contract benefits or terminations	(917,213)	(554)	(15,910,462)	(1,039)	(101,555,167)
Transfers between sub-accounts (including fixed account), net	3,316,992	(48,649)	6,801,376	1,823	13,084,712
Contract maintenance charges	(276,579)	(5,488)	(4,918,628)	(1,377)	(20,004,006)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	570
Increase (decrease) in net assets from contract transactions	21,189,563	(54,691)	89,142,474	196,379	(52,352,105)

Increase (decrease) in net assets	23,056,950	1,446	135,799,395	207,393	90,933,231
Net assets at beginning of period	16,100,480	367,185	287,192,895	96,545	1,345,249,965
Net assets at end of period	$39,157,430	$368,631	$422,992,290	$303,938	$1,436,183,196

Beginning units	1,262,051	26,164	21,160,920	6,824	91,192,522
Units issued	1,891,108	78	8,688,137	12,565	7,943,170
Units redeemed	(424,094)	(3,543)	(2,639,764)	(219)	(11,291,862)
Ending units	2,729,065	22,699	27,209,293	19,170	87,843,830

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA VCP Dynamic Allocation Portfolio Class 1	SAST SA VCP Dynamic Allocation Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 1	SAST SA VCP Dynamic Strategy Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$12,428	$163,491,546	$17,904	$116,416,523	$—
Mortality and expense risk and administrative charges	(2,426)	(96,523,118)	(3,267)	(74,793,970)	(1,783)
Net investment income (loss)	10,002	66,968,428	14,637	41,622,553	(1,783)
Net realized gain (loss)	(2,799)	(47,523,154)	(5,375)	3,661,364	(1,549)
Capital gain distribution from mutual funds	37,123	551,579,947	40,313	297,224,895	1,380
Change in unrealized appreciation (depreciation) of investments	(133,843)	(2,056,828,438)	(167,507)	(1,324,143,318)	(63,311)
Increase (decrease) in net assets from operations	(89,517)	(1,485,803,217)	(117,932)	(981,634,506)	(65,263)

From contract transactions:
Payments received from contract owners	—	69,993,735	—	29,656,723	78,000
Payments for contract benefits or terminations	(1,327)	(697,037,704)	(13,220)	(522,446,772)	(3,164)
Transfers between sub-accounts (including fixed account), net	3,427	(26,709,452)	(4,197)	(111,263,887)	350
Contract maintenance charges	(8,312)	(125,334,810)	(12,668)	(98,008,514)	(6,122)
Adjustments to net assets allocated to contracts in payout period	—	36,677	—	13,470	—
Increase (decrease) in net assets from contract transactions	(6,212)	(779,051,554)	(30,085)	(702,048,980)	69,064

Increase (decrease) in net assets	(95,729)	(2,264,854,771)	(148,017)	(1,683,683,486)	3,801
Net assets at beginning of period	514,441	8,368,908,213	808,730	6,460,368,886	345,048
Net assets at end of period	$418,712	$6,104,053,442	$660,713	$4,776,685,400	$348,849

Beginning units	32,126	447,897,380	52,465	362,391,923	23,971
Units issued	395	14,802,601	538	7,218,449	6,351
Units redeemed	(848)	(63,107,161)	(2,760)	(51,860,179)	(1,079)
Ending units	31,673	399,592,820	50,243	317,750,193	29,243

For the Year Ended December 31, 2021
From operations:
Dividends	$8,860	$130,871,080	$11,214	$86,857,103	$3,918
Mortality and expense risk and administrative charges	(2,205)	(121,539,615)	(2,684)	(87,203,805)	(1,147)
Net investment income (loss)	6,655	9,331,465	8,530	(346,702)	2,771
Net realized gain (loss)	48	197,521,066	1,754	128,607,110	746
Capital gain distribution from mutual funds	28,397	485,385,617	26,514	235,615,352	23,428
Change in unrealized appreciation (depreciation) of investments	(2,035)	(45,279,492)	3,392	119,225,733	(1,776)
Increase (decrease) in net assets from operations	33,065	646,958,656	40,190	483,101,493	25,169

From contract transactions:
Payments received from contract owners	18,275	95,562,700	174,972	41,211,657	12,183
Payments for contract benefits or terminations	(228)	(891,153,506)	(5,566)	(627,339,577)	(152)
Transfers between sub-accounts (including fixed account), net	205,251	(2,519,409)	405,540	1,245,449,253	247,873
Contract maintenance charges	(5,605)	(127,276,144)	(7,210)	(92,057,375)	(2,907)
Adjustments to net assets allocated to contracts in payout period	—	(101,601)	—	(8,978)	—
Increase (decrease) in net assets from contract transactions	217,693	(925,487,960)	567,736	567,254,980	256,997

Increase (decrease) in net assets	250,758	(278,529,304)	607,926	1,050,356,473	282,166
Net assets at beginning of period	263,683	8,647,437,517	200,804	5,410,012,413	62,882
Net assets at end of period	$514,441	$8,368,908,213	$808,730	$6,460,368,886	$345,048

Beginning units	17,949	499,263,211	14,360	329,793,617	4,968
Units issued	14,610	21,939,292	41,040	84,733,174	19,544
Units redeemed	(433)	(73,305,123)	(2,935)	(52,134,868)	(541)
Ending units	32,126	447,897,380	52,465	362,391,923	23,971

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA VCP Index Allocation Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 2	SAST SA Wellington Capital Appreciation Portfolio Class 3	SAST SA Wellington Government and Quality Bond Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$—	$—	$—	$—	$605,448
Mortality and expense risk and administrative charges	(5,076,506)	(5,056,759)	(708,888)	(11,494,553)	(726,843)
Net investment income (loss)	(5,076,506)	(5,056,759)	(708,888)	(11,494,553)	(121,395)
Net realized gain (loss)	372,197	(7,120,684)	(2,199,720)	(28,564,096)	(741,673)
Capital gain distribution from mutual funds	1,486,857	88,285,310	12,955,484	281,434,291	729,571
Change in unrealized appreciation (depreciation) of investments	(78,822,313)	(254,412,005)	(34,075,682)	(646,341,396)	(7,937,505)
Increase (decrease) in net assets from operations	(82,039,765)	(178,304,138)	(24,028,806)	(404,965,754)	(8,071,002)

From contract transactions:
Payments received from contract owners	31,779,937	1,500,625	361,872	120,589,822	541,763
Payments for contract benefits or terminations	(23,486,876)	(32,259,691)	(4,446,087)	(54,943,476)	(4,901,176)
Transfers between sub-accounts (including fixed account), net	8,740,914	(11,815,522)	(555,191)	87,160,986	177,814
Contract maintenance charges	(7,251,004)	(90,494)	(60,282)	(11,019,588)	(19,879)
Adjustments to net assets allocated to contracts in payout period	—	(40,633)	(63,564)	(15,591)	24,120
Increase (decrease) in net assets from contract transactions	9,782,971	(42,705,715)	(4,763,252)	141,772,153	(4,177,358)

Increase (decrease) in net assets	(72,256,794)	(221,009,853)	(28,792,058)	(263,193,601)	(12,248,360)
Net assets at beginning of period	450,837,287	498,540,110	66,095,216	1,051,002,049	56,597,870
Net assets at end of period	$378,580,493	$277,530,257	$37,303,158	$787,808,448	$44,349,510

Beginning units	32,666,989	1,825,027	257,219	13,086,656	2,247,157
Units issued	4,589,160	72,944	11,108	5,346,852	167,654
Units redeemed	(3,816,658)	(264,748)	(36,437)	(2,179,274)	(318,751)
Ending units	33,439,491	1,633,223	231,890	16,254,234	2,096,060

For the Year Ended December 31, 2021
From operations:
Dividends	$3,969,082	$—	$—	$—	$956,896
Mortality and expense risk and administrative charges	(5,277,123)	(7,607,033)	(997,001)	(11,546,973)	(907,410)
Net investment income (loss)	(1,308,041)	(7,607,033)	(997,001)	(11,546,973)	49,486
Net realized gain (loss)	4,849,619	20,506,562	3,269,371	25,836,935	566,776
Capital gain distribution from mutual funds	31,043,905	109,527,077	14,567,860	212,250,467	944,145
Change in unrealized appreciation (depreciation) of investments	13,595,612	(103,434,247)	(15,016,069)	(213,901,896)	(3,705,589)
Increase (decrease) in net assets from operations	48,181,095	18,992,359	1,824,161	12,638,533	(2,145,182)

From contract transactions:
Payments received from contract owners	35,650,918	3,202,236	814,807	242,560,884	538,419
Payments for contract benefits or terminations	(27,118,268)	(47,581,462)	(7,898,681)	(72,093,687)	(8,953,950)
Transfers between sub-accounts (including fixed account), net	33,393,850	12,810,000	7,305,820	220,614,534	1,010,420
Contract maintenance charges	(5,880,368)	(88,995)	(63,358)	(6,098,261)	(26,122)
Adjustments to net assets allocated to contracts in payout period	577	297,306	160,489	94,555	16,433
Increase (decrease) in net assets from contract transactions	36,046,709	(31,360,915)	319,077	385,078,025	(7,414,800)

Increase (decrease) in net assets	84,227,804	(12,368,556)	2,143,238	397,716,558	(9,559,982)
Net assets at beginning of period	366,609,483	510,908,666	63,951,978	653,285,491	66,157,852
Net assets at end of period	$450,837,287	$498,540,110	$66,095,216	$1,051,002,049	$56,597,870

Beginning units	29,899,655	1,871,273	259,140	7,342,843	2,550,102
Units issued	6,846,020	188,480	36,652	7,183,359	194,797
Units redeemed	(4,078,686)	(234,726)	(38,573)	(1,439,546)	(497,742)
Ending units	32,666,989	1,825,027	257,219	13,086,656	2,247,157

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Wellington Government and Quality Bond Portfolio Class 2	SAST SA Wellington Government and Quality Bond Portfolio Class 3	SAST SA Wellington Strategic Multi- Asset Portfolio Class 1	SAST SA Wellington Strategic Multi- Asset Portfolio Class 3	SAST SA WellsCap Aggressive Growth Portfolio Class 1
For the Year Ended December 31, 2022
From operations:
Dividends	$178,356	$3,645,721	$105,747	$689,586	$—
Mortality and expense risk and administrative charges	(259,815)	(5,770,243)	(171,478)	(1,309,037)	—
Net investment income (loss)	(81,459)	(2,124,522)	(65,731)	(619,451)	—
Net realized gain (loss)	(232,866)	(7,801,647)	60,588	(32,898)	—
Capital gain distribution from mutual funds	251,617	5,789,891	1,156,052	10,098,498	—
Change in unrealized appreciation (depreciation) of investments	(2,766,429)	(62,159,489)	(3,837,464)	(30,644,641)	—
Increase (decrease) in net assets from operations	(2,829,137)	(66,295,767)	(2,686,555)	(21,198,492)	—

From contract transactions:
Payments received from contract owners	165,645	13,386,205	37,021	14,739,628	—
Payments for contract benefits or terminations	(1,756,545)	(39,238,683)	(1,205,376)	(4,307,969)	—
Transfers between sub-accounts (including fixed account), net	(699,388)	(14,442,099)	(38,535)	1,629,443	—
Contract maintenance charges	(34,285)	(4,702,924)	(5,486)	(1,829,954)	—
Adjustments to net assets allocated to contracts in payout period	(318)	(806)	5,955	698	—
Increase (decrease) in net assets from contract transactions	(2,324,891)	(44,998,307)	(1,206,421)	10,231,846	—

Increase (decrease) in net assets	(5,154,028)	(111,294,074)	(3,892,976)	(10,966,646)	—
Net assets at beginning of period	19,759,351	466,458,873	15,161,435	113,361,839	—
Net assets at end of period	$14,605,323	$355,164,799	$11,268,459	$102,395,193	$—

Beginning units	895,596	29,835,161	171,355	7,575,115	—
Units issued	23,241	3,517,204	2,153	1,748,427	—
Units redeemed	(141,329)	(6,537,328)	(16,952)	(952,226)	—
Ending units	777,508	26,815,037	156,556	8,371,316	—

For the Year Ended December 31, 2021
From operations:
Dividends	$285,583	$6,490,835	$43,996	$177,851	$—
Mortality and expense risk and administrative charges	(315,932)	(6,995,635)	(218,737)	(1,256,419)	(538,351)
Net investment income (loss)	(30,349)	(504,800)	(174,741)	(1,078,568)	(538,351)
Net realized gain (loss)	137,612	3,594,099	349,409	937,737	17,189,924
Capital gain distribution from mutual funds	314,978	7,489,714	553,304	3,831,535	7,685,396
Change in unrealized appreciation (depreciation) of investments	(1,183,303)	(27,420,780)	199,215	1,790,594	(22,194,892)
Increase (decrease) in net assets from operations	(761,062)	(16,841,767)	927,187	5,481,298	2,142,077

From contract transactions:
Payments received from contract owners	332,754	20,999,818	50,555	26,860,647	514,322
Payments for contract benefits or terminations	(3,029,920)	(52,686,072)	(1,401,000)	(4,768,935)	(2,654,442)
Transfers between sub-accounts (including fixed account), net	447,506	27,918,286	(8,828)	12,528,910	(43,338,072)
Contract maintenance charges	(34,119)	(4,470,473)	(7,433)	(1,312,658)	(11,404)
Adjustments to net assets allocated to contracts in payout period	21,004	17,179	2,629	(1,568)	104,235
Increase (decrease) in net assets from contract transactions	(2,262,775)	(8,221,262)	(1,364,077)	33,306,396	(45,385,361)

Increase (decrease) in net assets	(3,023,837)	(25,063,029)	(436,890)	38,787,694	(43,243,284)
Net assets at beginning of period	22,783,188	491,521,902	15,598,325	74,574,145	43,243,284
Net assets at end of period	$19,759,351	$466,458,873	$15,161,435	$113,361,839	$—

Beginning units	996,407	30,405,044	186,983	5,287,566	798,545
Units issued	74,871	6,371,550	5,419	2,945,936	35,199
Units redeemed	(175,682)	(6,941,433)	(21,047)	(658,387)	(833,744)
Ending units	895,596	29,835,161	171,355	7,575,115	—

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA WellsCap Aggressive Growth Portfolio Class 2	SAST SA WellsCap Aggressive Growth Portfolio Class 3	VALIC Company I International Equities Index Fund	VALIC Company International Socially Responsible Fund	VALIC Company I Mid Cap Index Fund
For the Year Ended December 31, 2022
From operations:
Dividends	$—	$—	$127,975	$39,317	$56,667
Mortality and expense risk and administrative charges	—	—	(47,038)	(11,813)	(49,822)
Net investment income (loss)	—	—	80,937	27,504	6,845
Net realized gain (loss)	—	—	33,996	(42,499)	(12,700)
Capital gain distribution from mutual funds	—	—	—	43,565	360,210
Change in unrealized appreciation (depreciation) of investments	—	—	(878,014)	(264,946)	(1,072,918)
Increase (decrease) in net assets from operations	—	—	(763,081)	(236,376)	(718,563)

From contract transactions:
Payments received from contract owners	—	—	13,971	—	7,630
Payments for contract benefits or terminations	—	—	(142,787)	(67,005)	(451,600)
Transfers between sub-accounts (including fixed account), net	—	—	(109,271)	(63,638)	(128,544)
Contract maintenance charges	—	—	(108)	(8)	(147)
Increase (decrease) in net assets from contract transactions	—	—	(238,195)	(130,651)	(572,661)

Increase (decrease) in net assets	—	—	(1,001,276)	(367,027)	(1,291,224)
Net assets at beginning of period	—	—	4,925,820	1,279,105	5,003,626
Net assets at end of period	$—	$—	$3,924,544	$912,078	$3,712,402

Beginning units	—	—	359,492	74,163	243,905
Units issued	—	—	3,117	366	1,244
Units redeemed	—	—	(23,955)	(10,740)	(35,359)
Ending units	—	—	338,654	63,789	209,790

For the Year Ended December 31, 2021
From operations:
Dividends	$—	$—	$63,484	$23,141	$52,816
Mortality and expense risk and administrative charges	(53,867)	(902,340)	(57,883)	(14,766)	(59,140)
Net investment income (loss)	(53,867)	(902,340)	5,601	8,375	(6,324)
Net realized gain (loss)	1,891,362	4,290,943	170,838	74,970	194,422
Capital gain distribution from mutual funds	717,444	19,398,186	20,366	244,245	144,734
Change in unrealized appreciation (depreciation) of investments	(2,401,763)	(17,235,516)	273,143	(184,368)	688,302
Increase (decrease) in net assets from operations	153,176	5,551,273	469,948	143,222	1,021,134

From contract transactions:
Payments received from contract owners	17,377	37,700,948	6,000	—	3,300
Payments for contract benefits or terminations	(946,692)	(5,410,719)	(467,126)	(320,345)	(472,431)
Transfers between sub-accounts (including fixed account), net	(3,831,939)	(94,282,036)	(85,573)	139,089	(273,259)
Contract maintenance charges	(4,078)	(636,133)	(99)	(10)	(156)
Adjustments to net assets allocated to contracts in payout period	—	988	—	—	—
Increase (decrease) in net assets from contract transactions	(4,765,332)	(62,626,952)	(546,798)	(181,266)	(742,546)

Increase (decrease) in net assets	(4,612,156)	(57,075,679)	(76,850)	(38,044)	278,588
Net assets at beginning of period	4,612,156	57,075,679	5,002,670	1,317,149	4,725,038
Net assets at end of period	$—	$—	$4,925,820	$1,279,105	$5,003,626

Beginning units	88,206	1,568,215	400,708	85,339	284,130
Units issued	987	1,512,374	10,109	16,974	15,065
Units redeemed	(89,193)	(3,080,589)	(51,325)	(28,150)	(55,290)
Ending units	—	—	359,492	74,163	243,905

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Nasdaq-100 Index Fund	VALIC Company I Small Cap Index Fund	VALIC Company I Stock Index Fund
For the Year Ended December 31, 2022
From operations:
Dividends	$9,065	$23,259	$150,685
Mortality and expense risk and administrative charges	(43,805)	(37,404)	(137,771)
Net investment income (loss)	(34,740)	(14,145)	12,914
Net realized gain (loss)	108,960	(93,577)	368,026
Capital gain distribution from mutual funds	373,200	318,960	1,035,536
Change in unrealized appreciation (depreciation) of investments	(2,026,821)	(1,028,620)	(4,192,892)
Increase (decrease) in net assets from operations	(1,579,401)	(817,382)	(2,776,416)

From contract transactions:
Payments received from contract owners	8,289	10,908	93,608
Payments for contract benefits or terminations	(259,287)	(347,582)	(1,285,858)
Transfers between sub-accounts (including fixed account), net	290,198	221,615	59,753
Contract maintenance charges	(156)	(119)	(317)
Increase (decrease) in net assets from contract transactions	39,044	(115,178)	(1,132,814)

Increase (decrease) in net assets	(1,540,357)	(932,560)	(3,909,230)
Net assets at beginning of period	4,701,317	3,673,749	14,866,009
Net assets at end of period	$3,160,960	$2,741,189	$10,956,779

Beginning units	126,248	187,712	598,532
Units issued	12,205	15,459	12,590
Units redeemed	(11,058)	(26,902)	(66,186)
Ending units	127,395	176,269	544,936

For the Year Ended December 31, 2021
From operations:
Dividends	$13,802	$28,904	$207,735
Mortality and expense risk and administrative charges	(55,657)	(43,721)	(161,221)
Net investment income (loss)	(41,855)	(14,817)	46,514
Net realized gain (loss)	755,794	68,037	789,741
Capital gain distribution from mutual funds	340,821	163,737	646,532
Change in unrealized appreciation (depreciation) of investments	12,804	223,048	1,876,025
Increase (decrease) in net assets from operations	1,067,564	440,005	3,358,812

From contract transactions:
Payments received from contract owners	9,700	10,700	65,900
Payments for contract benefits or terminations	(1,002,382)	(188,893)	(1,520,845)
Transfers between sub-accounts (including fixed account), net	(43,382)	44,097	(401,235)
Contract maintenance charges	(169)	(107)	(303)
Increase (decrease) in net assets from contract transactions	(1,036,233)	(134,203)	(1,856,483)

Increase (decrease) in net assets	31,331	305,802	1,502,329
Net assets at beginning of period	4,669,986	3,367,947	13,363,680
Net assets at end of period	$4,701,317	$3,673,749	$14,866,009

Beginning units	156,659	195,115	683,590
Units issued	5,901	7,701	13,177
Units redeemed	(36,312)	(15,104)	(98,235)
Ending units	126,248	187,712	598,532

The accompanying Notes to Financial Statements are an integral part of this statement.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Variable Separate Account (“the Separate Account”) is a segregated investment account established by American General Life Insurance Company (“AGL”) to receive and invest premium payments from variable annuity contracts issued by AGL. AGL is a wholly owned subsidiary of AGC Life Insurance Company, a wholly owned subsidiary of Corebridge Financial, Inc. (“Corebridge”). On September 19, 2022, Corebridge completed an initial public offering (the “IPO”) in which American International Group, Inc. (“AIG Parent”) sold 80,000,000 shares of Corebridge Parent common stock to the public. As of December 31, 2022, AIG owns 77.7% of the outstanding common stock of Corebridge Parent. AIG Parent is a publicly traded entity, listed on the New York Stock Exchange (NYSE:AIG). The term “AIG” means AIG Parent and its consolidated subsidiaries, unless the context refers to AIG Parent only.

The Separate Account includes the following variable annuity products:

American Pathway II	Polaris Choice IV

Anchor Advisor	Polaris II

ICAP II	Polaris II Platinum Series

Polaris	Polaris Platinum

Polaris Advantage	Polaris Platinum II

Polaris Advantage II	Polaris Platinum III

Polaris Advisor	Polaris Preferred Solution

Polaris Advisor III	Polaris Protector

Polaris Advisory	Polaris Retirement Protector

Polaris Advisory Income	Polaris Select Investor

PolarisAmerica	Vista Capital Advantage

Polaris Choice	WM Diversified Strategies

Polaris Choice II	WM Diversified Strategies III

Polaris Choice III

The Separate Account contracts are sold through AGL’s affiliated broker-dealers, independent broker-dealers, full- service securities firms, and financial institutions. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of AGL. No underwriting fees are paid in connection with the distribution of these contracts.

Principal Funds Distributor, Inc. distributes WM Diversified Strategies and WM Diversified Strategies III contracts. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as an open-ended management investment company. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/ corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as “Funds” throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2022 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve months, except as noted below.

American Funds Insurance Series (American Funds IS)
American Funds IS American High-Income Trust Class 3	American Funds IS Growth Fund Class 3
American Funds IS Asset Allocation Fund Class 2	American Funds IS Growth-Income Fund Class 2
American Funds IS Asset Allocation Fund Class 3	American Funds IS Growth-Income Fund Class 3
American Funds IS Capital Income Builder Class 4	American Funds IS International Fund Class 3
American Funds IS Global Growth Fund Class 2	American Funds IS U.S. Government Securities Fund Class 3
American Funds IS Growth Fund Class 2	American Funds IS Ultra-Short Bond Fund Class 3

Anchor Series Trust (AST)
AST SA PGI Asset Allocation Portfolio Class 1(f)	AST SA PGI Asset Allocation Portfolio Class 3(f)
AST SA PGI Asset Allocation Portfolio Class 2(f)

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

BlackRock Variable Series Funds, Inc. (BlackRock)
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Global Allocation V.I. Fund Class III

Columbia Funds VIT Variable Series Trust (Columbia VP)
Columbia VP Dividend Opportunity Fund Class 1	Columbia VP Overseas Core Fund Class 2
Columbia VP Emerging Markets Bond Fund Class 2	Columbia VP Select Mid Cap Growth Opportunity Fund Class 1(e)
Columbia VP Income Opportunities Fund Class 1	Columbia VP Small Company Growth Fund Class 1
Columbia VP Large Cap Growth Fund Class 1	CTIVP® Principal Blue Chip Growth Fund Class 1(d)
Columbia VP Limited Duration Credit Fund Class 2

Delaware Ivy Variable Insurance Portfolios (Delaware Ivy VIP)
Delaware Ivy VIP Asset Strategy Class II

Franklin Templeton Variable Insurance Products Trust (FTVIP)
FTVIP Franklin Allocation VIP Fund Class 1	FTVIP Franklin Income VIP Fund Class 2
FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2
FTVIP Franklin Income VIP Fund Class 1

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares
Goldman Sachs VIT Government Money Market Fund Service Shares	Goldman Sachs VIT Trend Driven Allocation Fund Service Shares

Invesco Variable Insurance Funds (Invesco V.I.)
Invesco V.I. American Franchise Fund Series I	Invesco V.I. Comstock Fund Series II
Invesco V.I. American Franchise Fund Series II	Invesco V.I. Growth and Income Fund Series I
Invesco V.I. Balanced-Risk Allocation Fund Series II	Invesco V.I. Growth and Income Fund Series II
Invesco V.I. Comstock Fund Series I

Lord Abbett Series Fund, Inc. (Lord Abbett)
Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC
Lord Abbett Fundamental Equity Portfolio Class VC	Lord Abbett Short Duration Income Portfolio Class VC
Lord Abbett Growth and Income Portfolio Class VC

Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley VIF)
Morgan Stanley VIF Global Infrastructure Portfolio Class II

Neuberger Berman Advisers Management Trust (Neuberger Berman AMT)
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S

PIMCO Variable Insurance Trust (PIMCO)
PIMCO All Asset Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Institutional Class(b)
PIMCO Dynamic Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class
PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Institutional Class

Principal Variable Contracts Funds, Inc. (PVC)
PVC Core Plus Bond Account Class 1	PVC SAM Balanced Portfolio Class 2
PVC Diversified International Account Class 1	PVC SAM Conservative Balanced Portfolio Class 1
PVC Equity Income Account Class 1	PVC SAM Conservative Balanced Portfolio Class 2
PVC Equity Income Account Class 2	PVC SAM Conservative Growth Portfolio Class 1
PVC Government & High Quality Bond Account Class 1	PVC SAM Conservative Growth Portfolio Class 2
PVC Large Cap Growth Account I Class 1	PVC SAM Flexible Income Portfolio Class 1
PVC MidCap Account Class 1	PVC SAM Flexible Income Portfolio Class 2
PVC MidCap Account Class 2	PVC SAM Strategic Growth Portfolio Class 1
PVC Principal Capital Appreciation Account Class 1	PVC SAM Strategic Growth Portfolio Class 2
PVC Principal Capital Appreciation Account Class 2	PVC Short-Term Income Account Class 1
PVC Real Estate Securities Account Class 1	PVC SmallCap Account Class 1

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Principal Variable Contracts Funds, Inc. (PVC)
PVC Real Estate Securities Account Class 2	PVC SmallCap Account Class 2
PVC SAM Balanced Portfolio Class 1

Seasons Series Trust (SST)(a)
SST SA Allocation Balanced Portfolio Class 1	SST SA Multi-Managed Large Cap Growth Portfolio Class 3
SST SA Allocation Balanced Portfolio Class 3	SST SA Multi-Managed Large Cap Value Portfolio Class 3
SST SA Allocation Growth Portfolio Class 1	SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3
SST SA Allocation Growth Portfolio Class 3	SST SA Multi-Managed International Equity Portfolio Class 3
SST SA Allocation Moderate Growth Portfolio Class 1	SST SA Multi-Managed Mid Cap Growth Portfolio Class 3
SST SA Allocation Moderate Growth Portfolio Class 3	SST SA Multi-Managed Mid Cap Value Portfolio Class 3
SST SA Allocation Moderate Portfolio Class 1	SST SA Multi-Managed Small Cap Portfolio Class 3
SST SA Allocation Moderate Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1
SST SA Columbia Focused Value Portfolio Class 3	SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3
SST SA American Century Inflation Protection Portfolio Class 1(g)	SST SA T. Rowe Price Growth Stock Portfolio Class 3
SST SA American Century Inflation Protection Portfolio Class 3(g)

SunAmerica Series Trust (SAST)(a)
SAST SA AB Growth Portfolio Class 1	SAST SA Invesco VCP Equity-Income Portfolio Class 3(j)
SAST SA AB Growth Portfolio Class 2	SAST SA Janus Focused Growth Portfolio Class 1
SAST SA AB Growth Portfolio Class 3	SAST SA Janus Focused Growth Portfolio Class 2
SAST SA AB Small & Mid Cap Value Portfolio Class 1	SAST SA Janus Focused Growth Portfolio Class 3
SAST SA AB Small & Mid Cap Value Portfolio Class 2	SAST SA JPMorgan Diversified Balanced Portfolio Class 1
SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 2
SAST SA American Funds Asset Allocation Portfolio Class 1	SAST SA JPMorgan Diversified Balanced Portfolio Class 3
SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 1
SAST SA American Funds Global Growth Portfolio Class 1	SAST SA JPMorgan Emerging Markets Portfolio Class 2
SAST SA American Funds Global Growth Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 3
SAST SA American Funds Growth Portfolio Class 1	SAST SA JPMorgan Equity-Income Portfolio Class 1
SAST SA American Funds Growth Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 2
SAST SA American Funds Growth-Income Portfolio Class 1	SAST SA JPMorgan Equity-Income Portfolio Class 3
SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 1
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	SAST SA JPMorgan Global Equities Portfolio Class 2
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA JPMorgan Global Equities Portfolio Class 3
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 1
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 2
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 3
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1
SAST SA Columbia Technology Portfolio Class 1(i)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2
SAST SA Columbia Technology Portfolio Class 2(i)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3
SAST SA Columbia Technology Portfolio Class 3(i)	SAST SA Large Cap Growth Index Portfolio Class 1
SAST SA DFA Ultra Short Bond Portfolio Class 1	SAST SA Large Cap Growth Index Portfolio Class 3
SAST SA DFA Ultra Short Bond Portfolio Class 2	SAST SA Large Cap Index Portfolio Class 1
SAST SA DFA Ultra Short Bond Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 3
SAST SA Emerging Markets Equity Index Portfolio Class 1	SAST SA Large Cap Value Index Portfolio Class 1
SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 3
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 1
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	SAST SA MFS Blue Chip Growth Portfolio Class 2
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA MFS Blue Chip Growth Portfolio Class 3
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 2
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	SAST SA MFS Total Return Portfolio Class 1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 2
SAST SA Fixed Income Index Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 3
SAST SA Fixed Income Index Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 1

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SunAmerica Series Trust (SAST)(a)
SAST SA Fixed Income Intermediate Index Portfolio Class 1	SAST SA Mid Cap Index Portfolio Class 3
SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA Morgan Stanley International Equities Portfolio Class 2
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	SAST SA Morgan Stanley International Equities Portfolio Class 3
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 1
SAST SA Franklin Small Company Value Portfolio Class 1	SAST SA PIMCO RAE International Value Portfolio Class 2
SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 3
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1(h)	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2(h)	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 1
SAST SA Franklin Tactical Opportunities Portfolio Class 1	SAST SA PineBridge High-Yield Bond Portfolio Class 2
SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 3
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 1	SAST SA Putnam International Growth and Income Portfolio Class 1
SAST SA Franklin U.S. Equity Smart Beta Portfolio Class 3	SAST SA Putnam International Growth and Income Portfolio Class 2
SAST SA Global Index Allocation 60/40 Portfolio Class 1	SAST SA Putnam International Growth and Income Portfolio Class 3
SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 1
SAST SA Global Index Allocation 75/25 Portfolio Class 1	SAST SA Schroders VCP Global Allocation Portfolio Class 3
SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 1
SAST SA Global Index Allocation 90/10 Portfolio Class 1	SAST SA Small Cap Index Portfolio Class 3
SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1
SAST SA Goldman Sachs Global Bond Portfolio Class 1	SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3
SAST SA Goldman Sachs Global Bond Portfolio Class 2	SAST SA T. Rowe Price VCP Balanced Portfolio Class 1
SAST SA Goldman Sachs Global Bond Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	SAST SA VCP Dynamic Allocation Portfolio Class 1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3
SAST SA Index Allocation 60/40 Portfolio Class 1	SAST SA VCP Dynamic Strategy Portfolio Class 1
SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3
SAST SA Index Allocation 80/20 Portfolio Class 1	SAST SA VCP Index Allocation Portfolio Class 1
SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 3
SAST SA Index Allocation 90/10 Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 1
SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 2
SAST SA International Index Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 3
SAST SA International Index Portfolio Class 3	SAST SA Wellington Government and Quality Bond Portfolio Class 1
SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA Wellington Government and Quality Bond Portfolio Class 2
SAST SA Invesco Growth Opportunities Portfolio Class 2	SAST SA Wellington Government and Quality Bond Portfolio Class 3
SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA Wellington Strategic Multi-Asset Portfolio Class 1
SAST SA Invesco Main Street Large Cap Portfolio Class 1	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3
SAST SA Invesco Main Street Large Cap Portfolio Class 2	SAST SA WellsCap Aggressive Growth Portfolio Class 1(k)
SAST SA Invesco Main Street Large Cap Portfolio Class 3	SAST SA WellsCap Aggressive Growth Portfolio Class 2(k)
SAST SA Invesco VCP Equity-Income Portfolio Class 1(j)	SAST SA WellsCap Aggressive Growth Portfolio Class 3(k)

VALIC Company I(c)
VALIC Company I International Equities Index Fund	VALIC Company I Nasdaq-100 Index Fund
VALIC Company I International Socially Responsible Fund	VALIC Company I Small Cap Index Fund
VALIC Company I Mid Cap Index Fund	VALIC Company I Stock Index Fund

(a)	These are affiliated investment companies. SunAmerica Asset Management, LLC. “SunAmerica”, an affiliate of AGL, serves as the investment advisor to Seasons Series Trust and SunAmerica Series Trust.

(b)	Fund had no activity during the current year.

(c)

VALIC Company I is an affiliated investment company. The Variable Annuity Life Insurance Company (VALIC), an affiliate of AGL, serves as the investment advisor to VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I. SunAmerica, an affiliate of AGL, serves as the administrator to each series of VALIC Company I and as the investment sub-advisor to certain series of VALIC Company I.

(d)	Formerly Columbia VP Loomis Sayles Growth Fund.

(e)	Formerly Columbia VP Mid Cap Growth Opportunity Fund.

(f)	The AST SA PGI Asset Allocation Portfolio, in operation for the period January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA JPMorgan Diversified Balanced Portfolio.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(g)	Formerly SST SA Wellington Real Return Portfolio.

(h)	Formerly SAST SA Franklin U.S. Equity Smart Beta Portfolio.

(i)	The SAST SA Columbia Technology Portfolio, in operation for the period January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA Wellington Capital Appreciation Portfolio.

(j)	The SAST SA Invesco VCP Equity-Income Portfolio, in operation for the period January 1, 2021 to May 3, 2021 (cessation of operations) merged into the SAST SA VCP Dynamic Strategy Portfolio.

(k)	The SAST SA WellsCap Aggressive Growth Portfolio, in operation for the period January 1, 2021 to November 5, 2021 (cessation of operations), merged into the SAST SA JPMorgan Mid-Cap Growth Portfolio.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of AGL’s General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of each of the sub-accounts of the Separate Account are registered in the name of AGL. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from AGL’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business of AGL. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

We are continually assessing the impact on our business, operations and investments and separate account assets of COVID-19 and the resulting ongoing economic and societal disruption. These impacts initially included a global economic contraction, disruptions in financial markets, increased market volatility and declines in certain equity and other asset prices that had negative effects on our investments, our access to liquidity, our ability to generate new sales and the costs associated with claims. Further, significant legislative and regulatory activity has occurred at both the U.S. federal and state levels, as well as globally. We cannot predict what form future legal and regulatory responses to concerns about COVID-19 and related public health issues will take, or how such responses will impact our business.

2.	Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

An assumed interest rate of 3.50 percent is used in determining annuity payments for all products with the exception of the American Pathway II product and ICAP product, which use a 4.00 percent assumed interest rate and a 5.00 percent assumed interest rate, respectively.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, AGL makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner’s interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of AGL, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, AGL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. AGL will periodically review changes in the tax law. AGL retains the right to charge for any federal income tax incurred which is applicable to the Separate Account if the law is changed.

3.	Fair Value Measurements

Assets recorded at fair value in the Separate Account’s Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three “levels” based on the observability of valuation inputs:

•

Level 1— Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

•

Level 2— Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•

Level 3— Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2022 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2022, and respective hierarchy levels.

4.	Expenses

Expense charges are applied against the current value of the Separate Account and are paid to AGL as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day’s net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to AGL. The mortality risk charge represents compensation to AGL for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to AGL for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

Products	Separate Account Annual Charges*
American Pathway II	1.30% or 1.40%
Anchor Advisor	1.52% or 1.77%

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Products	Separate Account Annual Charges*
ICAP II	1.40%
Polaris	1.52%
Polaris Advantage	1.65%, 1.90% or 2.30%
Polaris Advantage II	1.30%, 1.55%, 1.90% or 2.15%
Polaris Advisor	1.52%, 1.72% or 1.97%
Polaris Advisor III	1.65%, 1.90% or 2.30%
Polaris Advisory	0.40%, 0.55% or 0.80%
Polaris Advisory Income	0.40%, 0.55% or 0.80%
PolarisAmerica	1.52% or 1.77%
Polaris Choice	1.52%, 1.72% or 1.97%
Polaris Choice II	1.52%, 1.72% or 1.97%
Polaris Choice III	1.52%, 1.77%, 2.02% or 2.17%
Polaris Choice IV	1.65%, 1.90% or 2.30%
Polaris II	1.52% or 1.77%
Polaris II Platinum Series	1.52% or 1.77%
Polaris Platinum	1.52% or 1.77%
Polaris Platinum II	1.52%, 1.77% or 2.02%
Polaris Platinum III	1.15%, 1.30%, 1.55%, 1.70% or 1.95%
Polaris Preferred Solution	1.00%, 1.15%, 1.40%, 1.55% or 1.80%
Polaris Protector	1.52% or 1.77%
Polaris Retirement Protector	1.30%, 1.55% or 1.80%
Polaris Select Investor	1.10%, 1.35%, 1.40% or 1.70%
Vista Capital Advantage	1.40%
WM Diversified Strategies	1.40%, 1.55% or 1.80%
WM Diversified Strategies III	1.55%, 1.70% or 1.95%

*	The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by AGL on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by AGL related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The contract maintenance charge ranges from $30 to $50 for certain contracts. For ICAP II, the contract maintenance charge of $30 is assessed on the contract anniversary, if the contract was issued on or after September 1, 1987. The contract maintenance charge of $30 is assessed on December 31 each year, if the contract was issued prior to September 1, 1987.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to AGL. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.

The maximum withdrawal charge of 9 percent is assessed on amount withdrawn in excess of free withdrawals. The Vista product has a maximum withdrawal charge of 6 percent and the ICAP II has a maximum withdrawal charge of 5 percent. There are no withdrawal charges under the Polaris Advisor, Polaris Advisor III, Polaris Advisory and Polaris Advisory Income contracts.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, AGL will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

AGL currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes upon receipt of a purchase payment or upon surrender of the contract.

Annuity Charge: For ICAP II, there may be an annuity charge in the event that the contract is switched to the payout phase. Option 1 for payouts provides a life income with installments guaranteed, Option 2 provides a joint and survivor life payout, and Option 3 provides income for a specified period. No annuity charge is assessed if Option 1 or Option 2 is elected. If Option 3 is elected, an annuity charge equal to the withdrawal charge if the contract were surrendered may apply. No annuity charge will be assessed if Option 3 is elected by a beneficiary under the death benefit. The annuity charge is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Capital Protector Fee: This optional feature provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee is calculated as a percentage of the contract value minus purchase payments received after the 90th day from the date of contract issuance and deducted quarterly from the contract value during the waiting period. This optional feature is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.10 percent to 0.65 percent. This optional feature is offered under Polaris Advantage, Polaris Choice II, Polaris Choice III, Polaris Platinum II, Polaris Preferred Solution, Polaris Protector, WM Diversified Strategies and WM Diversified Strategies III contracts.

Income Protector Fee: The optional Income Protector Program provides a guaranteed fixed minimum retirement income upon annuitization. The fee is calculated as a percentage of the income benefit base, as defined in the prospectus, and is deducted annually from the contract value. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges. The income protector fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.10 percent to 0.45 percent. This optional feature is offered under Polaris America, Polaris Choice, Polaris Choice II, Polaris II, Polaris Platinum, Polaris Platinum II, Polaris Protector, WM Diversified Strategies, and WM Diversified Strategies III contracts.

MarketLock, Marketlock for Two, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.

•	MarketLock, MarketLock for Two and Income Rewards

The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

•	MarketLock for Life, MarketLock for Life Plus and MarketLock Income Plus

The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments made in years 2-5 greater than the purchase payments received in the first year.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Income Rewards: This optional feature provides a guaranteed withdrawal stream during an applicable period of time.

The annual fee is calculated as a percentage of the benefit base and deducted quarterly from the contract value. The benefit base is equal to purchase payments received during the first 90 days, adjusted for withdrawals, before the benefit availability date (the availability date is up to the first 10 contract years, based on election). After the benefit availability date, the benefit base is increased by up to 50 percent of premiums received during the first 90 days, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows (Note: if Extension of the evaluation period is elected, an additional 0.10 percent – 0.25 percent is added to the Annual Fee):

Optional Features	Products Offered	Annual Fees
MarketLock	Polaris Advantage	0.50% to 0.65%
Polaris Choice II
Polaris Choice III
Polaris Platinum II
Polaris Preferred Solution
WM Diversified Strategies
WM Diversified Strategies III
MarketLock for Two	Polaris Choice II	0.40% prior to the first withdrawal
	Polaris Choice III	0.80% after the first withdrawal
Polaris Platinum II
Polaris Preferred Solution
WM Diversified Strategies
WM Diversified Strategies III
Income Rewards	Polaris Choice II	0.65% in years zero to seven
	Polaris Choice III	0.45% in years eight to ten
Polaris Platinum II
Polaris Preferred Solution
Polaris Protector
WM Diversified Strategies
WM Diversified Strategies III
MarketLock for Life	Polaris Advantage	0.70% for one covered person
	Polaris Choice III	0.95% for two covered persons
Polaris Choice IV
Polaris Platinum II
Polaris Platinum III
Polaris Preferred Solution
MarketLock for Life Plus	Polaris Advantage	0.65% to 0.95% for one covered person
	Polaris Choice III	0.90% to 1.25% for two covered persons
Polaris Platinum II
Polaris Preferred Solution
MarketLock Income Plus	Polaris Advantage	0.85% to 1.10% for one covered person
	Polaris Advisor III	1.10% to 1.35% for two covered persons
Polaris Choice III
Polaris Platinum II
Polaris Platinum III
Polaris Preferred Solution

Polaris Income Plus, Polaris Income Builder, Polaris Income Plus Daily, Polaris Income Plus Flex, Polaris Income Plus Daily Flex, and Polaris Income Max Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the applicable time period, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The annual fees for the optional features discussed above are as follows:

Optional Features	Products Offered	Annual Fees
Polaris Income Plus	Polaris Advantage	0.60% to 2.20% for one covered person
	Polaris Advantage II	0.60% to 2.70% for two covered persons
Polaris Advisory
Polaris Choice III
Polaris Choice IV
Polaris Platinum III
Polaris Preferred Solution
Polaris Retirement Protector
Polaris Income Builder	Polaris Advantage	0.60% to 2.20% for one covered person
	Polaris Advantage II	0.60% to 2.70% for two covered persons
Polaris Choice III
Polaris Choice IV
Polaris Platinum III
Polaris Preferred Solution
Polaris Income Plus Daily	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution
Polaris Income Plus Flex	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution
Polaris Income Plus Daily Flex	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution
Polaris Income Max	Polaris Advisory	0.60% to 2.50% for one covered person
	Polaris Platinum III	0.60% to 2.50% for two covered persons
Polaris Preferred Solution

5.	Purchases and Sales of Investments

For the year ended December 31, 2022, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts	Cost of Purchases	Proceeds from Sales
American Funds IS American High-Income Trust Class 3	$1,127,094	$1,385,040
American Funds IS Asset Allocation Fund Class 2	7,591,737	7,365,343
American Funds IS Asset Allocation Fund Class 3	3,897,897	3,390,095
American Funds IS Capital Income Builder Class 4	91,045	366,178
American Funds IS Global Growth Fund Class 2	21,662,347	22,561,555
American Funds IS Growth Fund Class 2	53,185,110	39,882,403
American Funds IS Growth Fund Class 3	33,607,777	28,016,885
American Funds IS Growth-Income Fund Class 2	31,382,118	38,565,103
American Funds IS Growth-Income Fund Class 3	15,805,454	15,524,961
American Funds IS International Fund Class 3	2,714,546	1,366,762
American Funds IS U.S. Government Securities Fund Class 3	605,410	2,513,100
American Funds IS Ultra-Short Bond Fund Class 3	760,987	1,082,362
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	8,732	5,329
BlackRock Global Allocation V.I. Fund Class III	14,007	172,345
Columbia VP Dividend Opportunity Fund Class 1	18,558	308,340
Columbia VP Emerging Markets Bond Fund Class 2	2,971	2,006
Columbia VP Income Opportunities Fund Class 1	897,431	1,356,825
Columbia VP Large Cap Growth Fund Class 1	1,186,156	2,418,588
Columbia VP Limited Duration Credit Fund Class 2	35,510	189,093

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
Columbia VP Overseas Core Fund Class 2	$115,233	$190,724
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	36,494	35,470
Columbia VP Small Company Growth Fund Class 1	364,690	209,941
CTIVP® Principal Blue Chip Growth Fund Class 1	117,590	110,748
Delaware Ivy VIP Asset Strategy Class II	34,341	68,694
FTVIP Franklin Allocation VIP Fund Class 1	1,856	551
FTVIP Franklin Allocation VIP Fund Class 2	7,087,927	6,777,068
FTVIP Franklin Income VIP Fund Class 1	1,197,009	20,880
FTVIP Franklin Income VIP Fund Class 2	34,731,963	26,402,050
FTVIP Franklin Strategic Income VIP Fund Class 2	77,360	75,770
Goldman Sachs VIT Government Money Market Fund Institutional Shares	4,412,706	2,708,243
Goldman Sachs VIT Government Money Market Fund Service Shares	267,753,884	156,369,603
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	21,716	88,743
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,329	716
Invesco V.I. American Franchise Fund Series I	32,216	454
Invesco V.I. American Franchise Fund Series II	54,616,983	5,050,580
Invesco V.I. Balanced-Risk Allocation Fund Series II	76,367	19,928
Invesco V.I. Comstock Fund Series I	149,826	56,355
Invesco V.I. Comstock Fund Series II	58,534,655	73,774,107
Invesco V.I. Growth and Income Fund Series I	198,401	9,045
Invesco V.I. Growth and Income Fund Series II	57,256,451	72,945,834
Lord Abbett Bond Debenture Portfolio Class VC	97,191	528,518
Lord Abbett Fundamental Equity Portfolio Class VC	15,250	42,414
Lord Abbett Growth and Income Portfolio Class VC	20,093,272	29,299,711
Lord Abbett Mid Cap Stock Portfolio Class VC	982,961	1,838,879
Lord Abbett Short Duration Income Portfolio Class VC	89,076	150,429
Morgan Stanley VIF Global Infrastructure Portfolio Class II	73,381	210,301
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	81,745	98,731
PIMCO All Asset Portfolio Advisor Class	9,122	52,540
PIMCO Dynamic Bond Portfolio Advisor Class	134,428	346,533
PIMCO Emerging Markets Bond Portfolio Advisor Class	1,571,571	676,494
PIMCO Total Return Portfolio Advisor Class	51,588,617	23,660,042
PIMCO Total Return Portfolio Institutional Class	612,246	111,270
PVC Core Plus Bond Account Class 1	195,885	848,126
PVC Diversified International Account Class 1	88,915	196,027
PVC Equity Income Account Class 1	1,380,275	809,166
PVC Equity Income Account Class 2	762,959	801,905
PVC Government & High Quality Bond Account Class 1	29,063	680,681
PVC Large Cap Growth Account I Class 1	154,384	117,815
PVC MidCap Account Class 1	178,956	283,701
PVC MidCap Account Class 2	61,762	76,658
PVC Principal Capital Appreciation Account Class 1	1,343,494	762,174
PVC Principal Capital Appreciation Account Class 2	247,674	251,526
PVC Real Estate Securities Account Class 1	39,716	23,057
PVC Real Estate Securities Account Class 2	21,367	12,898
PVC SAM Balanced Portfolio Class 1	3,578,527	1,936,725
PVC SAM Balanced Portfolio Class 2	3,422,013	4,029,330
PVC SAM Conservative Balanced Portfolio Class 1	257,957	118,863
PVC SAM Conservative Balanced Portfolio Class 2	242,134	569,527
PVC SAM Conservative Growth Portfolio Class 1	1,550,433	868,618
PVC SAM Conservative Growth Portfolio Class 2	2,321,704	1,856,748
PVC SAM Flexible Income Portfolio Class 1	329,695	1,089,130
PVC SAM Flexible Income Portfolio Class 2	629,028	1,143,372
PVC SAM Strategic Growth Portfolio Class 1	1,508,097	1,407,163
PVC SAM Strategic Growth Portfolio Class 2	582,645	1,274,339
PVC Short-Term Income Account Class 1	25,619	649,785
PVC SmallCap Account Class 1	78,474	103,700
PVC SmallCap Account Class 2	57,750	16,664
SST SA Allocation Balanced Portfolio Class 1	109,156	180,407
SST SA Allocation Balanced Portfolio Class 3	32,270,181	20,878,335
SST SA Allocation Growth Portfolio Class 1	5,265,723	896,355
SST SA Allocation Growth Portfolio Class 3	52,239,372	17,717,447
SST SA Allocation Moderate Growth Portfolio Class 1	312,335	180,985
SST SA Allocation Moderate Growth Portfolio Class 3	38,897,186	23,795,848
SST SA Allocation Moderate Portfolio Class 1	85,757	5,422

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SST SA Allocation Moderate Portfolio Class 3	$31,547,603	$24,370,229
SST SA American Century Inflation Protection Portfolio Class 1	22,962	27,056
SST SA American Century Inflation Protection Portfolio Class 3	74,286,078	65,054,329
SST SA Columbia Focused Value Portfolio Class 3	14,083	69,838
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	3,478	7,060
SST SA Multi-Managed International Equity Portfolio Class 3	26,429	136,498
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	175,765	28,743
SST SA Multi-Managed Large Cap Value Portfolio Class 3	66,530	54,044
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	88,518	30,454
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	43,384	26,776
SST SA Multi-Managed Small Cap Portfolio Class 3	38,071	10,630
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	92,105	7,176
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	29,739,803	7,902,562
SST SA T. Rowe Price Growth Stock Portfolio Class 3	120,929	29,378
SAST SA AB Growth Portfolio Class 1	63,667,796	51,172,854
SAST SA AB Growth Portfolio Class 2	8,769,744	6,320,010
SAST SA AB Growth Portfolio Class 3	149,876,508	46,222,665
SAST SA AB Small & Mid Cap Value Portfolio Class 1	287,678	264,918
SAST SA AB Small & Mid Cap Value Portfolio Class 2	2,463,338	1,177,265
SAST SA AB Small & Mid Cap Value Portfolio Class 3	112,634,426	49,189,511
SAST SA American Funds Asset Allocation Portfolio Class 1	1,162,700	543,431
SAST SA American Funds Asset Allocation Portfolio Class 3	173,969,422	101,874,631
SAST SA American Funds Global Growth Portfolio Class 1	240,415	1,275,669
SAST SA American Funds Global Growth Portfolio Class 3	49,399,302	48,718,847
SAST SA American Funds Growth Portfolio Class 1	740,918	407,141
SAST SA American Funds Growth Portfolio Class 3	251,190,307	48,710,698
SAST SA American Funds Growth-Income Portfolio Class 1	345,092	387,558
SAST SA American Funds Growth-Income Portfolio Class 3	60,214,273	39,198,183
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	267,468	32,095
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	142,729,047	159,997,886
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	50,964	1,885
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	19,023,666	2,323,555
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	38,917	28,742
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	20,348,278	57,149,109
SAST SA DFA Ultra Short Bond Portfolio Class 1	9,270,233	10,574,529
SAST SA DFA Ultra Short Bond Portfolio Class 2	1,566,322	2,763,837
SAST SA DFA Ultra Short Bond Portfolio Class 3	65,401,627	51,023,218
SAST SA Emerging Markets Equity Index Portfolio Class 1	67,509	42,794
SAST SA Emerging Markets Equity Index Portfolio Class 3	6,371,175	1,608,516
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	3,100,702	6,840,148
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	769,868	2,330,521
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	105,848,691	115,594,119
SAST SA Fidelity Institutional AM® International Growth Class 1	102,657	357,328
SAST SA Fidelity Institutional AM® International Growth Class 3	3,837,890	913,485
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	2,095,819	1,963,029
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	446,814	505,698
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	34,686,270	19,091,767
SAST SA Fixed Income Index Portfolio Class 1	50,958	2,518
SAST SA Fixed Income Index Portfolio Class 3	17,311,595	11,819,946
SAST SA Fixed Income Intermediate Index Portfolio Class 1	13,313	220
SAST SA Fixed Income Intermediate Index Portfolio Class 3	7,751,420	6,226,485
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	52,499,329	41,054,302
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	8,210,728	6,748,049
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	78,692,886	79,707,744
SAST SA Franklin Small Company Value Portfolio Class 1	77,739	6,216
SAST SA Franklin Small Company Value Portfolio Class 3	41,402,873	27,659,863
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	43,947	2,107
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	4,413,471	1,197,168
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	6,279,738	4,579,690
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	1,393,907	612,560
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	53,346,284	29,468,341
SAST SA Franklin Tactical Opportunities Portfolio Class 1	41,303	3,100
SAST SA Franklin Tactical Opportunities Portfolio Class 3	14,023,715	4,715,528

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA Global Index Allocation 60/40 Portfolio Class 1	$4,251	$3,377
SAST SA Global Index Allocation 60/40 Portfolio Class 3	7,590,263	6,962,114
SAST SA Global Index Allocation 75/25 Portfolio Class 1	5,184	4,185
SAST SA Global Index Allocation 75/25 Portfolio Class 3	9,035,596	5,583,515
SAST SA Global Index Allocation 90/10 Portfolio Class 1	228,488	97,102
SAST SA Global Index Allocation 90/10 Portfolio Class 3	35,880,477	16,000,713
SAST SA Goldman Sachs Global Bond Portfolio Class 1	345,451	1,523,143
SAST SA Goldman Sachs Global Bond Portfolio Class 2	253,206	507,470
SAST SA Goldman Sachs Global Bond Portfolio Class 3	14,730,013	29,203,778
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	379	633
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	5,827,247	3,692,251
SAST SA Index Allocation 60/40 Portfolio Class 1	17,195	351,752
SAST SA Index Allocation 60/40 Portfolio Class 3	33,087,036	16,146,769
SAST SA Index Allocation 80/20 Portfolio Class 1	544,383	502,908
SAST SA Index Allocation 80/20 Portfolio Class 3	47,163,627	26,482,932
SAST SA Index Allocation 90/10 Portfolio Class 1	2,785,539	380,865
SAST SA Index Allocation 90/10 Portfolio Class 3	102,201,178	58,724,503
SAST SA International Index Portfolio Class 1	62,241	36,445
SAST SA International Index Portfolio Class 3	9,652,473	2,709,429
SAST SA Invesco Growth Opportunities Portfolio Class 1	2,112,497	1,105,647
SAST SA Invesco Growth Opportunities Portfolio Class 2	794,422	259,318
SAST SA Invesco Growth Opportunities Portfolio Class 3	66,993,747	17,626,517
SAST SA Invesco Main Street Large Cap Portfolio Class 1	5,786,543	3,164,608
SAST SA Invesco Main Street Large Cap Portfolio Class 2	834,939	410,253
SAST SA Invesco Main Street Large Cap Portfolio Class 3	23,217,302	7,629,924
SAST SA Janus Focused Growth Portfolio Class 1	3,099,276	1,791,050
SAST SA Janus Focused Growth Portfolio Class 2	1,972,361	1,497,670
SAST SA Janus Focused Growth Portfolio Class 3	52,807,692	17,236,788
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	16,804,048	18,055,244
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	4,343,943	2,641,278
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	44,912,417	24,175,725
SAST SA JPMorgan Emerging Markets Portfolio Class 1	731,427	2,482,300
SAST SA JPMorgan Emerging Markets Portfolio Class 2	188,195	258,192
SAST SA JPMorgan Emerging Markets Portfolio Class 3	15,142,802	14,279,807
SAST SA JPMorgan Equity-Income Portfolio Class 1	18,016,574	16,104,156
SAST SA JPMorgan Equity-Income Portfolio Class 2	2,218,088	2,334,909
SAST SA JPMorgan Equity-Income Portfolio Class 3	68,372,087	38,106,300
SAST SA JPMorgan Global Equities Portfolio Class 1	6,718,530	4,972,905
SAST SA JPMorgan Global Equities Portfolio Class 2	630,338	553,694
SAST SA JPMorgan Global Equities Portfolio Class 3	12,493,457	6,125,530
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	2,635,607	6,218,770
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	613,473	1,881,756
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	53,131,611	114,661,601
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	14,898,479	13,943,755
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	4,367,309	2,800,836
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	118,444,719	24,591,278
SAST SA Large Cap Growth Index Portfolio Class 1	141,138	55,177
SAST SA Large Cap Growth Index Portfolio Class 3	19,419,200	2,893,613
SAST SA Large Cap Index Portfolio Class 1	798,673	1,823,691
SAST SA Large Cap Index Portfolio Class 3	31,318,696	11,306,737
SAST SA Large Cap Value Index Portfolio Class 1	192,555	65,298
SAST SA Large Cap Value Index Portfolio Class 3	21,168,398	5,866,495
SAST SA MFS Blue Chip Growth Portfolio Class 1	2,487,026	1,682,208
SAST SA MFS Blue Chip Growth Portfolio Class 2	673,699	441,844
SAST SA MFS Blue Chip Growth Portfolio Class 3	48,896,857	12,899,693
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	9,442,211	6,022,757
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	1,629,687	1,051,544
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	50,894,694	28,216,962
SAST SA MFS Total Return Portfolio Class 1	10,741,665	13,337,556
SAST SA MFS Total Return Portfolio Class 2	2,501,096	3,010,281
SAST SA MFS Total Return Portfolio Class 3	42,486,808	29,188,965
SAST SA Mid Cap Index Portfolio Class 1	181,285	50,028
SAST SA Mid Cap Index Portfolio Class 3	19,571,786	5,193,961
SAST SA Morgan Stanley International Equities Portfolio Class 1	3,073,723	3,371,702

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA Morgan Stanley International Equities Portfolio Class 2	$958,388	$1,958,390
SAST SA Morgan Stanley International Equities Portfolio Class 3	18,813,814	21,304,434
SAST SA PIMCO RAE International Value Portfolio Class 1	33,116	13,001
SAST SA PIMCO RAE International Value Portfolio Class 2	863,425	1,391,774
SAST SA PIMCO RAE International Value Portfolio Class 3	36,109,349	63,889,295
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	1,040	6,418
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	31,390,357	126,520,326
SAST SA PineBridge High-Yield Bond Portfolio Class 1	5,787,712	7,978,635
SAST SA PineBridge High-Yield Bond Portfolio Class 2	556,010	825,193
SAST SA PineBridge High-Yield Bond Portfolio Class 3	16,262,648	20,437,758
SAST SA Putnam International Growth and Income Portfolio Class 1	1,907,504	2,708,746
SAST SA Putnam International Growth and Income Portfolio Class 2	1,329,893	725,692
SAST SA Putnam International Growth and Income Portfolio Class 3	13,234,461	20,672,961
SAST SA Schroders VCP Global Allocation Portfolio Class 1	43,760	14,392
SAST SA Schroders VCP Global Allocation Portfolio Class 3	78,040,836	54,973,206
SAST SA Small Cap Index Portfolio Class 1	174,803	237,688
SAST SA Small Cap Index Portfolio Class 3	17,734,547	3,879,380
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	112,474	9,623
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	77,541,650	15,716,365
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	41,914	21,936
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	226,461,657	111,143,060
SAST SA VCP Dynamic Allocation Portfolio Class 1	53,499	12,585
SAST SA VCP Dynamic Allocation Portfolio Class 3	850,390,952	1,010,894,131
SAST SA VCP Dynamic Strategy Portfolio Class 1	63,072	38,207
SAST SA VCP Dynamic Strategy Portfolio Class 3	463,148,823	826,350,353
SAST SA VCP Index Allocation Portfolio Class 1	81,379	12,719
SAST SA VCP Index Allocation Portfolio Class 3	36,732,957	30,539,638
SAST SA Wellington Capital Appreciation Portfolio Class 1	91,076,353	50,553,516
SAST SA Wellington Capital Appreciation Portfolio Class 2	14,629,224	7,150,648
SAST SA Wellington Capital Appreciation Portfolio Class 3	487,757,405	76,045,515
SAST SA Wellington Government and Quality Bond Portfolio Class 1	3,588,248	7,157,430
SAST SA Wellington Government and Quality Bond Portfolio Class 2	737,598	2,892,511
SAST SA Wellington Government and Quality Bond Portfolio Class 3	39,451,030	80,784,066
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	1,324,306	1,440,406
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	26,505,012	6,794,119
VALIC Company I International Equities Index Fund	155,677	312,935
VALIC Company I International Socially Responsible Fund	87,493	147,075
VALIC Company I Mid Cap Index Fund	428,981	634,587
VALIC Company I Nasdaq-100 Index Fund	714,671	337,168
VALIC Company I Small Cap Index Fund	609,766	420,129
VALIC Company I Stock Index Fund	1,385,814	1,470,178

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.	Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2022, follows:

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	72,169	114.42	117.33	8,462,224	7.38	1.30	1.40	-10.51	-10.42
American Funds IS Asset Allocation Fund Class 2	1,363,175	32.24	33.91	46,035,976	1.75	1.52	1.77	-14.92	-14.71
American Funds IS Asset Allocation Fund Class 3	269,354	102.21	104.81	28,206,780	1.81	1.30	1.40	-14.58	-14.49
American Funds IS Capital Income Builder Class 4	199,285	11.60	12.59	2,500,979	2.48	1.10	1.70	-8.93	-8.39
American Funds IS Global Growth Fund Class 2	2,415,476	51.40	56.32	134,947,415	0.58	1.52	1.97	-26.21	-25.87
American Funds IS Growth Fund Class 2	3,660,475	61.04	66.86	242,695,335	0.28	1.52	1.97	-31.30	-30.99
American Funds IS Growth Fund Class 3	297,600	616.28	631.98	187,911,811	0.34	1.30	1.40	-30.86	-30.79
American Funds IS Growth-Income Fund Class 2	4,482,042	42.87	46.99	208,775,356	1.17	1.52	1.97	-18.12	-17.75
American Funds IS Growth-Income Fund Class 3	348,371	349.54	358.44	124,724,884	1.22	1.30	1.40	-17.59	-17.51
American Funds IS International Fund Class 3	237,462	63.65	65.27	15,475,218	1.63	1.30	1.40	-21.87	-21.79
American Funds IS U.S. Government Securities Fund Class 3	165,744	38.32	39.30	6,507,952	3.61	1.30	1.40	-12.14	-12.05
American Funds IS Ultra-Short Bond Fund Class 3	225,290	18.74	19.22	4,328,939	0.58	1.30	1.40	-0.21	-0.11
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	26,273	12.26	13.46	344,503	1.78	1.10	1.70	-16.47	-15.96
BlackRock Global Allocation V.I. Fund Class III	49,036	11.40	12.45	599,651	0.00	1.10	1.70	-17.49	-16.99
Columbia VP Dividend Opportunity Fund Class 1	58,177	24.89	26.30	1,520,603	0.00	1.52	1.77	-2.84	-2.60
Columbia VP Emerging Markets Bond Fund Class 2	7,176		9.75	69,999	3.81		1.10		-17.07
Columbia VP Income Opportunities Fund Class 1	233,091	23.98	27.07	6,155,476	5.00	1.52	2.17	-11.94	-11.37
Columbia VP Large Cap Growth Fund Class 1	950,665	18.38	19.01	17,942,900	0.00	1.52	2.02	-32.75	-32.42
Columbia VP Limited Duration Credit Fund Class 2	21,604	9.51	9.94	213,146	0.55	1.10	1.70	-7.94	-7.38
Columbia VP Overseas Core Fund Class 2	93,973	11.73	11.92	1,119,169	0.72	1.52	1.77	-16.39	-16.18
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	10,725	23.74	26.88	284,840	0.00	1.52	1.77	-32.05	-31.88
Columbia VP Small Company Growth Fund Class 1	15,760	30.66	32.40	506,876	0.00	1.52	1.77	-36.89	-36.74
CTIVP® Principal Blue Chip Growth Fund Class 1	91,080	18.07	18.37	1,670,678	0.00	1.52	1.77	-29.27	-29.09
Delaware Ivy VIP Asset Strategy Class II	22,232	10.98	11.88	262,049	1.37	1.10	1.70	-16.18	-15.67
FTVIP Franklin Allocation VIP Fund Class 1	1,220		11.28	13,763	1.87		0.55		-16.14
FTVIP Franklin Allocation VIP Fund Class 2	2,052,074	13.33	13.94	30,941,304	1.55	1.00	2.30	-17.91	-16.83
FTVIP Franklin Income VIP Fund Class 1	179,577	12.13	12.36	2,203,613	6.10	0.40	0.80	-5.99	-5.61
FTVIP Franklin Income VIP Fund Class 2	7,113,905	14.34	15.23	123,668,043	4.85	1.00	2.30	-7.62	-6.41
FTVIP Franklin Strategic Income VIP Fund Class 2	96,920	9.30	9.75	929,141	4.23	1.10	1.70	-12.25	-11.73
Goldman Sachs VIT Government Money Market Fund Institutional Shares	1,096,181	9.76	10.43	10,841,980	1.62	0.40	1.52	0.05	1.17
Goldman Sachs VIT Government Money Market Fund Service Shares	33,970,139	9.71	9.88	328,951,511	1.53	1.00	1.97	-0.60	0.37
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	42,297	9.07	9.47	399,235	3.01	1.10	1.40	-7.91	-7.63
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,191	10.11	10.85	12,678	0.00	1.10	1.35	-20.24	-20.05
Invesco V.I. American Franchise Fund Series I	4,427	13.33	13.58	59,808	0.00	0.40	0.80	-31.66	-31.39
Invesco V.I. American Franchise Fund Series II	2,826,014	23.52	27.15	87,831,916	0.00	1.00	2.30	-32.86	-31.98
Invesco V.I. Balanced-Risk Allocation Fund Series II	53,145	10.79	12.01	628,487	7.24	1.10	1.70	-15.96	-15.45
Invesco V.I. Comstock Fund Series I	22,084	14.22	14.49	318,660	1.87	0.40	0.80	0.32	0.72
Invesco V.I. Comstock Fund Series II	10,488,776	21.27	22.83	298,819,348	1.37	1.00	2.30	-1.44	-0.16
Invesco V.I. Growth and Income Fund Series I	90,181	13.04	13.29	1,189,080	1.68	0.40	0.80	-6.50	-6.13
Invesco V.I. Growth and Income Fund Series II	11,513,648	19.64	21.07	322,688,719	1.23	1.00	2.30	-8.13	-6.94
Lord Abbett Bond Debenture Portfolio Class VC	71,122	11.38	11.64	820,505	3.35	1.10	1.40	-14.01	-13.75
Lord Abbett Fundamental Equity Portfolio Class VC	6,324		15.17	95,951	0.88		1.10		-12.94
Lord Abbett Growth and Income Portfolio Class VC	5,863,788	13.64	18.16	138,597,357	1.21	0.40	2.30	-11.50	-9.80
Lord Abbett Mid Cap Stock Portfolio Class VC	397,752	25.37	26.72	10,599,555	0.74	1.52	1.77	-12.77	-12.55
Lord Abbett Short Duration Income Portfolio Class VC	169,006	9.64	10.14	1,708,875	2.73	1.10	1.70	-6.66	-6.10
Morgan Stanley VIF Global Infrastructure Portfolio Class II	57,073	11.29	12.52	705,825	2.54	1.10	1.70	-9.86	-9.32
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	38,708	10.94	11.16	429,671	0.00	1.10	1.40	-12.51	-12.25
PIMCO All Asset Portfolio Advisor Class	1,355	11.86	12.02	16,151	7.72	1.10	1.35	-13.05	-12.83
PIMCO Dynamic Bond Portfolio Advisor Class	72,188	9.87	10.33	742,053	2.72	1.10	1.70	-8.03	-7.47
PIMCO Emerging Markets Bond Portfolio Advisor Class	312,243	8.54	8.70	2,711,377	4.62	1.00	1.55	-17.09	-16.64
PIMCO Total Return Portfolio Advisor Class	19,186,717	8.54	8.90	168,946,623	2.43	1.00	1.95	-16.04	-15.24
PIMCO Total Return Portfolio Institutional Class	128,899	8.93	9.15	1,165,100	2.25	0.40	0.80	-14.85	-14.51
PVC Core Plus Bond Account Class 1	335,461	9.07	9.25	3,094,671	2.75	1.40	1.95	-15.78	-15.32
PVC Diversified International Account Class 1	74,210	7.74	9.03	644,211	2.15	1.40	1.95	-21.54	-21.11
PVC Equity Income Account Class 1	360,224	24.67	26.88	9,578,221	1.80	1.40	1.80	-12.09	-11.74
PVC Equity Income Account Class 2	229,452	22.64	23.84	5,548,304	1.60	1.52	1.95	-12.44	-12.06
PVC Government & High Quality Bond Account Class 1	183,074	6.62	7.80	1,371,544	1.24	1.40	1.95	-13.51	-13.03
PVC Large Cap Growth Account I Class 1	83,706	11.74	11.98	998,034	0.00	1.40	1.95	-35.43	-35.07
PVC MidCap Account Class 1	39,531	34.72	37.80	1,477,768	0.16	1.40	1.80	-24.35	-24.05
PVC MidCap Account Class 2	14,300	31.82	34.63	489,202	0.00	1.55	1.95	-24.64	-24.34
PVC Principal Capital Appreciation Account Class 1	242,686	37.30	40.64	9,790,906	0.74	1.40	1.80	-17.91	-17.58
PVC Principal Capital Appreciation Account Class 2	48,506	34.15	37.16	1,788,868	0.57	1.55	1.95	-18.23	-17.90
PVC Real Estate Securities Account Class 1	9,305	39.31	41.11	381,385	1.18	1.40	1.55	-26.56	-26.45
PVC Real Estate Securities Account Class 2	5,101	37.13	38.64	195,906	0.98	1.55	1.70	-26.83	-26.72
PVC SAM Balanced Portfolio Class 1	1,103,936	17.79	19.39	20,807,097	2.24	1.40	1.80	-17.64	-17.31
PVC SAM Balanced Portfolio Class 2	986,927	16.40	17.96	17,418,067	1.97	1.52	1.95	-17.91	-17.55

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PVC SAM Conservative Balanced Portfolio Class 1	169,285	11.49	12.50	2,063,703	2.33	1.40	1.80	-15.98	-15.64
PVC SAM Conservative Balanced Portfolio Class 2	144,710	10.59	16.15	1,672,998	2.15	1.52	1.95	-16.33	-15.97
PVC SAM Conservative Growth Portfolio Class 1	508,536	20.34	22.15	10,861,521	2.00	1.40	1.80	-19.25	-18.93
PVC SAM Conservative Growth Portfolio Class 2	518,445	18.68	20.42	10,415,098	1.81	1.52	1.95	-19.56	-19.21
PVC SAM Flexible Income Portfolio Class 1	186,944	12.20	13.30	2,435,365	0.00	1.40	1.80	-14.66	-14.31
PVC SAM Flexible Income Portfolio Class 2	240,353	11.26	15.15	2,947,040	2.55	1.52	1.95	-15.04	-14.67
PVC SAM Strategic Growth Portfolio Class 1	104,850	23.37	25.42	2,608,838	1.98	1.40	1.80	-20.23	-19.91
PVC SAM Strategic Growth Portfolio Class 2	178,445	21.48	23.54	4,103,538	1.66	1.52	1.95	-20.54	-20.20
PVC Short-Term Income Account Class 1	147,287	6.62	7.71	1,077,588	0.92	1.40	1.95	-5.31	-4.79
PVC SmallCap Account Class 1	23,521	16.20	17.62	403,440	0.05	1.40	1.80	-22.05	-21.73
PVC SmallCap Account Class 2	16,660	14.89	16.15	267,713	0.00	1.55	1.95	-22.41	-22.10
SST SA Allocation Balanced Portfolio Class 1	5,478		12.19	66,756	1.69		0.40		-15.61
SST SA Allocation Balanced Portfolio Class 3	8,868,358	11.33	14.45	146,001,778	2.60	1.00	2.30	-17.42	-16.34
SST SA Allocation Growth Portfolio Class 1	285,042	14.12	14.46	4,087,123	4.38	0.40	0.80	-17.91	-17.58
SST SA Allocation Growth Portfolio Class 3	11,667,965	13.25	18.81	241,918,979	2.32	1.00	2.02	-19.15	-18.33
SST SA Allocation Moderate Growth Portfolio Class 1	22,125	13.48	13.60	300,596	3.41	0.40	0.55	-17.06	-16.93
SST SA Allocation Moderate Growth Portfolio Class 3	11,508,673	12.53	16.21	211,697,344	2.67	1.00	2.30	-18.63	-17.57
SST SA Allocation Moderate Portfolio Class 1	14,230	12.96	13.07	185,820	3.63	0.40	0.55	-16.50	-16.38
SST SA Allocation Moderate Portfolio Class 3	9,474,845	12.07	15.63	168,532,888	2.67	1.00	2.30	-18.18	-17.11
SST SA American Century Inflation Protection Portfolio Class 1	15,698	10.26	10.51	163,557	2.40	0.40	0.80	-11.58	-11.23
SST SA American Century Inflation Protection Portfolio Class 3	25,666,793	9.78	9.93	284,534,597	2.25	1.00	2.30	-13.16	-12.03
SST SA Columbia Focused Value Portfolio Class 3	4,092	17.81	19.32	78,784	1.16	1.10	1.35	-3.33	-3.09
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	15,798	8.96	9.62	149,299	1.87	1.10	1.70	-15.93	-15.42
SST SA Multi-Managed International Equity Portfolio Class 3	25,779	11.46	11.57	296,597	1.34	1.10	1.40	-17.73	-17.49
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	30,996	15.44	17.96	508,697	0.00	1.10	1.70	-39.06	-38.70
SST SA Multi-Managed Large Cap Value Portfolio Class 3	10,628	15.45	16.34	168,630	1.69	1.10	1.40	-5.00	-4.72
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	12,528	16.98	18.42	222,349	0.00	1.10	1.40	-29.97	-29.76
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	17,554	14.69	15.85	271,739	0.51	1.10	1.40	-10.27	-10.00
SST SA Multi-Managed Small Cap Portfolio Class 3	12,935	13.85	15.39	186,943	0.13	1.10	1.40	-18.01	-17.76
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	20,486	13.90	14.02	284,918	1.40	0.40	0.55	-17.69	-17.56
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	6,354,744	13.63	14.10	88,161,258	1.08	1.00	1.55	-18.66	-18.21
SST SA T. Rowe Price Growth Stock Portfolio Class 3	21,683	16.21	17.30	371,510	0.00	1.10	1.40	-41.88	-41.71
SAST SA AB Growth Portfolio Class 1	6,719,484	16.37	33.06	350,092,527	0.00	0.40	1.77	-29.85	-28.89
SAST SA AB Growth Portfolio Class 2	337,216	112.19	126.94	41,088,996	0.00	1.40	1.97	-30.11	-29.71
SAST SA AB Growth Portfolio Class 3	7,410,398	31.85	34.90	416,671,422	0.00	1.00	2.30	-30.40	-29.49
SAST SA AB Small & Mid Cap Value Portfolio Class 1	52,915	11.84	12.06	634,606	1.19	0.40	0.80	-16.38	-16.04
SAST SA AB Small & Mid Cap Value Portfolio Class 2	191,083	40.69	44.61	8,460,448	0.85	1.52	1.97	-17.50	-17.13
SAST SA AB Small & Mid Cap Value Portfolio Class 3	9,403,424	18.18	23.42	300,963,834	0.78	1.00	2.30	-17.87	-16.80
SAST SA American Funds Asset Allocation Portfolio Class 1	525,617	13.96	14.29	7,468,299	1.98	0.40	0.80	-14.13	-13.78
SAST SA American Funds Asset Allocation Portfolio Class 3	67,864,280	17.09	18.69	1,469,885,240	1.74	1.00	2.30	-15.54	-14.44
SAST SA American Funds Global Growth Portfolio Class 1	76,394	13.21	13.46	1,022,038	0.00	0.40	0.80	-25.35	-25.05
SAST SA American Funds Global Growth Portfolio Class 3	12,090,807	20.67	23.88	324,538,833	0.00	1.00	2.30	-26.67	-25.71
SAST SA American Funds Growth Portfolio Class 1	105,996	15.54	15.83	1,668,026	0.71	0.40	0.80	-30.45	-30.18
SAST SA American Funds Growth Portfolio Class 3	18,561,258	27.84	29.89	634,852,756	0.49	1.00	2.30	-31.68	-30.78
SAST SA American Funds Growth-Income Portfolio Class 1	111,784	13.62	13.87	1,540,308	1.14	0.40	0.80	-17.15	-16.82
SAST SA American Funds Growth-Income Portfolio Class 3	12,288,102	22.71	23.43	327,509,080	0.85	1.00	2.30	-18.63	-17.57
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	74,997	12.81	12.92	961,542	1.35	0.40	0.55	-17.42	-17.30
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	102,519,354	11.93	13.87	1,568,854,955	0.92	1.00	2.30	-19.06	-18.01
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 1	4,565	10.04	10.13	46,222	1.90	0.40	0.80	-16.48	-16.15
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	3,922,646	9.82	9.94	38,752,738	1.96	1.00	1.55	-17.28	-16.83
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	62,712	10.87	11.13	692,089	0.00	0.40	0.80	-18.16	-17.84
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	52,753,463	10.27	10.50	578,266,266	0.00	1.00	1.95	-19.30	-18.53
SAST SA DFA Ultra Short Bond Portfolio Class 1	1,960,657	10.01	10.63	21,855,545	0.00	0.40	1.77	-3.26	-1.93
SAST SA DFA Ultra Short Bond Portfolio Class 2	705,017	9.93	10.88	7,640,534	0.00	1.52	1.97	-3.57	-3.13
SAST SA DFA Ultra Short Bond Portfolio Class 3	21,058,288	7.14	9.03	183,831,101	0.00	1.00	2.30	-4.09	-2.84
SAST SA Emerging Markets Equity Index Portfolio Class 1	11,135	8.88	9.05	100,163	1.96	0.40	0.80	-20.97	-20.65
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,529,077	8.47	8.69	13,125,286	1.93	1.00	1.55	-21.77	-21.34
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,268,269	10.85	28.79	37,172,457	3.49	0.40	1.77	-15.78	-14.62
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	379,420	26.87	29.49	11,100,644	3.34	1.52	1.97	-16.05	-15.67
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	34,764,328	11.17	14.86	656,710,081	3.31	1.00	2.30	-16.44	-15.35
SAST SA Fidelity Institutional AM® International Growth Class 1	19,680	10.98	11.14	217,893	0.01	0.40	0.80	-27.15	-26.85
SAST SA Fidelity Institutional AM® International Growth Class 3	766,046	10.59	10.81	8,196,967	0.00	1.00	1.55	-27.85	-27.45
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	342,252	12.45	39.08	13,973,782	0.87	0.40	1.77	-28.23	-27.24
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	78,415	36.49	40.00	3,094,012	0.68	1.52	1.97	-28.50	-28.17
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	6,355,594	12.45	14.04	124,534,724	0.64	1.00	2.30	-28.82	-27.89
SAST SA Fixed Income Index Portfolio Class 1	4,650	9.70	9.91	45,824	3.96	0.40	0.80	-13.49	-13.15
SAST SA Fixed Income Index Portfolio Class 3	6,511,499	9.09	9.48	60,802,458	1.69	1.00	1.80	-14.63	-13.95
SAST SA Fixed Income Intermediate Index Portfolio Class 1	1,267	10.03	10.11	12,734	1.44	0.40	0.55	-7.62	-7.48
SAST SA Fixed Income Intermediate Index Portfolio Class 3	3,169,435	9.26	9.66	30,166,808	1.12	1.00	1.80	-9.10	-8.37
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	2,969,565	14.53	30.63	275,770,611	1.65	0.40	1.77	-3.07	-1.73
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	435,560	82.63	93.34	39,222,189	1.50	1.40	1.97	-3.44	-2.89
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	7,748,271	21.90	22.37	316,980,351	1.41	1.00	2.30	-3.83	-2.58
SAST SA Franklin Small Company Value Portfolio Class 1	7,207	12.75	12.99	93,065	0.94	0.40	0.80	-11.17	-10.81

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Franklin Small Company Value Portfolio Class 3	5,807,331	18.37	20.49	129,227,938	0.40	1.00	2.30	-12.71	-11.57
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	3,993	12.72	12.88	51,235	2.48	0.40	0.80	-13.83	-13.49
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	547,025	12.30	12.46	6,789,885	1.79	1.15	1.55	-14.73	-14.39
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	505,498	15.63	41.64	21,476,642	1.73	0.40	1.77	-9.32	-8.07
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	118,192	38.97	42.68	4,998,979	1.63	1.52	1.97	-9.61	-9.21
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	4,133,679	24.11	31.68	152,675,006	1.58	1.00	2.30	-9.99	-8.82
SAST SA Franklin Tactical Opportunities Portfolio Class 1	5,644	11.93	12.18	68,275	1.64	0.40	0.80	-14.37	-14.02
SAST SA Franklin Tactical Opportunities Portfolio Class 3	5,634,135	11.32	11.65	64,638,935	1.04	1.00	1.55	-15.23	-14.76
SAST SA Global Index Allocation 60/40 Portfolio Class 1	7,429		11.54	85,725	0.28		0.40		-14.46
SAST SA Global Index Allocation 60/40 Portfolio Class 3	5,102,482	10.81	11.09	55,877,444	0.04	1.00	1.55	-15.66	-15.20
SAST SA Global Index Allocation 75/25 Portfolio Class 1	8,595		11.68	100,383	0.33		0.55		-15.74
SAST SA Global Index Allocation 75/25 Portfolio Class 3	5,193,674	11.02	11.30	57,975,040	0.11	1.00	1.55	-16.80	-16.34
SAST SA Global Index Allocation 90/10 Portfolio Class 1	300,454	11.73	11.95	3,579,998	1.41	0.40	0.80	-16.75	-16.42
SAST SA Global Index Allocation 90/10 Portfolio Class 3	18,987,109	11.12	11.48	215,384,933	1.24	1.00	1.70	-17.72	-17.14
SAST SA Goldman Sachs Global Bond Portfolio Class 1	680,771	9.06	11.47	12,298,874	0.00	0.40	1.77	-20.35	-19.26
SAST SA Goldman Sachs Global Bond Portfolio Class 2	166,955	16.31	17.86	2,952,649	0.00	1.52	1.97	-20.70	-20.34
SAST SA Goldman Sachs Global Bond Portfolio Class 3	15,616,106	8.18	8.86	173,623,698	0.00	1.00	2.30	-21.02	-19.99
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	509		11.88	6,050	0.00		0.40		-16.55
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	2,281,843	11.04	11.36	25,552,863	0.00	1.00	1.55	-17.63	-17.17
SAST SA Index Allocation 60/40 Portfolio Class 1	22,841		13.56	309,702	0.93		0.55		-15.22
SAST SA Index Allocation 60/40 Portfolio Class 3	12,778,397	12.60	13.01	163,643,018	1.28	1.00	1.55	-16.24	-15.78
SAST SA Index Allocation 80/20 Portfolio Class 1	130,945	14.45	14.80	1,925,282	1.53	0.40	0.80	-16.70	-16.36
SAST SA Index Allocation 80/20 Portfolio Class 3	22,016,091	13.63	14.08	305,021,683	1.34	1.00	1.55	-17.47	-17.01
SAST SA Index Allocation 90/10 Portfolio Class 1	523,609	14.93	15.29	7,930,353	1.80	0.40	0.80	-17.29	-16.96
SAST SA Index Allocation 90/10 Portfolio Class 3	59,262,262	14.08	14.55	848,552,672	1.35	1.00	1.55	-18.11	-17.66
SAST SA International Index Portfolio Class 1	104,015	10.17	10.36	1,069,777	2.37	0.40	0.80	-15.19	-14.85
SAST SA International Index Portfolio Class 3	1,962,422	10.02	10.31	19,940,353	2.63	1.00	1.55	-16.06	-15.60
SAST SA Invesco Growth Opportunities Portfolio Class 1	445,094	12.50	13.55	6,351,748	0.00	0.40	1.77	-36.50	-35.62
SAST SA Invesco Growth Opportunities Portfolio Class 2	169,040	12.64	13.89	2,324,188	0.00	1.52	1.97	-36.75	-36.46
SAST SA Invesco Growth Opportunities Portfolio Class 3	5,443,217	18.92	23.46	109,127,892	0.00	1.00	2.30	-37.07	-36.25
SAST SA Invesco Main Street Large Cap Portfolio Class 1	416,657	14.28	47.12	20,627,216	0.89	0.40	1.77	-21.59	-20.51
SAST SA Invesco Main Street Large Cap Portfolio Class 2	59,939	43.95	48.27	2,870,999	0.74	1.52	1.97	-21.83	-21.47
SAST SA Invesco Main Street Large Cap Portfolio Class 3	2,005,604	21.35	22.35	59,249,366	0.69	1.00	2.30	-22.20	-21.18
SAST SA Janus Focused Growth Portfolio Class 1	348,155	14.72	31.05	11,216,948	0.00	0.40	1.77	-34.71	-33.81
SAST SA Janus Focused Growth Portfolio Class 2	207,384	30.15	31.75	6,532,954	0.00	1.52	1.77	-34.86	-34.69
SAST SA Janus Focused Growth Portfolio Class 3	3,657,471	22.54	25.60	107,989,498	0.00	1.00	2.30	-35.21	-34.36
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	3,189,769	12.94	16.60	98,390,143	1.05	0.40	1.77	-17.43	-16.30
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	591,618	27.47	30.11	17,626,978	1.00	1.52	1.97	-17.70	-17.33
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	8,721,707	15.48	17.14	183,448,512	0.90	1.00	2.30	-18.04	-16.97
SAST SA JPMorgan Emerging Markets Portfolio Class 1	661,331	8.53	16.94	11,536,400	2.51	0.40	1.77	-26.76	-25.75
SAST SA JPMorgan Emerging Markets Portfolio Class 2	130,533	15.80	17.33	2,242,419	2.37	1.52	1.97	-27.01	-26.68
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,827,097	9.27	9.41	85,468,640	2.45	1.00	2.30	-27.35	-26.40
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,385,319	15.55	25.93	113,914,930	1.83	0.40	1.77	-3.56	-2.23
SAST SA JPMorgan Equity-Income Portfolio Class 2	123,353	76.01	83.53	10,205,445	1.67	1.52	1.97	-3.91	-3.48
SAST SA JPMorgan Equity-Income Portfolio Class 3	6,317,616	23.60	24.74	196,395,500	1.74	1.00	2.30	-4.30	-3.05
SAST SA JPMorgan Global Equities Portfolio Class 1	781,167	11.87	36.31	29,311,318	1.58	0.40	1.77	-17.29	-16.16
SAST SA JPMorgan Global Equities Portfolio Class 2	66,604	34.01	38.23	2,473,477	1.40	1.40	1.97	-17.55	-17.08
SAST SA JPMorgan Global Equities Portfolio Class 3	1,797,576	15.08	16.38	35,368,607	1.46	1.00	2.30	-17.93	-16.86
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,127,486	10.29	26.32	30,034,248	2.28	0.40	1.77	-14.66	-13.48
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	192,338	25.49	26.89	5,141,003	1.96	1.52	1.77	-14.78	-14.57
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	35,807,261	9.72	11.59	530,372,133	1.95	1.00	2.30	-15.43	-14.32
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,482,255	15.28	21.03	53,768,999	0.00	0.40	1.77	-28.35	-27.36
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	390,264	32.89	37.12	13,943,040	0.00	1.40	1.97	-28.58	-28.17
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	6,919,378	25.17	32.17	252,762,932	0.00	1.00	2.30	-28.90	-27.98
SAST SA Large Cap Growth Index Portfolio Class 1	39,368	14.96	15.25	596,214	0.37	0.40	0.80	-30.18	-29.90
SAST SA Large Cap Growth Index Portfolio Class 3	2,068,224	14.18	14.65	29,927,128	0.26	1.00	1.70	-30.98	-30.50
SAST SA Large Cap Index Portfolio Class 1	179,155	15.58	15.90	2,813,186	0.81	0.40	0.80	-18.99	-18.66
SAST SA Large Cap Index Portfolio Class 3	4,312,283	14.78	15.21	64,557,407	1.16	1.00	1.55	-19.79	-19.35
SAST SA Large Cap Value Index Portfolio Class 1	46,022	14.17	14.43	658,550	1.95	0.40	0.80	-6.34	-5.97
SAST SA Large Cap Value Index Portfolio Class 3	2,670,271	13.52	13.87	36,590,538	1.99	1.00	1.55	-7.24	-6.73
SAST SA MFS Blue Chip Growth Portfolio Class 1	409,746	14.45	16.68	7,237,256	0.00	0.40	1.77	-31.04	-30.09
SAST SA MFS Blue Chip Growth Portfolio Class 2	147,469	16.22	17.11	2,498,175	0.00	1.52	1.77	-31.16	-30.99
SAST SA MFS Blue Chip Growth Portfolio Class 3	4,140,626	24.36	25.21	103,433,688	0.00	1.00	2.30	-31.63	-30.74
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	580,574	14.87	29.26	38,726,054	1.07	0.40	1.77	-17.79	-16.66
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	97,474	59.76	65.35	6,310,093	0.91	1.52	1.97	-18.08	-17.71
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	4,953,432	22.88	26.41	180,380,959	0.81	1.00	2.30	-18.41	-17.35
SAST SA MFS Total Return Portfolio Class 1	1,611,941	13.81	23.55	83,170,971	1.47	0.40	1.77	-11.28	-10.05
SAST SA MFS Total Return Portfolio Class 2	350,983	47.12	51.68	17,902,085	1.32	1.52	1.97	-11.56	-11.16
SAST SA MFS Total Return Portfolio Class 3	7,424,416	16.11	17.31	191,224,452	1.28	1.00	2.30	-11.95	-10.80
SAST SA Mid Cap Index Portfolio Class 1	33,760	13.15	13.40	448,604	0.99	0.40	0.80	-14.14	-13.80
SAST SA Mid Cap Index Portfolio Class 3	3,603,718	12.61	13.25	47,060,604	0.76	1.00	1.95	-15.31	-14.50
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,211,682	10.19	14.94	19,070,867	2.52	0.40	1.77	-15.49	-14.32
SAST SA Morgan Stanley International Equities Portfolio Class 2	395,694	13.95	15.29	5,983,907	2.21	1.52	1.97	-15.84	-15.47

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Morgan Stanley International Equities Portfolio Class 3	6,447,892	10.14	11.18	85,496,128	2.34	1.00	2.30	-16.13	-15.03
SAST SA PIMCO RAE International Value Portfolio Class 1	11,326	8.89	8.96	101,437	4.55	0.40	0.55	-8.66	-8.52
SAST SA PIMCO RAE International Value Portfolio Class 2	424,190	16.29	18.10	7,632,433	3.77	1.52	1.97	-10.04	-9.64
SAST SA PIMCO RAE International Value Portfolio Class 3	18,942,487	8.94	10.05	240,717,919	3.70	1.00	2.30	-10.49	-9.32
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	4,214	11.76	11.94	50,314	0.00	0.55	0.80	-18.15	-17.94
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	65,633,474	11.07	12.23	849,522,148	0.00	1.00	1.95	-19.26	-18.49
SAST SA PineBridge High-Yield Bond Portfolio Class 1	699,806	11.28	32.97	24,237,406	5.37	0.40	1.77	-11.40	-10.18
SAST SA PineBridge High-Yield Bond Portfolio Class 2	162,532	30.66	33.68	5,432,276	5.40	1.52	1.97	-11.74	-11.35
SAST SA PineBridge High-Yield Bond Portfolio Class 3	3,631,385	12.90	14.62	74,369,353	5.20	1.00	2.30	-11.88	-10.73
SAST SA Putnam International Growth and Income Portfolio Class 1	965,129	10.80	12.66	17,761,505	1.62	0.40	1.77	-8.34	-7.07
SAST SA Putnam International Growth and Income Portfolio Class 2	249,286	16.54	18.09	4,475,062	1.66	1.52	1.97	-8.63	-8.22
SAST SA Putnam International Growth and Income Portfolio Class 3	4,830,759	12.26	15.73	72,860,894	1.41	1.00	2.17	-8.97	-7.90
SAST SA Schroders VCP Global Allocation Portfolio Class 1	21,109	10.91	11.01	231,134	0.94	0.40	0.55	-18.81	-18.69
SAST SA Schroders VCP Global Allocation Portfolio Class 3	34,956,593	10.20	10.78	393,035,155	0.65	1.00	1.95	-20.16	-19.39
SAST SA Small Cap Index Portfolio Class 1	35,358	11.39	11.61	407,239	0.59	0.40	0.80	-21.39	-21.07
SAST SA Small Cap Index Portfolio Class 3	3,556,335	10.80	11.35	39,818,011	0.53	1.00	1.95	-22.52	-21.78
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	28,195	13.20	13.30	373,044	0.61	0.40	0.55	-18.53	-18.41
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	30,037,106	12.11	12.72	376,668,687	0.34	1.00	1.95	-19.88	-19.12
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	18,230	12.79	12.90	233,339	1.03	0.40	0.55	-19.28	-19.16
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	85,626,716	11.81	12.52	1,119,730,799	0.76	1.00	1.95	-20.54	-19.78
SAST SA VCP Dynamic Allocation Portfolio Class 1	31,673	13.02	13.33	418,712	2.66	0.40	0.80	-17.65	-17.32
SAST SA VCP Dynamic Allocation Portfolio Class 3	399,592,820	12.20	14.08	6,104,053,442	2.26	1.00	2.15	-18.91	-17.97
SAST SA VCP Dynamic Strategy Portfolio Class 1	50,243	13.08	13.20	660,713	2.44	0.40	0.55	-14.77	-14.64
SAST SA VCP Dynamic Strategy Portfolio Class 3	317,750,193	12.13	14.06	4,776,685,400	2.07	1.00	2.02	-16.24	-15.38
SAST SA VCP Index Allocation Portfolio Class 1	29,243	11.91	12.00	348,849	0.00	0.40	0.55	-17.25	-17.13
SAST SA VCP Index Allocation Portfolio Class 3	33,439,491	11.16	11.49	378,580,493	0.00	1.00	1.55	-18.20	-17.75
SAST SA Wellington Capital Appreciation Portfolio Class 1	1,633,223	13.37	42.76	277,530,257	0.00	0.40	1.77	-37.46	-36.59
SAST SA Wellington Capital Appreciation Portfolio Class 2	231,890	149.30	165.83	37,303,158	0.00	1.40	1.97	-37.66	-37.30
SAST SA Wellington Capital Appreciation Portfolio Class 3	16,254,234	25.40	35.58	787,808,448	0.00	1.00	2.30	-37.92	-37.11
SAST SA Wellington Government and Quality Bond Portfolio Class 1	2,096,060	9.83	12.62	44,349,510	1.20	0.40	1.77	-14.93	-13.75
SAST SA Wellington Government and Quality Bond Portfolio Class 2	777,508	17.25	18.94	14,605,323	1.04	1.52	1.97	-15.23	-14.85
SAST SA Wellington Government and Quality Bond Portfolio Class 3	26,815,037	9.37	9.72	355,164,799	0.89	1.00	2.30	-15.63	-14.53
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	156,556	12.79	73.21	11,268,459	0.80	0.40	1.40	-18.15	-17.33
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	8,371,316	11.74	12.46	102,395,193	0.64	1.00	1.95	-18.81	-18.04
VALIC Company I International Equities Index Fund	338,654	11.52	11.61	3,924,544	2.89	1.10	1.40	-15.71	-15.45
VALIC Company I International Socially Responsible Fund	63,789	13.63	14.36	912,078	3.59	1.10	1.40	-17.71	-17.46
VALIC Company I Mid Cap Index Fund	209,790	16.51	17.97	3,712,402	1.30	1.10	1.40	-14.56	-14.30
VALIC Company I Nasdaq-100 Index Fund	127,395	21.94	25.65	3,160,960	0.23	1.10	1.70	-33.94	-33.54
VALIC Company I Small Cap Index Fund	176,269	13.26	15.99	2,741,189	0.73	1.10	1.70	-22.00	-21.53
VALIC Company I Stock Index Fund	544,936	17.96	20.25	10,956,779	1.17	1.10	1.70	-19.70	-19.22

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	79,121	127.86	130.98	10,355,316	4.23	1.30	1.40	7.09	7.20
American Funds IS Asset Allocation Fund Class 2	1,512,729	37.89	39.76	59,927,723	1.53	1.52	1.77	13.08	13.37
American Funds IS Asset Allocation Fund Class 3	296,081	119.65	122.57	36,256,613	1.61	1.30	1.40	13.62	13.74
American Funds IS Capital Income Builder Class 4	224,159	12.74	13.74	3,068,555	2.48	1.10	1.70	12.75	13.43
American Funds IS Global Growth Fund Class 2	2,694,890	69.65	75.98	203,185,912	0.34	1.52	1.97	14.15	14.66
American Funds IS Growth Fund Class 2	3,967,897	88.86	96.89	381,387,835	0.22	1.52	1.97	19.61	20.15
American Funds IS Growth Fund Class 3	330,617	891.32	913.12	301,620,205	0.28	1.30	1.40	20.37	20.49
American Funds IS Growth-Income Fund Class 2	5,091,815	52.36	57.13	288,457,612	1.11	1.52	1.97	21.68	22.22
American Funds IS Growth-Income Fund Class 3	382,859	424.16	434.54	166,168,058	1.17	1.30	1.40	22.46	22.59
American Funds IS International Fund Class 3	252,846	81.46	83.46	21,070,826	2.38	1.30	1.40	-2.76	-2.66
American Funds IS U.S. Government Securities Fund Class 3	217,102	43.62	44.68	9,693,183	1.32	1.30	1.40	-2.00	-1.91
American Funds IS Ultra-Short Bond Fund Class 3	240,234	18.78	19.24	4,620,838	0.00	1.30	1.40	-1.83	-1.74
AST SA PGI Asset Allocation Portfolio Class 1	—	57.63	60.67	—	3.01	1.52	1.77	13.66	13.90
AST SA PGI Asset Allocation Portfolio Class 2	—	53.85	58.86	—	2.67	1.52	1.97	13.30	13.73
AST SA PGI Asset Allocation Portfolio Class 3	—	18.77	21.84	—	2.60	1.00	2.30	12.87	14.12
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	26,189	14.68	16.02	409,240	2.60	1.10	1.70	9.82	10.48
BlackRock Global Allocation V.I. Fund Class III	61,912	13.82	15.00	909,353	0.66	1.10	1.70	4.62	5.25
Columbia VP Dividend Opportunity Fund Class 1	68,160	25.62	27.00	1,830,331	0.00	1.52	1.77	23.95	24.26
Columbia VP Emerging Markets Bond Fund Class 2	7,292		11.76	85,769	3.64		1.10		-3.52
Columbia VP Income Opportunities Fund Class 1	267,729	27.23	30.54	7,986,919	8.99	1.52	2.17	2.25	2.92
Columbia VP Large Cap Growth Fund Class 1	988,128	27.34	28.12	27,628,192	0.00	1.52	2.02	26.16	26.79
Columbia VP Limited Duration Credit Fund Class 2	37,142	10.33	10.74	395,857	2.63	1.10	1.70	-2.52	-1.93
Columbia VP Overseas Core Fund Class 2	107,331	14.03	14.23	1,524,646	1.14	1.52	1.77	7.82	8.09
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	10,488	34.94	39.45	408,001	0.00	1.52	1.77	14.52	14.81
Columbia VP Small Company Growth Fund Class 1	19,502	48.58	51.21	992,810	0.00	1.52	1.77	-4.61	-4.37
CTIVP® Principal Blue Chip Growth Fund Class 1	88,671	25.54	25.91	2,294,119	0.00	1.52	1.77	16.49	16.78

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Delaware Ivy VIP Asset Strategy Class II	27,274	13.10	14.09	380,069	1.41	1.10	1.70	8.58	9.23
FTVIP Franklin Allocation VIP Fund Class 1	1,248		13.45	16,786	0.63		0.55		11.20
FTVIP Franklin Allocation VIP Fund Class 2	2,251,672	16.24	16.77	40,939,689	1.71	1.00	2.30	9.14	10.57
FTVIP Franklin Income VIP Fund Class 1	98,610	12.90	13.09	1,284,343	4.60	0.40	0.80	16.07	16.54
FTVIP Franklin Income VIP Fund Class 2	7,072,748	15.32	16.49	131,253,224	4.68	1.00	2.30	14.10	15.59
FTVIP Franklin Strategic Income VIP Fund Class 2	100,068	10.59	11.04	1,087,844	3.14	1.10	1.70	0.39	0.99
Goldman Sachs VIT Government Money Market Fund Institutional Shares	934,543	9.76	10.31	9,137,517	0.01	0.40	1.52	-1.50	-0.39
Goldman Sachs VIT Government Money Market Fund Service Shares	22,490,562	9.23	9.85	217,567,229	0.01	1.00	2.15	-2.12	-0.99
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	50,186	9.85	10.26	512,147	1.15	1.10	1.40	3.20	3.51
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	1,163	12.67	13.57	15,444	0.00	1.10	1.35	14.61	14.90
Invesco V.I. American Franchise Fund Series I	3,447	19.51	19.80	68,054	0.00	0.40	0.80	11.03	11.48
Invesco V.I. American Franchise Fund Series II	2,185,893	34.58	40.44	99,674,218	0.00	1.00	2.30	9.11	10.54
Invesco V.I. Balanced-Risk Allocation Fund Series II	53,926	12.84	14.20	754,933	2.80	1.10	1.70	7.42	8.07
Invesco V.I. Comstock Fund Series I	16,358	14.17	14.38	234,842	2.36	0.40	0.80	32.30	32.83
Invesco V.I. Comstock Fund Series II	11,277,015	21.31	23.16	325,408,335	1.68	1.00	2.30	30.02	31.72
Invesco V.I. Growth and Income Fund Series I	85,053	13.95	14.16	1,197,253	1.71	0.40	0.80	27.48	27.99
Invesco V.I. Growth and Income Fund Series II	13,083,624	21.11	22.93	398,415,926	1.37	1.00	2.30	25.28	26.91
Lord Abbett Bond Debenture Portfolio Class VC	110,186	12.40	13.50	1,473,942	2.96	1.10	1.70	1.54	2.15
Lord Abbett Fundamental Equity Portfolio Class VC	9,094	16.55	17.43	156,392	0.90	1.10	1.40	25.54	25.92
Lord Abbett Growth and Income Portfolio Class VC	6,688,431	15.12	20.52	177,915,242	1.04	0.40	2.30	26.09	28.50
Lord Abbett Mid Cap Stock Portfolio Class VC	449,581	29.09	30.56	13,697,365	0.58	1.52	1.77	26.44	26.76
Lord Abbett Short Duration Income Portfolio Class VC	177,884	10.33	10.80	1,915,881	1.79	1.10	1.70	-1.07	-0.47
Morgan Stanley VIF Global Infrastructure Portfolio Class II	72,067	12.53	13.81	983,518	1.96	1.10	1.70	12.08	12.76
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	46,376	12.51	12.72	585,811	0.27	1.10	1.40	16.30	16.65
PIMCO All Asset Portfolio Advisor Class	5,552	13.64	13.79	76,417	12.08	1.10	1.35	14.49	14.77
PIMCO Dynamic Bond Portfolio Advisor Class	104,353	10.73	11.16	1,159,420	1.92	1.10	1.70	-0.52	0.08
PIMCO Emerging Markets Bond Portfolio Advisor Class	218,102	10.30	10.43	2,294,447	4.29	1.00	1.55	-4.16	-3.63
PIMCO Total Return Portfolio Advisor Class	16,444,965	10.20	10.50	171,305,014	1.74	1.00	1.80	-3.12	-2.35
PIMCO Total Return Portfolio Institutional Class	75,950	10.49	10.71	805,561	1.64	0.40	0.80	-1.91	-1.51
PVC Core Plus Bond Account Class 1	409,626	10.77	10.93	4,461,991	2.55	1.40	1.95	-2.37	-1.83
PVC Diversified International Account Class 1	93,837	9.87	11.44	1,029,381	1.30	1.40	1.95	7.63	8.23
PVC Equity Income Account Class 1	380,810	28.07	30.46	11,478,756	1.94	1.40	1.80	20.28	20.76
PVC Equity Income Account Class 2	256,728	25.85	27.11	7,061,790	1.82	1.52	1.95	19.79	20.30
PVC Government & High Quality Bond Account Class 1	269,791	7.66	8.96	2,303,058	2.35	1.40	1.95	-3.23	-2.69
PVC Large Cap Growth Account I Class 1	89,763	18.19	18.45	1,650,371	0.00	1.40	1.95	19.54	20.20
PVC MidCap Account Class 1	46,189	45.90	49.77	2,254,926	0.14	1.40	1.80	23.29	23.78
PVC MidCap Account Class 2	16,211	42.23	45.77	733,254	0.00	1.55	1.95	22.78	23.27
PVC Principal Capital Appreciation Account Class 1	256,701	45.44	49.30	12,563,366	0.83	1.40	1.80	25.54	26.05
PVC Principal Capital Appreciation Account Class 2	53,981	41.76	45.26	2,426,676	0.76	1.55	1.95	25.04	25.54
PVC Real Estate Securities Account Class 1	9,548	53.53	55.89	532,224	1.44	1.40	1.55	38.28	38.49
PVC Real Estate Securities Account Class 2	5,210	50.74	52.73	273,243	1.22	1.55	1.70	37.68	37.89
PVC SAM Balanced Portfolio Class 1	1,181,363	21.60	23.45	26,944,579	1.59	1.40	1.80	11.71	12.16
PVC SAM Balanced Portfolio Class 2	1,161,402	19.98	21.78	24,902,391	1.38	1.52	1.95	11.20	11.68
PVC SAM Conservative Balanced Portfolio Class 1	175,863	13.67	14.82	2,545,781	1.89	1.40	1.80	7.75	8.18
PVC SAM Conservative Balanced Portfolio Class 2	190,341	12.66	19.22	2,610,010	1.72	1.52	1.95	7.36	7.83
PVC SAM Conservative Growth Portfolio Class 1	538,693	25.19	27.32	14,218,538	1.17	1.40	1.80	15.65	16.11
PVC SAM Conservative Growth Portfolio Class 2	561,163	23.23	25.28	13,967,600	1.05	1.52	1.95	15.18	15.67
PVC SAM Flexible Income Portfolio Class 1	266,989	14.29	15.53	4,041,977	2.53	1.40	1.80	4.98	5.40
PVC SAM Flexible Income Portfolio Class 2	308,145	13.25	17.75	4,413,468	2.07	1.52	1.95	4.56	5.01
PVC SAM Strategic Growth Portfolio Class 1	114,573	29.30	31.74	3,563,215	0.97	1.40	1.80	17.72	18.20
PVC SAM Strategic Growth Portfolio Class 2	224,603	27.03	29.50	6,460,162	0.81	1.52	1.95	17.23	17.73
PVC Short-Term Income Account Class 1	231,456	6.99	8.10	1,763,627	1.50	1.40	1.95	-2.63	-2.10
PVC SmallCap Account Class 1	28,923	20.78	22.51	628,926	0.33	1.40	1.80	17.98	18.45
PVC SmallCap Account Class 2	17,082	19.19	20.73	352,316	0.16	1.55	1.95	17.55	18.02
SST SA Allocation Balanced Portfolio Class 1	12,565	14.34	14.44	180,689	1.26	0.40	0.55	6.96	7.12
SST SA Allocation Balanced Portfolio Class 3	8,817,411	13.54	17.50	173,653,436	0.95	1.00	2.30	4.87	6.24
SST SA Allocation Growth Portfolio Class 1	56,095	17.20	17.54	979,000	2.22	0.40	0.80	15.05	15.51
SST SA Allocation Growth Portfolio Class 3	10,867,721	16.22	23.26	276,655,119	2.07	1.00	2.02	13.38	14.54
SST SA Allocation Moderate Growth Portfolio Class 1	16,906	16.26	16.38	276,599	1.98	0.40	0.55	12.15	12.31
SST SA Allocation Moderate Growth Portfolio Class 3	11,679,436	15.20	19.92	261,248,904	1.78	1.00	2.30	9.91	11.35
SST SA Allocation Moderate Portfolio Class 1	9,690	15.52	15.63	151,290	2.33	0.40	0.55	10.12	10.28
SST SA Allocation Moderate Portfolio Class 3	9,863,746	14.56	19.10	212,129,289	1.91	1.00	2.30	7.91	9.33
SST SA American Century Inflation Protection Portfolio Class 1	16,505	11.61	11.84	194,121	1.76	0.40	0.80	3.72	4.13
SST SA American Century Inflation Protection Portfolio Class 3	25,499,567	11.27	11.29	321,866,138	2.39	1.00	2.30	1.87	3.20
SST SA Columbia Focused Value Portfolio Class 3	7,377	18.00	19.93	146,360	3.78	1.10	1.70	23.19	23.93
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	16,283	10.66	11.37	182,236	3.65	1.10	1.70	-3.35	-2.76
SST SA Multi-Managed International Equity Portfolio Class 3	35,476	13.93	14.02	495,238	2.54	1.10	1.40	9.38	9.71
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	28,388	25.33	29.30	756,341	0.00	1.10	1.70	14.25	14.94
SST SA Multi-Managed Large Cap Value Portfolio Class 3	12,115	16.27	17.15	200,770	2.90	1.10	1.40	21.85	22.22
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	12,865	24.25	26.22	326,651	0.00	1.10	1.40	7.65	7.97
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	19,084	16.37	17.61	327,800	1.60	1.10	1.40	25.33	25.70
SST SA Multi-Managed Small Cap Portfolio Class 3	13,358	16.89	18.71	235,525	0.02	1.10	1.40	21.58	21.95
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	18,179	16.88	17.01	307,143	2.65	0.40	0.55	17.84	18.02

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	5,929,487	15.80	17.25	100,839,491	2.27	1.00	1.70	16.21	17.02
SST SA T. Rowe Price Growth Stock Portfolio Class 3	19,936	27.89	29.67	585,981	0.00	1.10	1.40	17.85	18.20
SAST SA AB Growth Portfolio Class 1	7,330,606	23.02	47.12	552,124,736	0.00	0.40	1.77	26.54	28.29
SAST SA AB Growth Portfolio Class 2	367,252	160.52	180.59	63,729,403	0.00	1.40	1.97	26.09	26.81
SAST SA AB Growth Portfolio Class 3	6,497,542	45.17	50.15	547,212,434	0.00	1.00	2.30	25.55	27.19
SAST SA AB Small & Mid Cap Value Portfolio Class 1	69,775	14.16	14.37	997,651	1.04	0.40	0.80	35.32	35.86
SAST SA AB Small & Mid Cap Value Portfolio Class 2	210,906	49.32	53.83	11,275,235	0.55	1.52	1.97	33.56	34.16
SAST SA AB Small & Mid Cap Value Portfolio Class 3	9,773,990	21.85	28.52	382,459,340	0.46	1.00	2.30	32.98	34.72
SAST SA American Funds Asset Allocation Portfolio Class 1	508,474	16.45	16.57	8,392,904	1.05	0.40	0.55	14.49	14.66
SAST SA American Funds Asset Allocation Portfolio Class 3	67,513,730	19.98	22.13	1,711,853,203	1.09	1.00	2.30	12.19	13.66
SAST SA American Funds Global Growth Portfolio Class 1	137,939	17.70	17.96	2,464,739	0.51	0.40	0.80	15.46	15.92
SAST SA American Funds Global Growth Portfolio Class 3	12,033,355	27.82	32.56	435,947,716	0.06	1.00	2.30	13.47	14.96
SAST SA American Funds Growth Portfolio Class 1	102,121	22.35	22.68	2,304,232	0.23	0.40	0.80	20.95	21.44
SAST SA American Funds Growth Portfolio Class 3	15,528,778	40.22	43.74	767,479,511	0.03	1.00	2.30	18.92	20.48
SAST SA American Funds Growth-Income Portfolio Class 1	119,461	16.43	16.68	1,981,618	1.62	0.40	0.80	23.09	23.58
SAST SA American Funds Growth-Income Portfolio Class 3	11,885,245	27.56	28.80	384,442,487	1.01	1.00	2.30	20.87	22.45
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	61,003	15.51	15.62	947,039	2.16	0.40	0.55	14.36	14.53
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	106,954,856	14.55	17.14	2,001,901,761	1.23	1.00	2.30	12.12	13.59
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	2,357,522	11.87	11.95	28,078,091	2.14	1.00	1.55	11.58	12.20
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	61,732	13.28	13.54	830,111	1.87	0.40	0.80	6.99	7.42
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	55,193,356	12.61	12.85	744,724,890	0.85	1.00	2.15	5.32	6.54
SAST SA Columbia Technology Portfolio Class 1	—	14.92	26.68	—	0.00	0.40	1.77	29.01	30.66
SAST SA Columbia Technology Portfolio Class 2	—	14.46	15.61	—	0.00	1.40	1.80	28.71	29.14
SAST SA Columbia Technology Portfolio Class 3	—	60.43	72.23	—	0.00	1.00	2.30	28.25	30.82
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,037,617	10.21	10.99	23,523,686	0.05	0.40	1.77	-2.27	-0.92
SAST SA DFA Ultra Short Bond Portfolio Class 2	803,813	10.30	11.23	8,990,127	0.00	1.52	1.97	-2.61	-2.17
SAST SA DFA Ultra Short Bond Portfolio Class 3	19,000,018	7.44	9.29	172,700,500	0.00	1.00	2.30	-3.04	-1.77
SAST SA Emerging Markets Equity Index Portfolio Class 1	9,080	11.23	11.40	103,054	1.06	0.40	0.80	-4.08	-3.69
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,020,696	10.83	11.05	11,167,585	1.22	1.00	1.55	-5.06	-4.54
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,413,125	12.70	34.18	49,281,795	2.97	0.40	1.77	-1.16	0.20
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	438,755	32.00	34.97	15,232,244	2.72	1.52	1.97	-1.53	-1.08
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	35,807,847	13.20	17.78	810,235,712	3.06	1.00	2.30	-1.95	-0.66
SAST SA Fidelity Institutional AM® International Growth Class 1	45,820	15.07	15.23	694,866	0.04	0.40	0.80	11.37	11.82
SAST SA Fidelity Institutional AM® International Growth Class 3	572,953	14.68	14.90	8,474,707	0.00	1.00	1.55	10.22	10.83
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	363,900	17.11	54.45	20,746,998	1.46	0.40	1.77	36.78	38.67
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	84,750	51.03	55.69	4,659,985	0.00	1.52	1.97	36.27	36.89
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	5,911,434	17.49	19.47	165,080,314	0.00	1.00	2.30	35.75	37.52
SAST SA Fixed Income Index Portfolio Class 1	67		11.21	750	0.00		0.80		-2.84
SAST SA Fixed Income Index Portfolio Class 3	5,991,408	10.64	11.01	65,185,453	0.00	1.00	1.80	-3.96	-3.19
SAST SA Fixed Income Intermediate Index Portfolio Class 3	3,006,389	10.19	10.54	31,311,043	1.10	1.00	1.80	-3.54	-2.76
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	3,356,988	14.78	31.60	321,179,462	1.88	0.40	1.77	27.59	29.35
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	495,266	85.57	96.12	45,971,585	1.74	1.40	1.97	27.17	27.89
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	8,973,492	22.48	23.26	386,641,244	1.67	1.00	2.30	26.59	28.24
SAST SA Franklin Small Company Value Portfolio Class 1	3,178	14.35	14.56	46,018	0.84	0.40	0.80	24.32	24.82
SAST SA Franklin Small Company Value Portfolio Class 3	6,482,397	20.78	23.47	163,153,424	0.94	1.00	2.30	22.16	23.76
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 1	1,347	14.76	14.89	20,029	0.05	0.40	0.80	24.67	25.17
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	364,136	14.43	14.56	5,286,453	0.00	1.15	1.55	23.49	23.98
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	579,681	17.00	45.92	27,512,124	2.29	0.40	1.77	21.92	23.60
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	127,778	43.12	47.01	5,953,628	2.17	1.52	1.97	21.41	21.96
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	4,506,856	26.44	35.20	183,312,506	2.35	1.00	2.30	20.94	22.52
SAST SA Franklin Tactical Opportunities Portfolio Class 1	2,926	13.93	14.17	41,245	1.16	0.40	0.80	14.25	14.70
SAST SA Franklin Tactical Opportunities Portfolio Class 3	5,092,788	13.27	13.67	68,742,945	1.01	1.00	1.70	12.90	13.69
SAST SA Global Index Allocation 60/40 Portfolio Class 1	7,415		13.49	100,030	1.44		0.40		9.43
SAST SA Global Index Allocation 60/40 Portfolio Class 3	5,039,140	12.74	13.08	65,253,076	1.41	1.00	1.70	7.77	8.53
SAST SA Global Index Allocation 75/25 Portfolio Class 1	8,592		13.86	119,095	1.65		0.55		12.03
SAST SA Global Index Allocation 75/25 Portfolio Class 3	4,899,011	13.05	13.51	65,543,601	1.46	1.00	1.95	10.25	11.30
SAST SA Global Index Allocation 90/10 Portfolio Class 1	298,288	14.09	14.30	4,255,242	1.17	0.40	0.80	14.82	15.28
SAST SA Global Index Allocation 90/10 Portfolio Class 3	17,681,240	13.51	13.86	242,687,504	1.00	1.00	1.70	13.53	14.32
SAST SA Goldman Sachs Global Bond Portfolio Class 1	725,359	11.22	14.40	16,525,915	2.37	0.40	1.77	-8.94	-7.68
SAST SA Goldman Sachs Global Bond Portfolio Class 2	178,479	20.57	22.42	3,961,222	2.17	1.52	1.97	-9.20	-8.79
SAST SA Goldman Sachs Global Bond Portfolio Class 3	16,534,144	10.23	11.21	231,293,179	2.36	1.00	2.30	-9.63	-8.45
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	555		14.23	7,891	0.42		0.40		14.57
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	2,187,161	13.18	13.72	29,651,190	0.25	1.00	1.95	12.45	13.52
SAST SA Index Allocation 60/40 Portfolio Class 1	48,161		15.99	770,268	0.32		0.55		12.76
SAST SA Index Allocation 60/40 Portfolio Class 3	11,965,926	14.93	15.45	182,446,537	0.08	1.00	1.70	11.15	11.93
SAST SA Index Allocation 80/20 Portfolio Class 1	133,959	17.35	17.69	2,356,668	1.15	0.40	0.80	17.65	18.12
SAST SA Index Allocation 80/20 Portfolio Class 3	21,314,934	16.20	16.97	356,799,103	1.09	1.00	1.95	15.95	17.05
SAST SA Index Allocation 90/10 Portfolio Class 1	381,020	18.05	18.41	6,952,109	1.19	0.40	0.80	19.93	20.41
SAST SA Index Allocation 90/10 Portfolio Class 3	58,148,904	16.86	17.67	1,013,852,694	1.08	1.00	1.95	18.29	19.41
SAST SA International Index Portfolio Class 1	103,939	11.99	12.10	1,257,427	1.35	0.55	0.80	9.89	10.17
SAST SA International Index Portfolio Class 3	1,309,733	11.86	12.22	15,815,366	1.47	1.00	1.70	8.60	9.37
SAST SA Invesco Growth Opportunities Portfolio Class 1	478,702	19.42	21.34	10,736,250	0.00	0.40	1.77	5.44	6.90
SAST SA Invesco Growth Opportunities Portfolio Class 2	173,669	19.98	21.86	3,758,687	0.00	1.52	1.97	5.10	5.57

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Invesco Growth Opportunities Portfolio Class 3	4,708,484	29.68	37.28	145,380,100	0.00	1.00	2.30	4.67	6.04
SAST SA Invesco Main Street Large Cap Portfolio Class 1	458,833	17.70	60.09	29,020,788	0.65	0.80	1.77	25.54	26.76
SAST SA Invesco Main Street Large Cap Portfolio Class 2	64,983	56.22	61.47	3,962,319	0.50	1.52	1.97	25.13	25.69
SAST SA Invesco Main Street Large Cap Portfolio Class 3	1,940,743	27.09	28.73	73,874,805	0.46	1.00	2.30	24.58	26.21
SAST SA Invesco VCP Equity-Income Portfolio Class 1	—	11.85	11.92	—	1.63	0.40	0.55	6.33	6.38
SAST SA Invesco VCP Equity-Income Portfolio Class 3	—	11.40	13.24	—	1.23	1.00	2.15	5.77	6.17
SAST SA Janus Focused Growth Portfolio Class 1	374,703	22.24	47.56	18,525,819	0.00	0.40	1.77	21.15	22.82
SAST SA Janus Focused Growth Portfolio Class 2	237,666	46.27	48.62	11,444,891	0.00	1.52	1.77	20.99	21.30
SAST SA Janus Focused Growth Portfolio Class 3	3,337,047	34.34	39.51	150,426,511	0.00	1.00	2.30	20.19	21.76
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	3,641,623	15.45	20.11	135,833,732	0.96	0.40	1.77	9.85	11.37
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	612,632	33.38	36.43	22,112,654	0.82	1.52	1.97	9.44	9.93
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	8,913,640	18.65	20.91	227,211,135	0.59	1.00	2.30	9.01	10.43
SAST SA JPMorgan Emerging Markets Portfolio Class 1	774,865	11.48	23.13	18,035,326	1.78	0.40	1.77	-0.58	0.79
SAST SA JPMorgan Emerging Markets Portfolio Class 2	136,018	21.65	23.64	3,187,901	1.64	1.52	1.97	-1.01	-0.56
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,808,401	12.59	12.96	117,004,799	1.64	1.00	2.30	-1.40	-0.11
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,527,085	15.91	26.89	129,882,470	1.86	0.40	1.77	23.61	25.31
SAST SA JPMorgan Equity-Income Portfolio Class 2	139,401	79.11	86.54	11,945,501	1.78	1.52	1.97	23.16	23.71
SAST SA JPMorgan Equity-Income Portfolio Class 3	5,976,841	24.34	25.85	195,974,711	1.81	1.00	2.30	22.63	24.24
SAST SA JPMorgan Global Equities Portfolio Class 1	866,802	14.15	43.91	39,692,292	1.73	0.40	1.77	21.16	22.83
SAST SA JPMorgan Global Equities Portfolio Class 2	76,386	41.25	46.10	3,425,290	1.60	1.40	1.97	20.71	21.39
SAST SA JPMorgan Global Equities Portfolio Class 3	1,781,867	18.37	19.70	42,978,340	1.71	1.00	2.30	20.19	21.76
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,231,070	11.89	30.85	39,357,534	2.46	0.40	1.77	-2.66	-1.31
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	238,801	29.91	31.48	7,451,186	2.30	1.52	1.77	-2.81	-2.57
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	39,754,960	11.34	13.70	693,118,719	2.33	1.00	2.30	-3.40	-2.14
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,789,827	21.04	29.36	89,475,907	0.00	0.40	1.77	8.89	10.39
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	445,001	46.05	51.67	22,144,133	0.00	1.40	1.97	8.50	9.12
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	6,302,403	34.94	45.25	319,929,845	0.00	1.00	2.30	8.03	9.44
SAST SA Large Cap Growth Index Portfolio Class 1	39,937	21.43	21.75	863,859	0.65	0.40	0.80	30.60	31.13
SAST SA Large Cap Growth Index Portfolio Class 3	1,319,148	20.55	21.08	27,535,439	0.62	1.00	1.70	29.07	29.97
SAST SA Large Cap Index Portfolio Class 1	234,357	19.23	19.43	4,535,010	1.46	0.55	0.80	27.32	27.64
SAST SA Large Cap Index Portfolio Class 3	3,309,792	18.31	18.87	61,565,300	1.44	1.00	1.70	25.90	26.79
SAST SA Large Cap Value Index Portfolio Class 1	41,057	15.13	15.35	626,627	2.48	0.40	0.80	23.41	23.91
SAST SA Large Cap Value Index Portfolio Class 3	1,781,257	14.50	14.87	26,239,547	2.92	1.00	1.70	21.98	22.83
SAST SA MFS Blue Chip Growth Portfolio Class 1	448,218	20.66	24.19	11,455,765	0.20	0.40	1.77	26.72	28.47
SAST SA MFS Blue Chip Growth Portfolio Class 2	162,698	23.56	24.79	3,990,196	0.00	1.52	1.77	26.50	26.82
SAST SA MFS Blue Chip Growth Portfolio Class 3	3,664,872	35.17	36.87	130,385,597	0.00	1.00	2.30	25.78	27.42
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	649,326	17.74	35.60	52,630,757	0.00	0.55	1.77	24.68	26.21
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	108,553	72.94	79.41	8,545,275	0.00	1.52	1.97	24.25	24.81
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	5,339,734	27.68	32.37	237,622,610	0.00	1.00	2.30	23.71	25.33
SAST SA MFS Total Return Portfolio Class 1	1,803,122	15.36	26.54	105,133,724	0.00	0.40	1.77	12.03	13.58
SAST SA MFS Total Return Portfolio Class 2	393,747	53.28	58.18	22,613,618	1.31	1.52	1.97	11.69	12.19
SAST SA MFS Total Return Portfolio Class 3	7,399,339	18.06	19.66	220,969,315	1.32	1.00	2.30	11.16	12.61
SAST SA Mid Cap Index Portfolio Class 1	26,638	15.32	15.54	411,197	1.20	0.40	0.80	23.18	23.67
SAST SA Mid Cap Index Portfolio Class 3	2,774,022	14.88	15.49	42,488,082	0.83	1.00	1.95	21.41	22.57
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,374,936	11.89	17.68	25,549,281	1.22	0.40	1.77	2.51	3.92
SAST SA Morgan Stanley International Equities Portfolio Class 2	503,680	16.58	18.08	9,027,416	1.09	1.52	1.97	2.09	2.55
SAST SA Morgan Stanley International Equities Portfolio Class 3	7,385,513	12.09	13.16	116,005,637	1.03	1.00	2.30	1.69	3.02
SAST SA PIMCO RAE International Value Portfolio Class 1	9,949	9.74	9.79	97,402	2.76	0.40	0.55	8.00	8.16
SAST SA PIMCO RAE International Value Portfolio Class 2	486,034	18.11	20.03	9,671,895	2.10	1.52	1.97	6.33	6.81
SAST SA PIMCO RAE International Value Portfolio Class 3	22,521,709	9.99	11.09	317,011,546	2.00	1.00	2.30	5.90	7.29
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 1	4,621	14.37	14.55	67,227	0.00	0.55	0.80	7.50	7.77
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	71,728,113	13.58	14.88	1,142,793,787	0.00	1.00	2.15	5.77	6.99
SAST SA PineBridge High-Yield Bond Portfolio Class 1	789,289	12.56	37.22	30,855,246	4.85	0.40	1.77	4.16	5.60
SAST SA PineBridge High-Yield Bond Portfolio Class 2	177,171	34.74	38.00	6,690,260	4.76	1.52	1.97	3.79	4.26
SAST SA PineBridge High-Yield Bond Portfolio Class 3	3,963,299	14.45	16.59	91,850,041	0.00	1.00	2.30	3.22	4.57
SAST SA Putnam International Growth and Income Portfolio Class 1	1,061,459	11.62	13.81	21,259,331	2.03	0.40	1.77	12.97	14.53
SAST SA Putnam International Growth and Income Portfolio Class 2	230,112	18.11	19.71	4,486,388	1.90	1.52	1.97	12.61	13.12
SAST SA Putnam International Growth and Income Portfolio Class 3	5,446,012	10.27	13.32	91,553,091	1.80	1.00	2.30	12.08	13.54
SAST SA Schroders VCP Global Allocation Portfolio Class 1	21,540	13.44	13.54	290,293	0.70	0.40	0.55	12.02	12.19
SAST SA Schroders VCP Global Allocation Portfolio Class 3	37,680,947	12.65	13.34	527,290,201	0.36	1.00	2.15	10.01	11.28
SAST SA Small Cap Index Portfolio Class 1	41,399	14.49	14.70	605,128	0.76	0.40	0.80	13.24	13.70
SAST SA Small Cap Index Portfolio Class 3	2,729,065	13.94	14.52	39,157,430	0.48	1.00	1.95	11.64	12.70
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	22,699	16.20	16.30	368,631	0.00	0.40	0.55	15.68	15.85
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	27,209,293	15.11	15.73	422,992,290	0.00	1.00	1.95	13.76	14.85
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	19,170	15.84	15.96	303,938	0.57	0.40	0.55	11.99	12.16
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	87,843,830	14.72	15.58	1,436,183,196	0.88	1.00	2.15	9.91	11.18
SAST SA VCP Dynamic Allocation Portfolio Class 1	32,126	15.81	16.13	514,441	2.28	0.40	0.80	8.70	9.13
SAST SA VCP Dynamic Allocation Portfolio Class 3	447,897,380	14.88	17.36	8,368,908,213	1.54	1.00	2.15	6.99	8.22
SAST SA VCP Dynamic Strategy Portfolio Class 1	52,465	15.35	15.46	808,730	2.22	0.40	0.55	9.77	9.93
SAST SA VCP Dynamic Strategy Portfolio Class 3	362,391,923	14.34	16.60	6,460,368,886	1.46	1.00	2.15	7.74	8.99
SAST SA VCP Index Allocation Portfolio Class 1	23,971	14.39	14.48	345,048	1.92	0.40	0.55	13.70	13.87
SAST SA VCP Index Allocation Portfolio Class 3	32,666,989	13.41	13.96	450,837,287	0.97	1.00	1.95	11.80	12.86
SAST SA Wellington Capital Appreciation Portfolio Class 1	1,825,027	21.09	68.37	498,540,110	0.00	0.40	1.77	3.77	5.21

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest

SAST SA Wellington Capital Appreciation Portfolio Class 2	257,219	239.50	264.50	66,095,216	0.00	1.40	1.97	3.43	4.02
SAST SA Wellington Capital Appreciation Portfolio Class 3	13,086,656	40.38	57.31	1,051,002,049	0.00	1.00	2.30	2.97	4.32
SAST SA Wellington Government and Quality Bond Portfolio Class 1	2,247,157	11.40	14.83	56,597,870	1.56	0.40	1.77	-3.58	-2.25
SAST SA Wellington Government and Quality Bond Portfolio Class 2	895,596	20.35	22.24	19,759,351	1.34	1.52	1.97	-3.94	-3.51
SAST SA Wellington Government and Quality Bond Portfolio Class 3	29,835,161	10.97	11.52	466,458,873	1.36	1.00	2.30	-4.33	-3.08
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	171,355	15.46	89.44	15,161,435	0.29	0.40	1.40	6.16	7.22
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	7,575,115	14.65	15.20	113,361,839	0.19	1.00	1.70	5.66	6.40
SAST SA WellsCap Aggressive Growth Portfolio Class 1	—	21.97	28.87	—	0.00	0.40	1.77	5.48	6.70
SAST SA WellsCap Aggressive Growth Portfolio Class 2	—	52.97	55.69	—	0.00	1.52	1.77	5.33	5.55
SAST SA WellsCap Aggressive Growth Portfolio Class 3	—	31.84	33.92	—	0.00	1.00	2.30	4.80	5.96
VALIC Company I International Equities Index Fund	359,492	13.67	13.73	4,925,820	1.28	1.10	1.40	9.49	9.81
VALIC Company I International Socially Responsible Fund	74,163	16.56	17.40	1,279,105	1.78	1.10	1.40	10.88	11.22
VALIC Company I Mid Cap Index Fund	243,905	19.33	20.97	5,003,626	1.09	1.10	1.40	22.60	22.96
VALIC Company I Nasdaq-100 Index Fund	126,248	33.22	38.60	4,701,317	0.29	1.10	1.70	24.79	25.54
VALIC Company I Small Cap Index Fund	187,712	17.00	20.38	3,673,749	0.82	1.10	1.70	12.51	13.19
VALIC Company I Stock Index Fund	598,532	22.37	25.07	14,866,009	1.47	1.10	1.70	26.19	26.95

	December 31, 2020				For the Year Ended December 31, 2020
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	81,361	119.39	122.18	9,934,575	8.03	1.30	1.40	6.43	6.54
American Funds IS Asset Allocation Fund Class 2	1,664,820	33.51	35.07	58,193,929	1.56	1.52	1.77	10.48	10.76
American Funds IS Asset Allocation Fund Class 3	303,529	105.30	107.77	32,680,405	1.59	1.30	1.40	10.94	11.05
American Funds IS Capital Income Builder Class 4	250,888	11.30	12.11	3,027,097	2.39	1.10	1.70	2.36	2.98
American Funds IS Global Growth Fund Class 2	3,068,491	61.02	66.26	201,838,643	0.32	1.52	1.97	27.92	28.50
American Funds IS Growth Fund Class 2	4,454,709	74.29	80.64	356,447,043	0.30	1.52	1.97	49.12	49.79
American Funds IS Growth Fund Class 3	368,188	740.45	757.81	278,777,631	0.35	1.30	1.40	50.08	50.23
American Funds IS Growth-Income Fund Class 2	5,925,728	43.03	46.74	274,750,351	1.23	1.52	1.97	11.33	11.83
American Funds IS Growth-Income Fund Class 3	434,298	346.36	354.48	153,747,600	1.28	1.30	1.40	12.03	12.14
American Funds IS International Fund Class 3	288,634	83.77	85.74	24,715,792	0.63	1.30	1.40	12.41	12.52
American Funds IS U.S. Government Securities Fund Class 3	226,242	44.51	45.55	10,298,390	2.00	1.30	1.40	8.39	8.49
American Funds IS Ultra-Short Bond Fund Class 3	219,773	19.13	19.58	4,302,394	0.22	1.30	1.40	-1.26	-1.16
AST SA PGI Asset Allocation Portfolio Class 1	1,600,216	50.71	53.26	85,200,999	2.37	1.52	1.77	7.97	8.24
AST SA PGI Asset Allocation Portfolio Class 2	224,818	47.53	51.75	11,490,791	2.23	1.52	1.97	7.59	8.08
AST SA PGI Asset Allocation Portfolio Class 3	1,574,827	16.45	19.35	43,397,674	2.21	1.00	2.30	7.15	8.55
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	40,807	13.37	14.50	582,129	1.35	1.10	1.70	12.42	13.10
BlackRock Global Allocation V.I. Fund Class III	107,285	13.21	14.25	1,494,067	0.91	1.10	1.70	18.67	19.39
Columbia VP Dividend Opportunity Fund Class 1	78,656	20.67	21.73	1,699,543	0.00	1.52	1.77	-0.63	-0.38
Columbia VP Emerging Markets Bond Fund Class 2	7,223	11.78	12.19	88,055	3.11	1.10	1.70	5.36	5.99
Columbia VP Income Opportunities Fund Class 1	281,445	26.63	29.67	8,171,514	4.35	1.52	2.17	3.62	4.30
Columbia VP Large Cap Growth Fund Class 1	1,163,971	21.67	22.18	25,693,081	0.00	1.52	2.02	32.04	32.70
Columbia VP Limited Duration Credit Fund Class 2	24,098	10.59	10.95	263,707	2.47	1.10	1.70	3.79	4.42
Columbia VP Overseas Core Fund Class 2	114,046	13.01	13.16	1,499,250	1.25	1.52	1.77	6.92	7.18
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	12,882	30.51	34.36	432,516	0.00	1.52	1.77	33.05	33.38
Columbia VP Small Company Growth Fund Class 1	20,767	50.92	53.55	1,103,108	0.00	1.52	1.77	68.13	68.55
CTIVP® Principal Blue Chip Growth Fund Class 1	97,285	21.93	22.19	2,155,838	0.00	1.52	1.77	29.62	29.94
Delaware Ivy VIP Asset Strategy Class II	35,867	12.06	12.90	455,677	1.90	1.10	1.70	11.96	12.63
FTVIP Franklin Allocation VIP Fund Class 2	2,389,334	14.88	15.16	39,396,348	1.40	1.00	2.30	9.20	10.63
FTVIP Franklin Income VIP Fund Class 1	90,750	11.19	11.23	1,015,682	5.13	0.40	0.55	0.42	0.57
FTVIP Franklin Income VIP Fund Class 2	7,530,647	13.26	14.45	121,158,096	5.35	1.00	2.30	-1.60	-0.31
FTVIP Franklin Strategic Income VIP Fund Class 2	85,142	10.55	10.94	917,225	4.28	1.10	1.70	1.69	2.30
Goldman Sachs VIT Government Money Market Fund Institutional Shares	1,201,353	9.91	10.35	11,946,893	0.65	0.40	1.52	-1.09	0.03
Goldman Sachs VIT Government Money Market Fund Service Shares	26,453,917	9.43	9.95	259,222,008	0.20	1.00	2.15	-1.87	-0.73
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	63,076	9.55	9.91	621,809	1.38	1.10	1.40	5.10	5.41
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	6,317	11.06	11.81	74,316	0.25	1.10	1.35	2.72	2.97
Invesco V.I. American Franchise Fund Series I	517		17.57	9,081	0.06		0.80		22.50
Invesco V.I. American Franchise Fund Series II	1,365,782	31.28	37.06	55,417,796	0.00	1.00	2.30	38.77	40.58
Invesco V.I. Balanced-Risk Allocation Fund Series II	74,581	11.95	13.14	968,552	6.98	1.10	1.70	8.14	8.79
Invesco V.I. Comstock Fund Series I	6,751	10.78	10.83	73,083	2.94	0.40	0.55	-1.40	-1.25
Invesco V.I. Comstock Fund Series II	12,505,470	16.18	17.81	277,403,438	2.01	1.00	2.30	-3.34	-2.07
Invesco V.I. Growth and Income Fund Series I	87,576		11.02	964,744	1.94		0.55		1.53
Invesco V.I. Growth and Income Fund Series II	15,286,270	16.50	18.31	370,253,885	1.82	1.10	2.30	-0.47	0.74
Lord Abbett Bond Debenture Portfolio Class VC	112,970	12.22	13.21	1,479,572	3.52	1.10	1.70	5.50	6.13
Lord Abbett Fundamental Equity Portfolio Class VC	9,660	13.18	13.84	132,130	0.61	1.10	1.40	0.36	0.66
Lord Abbett Growth and Income Portfolio Class VC	7,895,869	11.72	16.28	165,768,678	1.55	0.55	2.30	0.36	2.13
Lord Abbett Mid Cap Stock Portfolio Class VC	505,487	23.01	24.11	12,150,405	0.93	1.52	1.77	0.70	0.95
Lord Abbett Short Duration Income Portfolio Class VC	253,267	10.44	10.85	2,732,661	3.05	1.10	1.70	1.39	2.00
Morgan Stanley VIF Global Infrastructure Portfolio Class II	67,373	11.18	12.25	814,429	1.51	1.10	1.70	-3.10	-2.51
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	64,828	10.75	10.91	703,308	0.66	1.10	1.40	6.75	7.07
PIMCO All Asset Portfolio Advisor Class	4,794		12.01	57,582	4.39		1.10		6.73

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PIMCO Dynamic Bond Portfolio Advisor Class	125,126	10.78	11.16	1,388,728	2.45	1.10	1.70	2.94	3.56
PIMCO Emerging Markets Bond Portfolio Advisor Class	105,657	10.83	12.19	1,189,174	4.59	1.00	1.70	4.80	5.54
PIMCO Total Return Portfolio Advisor Class	6,868,938	10.51	10.75	73,446,615	1.55	1.00	1.95	6.44	7.46
PIMCO Total Return Portfolio Institutional Class	26,993	10.73	10.87	290,528	2.34	0.40	0.55	8.21	8.38
PVC Core Plus Bond Account Class 1	455,292	11.03	11.13	5,057,627	3.54	1.40	1.95	7.44	8.03
PVC Diversified International Account Class 1	106,354	9.17	10.58	1,079,805	2.37	1.40	1.95	13.92	14.55
PVC Equity Income Account Class 1	435,552	23.33	25.22	10,882,228	1.71	1.40	1.80	4.53	4.95
PVC Equity Income Account Class 2	295,133	21.58	22.53	6,733,920	1.54	1.52	1.95	4.10	4.55
PVC Government & High Quality Bond Account Class 1	282,646	7.91	9.21	2,474,440	2.78	1.40	1.95	0.88	1.44
PVC Large Cap Growth Account I Class 1	95,013	15.21	15.35	1,455,002	0.02	1.40	1.95	33.57	34.31
PVC MidCap Account Class 1	52,921	37.23	40.21	2,085,728	0.65	1.40	1.80	16.22	16.69
PVC MidCap Account Class 2	18,000	34.39	37.13	659,919	0.36	1.55	1.95	15.79	16.25
PVC Principal Capital Appreciation Account Class 1	278,917	36.19	39.12	10,837,920	1.18	1.40	1.80	16.60	17.07
PVC Principal Capital Appreciation Account Class 2	62,874	33.40	36.05	2,252,487	1.03	1.55	1.95	16.15	16.62
PVC Real Estate Securities Account Class 1	10,078	37.49	40.36	405,433	1.78	1.40	1.80	-5.15	-4.76
PVC Real Estate Securities Account Class 2	6,441	36.85	38.24	244,619	1.66	1.55	1.70	-5.27	-5.13
PVC SAM Balanced Portfolio Class 1	1,302,596	19.34	20.90	26,485,143	1.98	1.40	1.80	9.29	9.73
PVC SAM Balanced Portfolio Class 2	1,270,029	17.96	19.51	24,415,780	1.84	1.52	1.95	8.81	9.28
PVC SAM Conservative Balanced Portfolio Class 1	189,867	12.69	13.70	2,546,620	2.19	1.40	1.80	7.65	8.08
PVC SAM Conservative Balanced Portfolio Class 2	219,560	11.79	17.83	2,793,092	2.10	1.52	1.95	7.14	7.60
PVC SAM Conservative Growth Portfolio Class 1	600,125	21.78	23.53	13,693,181	1.77	1.40	1.80	10.94	11.38
PVC SAM Conservative Growth Portfolio Class 2	605,780	20.17	21.85	13,035,949	1.49	1.52	1.95	10.51	10.98
PVC SAM Flexible Income Portfolio Class 1	328,642	13.62	14.73	4,694,975	2.61	1.40	1.80	5.36	5.78
PVC SAM Flexible Income Portfolio Class 2	362,217	12.67	16.91	4,934,327	2.46	1.52	1.95	4.96	5.41
PVC SAM Strategic Growth Portfolio Class 1	119,403	24.89	26.85	3,146,040	1.86	1.40	1.80	13.34	13.80
PVC SAM Strategic Growth Portfolio Class 2	238,354	23.05	25.06	5,830,863	1.46	1.52	1.95	12.91	13.40
PVC Short-Term Income Account Class 1	250,572	7.18	8.27	1,957,168	2.09	1.40	1.95	1.37	1.93
PVC SmallCap Account Class 1	31,376	17.61	19.01	576,385	0.42	1.40	1.80	20.02	20.50
PVC SmallCap Account Class 2	18,348	16.32	17.57	320,763	0.23	1.55	1.95	19.52	20.00
SST SA Allocation Balanced Portfolio Class 1	10,117	13.40	13.48	135,825	2.27	0.40	0.55	11.47	11.64
SST SA Allocation Balanced Portfolio Class 3	8,427,305	12.74	16.69	156,545,351	1.17	1.00	2.30	9.27	10.70
SST SA Allocation Growth Portfolio Class 1	14,558	15.10	15.19	219,999	0.00	0.40	0.55	15.85	16.03
SST SA Allocation Growth Portfolio Class 3	8,907,902	14.17	20.52	197,933,477	0.00	1.00	2.02	13.80	14.96
SST SA Allocation Moderate Growth Portfolio Class 1	17,190	14.50	14.58	250,466	0.00	0.40	0.55	14.48	14.65
SST SA Allocation Moderate Growth Portfolio Class 3	11,675,682	13.65	18.12	234,850,916	0.00	1.00	2.30	12.11	13.58
SST SA Allocation Moderate Portfolio Class 1	8,101		14.17	114,824	0.00		0.40		13.36
SST SA Allocation Moderate Portfolio Class 3	10,159,848	13.32	17.70	199,776,578	0.00	1.00	2.30	11.06	12.51
SST SA American Century Inflation Protection Portfolio Class 1	7,982	11.19	11.37	89,914	0.00	0.40	0.80	6.19	6.61
SST SA American Century Inflation Protection Portfolio Class 3	22,973,892	10.94	11.06	281,243,517	0.00	1.00	2.30	4.36	5.72
SST SA Columbia Focused Value Portfolio Class 3	8,920	14.61	16.09	141,815	0.00	1.10	1.70	5.54	6.17
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	15,098	11.03	11.69	173,797	0.00	1.10	1.70	5.76	6.40
SST SA Multi-Managed International Equity Portfolio Class 3	35,865	12.73	12.78	456,535	0.00	1.10	1.40	9.75	10.08
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	28,601	22.17	25.49	664,303	0.00	1.10	1.70	45.95	46.83
SST SA Multi-Managed Large Cap Value Portfolio Class 3	15,246	13.35	14.03	207,849	0.00	1.10	1.40	-0.15	0.15
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	14,125	22.52	24.28	331,912	0.00	1.10	1.40	41.11	41.54
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	24,148	13.06	14.01	331,011	0.00	1.10	1.40	3.98	4.29
SST SA Multi-Managed Small Cap Portfolio Class 3	16,366	13.19	15.34	248,212	0.00	1.10	1.70	10.00	10.66
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	18,048	14.33	14.41	258,736	0.00	0.40	0.55	13.44	13.61
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	5,494,623	14.15	14.74	79,970,194	0.00	1.00	1.95	11.57	12.64
SST SA T. Rowe Price Growth Stock Portfolio Class 3	22,399	23.67	25.11	550,862	0.00	1.10	1.40	34.27	34.67
SAST SA AB Growth Portfolio Class 1	8,043,668	17.95	37.24	484,973,886	0.00	0.40	1.77	33.24	35.08
SAST SA AB Growth Portfolio Class 2	418,214	127.31	142.41	57,309,849	0.00	1.40	1.97	32.80	33.56
SAST SA AB Growth Portfolio Class 3	5,983,240	35.51	39.94	434,336,876	0.00	1.00	2.30	32.21	33.94
SAST SA AB Small & Mid Cap Value Portfolio Class 1	24,670	10.53	10.57	260,448	0.95	0.40	0.55	3.69	3.85
SAST SA AB Small & Mid Cap Value Portfolio Class 2	249,091	36.92	40.12	9,905,755	0.51	1.52	1.97	2.05	2.52
SAST SA AB Small & Mid Cap Value Portfolio Class 3	11,530,631	16.22	21.45	339,970,634	0.51	1.00	2.30	1.61	2.94
SAST SA American Funds Asset Allocation Portfolio Class 1	499,737	14.37	14.46	7,205,548	0.00	0.40	0.55	11.78	11.95
SAST SA American Funds Asset Allocation Portfolio Class 3	58,948,212	17.58	19.72	1,315,299,702	0.00	1.00	2.30	9.59	11.02
SAST SA American Funds Global Growth Portfolio Class 1	22,995	15.43	15.49	355,503	0.33	0.40	0.55	29.77	29.96
SAST SA American Funds Global Growth Portfolio Class 3	12,379,344	24.20	28.70	390,560,649	0.05	1.00	2.30	27.13	28.79
SAST SA American Funds Growth Portfolio Class 1	37,847	18.48	18.67	703,646	1.24	0.40	0.80	50.88	51.48
SAST SA American Funds Growth Portfolio Class 3	12,378,564	33.38	36.78	505,024,430	0.74	1.00	2.30	48.27	50.21
SAST SA American Funds Growth-Income Portfolio Class 1	42,180	13.35	13.50	566,945	2.37	0.40	0.80	12.56	13.02
SAST SA American Funds Growth-Income Portfolio Class 3	11,193,282	22.50	23.82	294,885,882	1.56	1.00	2.30	10.67	12.12
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	18,777	13.56	13.64	255,238	0.00	0.40	0.55	8.97	9.14
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	110,809,630	12.81	15.29	1,831,250,710	0.00	1.00	2.30	6.83	8.23
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	252,549	10.64	10.65	2,687,779	0.38	1.15	1.55	6.37	6.47
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	1,262	12.41	12.53	15,820	0.07	0.55	0.80	4.97	5.24
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	56,577,810	11.83	12.20	718,600,536	0.04	1.00	2.15	3.26	4.45
SAST SA Columbia Technology Portfolio Class 1	1,654,996	11.56	20.44	20,114,667	0.44	0.40	1.77	43.18	45.16
SAST SA Columbia Technology Portfolio Class 2	576,835	11.24	12.09	6,740,171	0.35	1.40	1.80	43.01	43.58
SAST SA Columbia Technology Portfolio Class 3	3,189,175	47.12	47.72	100,654,514	0.38	1.00	2.30	42.22	44.08
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,235,611	10.14	11.24	26,367,723	1.60	0.80	1.77	-1.55	-0.59

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA DFA Ultra Short Bond Portfolio Class 2	810,084	10.57	11.48	9,250,346	1.51	1.52	1.97	-1.89	-1.44
SAST SA DFA Ultra Short Bond Portfolio Class 3	20,099,544	7.68	9.46	186,228,871	1.61	1.00	2.30	-2.16	-0.88
SAST SA Emerging Markets Equity Index Portfolio Class 1	4,612	11.79	11.84	54,440	2.90	0.40	0.55	16.49	16.66
SAST SA Emerging Markets Equity Index Portfolio Class 3	432,633	11.36	11.57	4,965,623	2.21	1.00	1.70	14.91	15.71
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,528,690	12.68	34.58	54,423,746	3.82	0.40	1.77	7.11	8.59
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	496,567	32.50	35.35	17,417,780	3.65	1.52	1.97	6.73	7.21
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	28,553,812	13.29	18.14	669,007,576	3.66	1.00	2.30	6.28	7.67
SAST SA Fidelity Institutional AM® International Growth Class 1	16,203	13.53	13.62	220,030	0.28	0.40	0.80	21.65	22.14
SAST SA Fidelity Institutional AM® International Growth Class 3	218,419	13.32	13.44	2,923,039	0.22	1.00	1.55	20.47	21.13
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	404,338	12.34	39.81	16,881,043	1.72	0.40	1.77	-2.84	-1.50
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	104,429	37.44	40.69	4,197,208	1.62	1.52	1.97	-3.14	-2.70
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	7,232,081	12.88	14.16	149,769,614	1.58	1.00	2.30	-3.62	-2.36
SAST SA Fixed Income Index Portfolio Class 3	4,513,294	11.08	11.37	50,853,686	2.61	1.00	1.80	6.50	7.35
SAST SA Fixed Income Intermediate Index Portfolio Class 3	2,589,661	10.56	10.84	27,805,299	2.34	1.00	1.80	4.00	4.83
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	3,846,631	11.43	24.76	287,806,375	1.83	0.40	1.77	-3.00	-1.66
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	565,642	67.29	75.15	41,053,801	1.70	1.40	1.97	-3.36	-2.81
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	10,197,041	17.53	18.38	353,274,697	1.69	1.00	2.30	-3.78	-2.52
SAST SA Franklin Small Company Value Portfolio Class 3	7,145,579	16.79	19.21	145,226,411	0.94	1.00	2.30	2.58	3.93
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	148,983	11.69	11.74	1,746,447	2.30	1.15	1.55	8.04	8.47
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	654,164	13.75	37.66	25,471,589	2.01	0.40	1.77	5.62	7.08
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	142,746	35.51	38.54	5,455,665	1.89	1.52	1.97	5.24	5.72
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	4,220,974	21.58	29.11	140,064,294	2.05	1.00	2.30	4.78	6.15
SAST SA Franklin Tactical Opportunities Portfolio Class 1	2,934	12.29	12.35	36,114	1.32	0.40	0.55	7.86	8.02
SAST SA Franklin Tactical Opportunities Portfolio Class 3	4,343,112	11.75	12.02	51,712,492	1.21	1.00	1.70	6.42	7.17
SAST SA Global Index Allocation 60/40 Portfolio Class 1	10,023		12.33	123,562	1.51		0.40		11.33
SAST SA Global Index Allocation 60/40 Portfolio Class 3	4,216,976	11.83	12.05	50,439,709	1.65	1.00	1.70	9.58	10.35
SAST SA Global Index Allocation 75/25 Portfolio Class 1	8,770		12.37	108,504	1.82		0.55		11.91
SAST SA Global Index Allocation 75/25 Portfolio Class 3	3,722,086	11.84	12.14	44,860,171	1.40	1.00	1.95	10.05	11.10
SAST SA Global Index Allocation 90/10 Portfolio Class 1	232,434	12.27	12.41	2,879,426	0.00	0.40	0.80	11.57	12.01
SAST SA Global Index Allocation 90/10 Portfolio Class 3	14,172,789	11.90	12.12	170,618,894	0.00	1.00	1.70	10.27	11.04
SAST SA Goldman Sachs Global Bond Portfolio Class 1	803,649	12.16	15.82	20,210,493	0.61	0.40	1.77	9.88	11.39
SAST SA Goldman Sachs Global Bond Portfolio Class 2	201,256	22.65	24.58	4,905,058	0.44	1.52	1.97	9.42	9.91
SAST SA Goldman Sachs Global Bond Portfolio Class 3	14,480,643	11.17	12.41	223,898,433	0.37	1.00	2.30	9.02	10.44
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	601		12.42	7,466	0.32		0.40		11.09
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	1,812,483	11.72	12.09	21,698,611	0.16	1.00	1.95	9.09	10.13
SAST SA Index Allocation 60/40 Portfolio Class 1	28,243		14.18	400,576	2.54		0.55		13.06
SAST SA Index Allocation 60/40 Portfolio Class 3	10,780,791	13.43	13.80	147,252,762	1.39	1.00	1.70	11.57	12.36
SAST SA Index Allocation 80/20 Portfolio Class 1	159,038	14.75	14.98	2,372,599	0.00	0.40	0.80	13.75	14.21
SAST SA Index Allocation 80/20 Portfolio Class 3	18,624,911	13.97	14.50	267,057,432	0.00	1.00	1.95	12.22	13.29
SAST SA Index Allocation 90/10 Portfolio Class 1	298,279	15.05	15.29	4,527,135	0.00	0.40	0.80	13.80	14.25
SAST SA Index Allocation 90/10 Portfolio Class 3	52,322,336	14.26	14.79	765,969,462	0.00	1.00	1.95	12.26	13.33
SAST SA International Index Portfolio Class 1	93,663		10.98	1,028,607	2.02		0.55		6.99
SAST SA International Index Portfolio Class 3	882,464	10.92	11.17	9,744,596	2.52	1.00	1.70	5.55	6.29
SAST SA Invesco Growth Opportunities Portfolio Class 1	509,607	18.17	20.24	10,816,323	0.00	0.40	1.77	53.09	55.20
SAST SA Invesco Growth Opportunities Portfolio Class 2	201,567	19.01	20.70	4,135,294	0.00	1.52	1.97	52.63	53.32
SAST SA Invesco Growth Opportunities Portfolio Class 3	4,563,326	27.99	35.61	128,988,059	0.00	1.00	2.30	51.88	53.87
SAST SA Invesco Main Street Large Cap Portfolio Class 1	510,443	47.86	50.33	25,650,907	0.99	1.52	1.77	11.39	11.67
SAST SA Invesco Main Street Large Cap Portfolio Class 2	77,147	44.93	48.91	3,746,158	0.86	1.52	1.97	11.00	11.50
SAST SA Invesco Main Street Large Cap Portfolio Class 3	2,031,409	21.46	23.06	62,535,157	0.79	1.00	2.30	10.57	12.02
SAST SA Invesco VCP Equity-Income Portfolio Class 1	31,371	11.14	11.21	351,520	0.12	0.40	0.55	-1.35	-1.20
SAST SA Invesco VCP Equity-Income Portfolio Class 3	93,993,411	10.73	12.52	1,248,460,253	0.07	1.00	2.15	-3.25	-2.13
SAST SA Janus Focused Growth Portfolio Class 1	398,640	18.11	39.25	16,341,404	0.07	0.40	1.77	36.56	38.44
SAST SA Janus Focused Growth Portfolio Class 2	278,324	38.25	40.08	11,052,230	0.00	1.52	1.77	36.35	36.69
SAST SA Janus Focused Growth Portfolio Class 3	3,357,743	28.20	32.88	124,859,828	0.00	1.00	2.30	35.45	37.22
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,462,725	13.88	18.30	48,818,655	2.02	0.40	1.77	12.33	13.88
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	355,743	30.50	33.14	11,702,420	1.99	1.52	1.97	11.98	12.48
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	6,985,288	16.88	19.18	160,520,047	1.89	1.00	2.30	11.44	12.90
SAST SA JPMorgan Emerging Markets Portfolio Class 1	781,896	11.39	23.27	18,907,131	1.63	0.40	1.77	14.36	15.94
SAST SA JPMorgan Emerging Markets Portfolio Class 2	141,152	21.87	23.78	3,327,141	1.59	1.52	1.97	14.04	14.55
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,235,251	12.61	13.14	109,265,509	1.55	1.00	2.30	13.47	14.95
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,653,085	12.69	21.75	115,656,661	1.86	0.40	1.77	1.41	2.80
SAST SA JPMorgan Equity-Income Portfolio Class 2	137,898	64.23	69.95	9,529,882	1.70	1.52	1.97	1.04	1.50
SAST SA JPMorgan Equity-Income Portfolio Class 3	5,449,884	19.59	21.08	147,195,917	1.79	1.00	2.30	0.60	1.92
SAST SA JPMorgan Global Equities Portfolio Class 1	947,103	11.52	36.24	35,885,305	1.34	0.40	1.77	7.84	9.33
SAST SA JPMorgan Global Equities Portfolio Class 2	86,303	34.17	37.98	3,189,923	1.14	1.40	1.97	7.52	8.13
SAST SA JPMorgan Global Equities Portfolio Class 3	1,538,089	15.29	16.18	31,928,957	1.20	1.00	2.30	7.07	8.47
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,324,035	12.05	31.69	43,561,320	2.62	0.40	1.77	6.47	7.94
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	255,345	30.77	32.30	8,179,522	2.57	1.52	1.77	6.35	6.62
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	37,871,230	11.59	14.18	679,970,837	2.31	1.00	2.30	5.75	7.13
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,094,902	19.06	26.96	51,180,962	0.16	0.40	1.77	45.94	47.95
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	422,969	42.44	47.35	19,320,337	0.04	1.40	1.97	45.42	46.25
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	3,420,184	31.93	41.89	156,629,503	0.00	1.00	2.30	44.82	46.71
SAST SA Large Cap Growth Index Portfolio Class 1	42,752		16.52	706,297	1.29		0.55		31.80

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2020				For the Year Ended December 31, 2020
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Large Cap Growth Index Portfolio Class 3	827,622	15.92	16.22	13,324,788	1.17	1.00	1.70	29.97	30.88
SAST SA Large Cap Index Portfolio Class 1	90,768		15.10	1,370,570	1.40		0.80		25.98
SAST SA Large Cap Index Portfolio Class 3	2,018,436	14.55	14.88	29,679,013	1.48	1.00	1.70	15.75	16.56
SAST SA Large Cap Value Index Portfolio Class 1	39,742		12.34	490,352	1.93		0.55		0.80
SAST SA Large Cap Value Index Portfolio Class 3	858,020	11.89	12.11	10,311,984	2.31	1.00	1.70	-0.59	0.11
SAST SA MFS Blue Chip Growth Portfolio Class 1	486,334	16.02	19.09	9,800,833	0.58	0.55	1.77	28.39	29.97
SAST SA MFS Blue Chip Growth Portfolio Class 2	189,687	18.62	19.55	3,672,812	0.43	1.52	1.77	28.18	28.50
SAST SA MFS Blue Chip Growth Portfolio Class 3	3,956,011	27.60	29.31	107,426,719	0.35	1.00	2.30	27.35	29.01
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	738,301	28.55	65.42	48,040,815	0.63	1.52	1.77	12.33	12.61
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	125,446	58.71	63.63	7,917,379	0.46	1.52	1.97	11.91	12.41
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	6,329,480	22.09	26.17	227,162,662	0.39	1.00	2.30	11.44	12.90
SAST SA MFS Total Return Portfolio Class 1	1,987,685	13.52	23.69	103,562,085	1.87	0.40	1.77	7.68	9.16
SAST SA MFS Total Return Portfolio Class 2	443,751	47.70	51.86	22,739,885	1.72	1.52	1.97	7.28	7.76
SAST SA MFS Total Return Portfolio Class 3	7,074,620	16.04	17.69	196,539,083	1.70	1.00	2.30	6.83	8.23
SAST SA Mid Cap Index Portfolio Class 1	4,755		12.52	59,516	0.73		0.55		12.58
SAST SA Mid Cap Index Portfolio Class 3	1,406,376	12.26	12.64	17,620,112	1.15	1.00	1.95	10.71	11.77
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,416,342	17.25	18.13	25,662,058	1.67	1.52	1.77	9.54	9.82
SAST SA Morgan Stanley International Equities Portfolio Class 2	515,644	16.24	17.63	9,014,017	1.54	1.52	1.97	9.20	9.69
SAST SA Morgan Stanley International Equities Portfolio Class 3	6,970,282	11.89	12.78	108,013,336	1.50	1.00	2.30	8.78	10.20
SAST SA PIMCO RAE International Value Portfolio Class 1	5,360	9.02	9.05	48,517	2.02	0.40	0.55	44.04	44.21
SAST SA PIMCO RAE International Value Portfolio Class 2	513,021	17.03	18.75	9,562,305	2.16	1.52	1.97	-5.19	-4.76
SAST SA PIMCO RAE International Value Portfolio Class 3	24,386,336	9.43	10.33	321,524,141	2.21	1.00	2.30	-5.59	-4.36
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	77,128,993	12.69	14.07	1,152,027,244	0.44	1.00	2.15	6.35	7.58
SAST SA PineBridge High-Yield Bond Portfolio Class 1	948,715	35.73	37.51	35,528,112	5.63	1.52	1.77	6.17	6.44
SAST SA PineBridge High-Yield Bond Portfolio Class 2	199,881	33.47	36.44	7,207,823	5.41	1.52	1.97	5.78	6.26
SAST SA PineBridge High-Yield Bond Portfolio Class 3	4,114,892	13.82	16.07	91,875,184	5.24	1.00	2.30	5.38	6.76
SAST SA Putnam International Growth and Income Portfolio Class 1	1,184,728	10.15	12.23	21,003,045	2.05	0.40	1.77	1.93	3.33
SAST SA Putnam International Growth and Income Portfolio Class 2	255,641	16.08	17.42	4,408,176	1.92	1.52	1.97	1.53	1.99
SAST SA Putnam International Growth and Income Portfolio Class 3	5,754,373	11.64	15.40	86,782,737	1.95	1.10	2.17	1.24	2.33
SAST SA Schroders VCP Global Allocation Portfolio Class 1	16,499	12.00	12.07	198,522	0.15	0.40	0.55	0.03	0.18
SAST SA Schroders VCP Global Allocation Portfolio Class 3	42,063,994	11.37	12.12	530,611,542	0.11	1.00	2.15	-1.76	-0.63
SAST SA Small Cap Index Portfolio Class 1	4,813	12.88	12.93	62,162	0.78	0.40	0.55	18.72	18.90
SAST SA Small Cap Index Portfolio Class 3	1,262,051	12.49	12.88	16,100,480	0.76	1.00	1.95	16.78	17.89
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	26,164	14.00	14.07	367,185	0.94	0.40	0.55	16.64	16.82
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	21,160,920	13.28	13.70	287,192,895	0.63	1.00	1.95	14.79	15.88
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	6,824		14.15	96,545	0.12		0.55		8.55
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	91,192,522	13.24	14.17	1,345,249,965	0.09	1.00	2.15	6.55	7.78
SAST SA VCP Dynamic Allocation Portfolio Class 1	17,949	14.55	14.69	263,683	1.27	0.55	0.80	12.47	12.76
SAST SA VCP Dynamic Allocation Portfolio Class 3	499,263,211	13.75	16.23	8,647,437,517	1.10	1.00	2.15	10.69	11.97
SAST SA VCP Dynamic Strategy Portfolio Class 1	14,360		13.98	200,804	1.30		0.55		9.87
SAST SA VCP Dynamic Strategy Portfolio Class 3	329,793,617	13.16	15.41	5,410,012,413	1.12	1.00	2.15	7.85	9.10
SAST SA VCP Index Allocation Portfolio Class 1	4,968		12.66	62,882	1.26		0.55		9.79
SAST SA VCP Index Allocation Portfolio Class 3	29,899,655	12.00	12.37	366,609,483	1.12	1.00	1.95	5.62	6.63
SAST SA Wellington Capital Appreciation Portfolio Class 1	1,871,273	20.04	65.89	510,908,666	0.00	0.40	1.77	61.65	63.88
SAST SA Wellington Capital Appreciation Portfolio Class 2	259,140	231.56	254.28	63,951,978	0.00	1.40	1.97	61.08	62.00
SAST SA Wellington Capital Appreciation Portfolio Class 3	7,342,843	38.71	55.66	653,285,491	0.00	1.00	2.30	60.39	62.49
SAST SA Wellington Government and Quality Bond Portfolio Class 1	2,550,102	11.66	15.38	66,157,852	2.04	0.40	1.77	5.23	6.68
SAST SA Wellington Government and Quality Bond Portfolio Class 2	996,407	21.18	23.05	22,783,188	1.90	1.52	1.97	4.84	5.31
SAST SA Wellington Government and Quality Bond Portfolio Class 3	30,405,044	11.32	12.04	491,521,902	1.77	1.00	2.30	4.45	5.81
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	186,983	14.42	84.25	15,598,325	1.03	0.40	1.40	16.48	17.65
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	5,287,566	13.86	14.28	74,574,145	0.87	1.00	1.70	15.81	16.63
SAST SA WellsCap Aggressive Growth Portfolio Class 1	798,545	20.51	27.37	43,243,284	0.00	0.55	1.77	60.10	62.06
SAST SA WellsCap Aggressive Growth Portfolio Class 2	88,206	50.29	52.76	4,612,156	0.00	1.52	1.77	59.91	60.31
SAST SA WellsCap Aggressive Growth Portfolio Class 3	1,568,215	30.38	32.01	57,075,679	0.00	1.00	2.30	58.83	60.91
VALIC Company I International Equities Index Fund	400,708	12.48	12.50	5,002,670	2.46	1.10	1.40	5.89	6.20
VALIC Company I International Socially Responsible Fund	85,339	14.93	15.64	1,317,149	1.58	1.10	1.40	6.86	7.18
VALIC Company I Mid Cap Index Fund	284,130	15.77	17.06	4,725,038	1.30	1.10	1.40	11.72	12.06
VALIC Company I Nasdaq-100 Index Fund	156,659	26.62	30.75	4,669,986	0.71	1.10	1.70	45.45	46.33
VALIC Company I Small Cap Index Fund	195,115	15.11	18.01	3,367,947	1.47	1.10	1.70	17.47	18.18
VALIC Company I Stock Index Fund	683,590	17.73	19.75	13,363,680	1.82	1.10	1.70	16.00	16.70

	December 31, 2019				For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	86,755	112.18	114.68	9,943,126	6.29	1.30	1.40	11.13	11.24
American Funds IS Asset Allocation Fund Class 2	1,809,711	30.33	31.66	57,171,522	1.89	1.52	1.77	19.11	19.40
American Funds IS Asset Allocation Fund Class 3	335,951	94.92	97.05	32,568,686	1.95	1.30	1.40	19.62	19.74
American Funds IS Capital Income Builder Class 4	255,292	11.04	11.76	2,991,457	2.65	1.10	1.70	15.64	16.33
American Funds IS Global Growth Fund Class 2	3,570,927	47.70	51.57	182,820,869	1.15	1.52	1.97	32.64	33.24
American Funds IS Growth Fund Class 2	5,200,117	49.82	53.84	277,857,246	0.76	1.52	1.97	28.22	28.80

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Growth Fund Class 3	423,601	493.36	504.42	213,513,707	0.80	1.30	1.40	29.05	29.18
American Funds IS Growth-Income Fund Class 2	6,751,478	38.65	41.80	280,061,420	1.74	1.52	1.97	23.68	24.23
American Funds IS Growth-Income Fund Class 3	495,490	309.16	316.09	156,436,658	1.71	1.30	1.40	24.48	24.61
American Funds IS International Fund Class 3	324,691	74.52	76.20	24,711,467	1.46	1.30	1.40	21.34	21.46
American Funds IS U.S. Government Securities Fund Class 3	210,176	41.06	41.99	8,817,779	2.03	1.30	1.40	4.02	4.13
American Funds IS Ultra-Short Bond Fund Class 3	160,843	19.38	19.81	3,185,378	1.53	1.30	1.40	0.34	0.44
AST SA PGI Asset Allocation Portfolio Class 1	1,811,572	46.97	49.21	89,111,935	2.67	1.52	1.77	18.39	18.68
AST SA PGI Asset Allocation Portfolio Class 2	250,948	44.17	47.88	11,887,626	1.47	1.52	1.97	17.96	18.49
AST SA PGI Asset Allocation Portfolio Class 3	1,681,940	15.15	18.06	43,534,824	2.63	1.00	2.30	17.48	19.01
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	41,833	11.89	12.82	526,932	1.94	1.10	1.70	19.18	19.90
BlackRock Global Allocation V.I. Fund Class III	194,319	11.13	11.94	2,259,020	1.22	1.10	1.70	15.77	16.47
Columbia VP Dividend Opportunity Fund Class 1	79,850	20.80	21.81	1,733,097	0.00	1.52	1.77	21.89	22.20
Columbia VP Emerging Markets Bond Fund Class 2	7,194	11.18	11.50	82,748	4.90	1.10	1.70	10.20	10.86
Columbia VP Income Opportunities Fund Class 1	324,107	25.70	28.45	9,044,133	5.16	1.52	2.17	13.97	14.71
Columbia VP Large Cap Growth Fund Class 1	1,371,329	16.32	16.71	22,834,005	0.00	1.52	2.17	32.98	33.85
Columbia VP Limited Duration Credit Fund Class 2	24,093	10.38	10.48	252,571	2.14	1.10	1.35	6.03	6.29
Columbia VP Overseas Core Fund Class 2	105,260	12.17	12.28	1,291,650	1.86	1.52	1.77	22.95	23.26
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	16,242	22.93	25.76	410,783	0.00	1.52	1.77	32.81	33.14
Columbia VP Small Company Growth Fund Class 1	25,887	30.29	31.77	816,586	0.00	1.52	1.77	38.23	38.57
CTIVP® Principal Blue Chip Growth Fund Class 1	109,440	16.92	17.07	1,866,835	0.00	1.52	1.77	29.44	29.77
Delaware Ivy VIP Asset Strategy Class II	36,513	10.77	11.45	411,737	2.08	1.10	1.70	19.73	20.45
FTVIP Franklin Allocation VIP Fund Class 2	2,572,405	13.62	13.71	38,493,610	3.56	1.00	2.30	17.13	18.67
FTVIP Franklin Income VIP Fund Class 1	80,733		11.14	899,638	0.00		0.55		15.78
FTVIP Franklin Income VIP Fund Class 2	7,738,838	13.30	14.68	125,198,641	5.43	1.00	2.30	13.42	14.90
FTVIP Franklin Strategic Income VIP Fund Class 2	83,482	10.38	10.69	880,330	5.11	1.10	1.70	6.23	6.87
Goldman Sachs VIT Government Money Market Fund Institutional Shares	136,994		10.30	1,410,896	0.67		0.55		1.57
Goldman Sachs VIT Government Money Market Fund Service Shares	8,749,130	9.68	9.98	86,588,911	1.80	1.10	1.95	-0.09	0.76
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	90,328	9.08	9.40	845,973	2.54	1.10	1.40	7.09	7.42
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	5,480	10.76	11.47	62,596	1.40	1.10	1.35	10.44	10.71
Invesco V.I. American Franchise Fund Series II	1,011,279	22.25	26.71	28,605,004	0.00	1.00	2.30	33.33	35.07
Invesco V.I. Balanced-Risk Allocation Fund Series II	87,982	11.57	12.08	1,051,526	0.00	1.10	1.40	13.29	13.63
Invesco V.I. Comstock Fund Series I	1,300	10.94	10.96	14,253	1.76	0.40	0.55	24.61	24.80
Invesco V.I. Comstock Fund Series II	12,306,463	16.52	18.43	281,503,714	1.67	1.00	2.30	22.10	23.70
Invesco V.I. Growth and Income Fund Series I	83,027		10.85	900,815	0.00		0.55		24.50
Invesco V.I. Growth and Income Fund Series II	15,748,687	16.38	18.39	381,758,846	1.54	1.10	2.30	22.01	23.48
Lord Abbett Bond Debenture Portfolio Class VC	122,864	11.58	12.45	1,518,906	4.30	1.10	1.70	11.44	12.11
Lord Abbett Fundamental Equity Portfolio Class VC	23,977	13.13	13.75	328,226	1.31	1.10	1.40	19.83	20.19
Lord Abbett Growth and Income Portfolio Class VC	8,136,695	11.47	16.22	169,605,470	1.65	0.55	2.30	19.71	21.82
Lord Abbett Mid Cap Stock Portfolio Class VC	553,830	22.85	23.88	13,188,768	0.91	1.52	1.77	20.49	20.79
Lord Abbett Short Duration Income Portfolio Class VC	187,303	10.30	10.64	1,982,979	3.43	1.10	1.70	3.28	3.91
Morgan Stanley VIF Global Infrastructure Portfolio Class II	100,799	11.53	12.56	1,248,455	2.61	1.10	1.70	25.71	26.47
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	91,808	10.07	10.18	929,308	0.16	1.10	1.40	13.66	14.00
PIMCO All Asset Portfolio Advisor Class	4,606	11.19	11.25	51,833	2.75	1.10	1.35	10.25	10.52
PIMCO Dynamic Bond Portfolio Advisor Class	91,734	10.48	10.77	982,607	4.32	1.10	1.70	3.06	3.68
PIMCO Emerging Markets Bond Portfolio Advisor Class	45,361	11.63	11.99	508,840	3.13	1.10	1.70	12.72	13.39
PIMCO Total Return Portfolio Advisor Class	515,832	9.88	10.01	5,146,833	0.26	1.00	1.80	-1.23	-1.04
PIMCO Total Return Portfolio Institutional Class	1,603		9.91	15,890	0.02		0.55		-0.88
PVC Core Plus Bond Account Class 1	464,938	10.27	10.30	4,787,195	3.16	1.40	1.95	2.70	3.03
PVC Diversified International Account Class 1	112,678	8.05	9.23	1,005,217	1.86	1.40	1.95	20.16	20.98
PVC Equity Income Account Class 1	504,077	22.32	24.03	11,997,413	1.94	1.40	1.80	26.78	27.29
PVC Equity Income Account Class 2	336,472	20.73	21.55	7,355,773	1.68	1.52	1.95	26.29	26.84
PVC Government & High Quality Bond Account Class 1	259,792	7.84	9.08	2,254,221	3.37	1.40	1.95	4.30	4.97
PVC Large Cap Growth Account I Class 1	98,902	11.39	11.43	1,129,251	0.05	1.40	1.95	13.90	14.26
PVC MidCap Account Class 1	56,680	32.03	34.46	1,918,421	0.30	1.40	1.80	40.55	41.11
PVC MidCap Account Class 2	30,850	29.70	31.94	977,998	0.05	1.55	1.95	39.97	40.53
PVC Principal Capital Appreciation Account Class 1	313,945	31.04	33.41	10,425,512	1.65	1.40	1.80	30.12	30.64
PVC Principal Capital Appreciation Account Class 2	72,996	28.75	30.92	2,237,508	1.45	1.55	1.95	29.55	30.07
PVC Real Estate Securities Account Class 1	10,391	39.53	42.38	439,148	1.90	1.40	1.80	28.92	29.44
PVC Real Estate Securities Account Class 2	6,344	38.91	40.31	254,168	1.72	1.55	1.70	28.73	28.92
PVC SAM Balanced Portfolio Class 1	1,561,087	17.69	19.05	28,914,650	2.54	1.40	1.80	17.87	18.34
PVC SAM Balanced Portfolio Class 2	1,422,112	16.51	17.85	25,048,816	2.36	1.52	1.95	17.43	17.93
PVC SAM Conservative Balanced Portfolio Class 1	222,379	11.79	12.68	2,744,189	2.91	1.40	1.80	13.82	14.27
PVC SAM Conservative Balanced Portfolio Class 2	273,260	11.00	16.57	3,229,240	2.70	1.52	1.95	13.43	13.92
PVC SAM Conservative Growth Portfolio Class 1	639,897	19.63	21.12	13,152,696	1.77	1.40	1.80	21.85	22.33
PVC SAM Conservative Growth Portfolio Class 2	709,567	18.25	19.69	13,765,197	1.65	1.52	1.95	21.30	21.82
PVC SAM Flexible Income Portfolio Class 1	373,924	12.92	13.93	5,070,782	3.52	1.40	1.80	11.23	11.67
PVC SAM Flexible Income Portfolio Class 2	410,351	12.08	16.04	5,308,046	3.46	1.52	1.95	10.79	11.27
PVC SAM Strategic Growth Portfolio Class 1	132,458	21.96	23.60	3,065,908	1.63	1.40	1.80	25.17	25.67
PVC SAM Strategic Growth Portfolio Class 2	244,621	20.42	22.10	5,288,289	1.27	1.52	1.95	24.68	25.22
PVC Short-Term Income Account Class 1	244,375	7.08	8.11	1,881,407	2.95	1.40	1.95	2.69	3.24
PVC SmallCap Account Class 1	33,447	14.67	15.77	512,880	0.34	1.40	1.80	25.13	25.63
PVC SmallCap Account Class 2	23,256	13.66	14.64	338,868	0.10	1.55	1.95	24.67	25.17
SST SA Allocation Balanced Portfolio Class 1	2,048		12.08	24,734	1.76		0.40		15.85

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SST SA Allocation Balanced Portfolio Class 3	8,162,392	11.51	15.27	137,159,809	1.64	1.00	2.30	13.39	14.87
SST SA Allocation Growth Portfolio Class 1	12,483		13.03	162,673	0.06		0.55		23.01
SST SA Allocation Growth Portfolio Class 3	7,687,856	12.32	17.77	149,067,081	0.01	1.00	2.15	20.88	22.28
SST SA Allocation Moderate Growth Portfolio Class 1	37,052	12.66	12.72	470,020	2.99	0.40	0.55	20.26	20.44
SST SA Allocation Moderate Growth Portfolio Class 3	11,933,954	12.02	16.16	211,845,107	1.43	1.00	2.30	17.87	19.41
SST SA Allocation Moderate Portfolio Class 1	8,207		12.50	102,616	1.65		0.40		18.80
SST SA Allocation Moderate Portfolio Class 3	10,496,530	11.84	15.94	183,837,816	1.48	1.00	2.30	16.05	17.56
SST SA American Century Inflation Protection Portfolio Class 1	7,266	10.54	10.66	76,944	0.33	0.40	0.80	4.84	5.26
SST SA American Century Inflation Protection Portfolio Class 3	23,408,737	10.35	10.60	271,949,055	0.32	1.00	2.30	3.14	4.49
SST SA Columbia Focused Value Portfolio Class 3	10,899	13.84	15.15	162,202	0.47	1.10	1.70	24.31	25.06
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	14,207	10.60	10.99	153,932	2.52	1.10	1.35	7.86	8.13
SST SA Multi-Managed International Equity Portfolio Class 3	41,997	11.60	11.61	486,111	3.09	1.10	1.40	20.74	21.10
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	10,189	16.30	17.36	171,501	0.22	1.10	1.40	28.36	28.75
SST SA Multi-Managed Large Cap Value Portfolio Class 3	13,710	13.37	14.01	186,918	2.04	1.10	1.40	26.63	27.01
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	27,502	15.96	17.16	462,023	0.00	1.10	1.40	33.87	34.27
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	26,584	12.56	13.43	350,260	1.10	1.10	1.40	23.33	23.70
SST SA Multi-Managed Small Cap Portfolio Class 3	18,037	11.99	13.86	247,120	0.00	1.10	1.70	22.15	22.88
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	19,996	12.63	12.69	252,656	1.41	0.40	0.55	19.45	19.63
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	5,164,089	12.68	13.08	66,911,477	1.29	1.00	1.95	17.49	18.62
SST SA T. Rowe Price Growth Stock Portfolio Class 3	24,882	16.02	18.64	455,424	0.00	1.10	1.70	27.85	28.62
SAST SA AB Growth Portfolio Class 1	9,156,462	13.25	27.95	418,161,337	0.00	0.55	1.77	32.51	34.13
SAST SA AB Growth Portfolio Class 2	475,058	95.87	106.63	48,812,760	0.00	1.40	1.97	32.05	32.80
SAST SA AB Growth Portfolio Class 3	5,989,180	26.51	30.21	353,127,185	0.00	1.00	2.30	31.49	33.21
SAST SA AB Small & Mid Cap Value Portfolio Class 1	4,069	10.16	10.18	41,424	0.00	0.40	0.55	19.30	19.48
SAST SA AB Small & Mid Cap Value Portfolio Class 2	270,468	36.18	39.14	10,502,610	0.00	1.52	1.97	17.45	17.98
SAST SA AB Small & Mid Cap Value Portfolio Class 3	11,897,460	15.75	21.11	343,498,739	0.00	1.00	2.30	17.00	18.53
SAST SA American Funds Asset Allocation Portfolio Class 1	335,415	12.86	12.91	4,319,030	2.91	0.40	0.55	20.55	20.73
SAST SA American Funds Asset Allocation Portfolio Class 3	52,222,684	15.83	18.00	1,050,321,294	1.80	1.00	2.30	18.16	19.70
SAST SA American Funds Global Growth Portfolio Class 1	7,673	11.89	11.92	91,415	0.74	0.40	0.55	34.53	34.73
SAST SA American Funds Global Growth Portfolio Class 3	14,755,988	18.79	22.57	362,404,927	0.80	1.00	2.30	31.86	33.59
SAST SA American Funds Growth Portfolio Class 1	13,028	12.24	12.33	160,128	0.00	0.40	0.80	29.71	30.23
SAST SA American Funds Growth Portfolio Class 3	12,907,285	22.22	24.81	350,406,252	0.00	1.00	2.30	27.43	29.09
SAST SA American Funds Growth-Income Portfolio Class 1	13,323	11.91	11.94	158,760	0.00	0.40	0.55	25.48	25.67
SAST SA American Funds Growth-Income Portfolio Class 3	10,983,835	20.07	21.53	258,117,453	0.00	1.00	2.30	22.89	24.50
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	10,419	12.44	12.50	130,006	0.75	0.40	0.55	18.16	18.34
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	112,600,523	11.84	14.47	1,724,612,450	0.27	1.00	2.15	15.97	17.31
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	1,231	11.82	11.91	14,658	1.12	0.55	0.80	15.07	15.36
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	58,117,412	11.33	11.82	708,855,120	0.82	1.00	2.15	13.23	14.54
SAST SA Columbia Technology Portfolio Class 1	1,792,516	8.08	14.08	15,173,722	0.00	0.40	1.77	52.92	55.03
SAST SA Columbia Technology Portfolio Class 2	665,373	7.60	8.42	5,428,998	0.00	1.40	1.97	52.45	53.32
SAST SA Columbia Technology Portfolio Class 3	3,187,470	33.12	33.13	59,637,277	0.00	1.00	2.30	51.58	53.56
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,263,791	10.20	11.42	27,055,774	1.66	0.80	1.77	0.48	1.46
SAST SA DFA Ultra Short Bond Portfolio Class 2	866,109	10.78	11.65	10,017,094	1.50	1.52	1.97	0.16	0.61
SAST SA DFA Ultra Short Bond Portfolio Class 3	15,775,900	7.84	9.55	150,074,756	1.83	1.00	2.30	-0.33	0.98
SAST SA Emerging Markets Equity Index Portfolio Class 1	1,447	10.12	10.15	14,683	0.00	0.40	0.55	18.04	18.22
SAST SA Emerging Markets Equity Index Portfolio Class 3	219,368	9.89	9.99	2,181,903	0.00	1.10	1.70	16.39	17.09
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,670,568	11.67	32.29	55,496,983	4.77	0.40	1.77	12.86	14.42
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	549,723	30.45	32.97	17,981,049	4.12	1.52	1.97	12.45	12.96
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	26,537,731	12.34	17.06	590,433,063	5.03	1.00	2.30	11.99	13.45
SAST SA Fidelity Institutional AM® International Growth Class 1	4,961	11.12	11.14	55,236	0.39	0.55	0.80	11.22	11.40
SAST SA Fidelity Institutional AM® International Growth Class 3	84,747	11.06	11.10	938,721	0.30	1.00	1.55	10.57	10.98
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	469,192	12.50	40.97	20,147,628	2.39	0.55	1.77	24.00	25.52
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	112,600	38.66	41.82	4,652,649	2.24	1.52	1.97	23.54	24.10
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	6,981,944	13.37	14.50	151,160,749	1.99	1.00	2.30	23.10	24.71
SAST SA Fixed Income Index Portfolio Class 3	1,998,053	10.41	10.59	21,021,148	0.22	1.00	1.80	6.86	7.72
SAST SA Fixed Income Intermediate Index Portfolio Class 3	1,711,873	10.16	10.34	17,592,037	0.17	1.00	1.80	4.09	4.92
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	4,305,832	25.53	79.12	331,917,040	2.02	1.40	1.77	23.48	23.94
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	600,657	69.63	77.33	44,937,837	1.76	1.40	1.97	23.09	23.80
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	9,987,562	17.86	19.10	362,183,792	1.84	1.10	2.30	22.54	24.01
SAST SA Franklin Small Company Value Portfolio Class 3	7,386,700	16.15	18.73	144,933,900	0.71	1.00	2.30	23.31	24.92
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	10,549	10.82	10.83	114,199	0.32	1.15	1.30	8.22	8.26
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	754,109	12.85	35.66	27,939,538	2.50	0.40	1.77	22.60	24.29
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	165,317	33.74	36.46	5,976,602	2.26	1.52	1.97	22.20	22.75
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	3,799,420	20.33	27.78	118,452,677	2.45	1.00	2.30	21.67	23.27
SAST SA Franklin Tactical Opportunities Portfolio Class 1	2,915	11.40	11.44	33,249	1.66	0.40	0.55	17.98	18.15
SAST SA Franklin Tactical Opportunities Portfolio Class 3	3,590,758	11.04	11.22	40,007,611	1.77	1.00	1.70	16.29	17.11
SAST SA Global Index Allocation 60/40 Portfolio Class 3	2,909,112	10.79	10.92	31,616,986	0.00	1.00	1.70	15.88	16.70
SAST SA Global Index Allocation 75/25 Portfolio Class 1	5,217		11.06	57,683	0.00		0.55		20.06
SAST SA Global Index Allocation 75/25 Portfolio Class 3	2,902,786	10.76	10.93	31,581,446	0.00	1.00	1.95	18.05	19.18
SAST SA Global Index Allocation 90/10 Portfolio Class 1	71,789	11.00	11.08	793,997	0.00	0.40	0.80	22.28	22.77
SAST SA Global Index Allocation 90/10 Portfolio Class 3	11,822,681	10.79	10.92	128,518,535	0.00	1.00	1.70	20.92	21.77
SAST SA Goldman Sachs Global Bond Portfolio Class 1	848,448	10.87	14.39	19,392,656	0.00	0.55	1.77	4.99	6.28
SAST SA Goldman Sachs Global Bond Portfolio Class 2	223,280	20.70	22.37	4,953,642	0.00	1.52	1.97	4.65	5.12

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Goldman Sachs Global Bond Portfolio Class 3	14,671,530	10.11	11.38	207,424,846	0.00	1.00	2.30	4.18	5.55
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	655		11.18	7,326	2.12		0.40		18.59
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	1,627,092	10.74	10.97	17,736,976	2.46	1.00	1.95	16.52	17.63
SAST SA Index Allocation 60/40 Portfolio Class 1	3,171		12.54	39,778	0.00		0.55		19.25
SAST SA Index Allocation 60/40 Portfolio Class 3	9,054,020	12.04	12.29	110,358,370	0.00	1.00	1.70	17.55	18.38
SAST SA Index Allocation 80/20 Portfolio Class 1	131,476	13.06	13.12	1,718,802	0.00	0.40	0.55	23.21	23.40
SAST SA Index Allocation 80/20 Portfolio Class 3	16,349,098	12.45	12.80	207,511,352	0.00	1.00	1.95	21.26	22.42
SAST SA Index Allocation 90/10 Portfolio Class 1	200,686	13.32	13.38	2,676,320	0.00	0.40	0.55	25.22	25.41
SAST SA Index Allocation 90/10 Portfolio Class 3	45,263,528	12.70	13.05	586,183,530	0.00	1.00	1.95	23.11	24.28
SAST SA International Index Portfolio Class 1	91,502		10.26	939,193	0.00		0.55		20.53
SAST SA International Index Portfolio Class 3	376,044	10.35	10.48	3,924,596	0.10	1.15	1.70	18.81	19.47
SAST SA Invesco Growth Opportunities Portfolio Class 1	584,174	11.68	13.22	8,080,815	0.00	0.55	1.77	26.71	28.26
SAST SA Invesco Growth Opportunities Portfolio Class 2	226,469	12.46	13.50	3,030,330	0.00	1.52	1.97	26.18	26.74
SAST SA Invesco Growth Opportunities Portfolio Class 3	6,464,009	18.19	23.45	118,572,053	0.00	1.00	2.30	25.77	27.41
SAST SA Invesco Main Street Large Cap Portfolio Class 1	580,880	42.97	45.07	26,140,659	1.19	1.52	1.77	29.60	29.93
SAST SA Invesco Main Street Large Cap Portfolio Class 2	81,452	40.48	43.86	3,549,185	0.91	1.52	1.97	29.13	29.71
SAST SA Invesco Main Street Large Cap Portfolio Class 3	2,047,056	19.16	20.86	57,141,250	1.02	1.00	2.30	28.59	30.27
SAST SA Invesco VCP Equity-Income Portfolio Class 1	20,120	11.30	11.35	228,190	3.02	0.40	0.55	16.54	16.71
SAST SA Invesco VCP Equity-Income Portfolio Class 3	93,754,669	10.97	12.93	1,276,601,271	1.48	1.00	2.15	14.47	15.79
SAST SA Janus Focused Growth Portfolio Class 1	461,291	13.08	28.75	13,853,744	0.02	0.40	1.77	33.83	35.67
SAST SA Janus Focused Growth Portfolio Class 2	307,301	28.05	29.32	8,931,106	0.00	1.52	1.77	33.65	33.98
SAST SA Janus Focused Growth Portfolio Class 3	3,558,899	20.56	24.27	96,873,773	0.00	1.00	2.30	32.86	34.60
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,606,841	12.19	16.29	48,023,385	1.97	0.40	1.77	16.88	18.49
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	359,583	27.24	29.46	10,532,417	1.30	1.52	1.97	16.49	17.01
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	7,156,898	14.95	17.21	146,452,520	2.08	1.00	2.30	16.02	17.54
SAST SA JPMorgan Emerging Markets Portfolio Class 1	878,658	9.83	20.35	18,695,795	2.95	0.40	1.77	19.01	20.65
SAST SA JPMorgan Emerging Markets Portfolio Class 2	147,875	19.18	20.76	3,042,380	2.86	1.52	1.97	18.51	19.05
SAST SA JPMorgan Emerging Markets Portfolio Class 3	6,722,921	10.97	11.58	103,838,724	2.77	1.00	2.30	18.05	19.60
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,802,201	12.32	21.45	125,680,120	2.43	0.55	1.77	24.93	26.46
SAST SA JPMorgan Equity-Income Portfolio Class 2	153,827	63.57	68.92	10,490,215	2.04	1.52	1.97	24.51	25.07
SAST SA JPMorgan Equity-Income Portfolio Class 3	5,045,127	19.22	20.96	135,241,194	2.36	1.00	2.30	23.95	25.58
SAST SA JPMorgan Global Equities Portfolio Class 1	1,071,376	10.51	33.60	37,591,764	2.25	0.55	1.77	17.79	19.23
SAST SA JPMorgan Global Equities Portfolio Class 2	108,175	31.78	35.12	3,706,157	1.78	1.40	1.97	17.32	17.99
SAST SA JPMorgan Global Equities Portfolio Class 3	1,410,216	14.28	14.91	28,038,965	2.10	1.00	2.30	16.86	18.39
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,361,753	11.16	29.76	42,035,477	2.71	0.40	1.77	7.55	9.03
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	250,513	28.94	30.30	7,548,295	2.10	1.52	1.77	7.40	7.67
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	37,382,432	10.82	13.41	633,887,209	2.74	1.00	2.30	6.56	7.95
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,220,138	12.88	18.47	39,239,784	0.00	0.40	1.77	37.13	39.02
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	480,215	29.18	32.38	15,034,433	0.00	1.40	1.97	36.68	37.46
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	3,604,392	21.76	28.92	112,120,517	0.00	1.00	2.30	36.08	37.86
SAST SA Large Cap Growth Index Portfolio Class 1	46,466		12.53	582,420	0.00		0.55		29.92
SAST SA Large Cap Growth Index Portfolio Class 3	417,934	12.25	12.40	5,155,480	0.02	1.00	1.70	28.20	29.10
SAST SA Large Cap Index Portfolio Class 3	1,471,907	12.57	12.77	18,613,266	0.02	1.00	1.70	28.41	29.31
SAST SA Large Cap Value Index Portfolio Class 1	33,231		12.24	406,753	0.01		0.55		30.81
SAST SA Large Cap Value Index Portfolio Class 3	384,986	11.96	12.10	4,632,952	0.04	1.00	1.70	29.03	29.94
SAST SA MFS Blue Chip Growth Portfolio Class 1	510,878	14.87	18.97	8,023,280	0.59	1.52	1.77	29.90	30.23
SAST SA MFS Blue Chip Growth Portfolio Class 2	210,752	14.07	15.21	3,175,985	0.36	1.52	1.97	29.55	30.14
SAST SA MFS Blue Chip Growth Portfolio Class 3	4,556,972	21.39	23.02	94,474,080	0.37	1.00	2.30	28.87	30.56
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	844,619	12.36	25.42	48,088,946	0.92	0.55	1.77	29.48	31.07
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	148,668	52.46	56.60	8,338,235	0.67	1.52	1.97	29.09	29.68
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	7,057,065	19.56	23.48	225,270,232	0.64	1.00	2.30	28.51	30.19
SAST SA MFS Total Return Portfolio Class 1	2,190,385	12.39	22.00	106,304,110	2.23	0.40	1.77	18.25	19.88
SAST SA MFS Total Return Portfolio Class 2	483,185	44.47	48.12	22,991,542	2.13	1.52	1.97	17.78	18.32
SAST SA MFS Total Return Portfolio Class 3	6,910,281	14.82	16.56	184,317,565	2.15	1.00	2.30	17.33	18.86
SAST SA Mid Cap Index Portfolio Class 1	1,255		11.12	13,957	0.00		0.55		24.82
SAST SA Mid Cap Index Portfolio Class 3	695,761	11.07	11.31	7,819,510	0.00	1.00	1.95	22.78	23.95
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,609,167	15.74	16.51	26,550,405	2.35	1.52	1.77	18.52	18.81
SAST SA Morgan Stanley International Equities Portfolio Class 2	578,876	14.87	16.08	9,231,971	2.17	1.52	1.97	18.03	18.56
SAST SA Morgan Stanley International Equities Portfolio Class 3	7,251,764	10.93	11.59	103,291,412	2.31	1.00	2.30	17.46	19.00
SAST SA PIMCO RAE International Value Portfolio Class 2	521,383	17.97	19.69	10,209,894	0.09	1.52	1.97	9.86	10.35
SAST SA PIMCO RAE International Value Portfolio Class 3	23,808,636	9.99	10.80	330,274,799	0.08	1.00	2.30	9.35	10.78
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	83,674,404	11.80	13.23	1,165,508,351	0.00	1.00	2.15	16.24	17.58
SAST SA PineBridge High-Yield Bond Portfolio Class 1	1,062,003	33.65	35.24	37,372,402	7.18	1.52	1.77	12.86	13.15
SAST SA PineBridge High-Yield Bond Portfolio Class 2	228,772	31.64	34.30	7,770,036	6.27	1.52	1.97	12.44	12.95
SAST SA PineBridge High-Yield Bond Portfolio Class 3	4,641,329	12.94	15.25	97,140,054	7.46	1.00	2.30	11.86	13.32
SAST SA Putnam International Growth and Income Portfolio Class 1	1,324,612	12.00	17.87	23,063,747	2.40	1.40	1.77	18.21	18.65
SAST SA Putnam International Growth and Income Portfolio Class 2	272,386	15.84	17.08	4,607,180	2.19	1.52	1.97	17.77	18.31
SAST SA Putnam International Growth and Income Portfolio Class 3	6,012,443	11.37	15.21	89,195,939	2.22	1.10	2.17	17.45	18.72
SAST SA Schroders VCP Global Allocation Portfolio Class 1	14,554	11.99	12.05	174,914	2.09	0.40	0.55	18.67	18.84
SAST SA Schroders VCP Global Allocation Portfolio Class 3	43,336,439	11.44	12.34	551,865,273	1.39	1.00	2.15	16.39	17.73
SAST SA Small Cap Index Portfolio Class 1	3,948	10.85	10.88	42,919	0.00	0.40	0.55	24.00	24.19
SAST SA Small Cap Index Portfolio Class 3	633,638	10.70	10.92	6,875,897	0.00	1.00	1.95	22.10	23.26
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	15,922	12.00	12.04	191,336	1.44	0.40	0.55	23.99	24.17

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2019				For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	15,476,317	11.57	11.82	181,776,562	1.10	1.00	1.95	21.86	23.02
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	6,836		13.03	89,101	1.55		0.55		21.78
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	95,116,540	12.28	13.30	1,305,919,982	1.45	1.00	2.15	19.67	21.06
SAST SA VCP Dynamic Allocation Portfolio Class 1	16,851	12.93	13.03	219,556	0.00	0.55	0.80	19.85	20.15
SAST SA VCP Dynamic Allocation Portfolio Class 3	555,505,119	12.28	14.66	8,625,244,704	0.00	1.00	2.15	17.83	19.20
SAST SA VCP Dynamic Strategy Portfolio Class 1	17,251		12.73	219,559	0.00		0.55		19.07
SAST SA VCP Dynamic Strategy Portfolio Class 3	362,907,326	12.06	14.29	5,476,551,697	0.00	1.00	2.15	16.87	18.22
SAST SA VCP Index Allocation Portfolio Class 3	28,329,526	11.36	11.60	326,664,409	0.08	1.00	1.95	20.62	21.77
SAST SA Wellington Capital Appreciation Portfolio Class 1	2,181,248	12.23	40.76	366,463,071	0.00	0.40	1.77	28.87	30.64
SAST SA Wellington Capital Appreciation Portfolio Class 2	304,837	143.75	156.96	46,493,145	0.00	1.40	1.97	28.40	29.13
SAST SA Wellington Capital Appreciation Portfolio Class 3	7,462,122	23.82	34.70	442,546,761	0.00	1.00	2.30	27.87	29.54
SAST SA Wellington Government and Quality Bond Portfolio Class 1	2,676,704	10.93	14.62	65,858,921	2.23	0.40	1.77	5.44	6.89
SAST SA Wellington Government and Quality Bond Portfolio Class 2	990,332	20.20	21.89	21,491,414	2.14	1.52	1.97	5.10	5.58
SAST SA Wellington Government and Quality Bond Portfolio Class 3	28,013,342	10.69	11.52	439,617,906	2.37	1.00	2.30	4.62	5.99
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	198,764	12.26	72.33	14,244,502	0.00	0.40	1.40	17.42	18.60
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	3,631,790	11.97	12.25	44,056,601	0.00	1.00	1.70	16.87	17.69
SAST SA WellsCap Aggressive Growth Portfolio Class 1	862,406	17.09	33.87	29,155,236	0.00	1.52	1.77	36.81	37.15
SAST SA WellsCap Aggressive Growth Portfolio Class 2	95,439	30.40	32.91	3,113,641	0.00	1.52	1.97	36.34	36.95
SAST SA WellsCap Aggressive Growth Portfolio Class 3	1,279,763	19.13	19.89	29,874,882	0.00	1.00	2.30	35.77	37.55
VALIC Company I International Equities Index Fund	453,139	11.77	11.79	5,326,758	3.32	1.10	1.40	19.61	19.97
VALIC Company I International Socially Responsible Fund	77,005	13.98	14.59	1,112,681	1.79	1.10	1.40	24.23	24.60
VALIC Company I Mid Cap Index Fund	298,461	14.11	15.22	4,437,633	1.36	1.10	1.40	23.96	24.34
VALIC Company I Nasdaq-100 Index Fund	169,983	18.30	21.01	3,496,878	0.39	1.10	1.70	36.33	37.15
VALIC Company I Small Cap Index Fund	243,970	12.87	15.24	3,556,921	1.11	1.10	1.70	23.04	23.78
VALIC Company I Stock Index Fund	787,087	15.28	16.92	13,142,385	1.49	1.10	1.70	28.88	29.66

	December 31, 2018				For the Year Ended December 31, 2018
					Investment
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS American High-Income Trust Class 3	92,070	100.94	103.09	9,485,774	6.15	1.30	1.40	-3.70	-3.60
American Funds IS Asset Allocation Fund Class 2	2,027,113	25.46	26.52	53,635,417	1.66	1.52	1.77	-6.29	-6.05
American Funds IS Asset Allocation Fund Class 3	366,615	79.35	81.05	29,685,528	1.65	1.30	1.40	-5.83	-5.74
American Funds IS Capital Income Builder Class 4	250,680	9.55	10.11	2,525,208	2.45	1.10	1.70	-8.82	-8.27
American Funds IS Global Growth Fund Class 2	3,735,343	35.96	38.70	143,495,683	0.67	1.52	1.97	-10.83	-10.42
American Funds IS Growth Fund Class 2	5,540,310	38.85	41.80	229,575,955	0.45	1.52	1.97	-2.20	-1.76
American Funds IS Growth Fund Class 3	479,248	382.29	390.47	187,004,336	0.52	1.30	1.40	-1.58	-1.48
American Funds IS Growth-Income Fund Class 2	6,574,494	31.25	33.64	219,436,501	1.44	1.52	1.97	-3.71	-3.28
American Funds IS Growth-Income Fund Class 3	554,349	248.36	253.67	140,467,092	1.48	1.30	1.40	-3.09	-3.00
American Funds IS International Fund Class 3	378,965	61.42	62.73	23,747,070	1.73	1.30	1.40	-14.32	-14.23
American Funds IS U.S. Government Securities Fund Class 3	220,852	39.48	40.32	8,898,646	1.73	1.30	1.40	-0.70	-0.60
American Funds IS Ultra-Short Bond Fund Class 3	228,920	19.31	19.72	4,514,142	0.95	1.30	1.40	-0.04	0.06
AST SA PGI Asset Allocation Portfolio Class 1	1,793,441	39.67	41.46	74,336,943	2.56	1.52	1.77	-6.23	-5.99
AST SA PGI Asset Allocation Portfolio Class 2	109,306	37.45	40.41	4,326,410	2.40	1.52	1.97	-6.53	-6.11
AST SA PGI Asset Allocation Portfolio Class 3	1,723,951	12.73	15.37	38,510,997	2.41	1.00	2.30	-6.94	-5.72
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	41,385	9.98	10.69	435,002	0.62	1.10	1.70	-6.79	-6.22
BlackRock Global Allocation V.I. Fund Class III	227,133	9.61	10.25	2,261,002	0.89	1.10	1.70	-9.15	-8.60
Columbia VP Dividend Opportunity Fund Class 1	86,513	17.06	17.85	1,537,452	0.00	1.52	1.77	-7.39	-7.16
Columbia VP Emerging Markets Bond Fund Class 2	7,341	10.14	10.38	76,171	8.83	1.10	1.70	-8.95	-8.40
Columbia VP Income Opportunities Fund Class 1	382,858	22.55	24.80	9,306,131	5.04	1.52	2.17	-5.83	-5.21
Columbia VP Large Cap Growth Fund Class 1	1,625,494	12.27	12.49	20,238,170	0.00	1.52	2.17	-6.01	-5.40
Columbia VP Limited Duration Credit Fund Class 2	26,182	9.79	9.86	258,065	3.06	1.10	1.35	-1.36	-1.12
Columbia VP Overseas Core Fund Class 2	116,243	9.90	9.96	1,157,471	2.54	1.52	1.77	-18.28	-18.08
Columbia VP Select Mid Cap Growth Opportunity Fund Class 1	17,904	16.93	19.35	340,403	0.00	1.52	2.02	-6.69	-6.21
Columbia VP Small Company Growth Fund Class 1	29,151	21.91	22.93	663,985	0.00	1.52	1.77	-3.49	-3.24
CTIVP® Principal Blue Chip Growth Fund Class 1	126,507	13.07	13.16	1,661,792	0.00	1.52	1.77	-4.12	-3.88
Delaware Ivy VIP Asset Strategy Class II	40,786	9.00	9.51	381,131	2.09	1.10	1.70	-7.04	-6.48
FTVIP Franklin Allocation VIP Fund Class 2	2,974,892	11.63	13.27	37,671,148	3.24	1.10	2.30	-11.71	-10.64
FTVIP Franklin Income VIP Fund Class 2	8,438,188	11.57	12.95	119,326,659	4.91	1.00	2.30	-6.49	-5.26
FTVIP Franklin Strategic Income VIP Fund Class 2	78,987	9.77	10.00	780,788	2.24	1.10	1.70	-3.79	-3.21
Goldman Sachs VIT Government Money Market Fund Institutional Shares	70,384		10.14	713,660	0.31		0.55		1.17
Goldman Sachs VIT Government Money Market Fund Service Shares	8,510,198	9.69	9.91	83,717,300	1.31	1.10	1.95	-0.49	0.37
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	88,650	8.66	8.75	773,374	2.25	1.10	1.70	-8.67	-8.12
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	4,879	9.75	10.36	50,390	0.69	1.10	1.35	-5.63	-5.39
Invesco V.I. American Franchise Fund Series II	863,349	16.38	20.03	17,796,063	0.00	1.10	2.30	-6.09	-4.95
Invesco V.I. Balanced-Risk Allocation Fund Series II	74,606	10.21	10.63	784,492	1.50	1.10	1.40	-8.02	-7.74
Invesco V.I. Comstock Fund Series II	13,750,195	13.28	15.09	255,260,543	1.47	1.10	2.30	-14.37	-13.33
Invesco V.I. Growth and Income Fund Series II	17,989,340	13.27	15.07	353,879,831	1.82	1.10	2.30	-15.57	-14.54
Lord Abbett Bond Debenture Portfolio Class VC	100,706	10.39	11.10	1,111,216	5.28	1.10	1.70	-5.65	-5.08
Lord Abbett Fundamental Equity Portfolio Class VC	23,422	10.96	11.44	266,826	1.57	1.10	1.40	-9.44	-9.17
Lord Abbett Growth and Income Portfolio Class VC	8,937,979	13.55	13.81	154,146,994	1.34	1.00	2.30	-10.25	-9.06

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2018				For the Year Ended December 31, 2018
					Investment
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Lord Abbett Mid Cap Stock Portfolio Class VC	625,120	18.96	19.77	12,326,676	0.65	1.52	1.77	-16.54	-16.33
Lord Abbett Short Duration Income Portfolio Class VC	171,712	9.97	10.24	1,748,919	4.07	1.10	1.70	-0.56	0.04
Morgan Stanley VIF Global Infrastructure Portfolio Class II	108,208	9.17	9.93	1,060,626	2.93	1.10	1.70	-9.45	-8.90
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	93,968	8.56	8.93	834,488	0.00	1.10	1.70	-8.36	-7.81
PIMCO All Asset Portfolio Advisor Class	4,334	10.15	10.18	44,132	3.47	1.10	1.35	-6.72	-6.49
PIMCO Dynamic Bond Portfolio Advisor Class	83,765	10.17	10.39	865,952	2.80	1.10	1.70	-0.79	-0.19
PIMCO Emerging Markets Bond Portfolio Advisor Class	22,441	10.57	10.86	237,457	4.36	1.10	1.40	-6.16	-5.88
PVC Diversified International Account Class 1	83,344	7.16	7.63	629,548	2.20	1.40	1.80	-19.02	-18.69
PVC Equity Income Account Class 1	585,103	17.61	18.88	10,949,628	1.88	1.40	1.80	-6.72	-6.34
PVC Equity Income Account Class 2	384,146	16.42	16.99	6,616,984	1.75	1.52	1.95	-7.08	-6.68
PVC Government & High Quality Bond Account Class 1	178,972	8.08	8.65	1,508,552	3.52	1.40	1.80	-0.90	-0.50
PVC MidCap Account Class 1	65,169	22.79	24.42	1,565,530	0.27	1.40	1.80	-8.22	-7.85
PVC MidCap Account Class 2	31,145	21.22	22.73	702,572	0.05	1.55	1.95	-8.60	-8.23
PVC Principal Capital Appreciation Account Class 1	343,884	23.85	25.58	8,741,294	1.17	1.40	1.80	-5.14	-4.76
PVC Principal Capital Appreciation Account Class 2	78,200	22.19	23.77	1,843,740	0.96	1.55	1.95	-5.51	-5.13
PVC Real Estate Securities Account Class 1	11,015	30.66	32.74	359,551	1.86	1.40	1.80	-5.93	-5.55
PVC Real Estate Securities Account Class 2	6,759	30.22	31.26	210,152	1.47	1.55	1.70	-6.09	-5.95
PVC SAM Balanced Portfolio Class 1	1,715,857	15.01	16.10	26,908,063	3.13	1.40	1.80	-6.75	-6.37
PVC SAM Balanced Portfolio Class 2	1,628,873	14.06	15.13	24,368,794	2.97	1.52	1.95	-7.09	-6.69
PVC SAM Conservative Balanced Portfolio Class 1	251,091	10.35	11.09	2,740,149	3.39	1.40	1.80	-5.22	-4.84
PVC SAM Conservative Balanced Portfolio Class 2	289,548	9.70	14.54	3,004,255	3.23	1.52	1.95	-5.62	-5.21
PVC SAM Conservative Growth Portfolio Class 1	750,535	16.11	17.27	12,656,289	2.84	1.40	1.80	-8.30	-7.93
PVC SAM Conservative Growth Portfolio Class 2	851,118	15.04	16.16	13,549,050	2.55	1.52	1.95	-8.63	-8.23
PVC SAM Flexible Income Portfolio Class 1	384,409	11.62	12.47	4,675,908	3.85	1.40	1.80	-3.73	-3.34
PVC SAM Flexible Income Portfolio Class 2	407,965	10.90	14.41	4,747,560	3.73	1.52	1.95	-4.10	-3.68
PVC SAM Strategic Growth Portfolio Class 1	160,039	17.54	18.78	2,954,716	2.20	1.40	1.80	-10.24	-9.88
PVC SAM Strategic Growth Portfolio Class 2	311,190	16.38	17.65	5,389,174	2.17	1.52	1.95	-10.64	-10.25
PVC Short-Term Income Account Class 1	218,942	7.33	7.86	1,647,806	1.94	1.40	1.80	-0.79	-0.39
PVC SmallCap Account Class 1	38,198	11.73	12.56	468,247	0.30	1.40	1.80	-12.49	-12.14
PVC SmallCap Account Class 2	24,566	10.96	11.69	286,110	0.09	1.55	1.95	-12.89	-12.54
SST SA Allocation Balanced Portfolio Class 3	8,015,704	10.02	13.47	117,529,485	4.50	1.00	2.30	-6.14	-4.90
SST SA Allocation Growth Portfolio Class 1	12,900		10.59	136,656	3.97		0.55		-7.42
SST SA Allocation Growth Portfolio Class 3	5,568,909	10.08	14.70	88,235,297	4.32	1.00	2.15	-9.18	-8.13
SST SA Allocation Moderate Growth Portfolio Class 1	2,624		10.53	27,629	4.46		0.55		-6.25
SST SA Allocation Moderate Growth Portfolio Class 3	12,410,306	10.07	13.71	184,982,706	4.25	1.00	2.30	-8.08	-6.87
SST SA Allocation Moderate Portfolio Class 1	—		11.35	—	0.00		0.55		2.42
SST SA Allocation Moderate Portfolio Class 3	11,146,630	10.07	13.73	166,597,503	4.30	1.00	2.30	-7.13	-5.91
SST SA American Century Inflation Protection Portfolio Class 3	23,246,639	9.90	10.28	259,394,966	3.35	1.00	2.30	-2.49	-1.20
SST SA Columbia Focused Value Portfolio Class 3	10,059	11.14	12.11	120,245	4.28	1.10	1.70	-13.63	-13.11
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	17,128	9.96	10.17	171,227	2.03	0.00	0.00	0.00	0.00
SST SA Multi-Managed International Equity Portfolio Class 3	39,785	9.59	9.61	379,801	2.70	0.00	0.00	0.00	0.00
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	10,417	12.70	13.48	136,207	0.40	0.00	0.00	0.00	0.00
SST SA Multi-Managed Large Cap Value Portfolio Class 3	19,081	10.56	11.03	204,053	2.10	0.00	0.00	0.00	0.00
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	29,475	11.92	12.78	366,656	0.00	0.00	0.00	0.00	0.00
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	27,240	10.18	10.86	290,090	0.69	0.00	0.00	0.00	0.00
SST SA Multi-Managed Small Cap Portfolio Class 3	20,102	9.82	11.28	222,228	0.00	0.00	0.00	0.00	0.00
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 1	20,206	10.57	10.60	213,707	2.17	0.00	0.00	0.00	0.00
SST SA Putnam Asset Allocation Diversified Growth Portfolio Class 3	4,285,300	10.80	11.03	46,933,229	2.38	0.00	0.00	0.00	0.00
SST SA T. Rowe Price Growth Stock Portfolio Class 3	25,208	12.53	14.49	359,324	0.00	1.10	1.70	-3.10	-2.52
SAST SA AB Growth Portfolio Class 1	3,443,973	21.09	80.56	275,198,633	0.00	1.52	1.77	0.51	0.77
SAST SA AB Growth Portfolio Class 2	508,844	72.60	80.29	39,379,869	0.00	1.40	1.97	0.15	0.73
SAST SA AB Growth Portfolio Class 3	6,618,140	19.90	22.98	307,040,245	0.00	1.00	2.30	-0.28	1.04
SAST SA AB Small & Mid Cap Value Portfolio Class 2	309,550	30.80	33.18	10,195,432	0.51	1.52	1.97	-16.90	-16.52
SAST SA AB Small & Mid Cap Value Portfolio Class 3	13,241,903	13.29	18.04	323,869,520	0.32	1.00	2.30	-17.26	-16.17
SAST SA American Funds Asset Allocation Portfolio Class 1	66,637	10.66	10.69	710,711	5.38	0.40	0.55	-5.14	-5.00
SAST SA American Funds Asset Allocation Portfolio Class 3	42,900,760	13.22	15.23	721,085,470	3.09	1.00	2.30	-7.05	-5.83
SAST SA American Funds Global Growth Portfolio Class 3	17,769,533	14.06	17.12	328,237,498	1.15	1.00	2.30	-11.35	-10.18
SAST SA American Funds Growth Portfolio Class 1	6,005		9.46	56,785	5.55		0.55		-5.44
SAST SA American Funds Growth Portfolio Class 3	13,489,990	17.21	19.47	284,102,252	0.94	1.00	2.30	-2.80	-1.52
SAST SA American Funds Growth-Income Portfolio Class 1	4,976		9.49	47,237	14.80		0.55		-5.07
SAST SA American Funds Growth-Income Portfolio Class 3	11,818,330	16.12	17.52	223,453,052	2.71	1.00	2.30	-4.29	-3.03
SAST SA American Funds VCP Managed Allocation Portfolio Class 1	3,209		10.53	33,789	3.37		0.55		-5.42
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	111,175,437	10.09	12.48	1,455,963,780	1.60	1.00	2.15	-7.16	-6.08
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 1	1,096	10.27	10.32	11,316	1.79	0.55	0.80	-6.30	-6.06
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	57,785,191	9.89	10.44	617,386,703	1.13	1.00	2.15	-7.77	-6.70
SAST SA Columbia Technology Portfolio Class 1	1,824,181	5.28	5.52	10,066,837	0.00	1.52	1.77	-9.77	-9.54
SAST SA Columbia Technology Portfolio Class 2	672,291	4.98	5.49	3,579,530	0.00	1.40	1.97	-10.09	-9.58
SAST SA Columbia Technology Portfolio Class 3	3,462,048	21.45	21.86	38,978,966	0.00	1.10	2.30	-10.44	-9.35
SAST SA DFA Ultra Short Bond Portfolio Class 1	2,172,845	10.06	11.36	25,796,887	1.01	0.80	1.77	-0.25	0.73
SAST SA DFA Ultra Short Bond Portfolio Class 2	611,587	10.76	11.58	7,017,812	1.07	1.52	1.97	-0.62	-0.17
SAST SA DFA Ultra Short Bond Portfolio Class 3	15,119,441	7.87	9.45	143,712,140	0.81	1.00	2.30	-1.08	0.22
SAST SA Emerging Markets Equity Index Portfolio Class 3	54,845	8.50	8.53	466,837	1.24	1.10	1.55	-14.97	-14.71
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,491,059	28.61	29.93	44,558,381	4.10	1.52	1.77	-4.56	-4.32

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2018				For the Year Ended December 31, 2018
					Investment
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Federated Hermes Corporate Bond Portfolio Class 2	416,786	27.08	29.19	12,046,973	3.88	1.52	1.97	-4.87	-4.44
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	26,035,265	10.88	15.24	521,623,142	4.01	1.00	2.30	-5.28	-4.03
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	530,039	33.04	34.57	18,311,806	2.35	1.52	1.77	-8.11	-7.88
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 2	131,542	31.29	33.70	4,383,222	2.20	1.52	1.97	-8.44	-8.02
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	8,050,829	10.86	11.56	141,767,083	2.12	1.10	2.30	-8.88	-7.77
SAST SA Fixed Income Index Portfolio Class 3	726,349	9.74	9.84	7,114,280	4.22	1.00	1.80	-2.66	-1.87
SAST SA Fixed Income Intermediate Index Portfolio Class 3	904,133	9.76	9.86	8,881,226	3.42	1.00	1.80	-1.47	-0.68
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	4,500,717	20.68	62.70	279,867,530	1.73	1.52	1.77	-10.25	-10.02
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 2	574,400	56.57	62.46	34,755,204	1.58	1.40	1.97	-10.59	-10.08
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	11,611,118	14.40	15.59	343,641,816	1.44	1.10	2.30	-10.94	-9.86
SAST SA Franklin Small Company Value Portfolio Class 3	8,627,581	12.93	15.19	136,229,785	0.72	1.00	2.30	-15.00	-13.88
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	784,425	29.08	30.42	23,839,608	2.45	1.52	1.77	-2.06	-1.82
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 2	163,784	27.62	29.70	4,813,297	2.19	1.52	1.97	-2.38	-1.94
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	3,860,528	16.49	22.83	98,522,734	2.19	1.00	2.30	-2.83	-1.55
SAST SA Franklin Tactical Opportunities Portfolio Class 1	2,943	9.66	9.68	28,446	1.80	0.40	0.55	-6.24	-6.10
SAST SA Franklin Tactical Opportunities Portfolio Class 3	2,154,110	9.50	9.58	20,557,995	2.35	1.00	1.70	-7.55	-6.90
SAST SA Global Index Allocation 60/40 Portfolio Class 1	5,561		9.40	52,293	0.20		0.55		-5.97
SAST SA Global Index Allocation 60/40 Portfolio Class 3	1,263,733	9.31	9.36	11,800,590	2.67	1.00	1.70	-6.88	-6.44
SAST SA Global Index Allocation 75/25 Portfolio Class 1	819		9.21	7,546	0.00		0.55		-7.91
SAST SA Global Index Allocation 75/25 Portfolio Class 3	1,603,092	9.11	9.17	14,673,510	2.66	1.00	1.95	-8.89	-8.31
SAST SA Global Index Allocation 90/10 Portfolio Class 1	1,766	9.01	9.02	15,929	3.06	0.40	0.55	-9.88	-9.79
SAST SA Global Index Allocation 90/10 Portfolio Class 3	6,171,131	8.92	8.97	55,235,714	2.69	1.00	1.70	-10.75	-10.33
SAST SA Goldman Sachs Global Bond Portfolio Class 1	791,876	10.23	13.71	17,196,182	3.78	0.55	1.77	-4.20	-3.02
SAST SA Goldman Sachs Global Bond Portfolio Class 2	164,951	19.78	21.28	3,468,947	3.68	1.52	1.97	-4.50	-4.07
SAST SA Goldman Sachs Global Bond Portfolio Class 3	14,384,149	9.58	10.93	194,760,814	3.84	1.00	2.30	-4.94	-3.69
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 1	701		9.43	6,613	1.33		0.40		-8.66
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	853,362	9.22	9.33	7,931,309	1.93	1.00	1.95	-10.31	-9.44
SAST SA Index Allocation 60/40 Portfolio Class 1	3,248		10.52	34,164	3.32		0.55		-5.15
SAST SA Index Allocation 60/40 Portfolio Class 3	5,946,132	10.24	10.38	61,387,538	4.27	1.00	1.70	-6.49	-5.83
SAST SA Index Allocation 80/20 Portfolio Class 1	97,002	10.60	10.63	1,029,125	3.61	0.40	0.55	-7.00	-6.86
SAST SA Index Allocation 80/20 Portfolio Class 3	11,725,309	10.26	10.45	121,890,431	4.11	1.00	1.95	-8.58	-7.70
SAST SA Index Allocation 90/10 Portfolio Class 1	152,518	10.64	10.67	1,622,924	6.29	0.40	0.55	-8.00	-7.86
SAST SA Index Allocation 90/10 Portfolio Class 3	34,522,396	10.31	10.50	360,711,595	4.27	1.00	1.95	-9.48	-8.61
SAST SA International Index Portfolio Class 3	125,090	8.73	8.77	1,094,458	3.94	1.15	1.55	-15.59	-15.25
SAST SA Invesco Growth Opportunities Portfolio Class 1	617,701	10.43	10.91	6,730,249	0.00	1.52	1.77	-6.44	-6.20
SAST SA Invesco Growth Opportunities Portfolio Class 2	216,380	9.87	10.65	2,281,204	0.00	1.52	1.97	-6.71	-6.28
SAST SA Invesco Growth Opportunities Portfolio Class 3	7,673,370	14.20	18.64	110,610,502	0.00	1.10	2.30	-7.19	-6.06
SAST SA Invesco Main Street Large Cap Portfolio Class 1	593,991	33.15	34.69	20,578,242	1.13	1.52	1.77	-9.49	-9.26
SAST SA Invesco Main Street Large Cap Portfolio Class 2	86,357	31.35	33.82	2,896,117	0.93	1.52	1.97	-9.81	-9.40
SAST SA Invesco Main Street Large Cap Portfolio Class 3	2,210,779	14.71	16.22	48,483,895	0.87	1.00	2.30	-10.22	-9.04
SAST SA Invesco VCP Equity-Income Portfolio Class 1	1,750		9.69	16,959	3.40		0.55		-10.41
SAST SA Invesco VCP Equity-Income Portfolio Class 3	96,209,892	9.47	11.30	1,135,065,130	2.62	1.00	2.15	-12.09	-11.07
SAST SA Janus Focused Growth Portfolio Class 1	440,267	21.48	22.47	9,881,710	0.00	1.52	1.77	-0.47	-0.22
SAST SA Janus Focused Growth Portfolio Class 2	371,093	20.99	21.89	8,055,511	0.00	1.52	1.77	-0.65	-0.40
SAST SA Janus Focused Growth Portfolio Class 3	4,079,713	15.27	18.27	82,938,277	0.00	1.00	2.30	-1.27	0.03
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	1,418,413	10.25	13.94	36,219,428	1.56	0.55	1.77	-9.33	-8.21
SAST SA JPMorgan Diversified Balanced Portfolio Class 2	252,488	23.38	25.18	6,271,020	1.37	1.52	1.97	-9.67	-9.26
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	7,060,639	12.72	14.83	123,595,292	1.48	1.00	2.30	-10.07	-8.89
SAST SA JPMorgan Emerging Markets Portfolio Class 1	971,631	17.10	26.77	17,399,983	2.11	1.52	1.77	-20.82	-20.62
SAST SA JPMorgan Emerging Markets Portfolio Class 2	174,821	16.18	17.43	3,018,765	1.96	1.52	1.97	-21.06	-20.70
SAST SA JPMorgan Emerging Markets Portfolio Class 3	7,481,053	9.17	9.81	97,478,253	1.99	1.00	2.30	-21.41	-20.38
SAST SA JPMorgan Equity-Income Portfolio Class 1	1,841,880	17.17	56.62	102,760,897	2.11	1.52	1.77	-6.15	-5.91
SAST SA JPMorgan Equity-Income Portfolio Class 2	136,711	51.06	55.10	7,447,510	1.98	1.52	1.97	-6.47	-6.04
SAST SA JPMorgan Equity-Income Portfolio Class 3	5,403,489	15.31	16.91	116,686,445	1.86	1.00	2.30	-6.87	-5.64
SAST SA JPMorgan Global Equities Portfolio Class 1	1,127,984	28.53	29.85	33,573,442	1.86	1.52	1.77	-12.64	-12.42
SAST SA JPMorgan Global Equities Portfolio Class 2	102,374	27.09	29.77	2,977,589	1.67	1.40	1.97	-12.93	-12.43
SAST SA JPMorgan Global Equities Portfolio Class 3	1,436,925	12.22	12.60	24,786,516	1.60	1.00	2.30	-13.33	-12.19
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	1,166,514	27.67	28.89	33,662,563	2.38	1.52	1.77	-2.30	-2.06
SAST SA JPMorgan MFS Core Bond Portfolio Class 2	177,657	26.94	28.14	4,960,688	2.30	1.52	1.77	-2.45	-2.21
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	36,443,133	10.02	12.59	579,599,929	2.23	1.00	2.30	-2.97	-1.69
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	1,238,303	13.47	23.64	29,053,754	0.00	1.52	1.77	-6.56	-6.32
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 2	467,787	21.35	23.55	10,662,385	0.00	1.40	1.97	-6.91	-6.37
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	4,129,355	15.79	21.25	93,285,308	0.00	1.00	2.30	-7.29	-6.07
SAST SA Large Cap Growth Index Portfolio Class 3	28,048	9.57	9.60	268,780	0.59	1.00	1.55	-4.34	-3.99
SAST SA Large Cap Index Portfolio Class 3	989,431	9.79	9.85	9,708,834	4.23	1.15	1.70	-6.60	-6.08
SAST SA Large Cap Value Index Portfolio Class 3	53,221	9.27	9.30	494,134	1.42	1.10	1.70	-7.34	-6.97
SAST SA MFS Blue Chip Growth Portfolio Class 1	542,748	11.45	14.57	6,575,065	0.42	1.52	1.77	-6.92	-6.69
SAST SA MFS Blue Chip Growth Portfolio Class 2	190,402	10.86	11.69	2,205,767	0.24	1.52	1.97	-7.31	-6.89
SAST SA MFS Blue Chip Growth Portfolio Class 3	5,236,314	16.39	17.86	82,905,041	0.15	1.00	2.30	-7.65	-6.43
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	909,834	19.63	44.76	40,520,445	0.83	1.52	1.77	-7.05	-6.81
SAST SA MFS Massachusetts Investors Trust Portfolio Class 2	148,627	40.64	43.65	6,427,721	0.64	1.52	1.97	-7.40	-6.98
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	8,507,113	15.03	18.27	210,166,265	0.54	1.00	2.30	-7.80	-6.58
SAST SA MFS Total Return Portfolio Class 1	2,137,865	10.33	18.61	87,756,849	2.10	0.40	1.77	-7.42	-6.13

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2018				For the Year Ended December 31, 2018
					Investment
		Unit Value ($)(a)(f)		Net	Income	Ratio (%)(d)(f)		Return (%)(e)(f)

Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA MFS Total Return Portfolio Class 2	572,961	37.75	40.67	23,067,850	1.92	1.52	1.97	-7.72	-7.31
SAST SA MFS Total Return Portfolio Class 3	6,598,640	12.47	14.11	152,963,635	1.91	1.00	2.30	-8.14	-6.93
SAST SA Mid Cap Index Portfolio Class 3	197,838	9.02	9.11	1,797,752	1.46	1.15	1.95	-13.57	-12.87
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,612,319	13.28	13.89	22,389,028	1.24	1.52	1.77	-15.48	-15.27
SAST SA Morgan Stanley International Equities Portfolio Class 2	566,991	12.60	13.56	7,621,150	1.09	1.52	1.97	-15.72	-15.34
SAST SA Morgan Stanley International Equities Portfolio Class 3	7,888,603	9.30	9.74	95,609,192	0.97	1.00	2.30	-16.10	-15.00
SAST SA PIMCO RAE International Value Portfolio Class 2	578,168	16.35	17.84	10,260,925	4.46	1.52	1.97	-17.95	-17.58
SAST SA PIMCO RAE International Value Portfolio Class 3	25,411,192	9.14	9.75	317,735,460	4.31	1.00	2.30	-18.27	-17.19
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	88,710,369	10.03	11.38	1,054,290,448	2.93	1.00	2.15	-9.16	-8.10
SAST SA PineBridge High-Yield Bond Portfolio Class 1	987,009	29.82	31.15	30,708,725	6.90	1.52	1.77	-5.58	-5.34
SAST SA PineBridge High-Yield Bond Portfolio Class 2	197,249	28.14	30.36	5,917,414	6.26	1.52	1.97	-5.88	-5.45
SAST SA PineBridge High-Yield Bond Portfolio Class 3	4,867,974	11.36	13.63	90,796,360	6.52	1.10	2.30	-6.25	-5.11
SAST SA Putnam International Growth and Income Portfolio Class 1	1,424,717	10.15	14.79	20,886,374	3.09	1.52	1.77	-19.09	-18.89
SAST SA Putnam International Growth and Income Portfolio Class 2	258,723	13.45	14.44	3,697,007	2.84	1.52	1.97	-19.37	-19.00
SAST SA Putnam International Growth and Income Portfolio Class 3	6,858,882	7.73	9.58	86,408,531	2.76	1.10	2.30	-19.70	-18.72
SAST SA Schroders VCP Global Allocation Portfolio Class 1	6,862		10.11	69,348	0.15		0.55		-9.30
SAST SA Schroders VCP Global Allocation Portfolio Class 3	44,346,231	9.72	10.60	481,249,786	2.12	1.00	2.15	-10.96	-9.93
SAST SA Small Cap Index Portfolio Class 3	193,101	8.76	8.86	1,704,304	1.04	1.00	1.95	-13.60	-12.77
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 1	7,267	9.68	9.70	70,374	1.11	0.40	0.55	-6.11	-5.96
SAST SA T. Rowe Price Asset Allocation Growth Portfolio Class 3	8,728,063	9.50	9.61	83,563,828	1.40	1.00	1.95	-7.56	-6.67
SAST SA T. Rowe Price VCP Balanced Portfolio Class 1	5,537		10.70	59,261	3.32		0.55		-7.29
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	91,427,715	10.15	11.11	1,040,229,342	2.76	1.00	2.15	-9.09	-8.03
SAST SA VCP Dynamic Allocation Portfolio Class 1	17,131	10.79	10.84	185,778	8.05	0.55	0.80	-7.37	-7.14
SAST SA VCP Dynamic Allocation Portfolio Class 3	613,923,310	10.30	12.44	8,026,805,557	3.70	1.00	2.15	-8.82	-7.75
SAST SA VCP Dynamic Strategy Portfolio Class 1	17,381		10.69	185,780	8.36		0.55		-7.48
SAST SA VCP Dynamic Strategy Portfolio Class 3	398,620,387	10.20	12.23	5,106,622,977	3.84	1.00	2.15	-9.17	-8.11
SAST SA VCP Index Allocation Portfolio Class 3	18,479,638	9.42	9.53	175,476,252	4.95	1.00	1.95	-9.22	-8.35
SAST SA Wellington Capital Appreciation Portfolio Class 1	2,068,924	31.63	122.29	248,755,581	0.00	1.52	1.77	-2.50	-2.26
SAST SA Wellington Capital Appreciation Portfolio Class 2	311,492	111.96	121.55	36,836,898	0.00	1.40	1.97	-2.83	-2.27
SAST SA Wellington Capital Appreciation Portfolio Class 3	7,461,856	18.39	27.14	365,803,763	0.00	1.00	2.30	-3.25	-1.98
SAST SA Wellington Government and Quality Bond Portfolio Class 1	2,354,788	13.87	21.23	49,625,212	2.01	1.52	1.77	-1.70	-1.46
SAST SA Wellington Government and Quality Bond Portfolio Class 2	893,686	19.22	20.73	18,364,951	1.83	1.52	1.97	-2.05	-1.61
SAST SA Wellington Government and Quality Bond Portfolio Class 3	27,592,588	10.09	11.02	414,808,827	1.82	1.00	2.30	-2.49	-1.21
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	2,651,239	10.24	10.40	27,408,241	1.58	1.00	1.70	-9.37	-8.73
SAST SA WellsCap Aggressive Growth Portfolio Class 1	836,002	12.50	24.70	20,601,768	0.00	1.52	1.77	-8.43	-8.20
SAST SA WellsCap Aggressive Growth Portfolio Class 2	104,285	22.30	24.03	2,485,307	0.00	1.52	1.97	-8.78	-8.36
SAST SA WellsCap Aggressive Growth Portfolio Class 3	1,184,264	14.09	14.38	20,503,098	0.00	1.10	2.30	-9.15	-8.05
VALIC Company I International Equities Index Fund	443,827	9.81	9.86	4,353,291	2.01	1.10	1.40	-14.95	-14.69
VALIC Company I International Socially Responsible Fund	76,339	11.25	11.71	885,948	1.73	1.10	1.40	-9.73	-9.46
VALIC Company I Mid Cap Index Fund	296,952	11.38	12.24	3,557,636	1.10	1.10	1.40	-12.67	-12.41
VALIC Company I Nasdaq-100 Index Fund	167,014	13.42	15.32	2,507,370	0.54	1.10	1.70	-2.31	-1.72
VALIC Company I Small Cap Index Fund	251,376	10.46	12.31	2,968,420	1.00	1.10	1.70	-12.73	-12.20
VALIC Company I Stock Index Fund	776,807	11.86	13.05	10,022,502	1.78	1.10	1.70	-6.33	-5.77

(a)

Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)	These amounts represent the net asset value before adjustments allocated to the contracts in payout period.

(c)

These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.

(d)

These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to the contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.

(e)

These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

(f)	A blank in the lowest unit value, lowest expense ratio and lowest total return columns indicates that the lowest value is the same as the highest value.

7.	Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative

VARIABLE SEPARATE ACCOUNT

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through the date the financial statements were issued.

 American General Life Insurance Company

(An indirect wholly owned subsidiary of Corebridge Financial, Inc.)

Statutory Financial Statements and

Supplemental Information and

Report of Independent Auditors

At December 31, 2022 and 2021 and

for each of the three years ended December 31, 2022

AMERICAN GENERAL LIFE INSURANCE COMPANY

1

Report of Independent Auditors

To the Board of Directors and Shareholder of American General Life Insurance Company

Opinion

We have audited the accompanying statutory financial statements of American General Life Insurance Company (the “Company”), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2022.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017

T: 646 471 3000; F: 813 286 6000, www.pwc.com/us

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.
●

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

●

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

●

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of assets and liabilities, investment risk interrogatories, summary investment schedule, and schedule of reinsurance disclosures (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2022 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 25, 2023

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	December 31,
(in millions)	2022	2021
Admitted assets
Cash and investments
Bonds	$108,455	$107,774
Preferred stock	93	91
Common stock	927	1,144
Cash, cash equivalents and short-term investments	951	802
Mortgage loans	25,131	22,276
Real estate	9	9
Contract loans	1,138	1,164
Derivatives	466	1,082
Securities lending reinvested collateral assets	—	1,727
Derivative cash collateral	1,574	36
Other invested assets	8,026	6,681
Total cash and investments	146,770	142,786
Amounts recoverable from reinsurers	270	338
Amounts receivable under reinsurance contracts	492	272
Current federal income tax recoverable	232	—
Deferred tax asset	1,087	854
Due and accrued investment income	1,136	1,029
Premiums due, deferred and uncollected	153	152
Receivables from affiliates	263	136
Other assets	1,515	1,239
Separate account assets	59,701	70,298
Total admitted assets	$211,619	$217,104

See accompanying Notes to Statutory Financial Statements.

4

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

	December 31,
(in millions, except per share data)	2022	2021
Liabilities
Policy reserves and contractual liabilities
Life and annuity reserves	$108,850	$104,080
Liabilities for deposit-type contracts	12,316	12,327
Accident and health reserves	711	736
Premiums received in advance	10	9
Policy and contract claims	715	752
Policyholder dividends	17	14
Total policy reserves and contractual liabilities	122,619	117,918
Payable to affiliates	483	333
Interest maintenance reserve	1,804	2,232
Federal income taxes payable	—	201
Derivatives	807	223
Payable for securities lending	—	2,426
Repurchase agreements	1,725	120
Collateral for derivatives program	205	494
Funds held under coinsurance	11,826	11,690
Accrued expenses and other liabilities	2,424	2,230
Net transfers from separate accounts due or accrued	(1,323)	(1,895)
Asset valuation reserve	1,681	2,302
Separate account liabilities	59,618	70,298
Total liabilities	201,869	208,572
Commitments and contingencies (see Note 21)

Capital and surplus
Common stock, $10 par value; 600,000 shares authorized, issued and outstanding	6	6
Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding	1	1
Gross paid-in and contributed surplus	5,410	3,510
Special surplus funds	916	126
Unassigned surplus	3,417	4,889
Total capital and surplus	9,750	8,532
Total liabilities and capital and surplus	$211,619	$217,104

See accompanying Notes to Statutory Financial Statements.

5

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	December 31,
(in millions)	2022	2021	2020
Revenues
Premiums and annuity considerations	$39,948	$15,409	$10,941
Net investment income	7,172	7,503	6,035
Amortization of interest maintenance reserve	123	162	151
Reserve adjustments on reinsurance ceded	(2,112)	(2,273)	(2,069)
Commissions and expense allowances	779	703	646
Separate account fees	1,648	1,845	1,422
Other income	741	578	503
Total revenues	48,299	23,927	17,629
Benefits and expenses
Death benefits	811	736	811
Annuity benefits	2,652	2,806	2,563
Surrender benefits	9,350	8,453	6,857
Other benefits	692	668	668
Change in reserves	4,769	2,729	3,672
Commissions	2,672	1,099	962
General insurance expenses	928	978	928
Net transfers to (from) separate accounts	1,109	1,682	273
Modco reinsurance assumed	22,366
Other expenses	445	704	602
Total benefits and expenses	45,794	19,855	17,336
Net gain from operations before dividends to policyholders and federal income taxes	2,505	4,072	293

Dividends to policyholders	6	1	3
Net gain from operations after dividends to policyholders and before federal income taxes	2,499	4,071	290

Federal income tax expense	518	1,422	961
Net gain (loss) from operations	1,981	2,649	(671)

Net realized capital (losses) gains, net of tax after transfers to interest maintenance reserves	(1,190)	(405)	640
Net income (loss)	$791	$2,244	$(31)

See accompanying Notes to Statutory Financial Statements.

6

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(in millions)	Common & Preferred Stock	Gross Paid- In and Contributed Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance, January 1, 2020	$7	$3,510	$—	$2,772	6,289
Net loss	—	—	—	(31)	(31)
Change in net unrealized capital gains (losses)	—	—	—	155	155
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	351	351
Change in deferred tax	—	—	—	850	850
Change in non-admitted assets	—	—	—	(643)	(643)
Change in reserve on account of change in valuation basis	—	—	—	47	47
Change in asset valuation reserve	—	—	—	(139)	(139)
Change in surplus from separate accounts	—	—	—	204	204
Other changes in surplus in separate accounts	—	—	—	(204)	(204)
Change is surplus as a result of reinsurance	—	—	—	(5)	(5)
Prior period corrections (see Note 2)	—	—	—	31	31
Reinsurance permitted practice	—	—	—	353	353
Other changes	—	—	(128)	381	253
Balance, December 31, 2020	$7	$3,510	$(128)	$4,122	$7,511
Net income	—	—	—	2,244	2,244
Change in net unrealized capital gains (losses)	—	—	—	206	206
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	(267)	(267)
Change in deferred tax	—	—	—	853	853
Change in non-admitted assets	—	—	—	(587)	(587)
Change in asset valuation reserve	—	—	—	(205)	(205)
Change in surplus from separate accounts	—	—	—	450	450
Other changes in surplus in separate accounts	—	—	—	(450)	(450)
Change in surplus as a result of reinsurance	—	—	—	(2)	(2)
Dividends	—	—	—	(1,045)	(1,045)
Prior period corrections (see Note 2)	—	—	—	(161)	(161)
Reinsurance permitted practice	—	—	—	(30)	(30)
Other changes	—	—	254	(239)	15
Balance, December 31, 2021	$7	$3,510	$126	$4,889	$8,532
Net income	—	—	—	791	791
Change in net unrealized capital gains (losses)	—	—	—	(694)	(694)
Change in net unrealized foreign exchange capital gains (losses)	—	—	—	(705)	(705)
Change in deferred tax	—	—	—	(40)	(40)
Change in non-admitted assets	—	—	—	(84)	(84)
Change in liability for reinsurance in unauthorized and certified companies	—	—	—	(22)	(22)
Change in asset valuation reserve	—	—	—	621	621
Change in surplus from separate accounts	—	—	—	296	296
Other changes in surplus in separate accounts	—	—	—	(296)	(296)
Additional paid in surplus	—	1,900	—	—	1,900
Change in surplus as a result of reinsurance	—	—	—	(256)	(256)
Dividends	—	—	—	(800)	(800)
Prior period corrections (see Note 2)	—	—	—	73	73
Reinsurance permitted practice	—	—	—	433	433
Other changes	—	—	790	(789)	1
Balance, December 31, 2022	$7	$5,410	$916	$3,417	$9,750

See accompanying Notes to Statutory Financial Statements.

7

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	December 31,
(in millions)	2022	2021	2020
Cash from operations
Premium and annuity considerations, collected, net of reinsurance	$18,180	$13,618	$10,930
Net investment income collected	6,547	6,966	5,508
Other income	557	851	298
Total revenue received	25,284	21,435	16,736
Benefits paid	13,473	12,474	10,280
Net transfers to separate accounts	536	2,192	56
Commissions and expenses paid	3,584	2,129	1,984
Dividends paid to policyholders	2	4	3
Federal income taxes paid	1,089	1,227	1,207
Total benefits and expenses paid	18,684	18,026	13,530
Net cash provided by operations	6,600	3,409	3,206
Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	15,962	23,554	20,811
Stocks	498	233	306
Mortgage loans	3,005	3,082	2,882
Real estate	—	—	168
Other invested assets	1,136	2,057	1,429
Derivatives	—	—	1,576
Securities lending reinvested collateral assets	1,727	—	—
Other, net	124	421	256
Total proceeds from investments sold, matured or repaid	22,452	29,347	27,428
Cost of investments acquired:
Bonds	17,824	24,029	26,051
Stocks	300	643	451
Mortgage loans	6,465	4,066	2,752
Real estate	1	1	12
Derivatives, net	823	407	—
Other invested assets	2,791	2,496	1,537
Securities lending reinvested collateral assets	—	35	409
Other, net	1,878	127	200
Total cost of investments acquired	30,082	31,804	31,412
Net adjustment in contract loans	(26)	(69)	(26)
Net cash provided by (used in) investing activities	(7,604)	(2,388)	(3,958)
Cash from financing and miscellaneous sources
Cash provided (applied):
Capital and paid-in surplus	1,900	—	—
Net deposits on (withdrawals from) deposit-type contracts	(11)	(707)	995
Dividends to parent	(800)	(750)	—
Change in securities lending	(2,426)	747	227
Other, net	2,490	(568)	143
Net cash provided by (used in) provided by financing and miscellaneous activities	1,153	(1,278)	1,365

8

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	December 31,
Net increase (decrease) in cash, cash equivalents and short-term investments	149	(257)	613
Cash, cash equivalents and short-term investments at beginning of year	802	1,059	446
Cash, cash equivalents and short-term investments at end of year	$951	$802	$1,059

Non-cash activities, excluded from above:
Non-cash Modco adjustment on assumed reinsurance	$22,924	$—	$—
Non-cash pension risk transfer premiums	1,159	1,809	—
Non-cash Fortitude Re settlement	204	448	—
Non-cash transfer from other invested assets to mortgage loans	12	154	31
Settlement of non-cash dividends payable	—	295	—
Non-cash transfer from mortgage loans to other invested assets	—	—	179
Non-cash transfer from common stocks to other invested assets	—	—	111
Non-cash transfer from other invested assets to bonds	—	—	59
Non-cash transfer from other invested assets to common stocks	—	34	47

See accompanying Notes to Statutory Financial Statements.

9

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American General Life Insurance Company (AGL or the Company), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), which is a wholly owned subsidiary of AIG Life Holding, Inc. ( AIG Life Holding ). AIG Life Holding is wholly owned by Corebridge Financial Inc. (Corebridge), which is a direct subsidiary of American International Group, Inc. (AIG). AIG is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in approximately 70 countries and jurisdictions. The term “AIG” means American International Group, Inc. and not any of AIG’s consolidated subsidiaries.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (TDI). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 49 states and the District of Columbia.

The Company is a leading provider in the United States of individual term and universal life insurance solutions to middle-income and high-net-worth customers, as well as a leading provider in the United States of fixed and variable annuities. The Company’s primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, private placement variable universal life, structured settlements, corporate- and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts, funding agreements, stable value wrap products and group benefits. The Company distributes its products through a broad multi-channel distribution network, which includes independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants and direct-to-consumer through AIG Direct Insurance, Inc. (AIG Direct).

SunAmerica Fund Services, Inc. (SAAMCo), together with its wholly owned distributor, AIG Capital Services, Inc., and its wholly owned servicing agent, SunAmerica Fund Services, Inc., represent the Company’s asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, and variable subaccounts offered within the variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of the Company’s insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of the Company’s portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk.

The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

Effective October 1, 2022, the Company entered into a modified coinsurance reinsurance agreement with VALIC, pursuant to which certain blocks of VALIC’s variable annuity (VA) business were ceded to the Company. The ceded reserves and assets supporting the reserves remain on VALIC’s balance sheet, pursuant to the modified coinsurance structure. The business covered by the agreement includes substantially all of VALIC’s VA contracts, excluding those issued by VALIC in the State of New York and those that have been previously assumed (through reinsurance) by VALIC. See Affiliate Transactions note for more details.

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2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), as described herein.

The TDI recognizes only statutory accounting practices (SAP) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Texas.

The Insurance Commissioner of the State of Texas has the right to permit other specific practices that deviate from prescribed practices. Such permitted practices employed by the Company include the following:

At December 31, 2022, 2021 and 2020, the Company used the following permitted practice that resulted in reported statutory surplus or risk-based capital that is significantly different from the statutory surplus or risk based capital that would have been reported had NAIC statutory accounting practices or the prescribed regulatory accounting practices of their respective state regulator been followed in all respects:

The Company received a permitted practice with respect to an excess of loss reinsurance agreement (the “XoL Agreement”) for the reporting period ending December 31, 2020 as follows:

Effective December 31, 2019 and subsequent reporting periods through September 30, 2020, the Company received approval from the TDI to apply a permitted practice in its financial statements allowing the Company to recognize an admitted asset related to the notional value of coverage defined in the XoL Agreement. This asset is reported in Other assets in the balance sheet. The XoL Agreement has a 20 year term and provides coverage to the Company for aggregate claims incurred during the agreement term associated with guaranteed minimum withdrawal benefits on certain fixed index annuities generally issued prior to April 2019 (“Block 1”) exceeding an attachment point defined in the XoL agreement. The permitted practice allows the Company to manage its reserves in a manner more in line with anticipated principle-based reserving requirements under development for fixed index annuities. As a condition for approving the permitted practice, the TDI imposed certain conditions relating to the permitted practice.

Effective October 1, 2020 and subsequent reporting periods through September 30, 2023, the permitted practice above was expanded to similarly recognize an additional admitted asset related to the notional value of coverage defined in a separate excess of loss agreement. This additional reinsurance agreement has a 25 year term and provides coverage to the Company for aggregate excess of loss claims associated with guaranteed minimum withdrawal benefits on a block of fixed index annuities generally issued in April 2019 or later, including certain new business issued after the effective date (“Block 2”). In addition, effective December 31, 2020, this expanded permitted practice also extended the term of the permitted practice for Block 1 from September 30, 2020 to September 30, 2023. The reinsurance agreement covering contracts in Block 1 was also amended to conform certain provisions to be consistent with the Block 2 reinsurance agreement. Effective December 31, 2022, the reinsurance agreement for Block 2 was amended to update certain definitions contained in the agreement related to new business.

Effective October 1, 2022 and periods through September 30, 2023, the Company received approval from the TDI to apply a permitted practice in its financial statements allowing the Company to recognize an admitted asset related to the notional value of coverage defined in an additional excess of loss agreement. This excess of loss agreement has a 20-year term and provides coverage to the Company for aggregate claims associated with the base contract along with the guaranteed living benefits rider on a block of fixed annuities inforce on the treaty effective date and certain new business (“Block 3”).

The value of these assets subject to the above permitted practice was approximately $1,017 million, $584 million and $614 million in total at December 31, 2022, 2021 and 2020 respectively and are reported in Other assets on the balance sheet. The permitted practice allows the Company to manage its reserves in a manner more in line with anticipated

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AMERICAN GENERAL LIFE INSURANCE COMPANY

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principle-based reserving requirements under development for fixed index annuities. As a condition for approving the permitted practice, the TDI imposed certain conditions relating to the permitted practice.

The following table presents a reconciliation of the Company’s net income and capital and surplus between NAIC SAP basis and the basis including practices prescribed or permitted by the State of Texas:

		December 31,
(in millions)	SSAP#	2022	2021	2020
NET INCOME
State basis		$791	$2,244	$(31)

Net (loss) income, NAIC SAP		$791	$2,244	$(31)

SURPLUS
State basis		$9,750	$8,532	$7,511
State permitted practices that increase (decrease) NAIC SAP:
XoL reinsurance agreement	4	(1,017)	(584)	(614)
Statutory capital and surplus, NAIC SAP		$8,733	$7,948	$6,897

In the event the Company had not employed any or all of these permitted and prescribed practices, the Company’s risk-based capital (RBC) would not have triggered a regulatory event.

Certain prior year amounts have been reclassified to conform to the current year presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

•	application of other-than-temporary impairments (OTTI);

•	estimates with respect to income taxes, including recoverability of deferred tax assets (DTA);

•	fair value measurements of certain financial assets; and

•	policy reserves for life, annuity and accident and health insurance contracts, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company’s Statutory

Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of “6” or “6*”. Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC’s Investment Analysis Office (IAO) receive a “6*” designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a “6*” designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

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Loan-backed and structured securities (LBaSS) include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (MBS) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

Reference to “non-rated residual tranches or interests” intends to capture securitization tranches, beneficial interests, interests of structured finance investments, as well as other structures that reflect loss layers without contractual interest or principal payments. Payments to holders of these investments occur after contractual interest and principal payments have been made to other tranches or interests and are based on the remaining available funds. Although payments to holders can occur throughout an investment’s duration (and not just at maturity), such instances still reflect the residual amount permitted to be distributed after other holders have received contractual interest and principal payments.

RBC charges for LBaSS are based on the final NAIC designations, which are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined in one of three ways. NAIC designations are determined through a financial modeling process conducted by BlackRock, direct analysis via the NAIC’s IAO or other protocols prescribed by the NAIC including internal assignment of Z, 5GI or 6*. Residual tranches, as defined in SSAP 43R, are reported as NAIC 6*.

Short sale is the sale of a security which is not owned by the Company at the time of sale. Short sales are normally settled by the delivery of a security borrowed by or on behalf of seller. A short sale as defined in Statement of Statutory Accounting Principle (SSAP) No. 103 “Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” is reported as a contra-asset (negative asset) initially reported at fair value, with changes in fair value recognized as unrealized gains and losses.

Redeemable Preferred stocks with NAIC designations of “1” through “3” are carried at amortized cost. All other preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Perpetual preferred stocks shall be valued at fair value, not to exceed any currently effective call price. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (FHLB) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

The Company has no investments in insurance subsidiary, controlled, and affiliated (SCA) entities. Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which either audited U.S. GAAP financial statements or audited foreign GAAP basis financial statements that include a footnote reconciling net income and equity on a foreign GAAP basis to U.S. GAAP are not available, are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage and mezzanine real estate loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

flows discounted at the loan’s effective interest rate, ii) the loan’s observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance is established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks and highly liquid debt instruments that have original maturities of three month or less and are carried at amortized cost. Short-term investments include interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (hedge accounting). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistent with the changes in the statement value or cash flow of the hedged asset or liability. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (ineffective hedges) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

Starting in 2022 the Company designated, under SSAP 86, certain foreign exchange derivatives as effective hedges of certain invested assets. Hedge accounting was not used for any derivative instruments for the years ending in 2021.

Statement of Statutory Accounting Principles (SSAP) 108, Derivatives Hedging Variable Annuity Guarantees, was used as allowed in 2020 and subsequent years. SSAP 108 allows special accounting treatment for limited derivatives hedging variable annuity guarantee benefits subject to fluctuation as a result of interest rate sensitivity.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for joint ventures, partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Joint ventures, partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of (a) the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements or (b) the International Financial Reporting Standards (IFRS) basis equity in audited IFRS financial statements as an acceptable basis for the valuation of minor/non-controlled investments. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been non-admitted as assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors and lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received is reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions involving securities sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 90 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (OTTI) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company’s management and a continual review of its investments.

For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write-down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a net asset IMR, a certain portion of DTAs, prepaid expenses, electronic data processing (EDP) equipment assets, agents’ balances or other receivables over 90 days. Non-admitted assets were $4.6 billion at December 31, 2022 and 2021, respectively.

Interest maintenance reserve (IMR) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest-related OTTI (net of taxes). An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Asset valuation reserve (AVR) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (MVA) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners’ Annuity Reserve Valuation Method (VACARVM) under subsection 21 of the Valuation Manual (“VM-21”) for 2020 and subsequent years, and under Actuarial Guideline 43 (AG 43) for prior years. Reserves for variable universal life accounts are provided in accordance with subsection 20 of the Valuation Manual (“VM-20”) for new business issued in 2020 and subsequent ears, and in accordance with the Commissioners’ Reserve Valuation Method (CRVM) for policies issued prior to 2020.

Policy reserves are established according to different methods.

Life, annuity, and health reserves are developed by actuarial methods and are generally determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.

Principle-based reserving (“PBR”) is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the previous prescribed approach. Reserve requirements for AIG’s life insurance policies issued after January 1, 2020 are contained in subsection 20 of the Valuation Manual (“VM-20”), “Requirements for Principle-Based Reserves for Life Products”, policies issued prior to that date are reserved for using the Commissioners Reserve Valuation Method (“CRVM”). Under VM-20, these reserves are generally more sensitive to changes in actuarial assumptions.

The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and returns any premium beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $175 million at December 31, 2022.

A majority of the Company’s variable annuity products are issued with a guaranteed minimum death benefit (GMDB) which provides that, upon the death of a contractholder, the contractholder’s beneficiary will receive the greater of (1) the contractholder’s account value, or (2) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the greatest contract value, adjusted for withdrawals, at the specified contract anniversaries; or the principal invested, adjusted for withdrawals, accumulated at the specified rate per annum. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Death benefits on GMDB policies generally reduce on a proportional basis or on a dollar-for-dollar basis when a partial withdrawal occurs.

Reserves for GMDB benefits are included in the VACARVM reserve. PBR is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the factor-based approach typically employed historically. Variable Annuity (“VA”) reserving requirements for 2020 and subsequent years are contained in subsection 21 of the Valuation Manual (“VM-21”), “Reserves for Variable Requirements for Principle-Based Annuities”, and replace the previous Actuarial Guideline XLVIII (“AG 43”) requirements, which also employed a principle-based approach. The

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Company fully applied VM-21 requirements to reserving for both new and existing VA contracts effective January 1, 2020.

Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company’s underwriters at issue.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company’s business.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to a cost allocation agreement. The Company purchases administrative, accounting, marketing and data processing services from AIG Parent or its subsidiaries and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from AIG Parent or its subsidiaries and third-party managers is based on the level of assets under management.

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to a tax sharing agreement, because the Company is included in the consolidated federal income tax return of its ultimate parent company filing group. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (DTA) or deferred tax liability (DTL) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTA are limited in their admissibility.

Accounting Changes

Substantive changes were made to SSAP 32R, Preferred Stocks effective January 1, 2021, that required all perpetual preferred stocks to be reported at fair value. Prior to this change, perpetual preferred stocks with NAIC designations of “1” through “3” were carried at amortized cost. All other perpetual preferred stocks were stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus.

Actuarial Change / Reserve PBR (VM-20 and VM-21)

Principle-based reserving (“PBR”) is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the previous prescribed approach. Reserve requirements for Corebridges’s life insurance policies issued after January 1, 2020 are contained in subsection 20 of the Valuation Manual (“VM-20”), “Requirements for Principle-Based Reserves for Life Products”, policies issued prior to that date are reserved for using the Commissioners Reserve Valuation Method (“CRVM”). Under VM-20, these reserves are generally more sensitive to changes in actuarial assumptions.

PBR is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the factor-based approach typically employed historically. Variable Annuity (“VA”) reserving requirements are contained in subsection 21 of the Valuation Manual (“VM-21”), “Reserves for Variable Requirements for Principle-Based Annuities”, and replace the previous Actuarial Guideline XLVIII (“AG 43”) requirements, which also employed a principle-based approach. The Company fully applied VM-21 requirements to reserving for both new and existing VA contracts effective January 1, 2020. Under VM-21, these reserves are generally more sensitive to changes in interest rates. The impact of the implementation was $47 million.

SSAP 108

The Company adopted Statement of Statutory Accounting Principles (“SSAP”) 108, Derivatives Hedging Variable Annuity Guarantees, on January 1, 2020. The adoption of SSAP 108 coincided with the implementation of the related reserve guidance in VM-21 described above. The TDI approved, in December 2019, the Company’s plan to transition from a permitted practice to SSAP 86 in 2019 and from SSAP 86 to SSAP 108 in January 2020.

SSAP 108 allows special accounting treatment for limited derivatives hedging variable annuity guarantee benefits subject to fluctuation as a result of interest rate sensitivity. Accordingly, the statutory accounting guidance in this standard is considered a special accounting provision, only permitted if all the components in the standard are met. Prior to implementing a hedging program for application within the scope of this standard, a reporting entity must obtain explicit approval from its domiciliary state commissioner. As such, unlike most SSAPs, the guidance in SSAP 108 is not required to be adopted by all reporting entities that account for derivatives. The special accounting provision permits reporting entities to utilize a form of macro-hedging in which a portfolio of variable annuity policies are jointly designated as the host contracts containing the hedge item, in a fair value hedge, pursuant to a Clearly Defined Hedging Strategy defined within VM-21. The Company will dynamically hedge the interest rate risk of guaranteed minimum withdrawal benefits (“GMWB”) cash flows for variable annuities, defined as the fair value of rider claims, net of rider fees.

At inception and on an ongoing basis, the hedging relationship must be highly effective in achieving offsetting changes in fair value attributed to the hedged risk during the period that the hedge is designated. The term “highly effective” describes a fair value hedge relationship where the change in fair value of the derivative instrument is within 80 to 125 percent of the opposite change in fair value of the hedged item attributed to the hedged risk.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The guidance in this SSAP is required to be applied on a prospective basis for qualifying hedge programs in place on or after the effective date.

In implementing SSAP 108, the Company uses the same fair value definition that is used for its economic hedge target, which enables the Company to leverage the existing modeling and attribution platform currently in place for hedging analysis. In addition, the Company uses the VM-21 interest rate sensitivities measured at the beginning of the quarter to estimate the reserve movement attributed to interest rate movement, which leverages the existing modeling and attribution platform in place for Statutory analysis. These approaches and the overall use of the special accounting provision of SSAP 108 in 2021 and 2022 have received the approval of the TDI.

The Company uses a portfolio of interest rates swaps and swaptions to hedge the interest rate risk associated with a portfolio of GMWB riders on its variable annuities. This hedging relationship was highly effective and complied with the “Clearly Defined Hedging Strategy” of VM-21. Please see Note 7 for further details regarding the financial impact of SSAP 108.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2022, three out-of-period errors were identified and corrected, which increased unassigned surplus by $72 million. This decreased claims reserved as a result of overstated claim reserves from 2019-2021. The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously filed annual statement.

In 2021, five out-of-period errors were identified and corrected, which decreased unassigned surplus by $161 million. The most significant of these was a tax correction related to 2013 - 2018. The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously filed annual statement.

In 2020, five out-of-period errors were identified and corrected, which increased unassigned surplus by $31 million. The most significant of these was an increase in variable annuity reserves due to an incorrect application of incident rates. The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously filed annual statement.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

Investments. Under SAP, investments in bonds and redeemable preferred stocks are generally reported at amortized cost. However, if bonds are designated category “6” and redeemable preferred stocks are designated categories “4 – 6” by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (CMO) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS subsequent to July 1,

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

2009, if it is determined that a decline in fair value is other than temporary the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, valuation allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, effective January 1, 2020, the Company adopted the new accounting standard for current expected credit losses (CECL). This standard requires an allowance for credit losses based on the expectation of lifetime credit losses. Prior to the adoption of CECL, valuation allowances would be established when the insurer determines it is probable that it will be unable to collect principal and interest due according to the contractual terms of the loan agreement. Such U.S. GAAP allowances would be based on the difference between the unpaid loan balance and the present value of expected future cash flows discounted at the loan’s original effective interest rate or, if foreclosure is probable, on the estimated fair value of the underlying real estate.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method, where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings for equity securities previously designated as available-for-sale and for equity securities measured at fair value at the Company’s election.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer’s occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty’s credit risk for derivative assets or the insurer’s credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in certain variable universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for separately as embedded policy derivatives. Under SAP, embedded derivatives are not bifurcated or accounted for separately from the host contract.

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any net asset IMR balance is treated as non-admitted asset. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries’ financial statements are combined with the parent company’s financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company’s investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance and investment-type contracts, are deferred and amortized, generally in proportion to the present value of expected future gross profit margins. For all other insurance contracts, to the extent recoverable from future policy revenues, deferred policy acquisition costs (DAC) are amortized, with interest, over the premium-paying period of the related contracts, using assumptions that are consistent with those used in computing policy benefit reserves. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as “non-admitted,” principally any net asset IMR, agents’ balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management’s estimates and judgment.

Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer’s best estimates of interest rates are used.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Under SAP, the Commissioners’ Reserve Valuation Method is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net level premium method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates as of the date the policy was issued, with provisions for the risk of adverse deviation.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable. Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non-admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include 1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. Under U.S. GAAP, these amounts under master netting arrangements may be offset and presented on a net basis.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

(in millions)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2022
Bonds:
U.S. government obligations	$1,314	$4	$(198)	$1,120
All other governments	2,629	20	(385)	2,264
States, territories and possessions	268	2	(30)	240
Political subdivisions of states, territories and possessions	332	8	(21)	319
Special revenue	6,159	35	(710)	5,484
Industrial and miscellaneous	93,378	1,001	(13,217)	81,162
Hybrid securities	435	10	(28)	417
Bank loans	3,580	3	(115)	3,468
Parent, subsidiaries and affiliates	360	—	—	360
Total bonds	108,455	1,083	(14,704)	94,834
Preferred stock	93	—	(4)	89
Common stock*	927	—	—	927
Total equity securities	1,020	—	(4)	1,016
Total	$109,475	$1,083	$(14,708)	$95,850
December 31, 2021
Bonds:
U.S. government obligations	$1,351	$203	$—	$1,554
All other government	2,960	286	(61)	3,185
States, territories and possessions	349	60	—	409
Political subdivisions of states, territories and possessions	336	81	—	417
Special revenue	6,820	1,004	(11)	7,813
Industrial and miscellaneous	92,128	9,011	(587)	100,552
Hybrid securities	525	125	(2)	648
Bank loans	2,955	12	(41)	2,926
Parent, subsidiaries and affiliates	350	—	—	350
Total bonds	107,774	10,782	(702)	117,854
Preferred stock	91	5	—	96
Common stock*	1,144	—	—	1,144
Total equity securities	1,235	5	—	1,240
Total	$109,009	$10,787	$(702)	$119,094

  * Common stock includes $753 million and $979 million of investments in affiliates at December 31, 2022 and 2021, respectively.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2022
Bonds:
U.S. government obligations	$990	$(197)	$1	$—	$991	$(197)
All other government	1,953	(389)	—	—	1,953	(389)
U.S. States, territories and possessions	180	(30)	—	—	180	(30)
Political subdivisions of states, territories and possessions	177	(21)	—	—	177	(21)
Special revenue	4,565	(694)	78	(16)	4,643	(710)
Industrial and miscellaneous	57,098	(10,308)	12,196	(2,927)	69,294	(13,235)
Hybrid securities	268	(30)	—	—	268	(30)
Bank loans	2,184	(71)	897	(47)	3,081	(118)
Total bonds	67,415	(11,740)	13,172	(2,990)	80,587	(14,730)
Preferred stock	84	(6)	—	—	84	(6)
Common stock	2	—	—	—	2	—
Total equity securities	86	(6)	—	—	86	(6)
Total	$67,501	$(11,746)	$13,172	$(2,990)	$80,673	$(14,736)
December 31, 2021
Bonds:
U.S. government obligations	$—	$—	$—	$—	$—	$—
All other government	482	(27)	213	(34)	695	(61)
U.S States, territories and possessions	6	—	—	—	6	—
Political subdivisions of states, territories and possessions	32	—	—	—	32	—
Special revenue	421	(10)	18	(1)	439	(11)
Industrial and miscellaneous	17,010	(345)	3,330	(247)	20,340	(592)
Hybrid securities	11	—	23	(2)	34	(2)
Bank loans	1,067	(13)	753	(28)	1,820	(41)
Total	$19,029	$(395)	$4,337	$(312)	$23,366	$(707)
Preferred stock	4	—	—	—	4	—
Common stock	6	(1)	—	—	6	(1)
Total equity securities	10	(1)	—	—	10	(1)
Total	$19,039	$(396)	$4,337	$(312)	$23,376	$(708)
As of December 31, 2022 and 2021, the number of bonds and equity securities in an unrealized loss position was 8,092 and 2,507, respectively. Bonds comprised 8,010 of the total, of which 1,189 were in a continuous loss position greater than 12 months at December 31, 2022.Bonds comprised 2,501 of the total, of which 519 were in a continuous loss position greater than 12 months at December 31, 2021.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2022 and 2021, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

(in millions)	Statement Value	Fair Value
December 31, 2022
Due in one year or less	$1,449	$1,446
Due after one year through five years	11,917	11,496
Due after five years through ten years	16,085	14,354
Due after ten years	48,692	39,072
LBaSS	30,699	28,853
Total	$108,842	$95,221

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $124 million and $102 million at December 31, 2022 and 2021, respectively, which is the fair value. At December 31, 2022 and 2021, the Company had no income excluded from due and accrued for bonds.

December 31, 2022 , the Company’s bond portfolio included bonds totaling $7.0 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company’s total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 14 industries. At December 31, 2021, the Company’s bond portfolio included bonds totaling $7.6 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 4 percent of the Company’s total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 14 industries.

December 31, 2022 and 2021 The following table presents the industries that constitute more than 10% of the below investment grade securities:

	December 31,
	2022	2021
Consumer cyclical	21.3%	18.7%
Consumer non-cyclical	16.1	15.7
Capital Goods	8.3	8.9

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company’s ABS, RMBS, CMBS, and collateralized debt obligations (CDO) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management’s judgments.

The following table presents the statement value and fair value of LBaSS:

	December 31, 2022		December 31, 2021
(in millions)	Statement Value	Fair Value	Statement Value	Fair Value

Loan-backed and structured securities	$30,699	$28,853	$26,365	$28,172

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third-party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2022 and 2021, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2022 and 2021, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2022, 2021 and 2020, the Company recognized total OTTI of $114 million, $13 million and $57 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2022 and 2021, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2022
LBaSS	$16,448	$(1,565)	$6,349	$(999)	$22,797	$(2,564)
December 31, 2021
LBaSS	$7,974	$(108)	$111	$(10)	$8,085	$(118)

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for LBaSS:

	December 31,
(in millions)	2022	2021
Balance, beginning of year	$1,263	$1,320
Increases due to:
Credit impairment on new securities subject to impairment losses	42	—
Additional credit impairment on previously impaired investments	71	13
Reduction due to:
Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	120	70
Balance, end of year	$1,256	$1,263

See Note 23 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company’s structured notes holding at December 31, 2022.

Mortgage Loans

Mortgage loans had outstanding principal balances of $25.8 billion and $22.5 billion at December 31, 2022 and 2021, respectively. Contractual interest rates range from 0.00 percent to 13.00 percent. The mortgage loans at December 31, 2022 had maturity dates ranging from 2022 to 2069.

26

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company’s mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company’s mortgage loan portfolio:

	December 31,
	2022	2021
Geographic distribution:
Mid-Atlantic	28.0%	30.5%
Foreign	22.5	24.1
Pacific	14.7	12.4
South Atlantic	12.1	11.8
West South Central	6.5	7.0
East North Central	5.8	5.2
New England	4.5	4.9
Mountain	3.9	2.9
East South Central	1.5	0.6
West North Central	0.5	0.6
Total	100.0%	100.0%
Property type distribution:
Multi-family	35.9%	37.1%
Office	23.8	27.0
Retail	8.3	11.2
Industrial	16.2	10.5
Hotel/Motel	4.8	5.7
Other	11.1	8.5
Total	100.0%	100.0%

At December 31, 2022, there were 285 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately 82 percent of this portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2022 and 2021:

	Years Ended December 31,
	2022		2021
(in millions)	Maximum	Minimum	Maximum	Minimum
Office	12.60%	3.00%	8.95%	2.10%
Multi-family	15.03	2.98	7.44	1.80
Retail	—	—	7.10	2.25
Industrial	9.34	2.68	6.50	2.35
Hotel/Motel	8.68	4.04	6.00	—
Other	37.35	—	5.91	1.99

The Company reduced the interest rate on three loans during 2022. The Company did not reduce any interest rates during 2021.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was 90 percent and 95.0 percent, in 2022 and 2021, respectively.

At December 31, 2022, the Company held $800 million in impaired mortgages with $492 million of related allowances for credit losses and $308 million in impaired loans without a related allowance. At December 31, 2021, the Company held $549 million in impaired mortgages with $231 million of related allowances for credit losses and $318 million in impaired loans without a related allowance. The Company’s average recorded investment in impaired loans was $669 million and $371 million, at December 31, 2022 and 2021, respectively. The Company recognized interest income of $22 million, $14 million and $3 million, in 2022, 2021 and 2020, respectively.

27

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

	December 31,
(in millions)	2022	2021	2020
Balance, beginning of year	$245	$274	$197
Additions (reductions) charged to unrealized capital loss	58	(28)	77
Direct write-downs charged against allowance	(9)	(1)	—
Balance, end of year	$294	$245	$274

During 2022, the Company did not derecognized any mortgage loans and did not recognized any real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company’s strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

	December 31,
(in millions)	2022	2021
Current	$24,981	$22,144
30 - 59 days past due	21	98
60 - 89 days past due	3	3
90 - 179 days past due	125	29
Greater than 180 days past due	1	2
Total	$25,131	$22,276

At December 31, 2022 and 2021, the Company had mortgage loans outstanding under participant or co-lender agreements of $21.2 billion and $19.0 billion, respectively.

The Company had $466 million and $404 million in restructured loans at December 31, 2022 and 2021, respectively.

Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of December 31, 2022:

(in millions)	Residential		Commercial		Agricultural

Loan-to-Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. above 95%	$—	— %	$385	0.30%	$—	— %
b. 91% to 95%	—	—	244	0.20	—	—
c. 81% to 90%	1	—	728	0.50	—	—
d. 71% to 80%	—	—	2,307	1.50	—	—
e. below 70%	2,483	1.60	18,983	12.50	—	—

Troubled Debt Restructuring

The Company held no restructured debt for which impairment was recognized for both December 31, 2022 and 2021. At December 31, 2022, the Company had $4 million of outstanding commitments to debtors that held loans with restructured terms and none in 2021.

28

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Real Estate

The following table presents the components of the Company’s investment in real estate:

	December 31,

(in millions)	2022	2021
Properties occupied by the Company	$6	$6
Properties held for production of income	3	3
Total	$9	$9

The Company recognized no gains or losses in 2022, 2021 and 2020. The Company did not recognize any impairment write-downs for its investment in real estate during 2022, 2021 and 2020.

Other Invested Assets

The following table presents the components of the Company’s other invested assets:

	December 31,
(in millions)	2022	2021
Investments in limited liability companies	$972	$964
Investments in limited partnerships	4,188	3,752
Other unaffiliated investments	2,717	1,836
Receivable for securities	73	197
Initial margin for futures	86	55
Non-admitted assets	(10)	(123)
Total	$8,026	$6,681

The Company utilizes the look-through approach in valuing its investments in affiliated joint ventures or partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $840 million at December 31, 2022. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures was $13 million, $15 million and $29 million during 2022, 2021 and 2020, respectively.

29

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Net Investment Income

The following table presents the components of net investment income:

	Years ended December 31,
(in millions)	2022	2021	2020
Bonds	$4,608	$4,802	$4,841
Preferred stocks	10	4	9
Common stocks	2	7	4
Cash and short-term investments	44	15	34
Mortgage loans	1,038	946	898
Real estate*	4	4	5
Contract loans	68	65	78
Derivatives	994	167	90
Investment income from affiliates	399	1,419	119
Other invested assets	320	271	193
Gross investment income	7,487	7,700	6,271
Investment expenses	(315)	(197)	(236)
Net investment income	$7,172	$7,503	$6,035

* Includes amounts for the occupancy of Company-owned property of $2 million in 2022, 2021 and 2020.

Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

	Years ended December 31,
(in millions)	2022	2021	2020
Bonds	$(551)	$446	$566
Preferred stocks	—	14	5
Common stocks	(2)	16	74
Cash and short-term investments	(79)	(1)	5
Mortgage loans	(107)	18	—
Real estate	—	—	7
Derivatives	(1,233)	(659)	649
Other invested assets	80	199	199
Other	—	(49)	—
Realized capital (losses) gains	(1,892)	(16)	1,505
Federal income tax benefit (expense)	397	3	(316)
Net gains transferred to IMR	305	(392)	(549)
Net realized capital (losses) gains	$(1,190)	$(405)	$640

During 2022, 2021 and 2020, the Company recognized $167 million, $42 million and $117 million, respectively, of impairment write-downs in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

	Years ended December 31,
(in millions)	2022	2021	2020
Proceeds	$9,787	$11,495	$11,460

Gross realized capital gains	$112	$823	$1,076
Gross realized capital losses	(472)	(405)	(334)
Net realized capital (losses) gains	$(360)	$418	$742

30

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

	Years ended December 31,
(in millions)	2022	2021	2020
Bonds	$(369)	$(171)	$213
Preferred and common stocks	(59)	(311)	(23)
Mortgage loans	(523)	(129)	175
Real estate	—	—	(24)
Derivatives	(497)	139	271
Other invested assets	(280)	502	47
Other	19	25	(29)
Federal income tax benefit (expense)	310	(116)	(124)
Net change in unrealized (losses) gains of investments	$(1,399)	$(61)	$506

5GI Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5GI Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

Investment	Number of 5GI Securities		Aggregate BACV (in millions)		Aggregate Fair Value (in millions)
	2022	2021	2022	2021	2022	2021
Bonds - AC	11	6	$15	$28	$13	$28
LB&SS - AC	14	2	11	7	11	7
Preferred Stock - AC	—	—	—	—	—	—
Preferred Stock - FV	4	3	7	—	7	—
Total	29	11	$33	$35	$31	$35

AC - Amortized Cost

FV - Fair Value

31

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

4. LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES HOLDINGS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2022 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
5899296D5	$15	$8	$7	$8	$2	3/31/2022
12628LAE0	2,765	2,304	462	2,304	2,045	3/31/2022
94986QAA1	8,915	8,772	142	8,772	8,394	3/31/2022
Quarterly Total	$11,695	$11,084	$611	$11,084	$10,441
25151UAD9	$1,982	$1,695	$287	$1,695	$1,691	6/30/2022
12669GC82	591	579	12	579	591	6/30/2022
17029PAA3	21,997	19,497	2,500	19,497	19,497	6/30/2022
Quarterly Total	$24,570	$21,771	$2,799	$21,771	$21,779
03215PCV9	$471	$469	$2	$469	$471	9/30/2022
07386HK26	14,122	12,112	2,010	12,112	11,432	9/30/2022
54910ECU7	1,845	1,530	315	1,530	3,029	9/30/2022
54910EFN0	2,026	1,423	602	1,423	2,818	9/30/2022
07386HSW2	679	651	27	651	651	9/30/2022
004421MR1	1,029	328	701	328	234	9/30/2022
040104SN2	56,451	55,353	1,097	55,353	61,848	9/30/2022
05950GAR4	2,429	2,374	55	2,374	2,618	9/30/2022
007037AB0	9,125	8,936	190	8,936	9,691	9/30/2022
126694JS8	888	884	4	884	811	9/30/2022
02660TJE4	6,352	5,232	1,121	5,232	6,470	9/30/2022
05952FAM5	602	556	46	556	556	9/30/2022
00077BKC6	17	16	1	16	16	9/30/2022
05948XTP6	208	124	84	124	94	9/30/2022
43709XAF8	14,497	14,039	458	14,039	14,789	9/30/2022
073873AA9	9,550	9,127	423	9,127	12,102	9/30/2022
007036UQ7	1,677	1,547	129	1,547	2,106	9/30/2022
02660LAB6	9,541	9,420	121	9,420	10,051	9/30/2022
02146QAD5	37,254	34,470	2,785	34,470	40,405	9/30/2022
073871AE5	16,960	16,302	658	16,302	20,098	9/30/2022
02660BAA0	37,329	35,802	1,526	35,802	44,801	9/30/2022
059469AE6	1,207	1,138	69	1,138	1,121	9/30/2022
05530MAA7	76,993	75,032	1,962	75,032	84,289	9/30/2022
07386HWR8	1,432	1,428	4	1,428	1,428	9/30/2022
02660KAA0	55,261	52,804	2,457	52,804	59,231	9/30/2022
07387RAA6	27,346	24,515	2,832	24,515	34,315	9/30/2022
073875AA4	14,149	12,259	1,890	12,259	15,834	9/30/2022
02660UAA8	14,249	13,789	461	13,789	15,761	9/30/2022
02660LAF7	94,917	90,467	4,450	90,467	93,286	9/30/2022
02150AAF8	10,086	9,772	314	9,772	13,907	9/30/2022
040104RG8	26,269	25,979	290	25,979	29,170	9/30/2022
07383UGB5	3,120	2,480	641	2,480	2,480	9/30/2022
073879CD8	633	605	28	605	605	9/30/2022
02150TAD2	16,292	14,826	1,465	14,826	14,826	9/30/2022
126694PP7	$2,422	$2,414	$7	$2,414	$2,029	9/30/2022
17029RAA9	633	4	629	4	4	9/30/2022
02149JBE5	3,986	3,366	620	3,366	4,176	9/30/2022
Quarterly Total	$572,047	$541,573	$30,474	$541,573	$617,553

32

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
25702@AB2	$20	$1	$18	$1	$1	12/31/2022
225458BM9	6,874	6,256	618	6,256	5,812	12/31/2022
12667GMY6	705	684	21	684	690	12/31/2022
86359LQB8	4,962	4,321	641	4,321	4,328	12/31/2022
86361WAA9	549	547	1	547	535	12/31/2022
525221FQ5	5,443	4,636	807	4,636	6,195	12/31/2022
61915YAD3	18,301	17,742	559	17,742	17,596	12/31/2022
12652CBF5	661	559	102	559	559	12/31/2022
69371VBL0	95	94	—	94	110	12/31/2022
69374JBV2	124	118	6	118	168	12/31/2022
69374XBU3	60	59	1	59	62	12/31/2022
693684BV3	87	56	31	56	62	12/31/2022
693650BU6	103	59	44	59	59	12/31/2022
69376DBU5	144	143	1	143	79	12/31/2022
54910EAG0	103,232	93,919	9,312	93,919	143,375	12/31/2022
54910EBW4	47,599	42,563	5,036	42,563	67,309	12/31/2022
54910ECA1	15,003	13,481	1,522	13,481	21,558	12/31/2022
54910EDW2	12,973	10,863	2,110	10,863	16,572	12/31/2022
54910EEL5	3,295	2,566	729	2,566	3,913	12/31/2022
36242DQY2	55	50	5	50	47	12/31/2022
65535VMF2	4,774	4,236	538	4,236	4,266	12/31/2022
12667FM77	8,986	7,845	1,142	7,845	7,112	12/31/2022
55265K2V0	1,091	1,049	42	1,049	1,054	12/31/2022
12667FUZ6	2,554	2,467	87	2,467	2,467	12/31/2022
12667F4S1	1,829	1,740	90	1,740	1,728	12/31/2022
362341S75	325	303	22	303	305	12/31/2022
36242DYH0	268	265	3	265	265	12/31/2022
12667GPW7	2,365	2,279	86	2,279	2,299	12/31/2022
59023PAB9	1,050	1,026	24	1,026	1,031	12/31/2022
004421MW0	21,187	20,993	194	20,993	20,895	12/31/2022
61745MWR0	1	—	—	—	—	12/31/2022
92922F8M3	2,024	2,024	—	2,024	2,345	12/31/2022
45254NRG4	2,416	2,285	132	2,285	2,261	12/31/2022
542512AD0	11,838	11,793	46	11,793	16,722	12/31/2022
31659EAC2	35,713	30,896	4,816	30,896	39,853	12/31/2022
07386HJT9	5,032	4,978	54	4,978	4,978	12/31/2022
362437AD7	1,574	1,424	150	1,424	1,423	12/31/2022
251510NC3	40,983	35,998	4,985	35,998	46,483	12/31/2022
36298NBA1	2,521	2,072	448	2,072	2,083	12/31/2022
125439AA7	18,209	16,641	1,568	16,641	16,034	12/31/2022
761118XU7	20,954	16,870	4,084	16,870	23,609	12/31/2022
92922F6Y9	6,429	6,273	157	6,273	6,647	12/31/2022
456610AA2	9,290	9,193	97	9,193	9,266	12/31/2022
25151RAA2	11,699	11,452	246	11,452	12,003	12/31/2022
362348AS3	9,171	8,218	953	8,218	10,301	12/31/2022
74923WAB4	9,590	9,056	534	9,056	8,650	12/31/2022
54251WAA0	29,346	28,800	546	28,800	38,539	12/31/2022
07384YPN0	169	163	6	163	163	12/31/2022
576433EK8	45	2	44	2	2	12/31/2022
396782CZ5	5	5	—	5	5	12/31/2022
59020UDT9	325	167	158	167	149	12/31/2022
362341EN5	2,177	2,079	98	2,079	2,082	12/31/2022
396782CY8	5	5	—	5	5	12/31/2022
126694CT3	1,681	1,621	60	1,621	1,614	12/31/2022
02660THY2	3,918	3,894	24	3,894	3,758	12/31/2022

33

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
361856CV7	395	364	31	364	364	12/31/2022
12559QAG7	29,927	29,531	396	29,531	28,503	12/31/2022
617487AD5	1,976	1,873	102	1,873	1,873	12/31/2022
61750PAC2	804	757	46	757	757	12/31/2022
251510FV0	8,501	8,462	39	8,462	9,169	12/31/2022
69372XBR2	518	518	—	518	415	12/31/2022
69374XBR0	673	673	—	673	495	12/31/2022
693675BR0	698	698	—	698	510	12/31/2022
61748HJY8	6,087	5,904	183	5,904	4,996	12/31/2022
933631AC7	10,494	10,131	363	10,131	12,024	12/31/2022
05952DAB4	674	654	19	654	654	12/31/2022
41162NAC1	3,341	2,872	469	2,872	2,872	12/31/2022
5899295L8	117	115	2	115	115	12/31/2022
75114NAA2	8,698	7,570	1,128	7,570	10,253	12/31/2022
362341CU1	3,435	3,317	118	3,317	3,317	12/31/2022
45254NNP8	1,712	1,499	214	1,499	1,498	12/31/2022
41162DAF6	5,733	5,028	705	5,028	5,028	12/31/2022
74922RAH3	9,542	9,158	384	9,158	12,429	12/31/2022
94984NAA0	1,805	1,720	85	1,720	1,699	12/31/2022
12667GKC6	543	514	29	514	518	12/31/2022
362341WZ8	313	296	17	296	296	12/31/2022
16162TT63	43	41	2	41	41	12/31/2022
05952GAE1	6,288	6,093	195	6,093	6,254	12/31/2022
16163HAE1	1,097	1,053	44	1,053	1,060	12/31/2022
35729PPX2	5,274	5,069	206	5,069	5,069	12/31/2022
61744CXM3	12,493	12,253	240	12,253	13,501	12/31/2022
12566TAD9	11,177	10,964	213	10,964	12,210	12/31/2022
126694H27	319	295	24	295	295	12/31/2022
94984GAD9	467	442	24	442	428	12/31/2022
36242D4W0	1,320	1,254	65	1,254	1,261	12/31/2022
525221GM3	3,850	3,785	65	3,785	3,785	12/31/2022
45661LAF5	360	356	4	356	356	12/31/2022
68389FHT4	432	430	2	430	430	12/31/2022
45669JAC9	2,771	2,728	43	2,728	2,987	12/31/2022
92922F3L0	14,046	13,891	154	13,891	15,724	12/31/2022
68389FHV9	4,338	3,505	833	3,505	3,505	12/31/2022
152314DP2	1,770	1,676	93	1,676	1,688	12/31/2022
41162DAD1	26,620	26,562	58	26,562	27,705	12/31/2022
161546HM1	1,897	1,744	153	1,744	1,744	12/31/2022
86359BUG4	41	40	1	40	40	12/31/2022
126685DB9	2,224	1,949	275	1,949	1,909	12/31/2022
76110VQK7	87	77	10	77	77	12/31/2022
94986DAA0	2,153	1,976	177	1,976	1,950	12/31/2022
126673WJ7	46	—	46	—	—	12/31/2022
576434WN0	391	233	158	233	291	12/31/2022
45662FAD2	2,070	1,945	125	1,945	1,945	12/31/2022
86360BAJ7	5,564	5,492	72	5,492	5,349	12/31/2022
93934FGB2	10,564	10,390	174	10,390	9,890	12/31/2022
059522BG6	3,037	3,030	8	3,030	2,860	12/31/2022
65538NAC7	9,206	8,680	527	8,680	8,942	12/31/2022
86360WAD4	2,830	2,802	28	2,802	3,357	12/31/2022
65535VPY8	16,714	14,676	2,037	14,676	14,542	12/31/2022
45257EAC8	9,016	8,384	632	8,384	10,230	12/31/2022
76112FAA9	24,667	22,586	2,081	22,586	22,942	12/31/2022
65538PAC2	5,534	5,422	112	5,422	9,703	12/31/2022

34

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
466286AA9	6,895	6,570	325	6,570	6,881	12/31/2022
55028BAA5	1,276	1,219	57	1,219	1,219	12/31/2022
52523MAD2	12,575	10,777	1,798	10,777	13,951	12/31/2022
362480AD7	6,610	6,550	60	6,550	6,336	12/31/2022
05952EAA4	470	464	6	464	462	12/31/2022
17025TBE0	3,865	3,838	28	3,838	3,524	12/31/2022
12667GQG1	7,643	7,483	161	7,483	7,422	12/31/2022
45667QAC5	6,189	6,125	64	6,125	5,783	12/31/2022
933637AE0	4,783	4,661	122	4,661	4,791	12/31/2022
94985JBP4	1,323	1,276	47	1,276	1,281	12/31/2022
45660L6N4	2,679	2,589	90	2,589	3,041	12/31/2022
232434AE0	31,147	30,754	392	30,754	30,984	12/31/2022
93935DAA4	101,328	101,149	179	101,149	110,243	12/31/2022
61745M4M2	19,835	19,342	493	19,342	19,325	12/31/2022
05952GAA9	2,359	2,348	11	2,348	2,333	12/31/2022
65537KAX8	8,292	8,231	61	8,231	8,651	12/31/2022
61749CAA9	2,184	2,115	69	2,115	2,155	12/31/2022
45661XAD4	12,465	12,381	84	12,381	10,853	12/31/2022
456680AE7	10,213	9,348	865	9,348	9,359	12/31/2022
655378AH0	20,080	19,795	285	19,795	17,788	12/31/2022
83611MGV4	18,049	17,431	617	17,431	17,429	12/31/2022
885220DQ3	406	376	30	376	376	12/31/2022
12667F4G7	23,496	22,194	1,302	22,194	22,333	12/31/2022
45669BAA0	50,727	49,417	1,310	49,417	49,405	12/31/2022
45660NS22	8,638	8,205	433	8,205	8,407	12/31/2022
45660LEF2	21,911	21,709	202	21,709	20,319	12/31/2022
576434EC4	561	538	23	538	538	12/31/2022
126694LE6	380	349	30	349	351	12/31/2022
881561VZ4	150	148	1	148	149	12/31/2022
30253MAR3	55	55	—	55	55	12/31/2022
86359BXM8	6	5	—	5	6	12/31/2022
92990GAA1	678	589	89	589	589	12/31/2022
949802AC6	90	88	2	88	88	12/31/2022
79548KPK8	4	3	—	3	3	12/31/2022
92922FEC8	205	155	49	155	155	12/31/2022
07384YNJ1	396	380	16	380	380	12/31/2022
05946XP64	2,011	1,933	78	1,933	1,933	12/31/2022
04541GTN2	1,020	1,016	5	1,016	1,016	12/31/2022
805564PQ8	240	108	132	108	19	12/31/2022
55265WAS2	1,503	1,451	52	1,451	1,451	12/31/2022
22541QQJ4	595	223	372	223	33	12/31/2022
12669GXJ5	9,617	9,349	269	9,349	9,376	12/31/2022
617445CL3	6	1	4	1	1	12/31/2022
939336C92	959	796	163	796	781	12/31/2022
22540AQ35	59	58	—	58	58	12/31/2022
576434EX8	8	1	7	1	—	12/31/2022
12667FHZ1	450	342	108	342	342	12/31/2022
86359B4X6	52	50	3	50	48	12/31/2022
86359DLM7	3,779	3,608	171	3,608	3,607	12/31/2022
94974SAH6	33	18	15	18	18	12/31/2022
86359BWR8	430	414	16	414	414	12/31/2022
64352VMP3	26,389	24,380	2,008	24,380	24,380	12/31/2022
32051GQP3	630	617	14	617	617	12/31/2022
466247BE2	361	360	2	360	360	12/31/2022
12669G4P3	820	811	9	811	823	12/31/2022

35

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
22541QR79	2,064	1,895	169	1,895	1,905	12/31/2022
64352VGV7	14,818	13,926	892	13,926	13,978	12/31/2022
12669EWF9	529	504	25	504	504	12/31/2022
12667FZF5	3,193	3,160	32	3,160	3,168	12/31/2022
05946XY56	1,966	1,842	124	1,842	1,843	12/31/2022
576433DS2	364	4	361	4	3	12/31/2022
5899296T0	187	143	44	143	141	12/31/2022
12669FTC7	2,834	2,604	230	2,604	2,568	12/31/2022
05951KAM5	320	315	6	315	315	12/31/2022
362341ZV4	2,188	2,099	89	2,099	2,099	12/31/2022
68389FKQ6	154	153	1	153	153	12/31/2022
576433QT6	1,421	1,364	58	1,364	1,364	12/31/2022
02151RAB9	1,896	1,794	102	1,794	1,794	12/31/2022
02660VAG3	5,414	5,240	174	5,240	5,240	12/31/2022
81744FHV2	1,224	1,085	139	1,085	1,085	12/31/2022
61744CZD1	2,113	2,072	41	2,072	2,072	12/31/2022
12666BAE5	2,364	2,325	39	2,325	2,325	12/31/2022
12669GC58	6,689	6,330	360	6,330	6,219	12/31/2022
05946XSQ7	1,939	1,886	53	1,886	1,886	12/31/2022
12667GBC6	11,894	11,320	574	11,320	11,386	12/31/2022
22541QAP7	218	202	16	202	202	12/31/2022
92922FQF8	22	20	2	20	20	12/31/2022
36185MEG3	1,311	1,289	22	1,289	1,292	12/31/2022
57643MCZ5	80	74	5	74	74	12/31/2022
12669GXV8	2,976	2,766	210	2,766	2,780	12/31/2022
05530VAA7	3,250	3,246	4	3,246	3,064	12/31/2022
126673TG7	15	15	—	15	15	12/31/2022
007036DP8	1,029	921	108	921	921	12/31/2022
52523MAC4	10,074	9,940	134	9,940	11,077	12/31/2022
761118WQ7	6,206	5,341	865	5,341	6,663	12/31/2022
5899297K8	3,287	3,208	80	3,208	3,208	12/31/2022
126670NZ7	12,244	11,905	339	11,905	11,905	12/31/2022
17025TAR2	1,072	998	74	998	976	12/31/2022
466247KL6	166	54	113	54	54	12/31/2022
542514SW5	10,496	9,749	747	9,749	9,748	12/31/2022
23247LAD0	12,529	12,213	316	12,213	12,213	12/31/2022
02147HAF9	12,881	12,641	240	12,641	11,735	12/31/2022
466247PE7	4,629	4,344	285	4,344	4,344	12/31/2022
92922FC22	2,814	2,681	133	2,681	2,681	12/31/2022
23243WAD0	8,284	7,491	793	7,491	7,491	12/31/2022
45669FAC7	2,649	2,627	22	2,627	2,853	12/31/2022
63860FAG8	4,383	4,014	368	4,014	4,014	12/31/2022
12667F3X1	4,042	3,982	60	3,982	4,559	12/31/2022
05948K3G2	567	562	5	562	537	12/31/2022
3623413Y3	5,764	5,277	486	5,277	6,475	12/31/2022
32051GPW9	9,230	9,160	70	9,160	9,209	12/31/2022
75409TDB8	4,169	3,266	903	3,266	3,266	12/31/2022
32027EAF8	5,643	5,127	516	5,127	5,127	12/31/2022
86363XAA5	8,134	7,340	794	7,340	7,340	12/31/2022
576434TH7	1	1	—	1	1	12/31/2022
12667FFL4	1	1	—	1	1	12/31/2022
12667FYS8	253	206	47	206	208	12/31/2022
466247VH3	255	233	21	233	234	12/31/2022
576434XG4	5	5	—	5	5	12/31/2022
881561XM1	268	267	1	267	268	12/31/2022

36

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
12668AL37	203	196	7	196	197	12/31/2022
225458FG8	230	219	11	219	220	12/31/2022
466275AA2	497	486	11	486	486	12/31/2022
74160MEH1	1,561	1,423	138	1,423	1,433	12/31/2022
Quarterly Total	$1,416,455	$1,336,050	$80,404	$1,336,050	$1,498,468

		Year-end Total	$114,287

None of the structured notes held by the Company are defined as a Mortgage-Referenced Security by the IAO.

5. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

At December 31, 2022, the Company had no bonds loaned pursuant to the securities lending program. At December 31, 2021, the Company had bonds loaned with a fair value of approximately $2.3 billion pursuant to the securities lending program.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2022	2021

30 days or less	$—	$313

31 to 60 days	—	765

61 to 90 days	—	1,348

Subtotal	—	2,426

Securities collateral received	—	—

Total collateral received	$—	$2,426

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

	December 31, 2022		December 31, 2021
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open positions	$—	$—	$1,727	$1,727

Subtotal	—	—	1,727	1,727

Securities collateral received	—	—	—	—

Total collateral reinvested	$—	$—	$1,727	$1,727

Repurchase Agreements

At December 31, 2022 and 2021, bonds with a fair value of approximately $1,668 million and $122 million, respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

37

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2022	2021
Open positions	$—	$—
30 days or less	1,316	—
31 to 60 days	145	—
61 to 90 days	—	—
Greater than 90 days	264	120
Subtotal	1,725	120
Securities collateral received	—	—
Total collateral received	$1,725	$120

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2022:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount 1. Open - No Maturity	$200	$205	$273	$19
2. Overnight	151	158	219	546
3. 2 Days to 1 Week	—	—	—	1,164
4. > 1 Week to 1 Month	—	—	—	1,795
5. > 1 Month to 3 Months	—	—	—	307
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

b. Ending Balance 1. Open - No Maturity	$200	$180	$186	$—
2. Overnight	—	—	—	—
3. 2 Days to 1 Week	—	—	—	591
4. > 1 Week to 1 Month	—	—	—	1,130
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

The following table presents the Company’s liability to return collateral for the year ended December 31, 2022:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount 1. Cash (Collateral - All)	$351	$364	$492	$3,832
2. Securities Collateral (FV)	—	—	—	—
b. Ending Balance 1. Cash (Collateral - All)	$200	$180	$186	$1,722
2. Securities Collateral (FV)	—	—	—	—

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

38

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

	December 31, 2022		December 31, 2021

(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$1,933	$1,668	$117	$122
Greater than three years	—	—	—	—
Subtotal	1,933	1,668	117	122
Securities collateral received	—	—	—	—
Total collateral reinvested	$1,933	$1,668	$117	$122

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2022:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount 1. BACV	$—	$—	$—	$—
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	—	—	—	—

b. Ending Balance 1. BACV	$217	$225	$236	$1,933
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	206	183	176	1,668

39

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2022:

(in millions)	1 None	2 NAIC 1	3 NAIC 2	4 NAIC 3

Ending Balance a. Bonds - BACV	$—	$801	$1,132	$—
b. Bonds - FV	—	657	1,012	—
c. LB & SS - BACV	—	—	—	—
d. LB & SS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	801	1,132	—
q. Total Assets - FV	—	657	1,012	—

(in millions)	5 NAIC 4	6 NAIC 5	7 NAIC 6	8 Non-Admitted

Ending Balance a. Bonds - BACV	$—	$—	$—	$—
b. Bonds - FV	—	—	—	—
c. LB & SS - BACV	—	—	—	—
d. LB & SS - FV	—	—	—	—
e. Preferred Stock - BACV	—	—	—	—
f. Preferred Stock - FV	—	—	—	—
g. Common Stock	—	—	—	—
h. Mortgage Loans - BACV	—	—	—	—
i. Mortgage Loans - FV	—	—	—	—
j. Real Estate - BACV	—	—	—	—
k. Real Estate - FV	—	—	—	—
l. Derivatives - BACV	—	—	—	—
m. Derivatives - FV	—	—	—	—
n. Other Invested Assets - BACV	—	—	—	—
o. Other Invested Assets - FV	—	—	—	—
p. Total Assets - BACV	—	—	—	—
q. Total Assets - FV	—	—	—	—

40

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

6. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

The following table presents the carrying value of the Company’s restricted assets:

	December 31,
(in millions)	2022	2021

On deposit with states	$47	$48

Securities lending	—	2,107

Collateral held on securities lending	—	2,426

FHLB stock and collateral pledged	5,043	4,265

Subject to repurchase agreements	1,933	117

Collateral for derivatives	1,541	1,010

Guaranteed interest contracts	68	37

Other restricted assets	464	127

Total	$9,096	$10,137

7. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

•	An interest rate above prime to borrowers who do not qualify for prime rate loans;

•	Borrowers with low credit ratings (FICO scores);

•	Interest-only or negative amortizing loans;

•	Unconventionally high initial loan-to-value ratios;

•	Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

•	Borrowers with less than conventional documentation of their income and/or net assets;

•	Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or,

•	Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan-to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant “payment shock” when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

41

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company has no direct exposure through investments in subprime mortgage loans. The Company’s exposure is through other investments, primarily in RMBS, as described above.

The following table presents information regarding the Company’s investments with subprime exposures:

(in millions)	Actual Cost	Book Adjusted Statement Value	Fair Value	OTTI Recognized to Date
December 31, 2022
In general account:

RMBS	$868	$842	$963	$(14)

CDOs	74	88	83	—

Total subprime exposure	$942	$930	$1,046	$(14)

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

42

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

8. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. Effective January 1, 2020 the Company adopted Statement of Statutory Accounting Principles 108, Derivatives Hedging Variable Annuity Guarantees (“SSAP 108”). SSAP 108 allows special accounting treatment for limited derivatives hedging variable annuity guarantee benefits subject to fluctuation as a result of interest rate sensitivity. The special accounting provision permits reporting entities to utilize a form of macro-hedging in which a portfolio of variable annuity policies are jointly designated as the host contracts containing the hedge item, in a fair value hedge, pursuant to a Clearly Defined Hedging Strategy (CDHS) defined within Valuation Manual 21 (VM-21). Under SSAP 108 all derivatives are reported at fair value (“FV”). FV change in hedge instruments attributable to the hedged risk that offset the change in reserve attributable to the hedged risk is recognized as realized gain/loss in the current period there were no excludable components.

At December 31, 2022 and 2021, fair value of the derivatives was a liability of $1.2 billion and $354 million, full contract fair value was a liability of $1.7 billion and $2.4 billion and hedge target fair value was a liability of $841 million and $2.4 billion. For the period ending December 31, 2022 and 2021, FV change in hedge instruments attributable to the hedged risk that offset the change in reserve attributable to the hedged risk was a realized gain of $1 billion and $356 million, respectively. FV change in hedge instruments attributable to the hedged risk that do not offset the change in reserve attributable to the hedged risk are recognized as deferred assets/liabilities in the current period and amortized over projected VA guarantees’ Macaulay Duration within the Standard Projection, but not more than 10 years. At December 31, 2022 and 2021, the FV change in hedge instruments attributable to the hedged risk that do not offset the change in reserve attributable to the hedged risk was a deferred assets of $739 million and deferred liability $76 million, respectively. For the periods ending December 31, 2022 and 2021, amortization was a realized loss of $32 million and a realized gain of $19 million, respectively. FV change in hedge instruments not attributable to the hedged risk are recognized as unrealized gain/loss, if any. All FV changes in hedge instruments were attributable to the hedged risk for the period. Based on the currently liability profile, deferred asset/liabilities are being amortized over 10 years.

The Company has determined that its other derivative financial instruments do not qualify for hedge accounting. As a result, excluding the special accounting treatment for limited derivatives hedging variable annuity guarantees noted above, derivatives are accounted for at fair value and the changes in the fair value recorded in surplus as unrealized gains or losses, net of deferred taxes. The value of the Company’s exchange traded futures contracts relates to the one-day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital gain of $478 million in 2022, an unrealized capital gain of $139 million in 2021 and an unrealized capital gain of $271 million in 2020, related to derivatives that did not qualify for hedge accounting.

Net cash collateral received for derivative transactions increased in the year 2022, as a result increases in fair values of derivatives covered by ISDA Master Agreements and Credit Support Annex provisions. At December 31, 2022, the Company held collateral for SSAP 86 and SSAP 108 derivatives of $205 million, which is invested in cash, cash equivalents and/or short-term investments.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one

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counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company’s interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities; and (4) unlisted swaps and swaptions in U.S. Dollar Secured Overnight Financing Rate.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (OTC) derivatives, the Company’s net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an International Swaps and Derivative Association Master Agreement (ISDA Master Agreement) and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company’s admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive

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variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

The following table presents the notional amounts, statement values and fair values of the Company’s derivative instruments:

	December 31, 2022			December 31, 2021
(in millions)	Contract or Notional Amount	Statement Value	Fair Value	Contract or Notional Amount	Statement Value	Fair Value
Assets:
Interest rate contracts	$18,022	$1,700	$1,700	$24,013	$1,829	$1,829
Foreign exchange contracts	5,190	822	826	5,217	494	494
Equity contracts	58,131	1,505	1,504	54,151	4,358	4,358
Credit contracts	—	—	—	1,840	—	—
Other contracts	49	1	1	—	—	—
Derivative liabilities, gross	81,392	4,028	4,031	85,221	6,681	6,681
Counter party netting*	—	(3,562)	(3,562)	—	(5,599)	(5,599)
Derivative assets, net	$81,392	$466	$469	$85,221	$1,082	$1,082
Liabilities:
Interest rate contracts	$22,448	$2,653	$2,653	$23,713	$1,571	$1,571
Foreign exchange contracts	7,484	523	521	5,874	327	327
Equity contracts	39,808	1,193	1,193	37,065	3,924	3,924
Other contracts	—	—	—	52	—	—
Derivative liabilities, gross	69,740	4,369	4,367	66,704	5,822	5,822
Counter party netting*	—	(3,562)	(3,562)	—	(5,599)	(5,599)
Derivative liabilities, net	$69,740	$807	$805	$66,704	$223	$223

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

	December 31, 2022		December 31, 2021
(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount recognized	$4,028	$4,369	$6,681	$(5,822)
Amount offset	(3,562)	(3,562)	(5,599)	5,599
Net amount presented in the Statement of Admitted Assets, Liabilities, and Capital and Surplus	$466	$807	$1,082	$(223)

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9. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company’s derivative financial instruments with concentrations of credit risk:

	December 31, 2022		December 31, 2021
(in millions)	Contract or Notional Amount	Final Maturity Date	Contract or Notional Amount	Final Maturity Date
Derivative assets:
Interest rate contracts	$18,022	2069	$24,013	2071
Foreign exchange contracts	5,190	2061	5,217	2051
Equity contracts	58,131	2028	54,151	2028
Credit contracts	—	—	1,840	2026
Other contracts	49	2042	—
Derivative liabilities:
Interest rate contracts	22,448	2071	23,713	2070
Foreign exchange contracts	7,484	2060	5,874	2060
Equity contracts	39,808	2024	37,065	2023
Other contracts	—	—	52	2042

The credit exposure to the Company’s derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company’s derivative contracts aggregated $848.9 million and $978.2 million at December 31, 2022 and 2021, respectively.

10. FAIR VALUE INSTRUMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:

•

Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

•

Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and

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inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•

Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

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Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company’s financial instruments not measured at fair value compared to their statement values:

(in millions)	Aggregate Fair Value	Admitted Assets or Liabilities	Level 1	Level 2	Level 3

December 31, 2022
Assets:
Bonds	$94,784	$108,404	$—	$80,029	$14,755
Preferred stocks	78	82	—	78	—
Common stocks	163	163	—	163	—
Cash, cash equivalents and short-term investments	951	951	564	387	—
Mortgage loans	23,082	25,131	—	—	23,082
Contract loans	1,138	1,138	—	—	1,138
Derivatives	5	2	—	5	—
Receivables for securities	73	73	—	73	—
Securities lending reinvested collateral assets	—	—	—	—	—
Separate account assets	12,087	14,525	—	12,087	—
Liabilities:
Policy reserves and contractual liabilities	11,734	11,635	—	106	11,628
Derivatives	20	22	—	20	—
Payable for securities	369	369	—	369	—
Payable for securities lending	—	—	—	—	—

December 31, 2021
Assets:
Bonds	$117,841	$107,761	$—	$102,757	$15,084
Preferred stocks	83	79	—	83	—
Common stocks	158	158	—	158	—
Cash, cash equivalents and short-term investments	802	802	170	632	—
Mortgage loans	23,331	22,276	—	—	23,331
Contract loans	1,164	1,164	—	—	1,164
Receivables for securities	197	197	—	197	—
Securities lending reinvested collateral assets	1,727	1,727	—	1,727	—
Separate account assets	13,248	12,492	—	13,248	—
Liabilities:
Policy reserves and contractual liabilities	12,293	11,518	—	153	12,140
Payable for securities	678	678	—	678	—
Payable for securities lending	2,426	2,426	—	2,426	—

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Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and redeemable preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. Perpetual preferred stocks are carried at fair value, not to exceed any currently effective call rate. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer’s industry, the security’s rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management’s best estimate is used.

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.

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Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

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Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

(in millions)	Level 1	Level 2	Level 3	Counterparty Netting*	Total
December 31, 2022
Assets at fair value:
Bonds
All Other Government		2			2
Industrial and miscellaneous	—	46	3	—	49
Total bonds	—	48	3	—	51
Preferred stock
Industrial and miscellaneous	4	—	7	—	11
Total preferred stock	4	—	7	—	11
Common stock
Industrial and miscellaneous	7	2	2	—	11
Mutual funds	—	—	—	—	—
Total common stock	7	2	2	—	11
Derivative assets:
Interest rate contracts	1	1,411	288	—	1,700
Foreign exchange contracts	—	821	—	—	821
Equity contracts	9	1,255	240	—	1,504
Other Contracts	—	—	1		1
Counterparty netting	—	—		(3,562)	(3,562)
Total derivative assets	10	3,487	529	(3,562)	464
Separate account assets	43,653	1,523	—	—	45,176
Total assets at fair value	$43,674	$5,060	$541	$(3,562)	$45,713
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$—	$2,653	$—	$—	$2,653
Foreign exchange contracts	—	502	—	—	502
Equity contracts	2	1,174	16	—	1,192
Counterparty netting	—	—	—	(3,562)	(3,562)
Total derivative liabilities	2	4,329	16	(3,562)	785
Total liabilities at fair value	$2	$4,329	$16	$(3,562)	$785
December 31, 2021
Assets at fair value:
Bonds
Industrial and miscellaneous	$—	$2	$11	$—	$13
Total bonds	—	2	11	—	13
Preferred stock
Industrial and miscellaneous	5	1	6	—	12
Total preferred stock	5	1	6	—	12
Common stock
Industrial and miscellaneous	7	—	—	—	7
Mutual funds	—	1	—	—	1
Total common stock	7	1	—	—	8
Derivative assets:
Interest rate contracts	—	1,829	—	—	1,829
Foreign exchange contracts	—	494	—	—	494
Equity contracts	5	3,942	410	—	4,357
Counterparty netting	—	—	—	(5,599)	(5,599)
Total derivative assets	5	6,265	410	(5,599)	1,081
Separate account assets	55,769	2,037	—	—	57,806
Total assets at fair value	$55,786	$8,306	$427	$(5,599)	$58,920
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$1	$1,570	$—	$—	$1,571
Foreign exchange contracts	—	327	—	—	327
Equity contracts	1	3,901	22	—	3,924
Counterparty netting	—	—	—	(5,599)	(5,599)
Total derivative liabilities	2	5,798	22	(5,599)	223
Total liabilities at fair value	$2	$5,798	$22	$(5,599)	$223
* Represents netting of derivative exposures covered by a qualifying master netting agreement.

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Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

(in millions)	Bonds	Preferred Stocks	Common Stocks	Derivative Assets	Total Assets	Derivative Liabilities
Balance, January 1, 2020	$1	$—	$20	$157	$178	$30
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(2)	—	—	88	86	44
Included in surplus	2	1	—	30	33	24
Purchases, issuances and settlements	(14)	—	(30)	(94)	(138)	(43)
Transfers into Level 3	39	1	10	—	50	—
Transfers out of Level 3	(14)	(2)	—	—	(16)	—
Balance, December 31, 2020	$12	$—	$—	$181	$193	$55
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(9)	14	10	(56)	(41)	7
Included in surplus	15	—	—	28	43	(49)
Purchases, issuances and settlements	(43)	(12)	(10)	258	193	9
Transfers into Level 3	38	4	—	52	94	—
Transfers out of Level 3	(2)	—	—	(53)	(55)	—
Balance, December 31, 2021	$11	$6	$—	$410	$427	$22
Total realized/unrealized capital gains or losses:
Included in net (loss) income	13	—	—	(232)	(219)	(29)
Included in surplus	(11)	(1)	—	(214)	(226)	(22)
Purchases, issuances and settlements	(44)	2	1	565	524	45
Transfers into Level 3	73	—	1	—	74	—
Transfers out of Level 3	(39)	—	—	—	(39)	—
Balance, December 31, 2022	$3	$7	$2	$529	$541	$16

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company’s policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2022 and 2021, there were no transfers between Level 1 and Level 2 securities and transfers between Level 2 and Level 3 securities were less than one million.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2022 and 2021 may include changes in fair value that were attributable to both observable and unobservable inputs.

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2022.

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Gross Basis Fair Value Measurements

The following table presents the Company’s derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2022
Derivative assets at fair value	$10	$3,487	$529	$4,026
Derivative liabilities at fair value	(2)	(4,329)	(16)	(4,347)

December 31, 2021
Derivative assets at fair value	$5	$6,266	$410	$6,681
Derivative liabilities at fair value	2	5,798	22	5,822

11. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company’s reserves by major category:

	Years ended December 31,
(in millions)	2022	2021
Life insurance	$41,157	$40,862
Annuities (excluding supplementary contracts with life contingencies)	88,847	84,078
Supplementary contracts with life contingencies	480	582
Accidental death benefits	15	16
Disability - active lives	31	33
Disability - disabled lives	210	221
Excess of VM-21 reserves over basic reserves	18	181
Deficiency reserves	1,272	1,351
Other miscellaneous reserve	1,154	1,324
Gross life and annuity reserves	133,184	128,648
Reinsurance ceded	(24,335)	(24,568)
Net life and annuity reserves	108,849	104,080
Accident and health reserves
Unearned premium reserves	7	8
Present value of amounts not yet due on claims	193	202
Additional contract reserves	520	537
Gross accident and health reserves	720	747
Reinsurance ceded	(9)	(11)
Net accident and health reserves	711	736
Aggregate policy reserves	$109,560	$104,816

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

A. Individual Annuities:

	December 31, 2022
(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$35,097	$2,469	$—	$37,566	32.71%
b. At book value less current surrender charge of 5% or more	10,105	—	—	10,105	8.80%
c. At fair value	—	32	27,518	27,550	23.99%
d. Total with market adjustment or at fair value	45,202	2,501	27,518	75,221	65.50%
e. At book value without adjustment (minimal or no charge or adjustment)	25,372	—	11	25,383	22.10%
(2) Not subject to discretionary withdrawal	14,182	—	54	14,236	12.40%
(3) Total (gross: direct + assumed)	$84,756	$2,501	$27,583	$114,840	100.00%
(4) Reinsurance ceded	253	—	—	253
(5) Total (net)* (3) - (4)	$84,503	$2,501	$27,583	$114,587
(6) Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$2,936	$—	$—	$2,936

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* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

B. Group Annuities:

	December 31, 2022
(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$180	$59	$—	$239	0.82%
b. At book value less current surrender charge of 5% or more	33	—	—	33	0.11%
c. At fair value	—	—	13,545	13,545	46.30%
d. Total with market adjustment or at fair value	213	59	13,545	13,817	47.23%
e. At book value without adjustment (minimal or no charge or adjustment)	2,369	—	—	2,369	8.10%
(2) Not subject to discretionary withdrawal	1,989	11,057	24	13,070	44.67%
(3) Total (gross: direct + assumed)	$4,571	$11,116	$13,569	$29,256	100.00%
(4) Reinsurance ceded	64	—	—	64
(5) Total (net)* (3) - (4)	$4,507	$11,116	$13,569	$29,192
(6) Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$2	$—	$—	$2

* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

C. Deposit-Type Contracts (no life contingencies):
	December 31, 2022
(in millions)	General account	Separate account with guarantees	Separate account non- guaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	—	—	—%
d. Total with market adjustment or at fair value	—	—	—	—	—%
e. At book value without adjustment (minimal or no charge or adjustment)	578	—	6	584	4.71%
(2) Not subject to discretionary withdrawal	11,757	—	52	11,809	95.29%
(3) Total (gross: direct + assumed)	$12,335	$—	$58	$12,393	100.00%
(4) Reinsurance ceded	19	—	—	19
(5) Total (net)* (3) - (4)	$12,316	$—	$58	$12,374
(6) Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$—	$—	$—	$—

* Represents annuity reserves reported in separate accounts liabilities.

Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2022:

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	December 31, 2022
	General Account			Separate Account - non-guaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
A. Subject to discretionary withdrawal,
surrender values, or policy loans:
(1) Term policies with cash value	$—	$573	$3,172	$—	$—	$—
(2) Universal life	5,672	5,653	6,432	—	—	—
(3) Universal life with secondary guarantees	1,684	1,458	7,568	—	—	—
(4) Indexed universal life	721	636	733	—	—	—
(5) Indexed universal life with secondary guarantees	1,590	1,015	1,656	—	—	—
(6) Indexed life	—	—	—	—	—	—
(7) Other permanent cash value life insurance	2,164	8,628	9,888	1,718	1,718	1,718
(8) Variable life	—	—	—	—	—	—
(9) Variable universal life	115	103	142	1,797	1,789	1,768
(10) Miscellaneous reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal or no cash values
(1) Term policies without cash value	$—	$—	$11,566	$—	$—	$—
(2) Accidental death benefits	—	—	15	—	—	—
(3) Disability - active lives	—	—	31	—	—	—
(4) Disability - disabled lives	—	—	210	—	—	—
(5) Miscellaneous reserves	—	—	2,303	—	—	—
C. Total (gross: direct + assumed)	$11,946	$18,066	$43,716	$3,515	$3,507	$3,486
D. Reinsurance ceded	6,328	9,266	24,000	—	—	—
E. Total (net) (C) - (D)	$5,618	$8,800	$19,716	$3,515	$3,507	$3,486

12. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable life insurance policies and variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

Certain other separate accounts relate to MVA fixed annuity contracts in which the assets are carried at amortized cost. These policies are required to be held in the Company’s separate account by certain states, including Texas.

Certain other separate accounts relate to flexible premium adjustable life insurance and terminal funding annuities in which the assets are carried at amortized cost. These contracts provide the greater of guaranteed interest returns defined in the policy or interest in excess of the guaranteed rate as defined by the Company.

The Company does not engage in securities lending transactions within the separate accounts.

In accordance with the products/transactions recorded within the separate account, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

General account reserves of $82 million and $14 million were established for the separate account reserve in excess of assets in subaccounts TFA1-B and TFA1-D, respectively.

During 2019, the Company established an insulated subaccount CRT-1 of separate account CRT for a reinsurance transaction. Excluding the initial premium and after foreign exchange conversions, the aggregate amount transferred from the general account to the subaccount CRT-1 was $30 million during the fourth quarter of 2022 and $79 million on a cumulative basis. A reserve of $0 is maintained at December 31, 2022 in the general account related to subaccount

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CRT-1. The insulated separate account maintained a reserve of $178 million at December 31, 2022 for this subaccount CRT-1.

During 2020, the Company established an insulated subaccount CRT-2 of separate account CRT for a reinsurance transaction. Excluding the initial premium and after foreign exchange conversions, the aggregate amount transferred from the subaccount CRT-2 to the general account, was $67 million during the fourth quarter of 2022 and $247 million on a cumulative basis. A reserve of $0 is maintained at December 31, 2022 in the general account related to subaccount CRT-2. The insulated separate account maintained a reserve of $469 million at December 31, 2022 for this subaccount CRT-2.

During 2020, the Company established an insulated subaccount CRT-3 of separate account CRT for a reinsurance transaction. Excluding the initial premium and after foreign exchange conversions, the aggregate amount transferred from the general account to the subaccount CRT-3 was $48 million during the fourth quarter of 2022 and $171 million on a cumulative basis. A reserve of $0 is maintained at December 31, 2022 in the general account related to subaccount CRT-3. The insulated separate account maintained a reserve of $388 million at December 31, 2022 for this subaccount CRT-3.

During 2021, the Company established an insulated subaccount CRT-5 of separate account CRT for a reinsurance transaction. Excluding the initial premium and after foreign exchange conversions, the aggregate amount transferred from the general account CRT-5 to the subaccount was $33 million during the fourth quarter of 2022 and $43 million on a cumulative basis. A reserve of $0 is maintained at December 31, 2022 in the general account related to subaccount CRT-5. The insulated separate account maintained a reserve of $201 million at December 31, 2022 for this subaccount CRT-5.

During 2021, the Company established an insulated subaccount CRT-6 of separate account CRT for a reinsurance transaction. Excluding the initial premium and after foreign exchange conversions, the aggregate amount transferred from the subaccount CRT-6 to the general account was $31 million during the fourth quarter of 2022 and $115 million on a cumulative basis. A reserve of $0 is maintained at December 31, 2022 in the general account related to subaccount CRT-6. The insulated separate account maintained a reserve $171 million at December 31, 2022 for this subaccount CRT-6.

During 2021, the Company established an insulated subaccount CRT-7 of separate account CRT for a reinsurance transaction. Excluding the initial premium and after foreign exchange conversions, the aggregate amount transferred from the subaccount CRT-7 to the general account was $106 million during the fourth quarter of 2022 and $273 million on a cumulative basis. A reserve of $0 is maintained at December 31, 2022 in the general account related to subaccount CRT-7. The insulated separate account maintained a reserve $634 million at December 31, 2022 for this subaccount CRT-7.

During 2021, the Company established an insulated subaccount CRT-8 of separate account CRT for a reinsurance transaction. Excluding the initial premium and after foreign exchange conversions, the aggregate amount transferred from the subaccount CRT-8 to the general account was $149 million during the fourth quarter of 2022 and $394 million on a cumulative basis. A reserve of $0 is maintained at December 31, 2022 in the general account related to subaccount CRT-8. The insulated separate account maintained a reserve 743 million at December 31, 2022 for this subaccount CRT-8.

During 2022, the Company established an insulated subaccount CRT-9 of separate account CRT for a reinsurance transaction. Excluding the initial premium and after foreign exchange conversions, the aggregate amount transferred from the subaccount CRT-9 to the general account was $25 million during the fourth quarter of 2022 and $38 million on a cumulative basis. A reserve of $0 is maintained at December 31, 2022 in the general account related to subaccount CRT-9. The insulated separate account maintained a reserve $109 million at December 31, 2022 for this subaccount CRT-9.

During 2022, the Company established an insulated subaccount CRT-10 of separate account CRT for a reinsurance transaction. Excluding the initial premium and after foreign exchange conversions, there were no transfers from the

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

subaccount CRT-10 to the general account during the fourth quarter of 2022 and on a cumulative basis. A reserve of $0 is maintained at December 31, 2022 in the general account related to subaccount CRT-10. The insulated separate account maintained a reserve $228 million at December 31, 2022 for this subaccount CRT-10.

During 2022, the Company established an insulated subaccount CRT-11 of separate account CRT for a reinsurance transaction. Excluding the initial premium and after foreign exchange conversions, there were no transfers from the subaccount CRT-11 to the general account during the fourth quarter of 2022 and on a cumulative basis. A reserve of $0 is maintained at December 31, 2022 in the general account related to subaccount CRT-11. The insulated separate account maintained a reserve $953 million at December 31, 2022 for this subaccount CRT-11.

The following table presents separate account assets by product or transaction:

	December 31, 2022		December 31, 2021
(in millions)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)
Variable annuities	$42,104	$—	$54,057	$—
Variable life	3,073	—	3,750	—
Bank-owned life insurance – hybrid	482	—	463	—
Deferred annuities with MVA features	417	—	428	—
Terminal funding	11,453	—	9,759	—
Annuities with MVA features	—	2,148	—	1,818
Fixed annuities excess interest adjustment features	—	24	—	23
Total	$57,529	$2,172	$68,457	$1,841

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2022 and 2021 is $3.9 billion and $5.3 billion, respectively.

There was no separate account business seed money at December 31, for both 2022 and 2021.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

(in millions)	Risk Charge paid by the Separate Account	Guarantees Paid by the General Account
2022	$596	$64
2021	539	36
2020	450	43
2019	383	35
2018	324	41

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The following table presents information regarding the separate accounts:

(in millions)	Indexed	Non- indexed guarantee less than or equal to 4%	Non- indexed guarantee more than 4%	Non- guaranteed separate accounts	Total
December 31, 2022
Premiums, considerations or deposits	$434	$—	$41	$4,964	$5,439
Reserves for accounts with assets at:
Market value	$—	$—	$—	$44,187	$44,187
Amortized costs	2,071	11,613	385	—	14,069
Total reserves	$2,071	$11,613	$385	$44,187	$58,256
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$2,071	$11,154	$385	$—	$13,610
At market value	—	—	—	44,094	44,094
Subtotal	2,071	11,154	385	44,094	57,704
Not subject to discretionary withdrawal	—	458	—	93	551
Total reserves	$2,071	$11,612	$385	$44,187	$58,255
December 31, 2021
Premiums, considerations or deposits	$414	$—	$9	$6,659	$7,082
Reserves for accounts with assets at:
Market value	$—	$—	$—	$56,703	$56,703
Amortized costs	1,805	9,370	361	—	11,536
Total reserves	$1,805	$9,370	$361	$56,703	$68,239
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$1,805	$8,840	$361	$—	$11,006
At market value	—	—	—	56,565	56,565
Subtotal	1,805	8,840	361	56,565	67,571
Not subject to discretionary withdrawal	—	530	—	138	668
Total reserves	$1,805	$9,370	$361	$56,703	$68,239
December 31, 2020
Premiums, considerations or deposits	$287	$—	$15	$4,263	$4,565
Reserves for accounts with assets at:
Market value	$—	$—	$—	$52,439	$52,439
Amortized costs	1,542	6,988	404	—	8,934
Total reserves	$1,542	$6,988	$404	$52,439	$61,373
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$1,542	$5,360	$404	$—	$7,306
At market value	—	—	—	52,324	52,324
Subtotal	1,542	5,360	404	52,324	59,630
Not subject to discretionary withdrawal	—	1,628	—	114	1,742
Total reserves	$1,542	$6,988	$404	$52,438	$61,372

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

	Years Ended December 31,
(in millions)	2022	2021	2020
Transfers to separate accounts	$5,439	$7,082	$4,553
Transfers from separate accounts	(4,330)	(5,400)	(4,280)
Net transfers to (from) separate accounts	1,109	1,682	273
Reconciling adjustments:
Deposit-type contracts	—	—	—
Total reconciling adjustments	—	—	—
Transfers as reported in the Statutory Statements of Operations	$1,109	$1,682	$273

13. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (GMWB) and, to a lesser extent, guaranteed minimum accumulation benefits

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(GMAB), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Reserves for GMDB, GMIB and GMWB were included in the VACARVM reserves. Total reserves in excess of cash surrender value were none and $0.2 billion at December 31, 2022 and 2021, respectively.

GMDB and GMIB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is the Company’s most widely offered benefit; variable annuity contracts may also include GMIB to a lesser extent, which is no longer offered.

The net amount at risk, which represents the guaranteed benefit exposure in excess of the current account value if death claims were filed on all contracts related to GMDB, was $3.3 billion and $0.7 billion at December 31, 2022 and 2021, respectively.

GMWB

Certain of the Company’s variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk related to these guarantees was $188 million and $439 million at December 31, 2022 and 2021, respectively. The Company uses derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB.

14. PARTICIPATING POLICY CONTRACTS

Participating policy contracts entitle a policyholder to share in earnings through dividend payments. These contracts represented less than 1.0 percent of gross insurance in-force at December 31, 2022, 2021 and 2020, respectively. Policyholder dividends for the years ended December 31, 2022, 2021 and 2020 were $10 million, $13 million, and $5 million, respectively.

15. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

The following table presents the deferred and uncollected insurance premiums and annuity consideration (before deduction for amounts non-admitted):

	December 31, 2022		December 31, 2021
(in millions)	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	22	22	1	1
Ordinary renewal	(416)	132	(395)	164
Group life	(2)	(2)	(16)	(16)
Total	$(396)	$152	$(410)	$149

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

16. REINSURANCE

In the ordinary course of business, the Company utilizes internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. Reinsurance agreements do not relieve the Company of its direct obligations from its beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. In addition, the Company assumes reinsurance from other insurance companies.

Reinsurance premiums assumed in 2022, 2021 and 2020 were $24.5 billion, $2.3 billion and $1.1 billion, respectively. Reinsurance premiums ceded in 2022, 2021 and 2020 were $2.7 billion, $3.3 billion and $3.3 billion, respectively. Additionally, reserves on reinsurance assumed were $5.5 billion, $4.5 billion and $2.6 billion at December 31, 2022, 2021 and 2020, respectively. The reserve credit taken on reinsurance ceded was $24.4 billion, $24.6 billion and $24.4 billion at December 31, 2022, 2021 and 2020, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2022 and 2021, the Company’s reinsurance recoverables were $270 million and $338 million, respectively.

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total revenue collected under the reinsured policies.

The NAIC Model Regulation “Valuation of Life Insurance Policies” (Regulation XXX) requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees and universal life policies with secondary guarantees (ULSGs). In addition, NAIC Actuarial Guideline 38 (Guideline AXXX) clarifies the application of Regulation XXX as to these guarantees, including certain ULSGs. Prior to 2017, the Company managed the capital impact of statutory reserve requirements under Regulation XXX and Guideline AXXX through intercompany reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force business (term and universal life) were ceded to the Parent under a coinsurance/modified coinsurance agreement effective January 1, 2011 (the AGC Life Co/ModCo Agreement), prior to the recapture of in-force business effective December 31, 2017. New business is still ceded under this treaty. Concurrent with the recapture of this in-force business, the reserves were ceded to an unaffiliated reinsurer via amendment to a treaty effective July 1, 2017.

In 2022, the AGC Life Co/ModCo Agreement increased the Company’s pre-tax earnings by $91 million, while in 2021, the AGC Life Co/ModCo Agreement increased pre-tax earnings by $333 million. In 2020, the AGC Life Co/ModCo Agreement increased pre-tax earnings by $337 million.

As of December 31, 2022, $29.3 billion of the Company, USL and VALIC reserves representing a mix of run-off life and annuity risks had been ceded to Fortitude Re under these reinsurance transactions. Effective as of January 1, 2022, certain AIG subsidiaries sold to an affiliate of Fortitude Re all of the outstanding capital stock of two servicing companies. The ceding insurers entered into administrative services agreements pursuant to which AIG transferred administration of certain of our ceded business to those companies.

In 2022 and 2021, the Company commuted reinsurance treaties with non-affiliated reinsurers, which resulted in a decrease in the Company’s pre-tax earnings of $31.8 million and an increase in the Company’s pre-tax earnings of less than a million dollars, respectively. The Company did not commute any treaties with non-affiliated reinsurers in 2020.

The Company has an annuity Co/ModCo agreement with an affiliate, AIG Life of Bermuda, Ltd. (AIGB), in which AIGB reinsures certain deferred annuity contracts issued between 2003 and 2007. The agreement is such that the Company retains and controls assets held in relation to the related reserve. At December 31, 2022 and 2021, the assets and liabilities resulting from the agreement and recorded in the accompanying financial statements were $5.0 billion and $5.6 billion, respectively. In 2022, 2021 and 2020, the Agreement decreased the Company’s pre-tax earnings by $1 million.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

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17. FEDERAL INCOME TAXES

Recent U.S. Tax Law Changes

On November 15, 2021, the U.S. enacted the Infrastructure Investment and Jobs Act to improve infrastructure in the U.S. The tax provisions for the Infrastructure Investment and Jobs Act have not had and are currently not expected to have a material impact on our U.S. federal tax liabilities.

On August 16, 2022, the U.S. enacted the Inflation Reduction Act of 2022, which finances climate and energy provisions and an extension of enhanced subsidies under the Affordable Care Act with a 15% corporate alternative minimum tax (“CAMT”) on adjusted financial statement income for corporations with profits over $1 billion, a 1% stock buyback tax, increased IRS enforcement funding, and Medicare’s new ability to negotiate prescription drug prices. The Company believes that as of the reporting date it will be subject to the CAMT in 2023. The 2022 financial statements included an estimated impact of the CAMT of $433,000,000.

The following table presents the components of the net deferred tax assets and liabilities:

	December 31, 2022			December 31, 2021			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTA	$3,280	$2,472	$5,752	$2,970	$2,434	$5,404	$310	$38	$348
Statutory valuation allowance adjustment	—	303	303	—	—	—	—	303	303
Adjusted gross DTA	3,280	2,169	5,449	2,970	2,434	5,404	310	(265)	45
DTA non-admitted	1,983	2,169	4,152	1,681	2,434	4,115	302	(265)	37
Net admitted DTA	1,297	—	1,297	1,289	—	1,289	8	—	8
DTL	210	—	210	435	—	435	(225)	—	(225)
Total	$1,087	$—	$1,087	$854	$—	$854	$233	$—	$233

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:
	December 31, 2022			December 31, 2021			Change

(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components
SSAP 101
Federal income taxes paid in prior years recoverable through loss carry backs	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjusted gross DTA expected to be realized (excluding amount of DTA from above) after application of the threshold limitation	1,087	—	1,087	854	—	854	233	—	233
1. Adjusted gross DTA expected to be realized following the reporting date	1,087	—	1,087	854	—	854	233	—	233
2. Adjusted gross DTA allowed per limitation threshold	—	—	1,299	—	—	1,498	—	—	(199)
Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	210	—	210	435	—	435	(225)	—	(225)
DTA admitted as the result of application of SSAP 101	$1,297	$—	$1,297	$1,289	$—	$1,289	$8	$—	$8

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

	Years Ended December 31,
($ in millions)	2022	2021
Ratio percentage used to determine recovery period and threshold limitation amount	736%	785%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation amount	$8,662	$9,987

The Company has no tax planning strategies used in the determination of adjusted gross DTA’s or net admitted DTA’s.

The Company’s planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

62

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

	Years Ended December 31,
(in millions)	2022	2021	2020
Current income tax expense
Federal	$518	$1,421	$961
Foreign	—	1
Subtotal	518	1,422	961
Federal income tax on net capital gains (losses)	(397)	(3)	316
Federal income tax incurred	121	1,419	1,277

	Years Ended December 31,
(in millions)	2022	2021	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$1,343	$1,432	$(89)
Investments	243	15	228
Deferred acquisition costs	1,080	947	133
Fixed assets	102	404	(302)
Policyholder Dividend Accruals	4	—	4
Compensation and benefits accrual	45	37	8
Tax credit carryforward	—	97	(97)
Net operating loss carry-forward	435		435
Other (including items less than 5% of total ordinary tax assets)	28	38	(10)
Subtotal	3,280	2,970	310
Non-admitted	1,983	1,681	302
Admitted ordinary deferred tax assets	1,297	1,289	8
Capital:
Investments	2,472	2,434	38
Subtotal	2,472	2,434	38
Statutory Valuation Adjustment	303		303
Non-admitted	2,169	2,434	(265)
Admitted capital deferred tax assets	—	—	—
Admitted deferred tax assets	1,297	1,289	8
Deferred tax liabilities:
Ordinary:
Deferred and uncollected premium	105	107	(2)
Policyholder reserves	104	245	(141)
General expense	—	82	(82)
Other (including items less than 5% of total ordinary tax liabilities)	1	1	—
Subtotal	210	435	(225)
Capital:
Other (including items less than 5% of total capital tax liabilities)	—	—	—
Subtotal	—	—	—
Deferred tax liabilities	210	435	(225)
Net deferred tax assets	1,087	$854	233

63

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

	Years Ended December 31,
(in millions)	2022	2021	Change
Total adjusted deferred tax assets	$5,449	$5,404	$45
Total deferred tax liabilities	210	435	(225)
Net adjusted deferred tax assets	$5,239	$4,969	270
Tax effect of unrealized gains (losses)			(310)
Change in net deferred income tax			(40)

The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

	December 31, 2022		December 31, 2021		December 31, 2020
(in millions)	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
Income tax expense at applicable rate	$191	21.0%	$ 769	21.0%	$262	21.0%
Change in valuation adjustment	303	33.2	—	—	—	—
Disregarded entities	(56)	(6.2)	(152)	(4.3)	7	0.6
Amortization of interest maintenance reserve	(97)	(10.4)	21	0.6	111	8.9
Surplus adjustments	(38)	(4.2)	(17)	(0.5)	62	5.1
Dividend received deduction	(14)	(1.6)	(15)	(0.4)	(20)	(1.6)
Prior year return true-ups and adjustments	(25)	(2.8)	(11)	(0.3)	7	0.5
Other permanent adjustments	(8)	(0.9)	11	0.3	3	0.2
Change in non-admitted assets	8	0.9	6	0.2	(13)	(1.0)
LTIP shortfall deduction	(4)	(0.4)	2	0.1	7	0.6
Separation adjustment on pensions	$(99)	(10.9)	$—	—	$—	—
Statutory income tax expense (benefit)	$161	17.7%	$614	16.7%	$426	34.3%

Federal income taxes incurred	$121	13.3%	$1,419	38.7%	$1,277	102.5%
Change in net deferred income taxes	40	4.4	(805)	(22.0)	(851)	(68.2)
Total statutory income taxes	$161	17.7%	$614	16.7%	$426	34.3%

At December 31, 2022, the Company had no foreign tax credit carryforwards.

At December 31, 2022, the Company had U.S operating loss carryforwards of $435 million generated in 2022 with unlimited carryforward periods.

At December 31, 2022, the Company had no capital loss carryforward.

At December 31, 2022, the Company had no alternative minimum tax credit.

At December 31, 2022, the Company had no general business credit carryforwards.

At December 31, 2022, the Company had no charitable contribution carryforwards.

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

(in millions)
December 31,	Capital
2020	$—
2021	627
2022	—
Total	$627

64

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

In general, realization of DTAs depends on a company’s ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $5.8 billion and concluded that $303 million valuation allowance was required at December 31, 2022. The Company had concluded that no valuation allowance was required on the DTAs of $5.4 billion at December 31, 2021.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

	Years Ended December 31,
(in millions)	2022	2021
Gross unrecognized tax benefits at beginning of year	$7	$17
Increases in tax position for prior years	—	—
Decreases in tax position for prior years	—	(10)
Gross unrecognized tax benefits at end of year	$7	$7

At December 31, 2022 and 2021, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $7 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2022 and 2021, the Company had accrued liabilities of $(0.1) million, respectively, for the payment of interest (net of the federal benefit) and penalties. In 2022, the Company did not recognize any expense of interest (net of the federal benefit) and penalties. In 2021 and 2020 the Company recognized benefit of interest (net of the federal expense) and penalties of $7million and less than $1 million respectively.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2022, such proposed adjustments would not have resulted in a material change to the Company’s financial condition, although it is possible that the effect could be material to the Company’s results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under Internal Revenue Service (IRS) examinations for the taxable years 2011-2019. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company’s taxable years 2007-2021 remain subject to examination by major tax jurisdictions.

The Company is not subject to the repatriation transition tax for the year ended December 31, 2022.

For the period prior to the tax deconsolidation of Corebridge from AIG, the Company will join in the filing of a consolidated federal tax return with AIG.

The following table lists those companies that form part of the 2022 AIG consolidated federal tax return:

Company	Company

A.I. Credit Corp.	AIG Credit Corp.

AGC Life Insurance Company	AIG Direct Insurance Services, Inc.

AGL Assignment Company, LLC	AIG Employee Services, Inc.

AGL Loan Investments Corporation	AIG FCOE, Inc.

AGLIC Investments Bermuda Limited	AIG Federal Savings Bank

AH SubGP 1158 Flat Iron, LLC	AIG Financial Products Corp.

AH SubGP 1384 Woodglen, LLC	AIG Fund Services, Inc.

65

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Company	Company

AH SubGP 1450 Timber, LLC	AIG Global Asset Management Holdings Corp.

AH SubGP 1535 Hunter’s Run, LLC	AIG Global Capital Markets Securities, LLC

AH SubGP 1551 Spanish Creek, LLC	AIG Global Operations (Ireland) Limited

AH SubGP 479 Sunrise, LLC	AIG Global Real Estate Investment Corp.

AH SubGP 516 Merrilltown, LLC	AIG GLOBAL REAL ESTATE INVESTMENT CORP. [RUSS

AH SubGP 693 Parkland Pointe, LLC	AIG Home Protection Company, Inc.

AH SubGP 716 Villas of Mission Bend, LLC	AIG Insurance Management Services, Inc.

AH SubGP 759 Parker Commons, LLC	AIG International Inc.

AH SubGP 911 Mainland, LLC	AIG Kirkwood, Inc.

AIG Aerospace Adjustment Services, Inc.	AIG Life Holdings, Inc.

AIG Aerospace Insurance Services, Inc.	AIG Life of Bermuda, Ltd.

AIG Asset Management (U.S.), LLC	AIG Markets, Inc.

AIG Asset Management EU CLO, LLC	AIG Matched Funding Corp.

AIG Assurance Company	AIG MEA Investments and Services, LLC

AIG BG Holdings LLC	AIG Mortgage Capital, LLC

AIG Capital Corporation	AIG North America, Inc.

AIG Capital Services, Inc.	AIGGRE U.S. Real Estate Fund IV Lexington

AIG Century Verwaltungsgesellschaft mbH	AIGGRE VISTA, LLC

AIG Claims, Inc.	AIGT Inc. Hong Kong Branch

AIG Commercial Equipment Finance, Inc.	AIU Insurance Company

AIG Commercial Real Estate Lending	Akita, Inc.

AIG Credit (Europe) Corporation	Alabaster Capital LLC

AIG Property Casualty, Inc.	AlphaCat Capital Inc.

AIG Realty, Inc.	AM Holdings LLC

AIG Securities Lending Corp.	AIG Partnership Holdings Corp.

AIG Shared Services	AIG PC Global Services Inc.

AIG Shared Services Corporation	AIG Procurement Services, Inc.

AIG Shared Services Corporation - Management	AIG Property Casualty Company

AIG Shared Services Corporation (Philippines)	AIG Property Casualty International, LLC

AIG Specialty Insurance Company	AIG Property Casualty U.S., Inc.

AIG Spring Ridge I, Inc.	American Athletic Club, Inc.

AIG Technologies, Inc.	American General Annuity Service Corporation

AIG Technologies, Inc. (U.K. branch)	American General Assignment

AIG Travel Assist, Inc.	American General Assignment Corporation

AIG TRAVEL EMEA LIMITED	American General Insurance Agency, Inc.

AIG TRAVEL EUROPE LIMITED	American General Life Ins. Co. Non-Insulated

AIG Travel, Inc.	American General Life Insurance Co. - Insulat

AIG UNITED GUARANTY AGENZIA DI ASSICURAZIONE	American General Life Insurance Company

66

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Company	Company

AIG Warranty Services of Florida, Inc.	American General Life Services Company, LLC

AIG WarrantyGuard, Inc.	American General Realty

AIG.COM, Inc.	American Home Assurance Company

AIG-FP Capital Preservation Corp.	American International Facilities Management

AIG-FP Matched Funding Corp.	American International Group, Inc.

AIG-FP Pinestead Holdings Corp.	American International Realty Corporation

AIGGRE DC Ballpark Investor, LLC	American International Reinsurance

AIGGRE Europe Real Estate Fund I	Arthur J. Glatfelter Agency, Inc.

AIGGRE Europe Real Estate Fund I GP S.a r.l.	Blackboard Customer Care Insurance Services

AIGGRE Europe Real Estate Fund II GP S.a.r.l	Blackboard Insurance Company

AIGGRE U.S. LT Apartments Investor Lexington	Blackboard Services, LLC

AIGGRE U.S. Real Estate Fund I	Blackboard Specialty Insurance Company

AIGGRE U.S. Real Estate Fund II	Blackboard U.S. Holdings, Inc.

AIGGRE U.S. Real Estate Fund II GP, LLC	CAP Investor 1, LLC

AIGGRE U.S. Real Estate Fund III	CAP Investor 10, LLC

CAP Investor 14, LLC	LSTREET I, LLC

CAP Investor 2, LLC	LSTREET II, LLC

CAP Investor 4, LLC	MG Reinsurance Limited

CAP Investor 5, LLC	MIP PE Holdings, LLC

CAP Investor 8, LLC	Morefar Marketing, Inc.

Charleston Bay SAHP Corp.	Mt. Mansfield Company, Inc.

Commerce and Industry Insurance Company	National Union Fire Insurance

Crop Risk Services, Inc.	National Union Fire Insurance Company

Crossings SAHP Corp.	New Hampshire Insurance Company

Curzon Funding Limited	NF Seven (Cayman) Limited

Curzon Street Funding Designated Activity	PCG 2019 Corporate Member Limited

Design Professionals Association	Pearce & Pearce, Inc.

DIL/SAHP Corp.	Pine Street Real Estate Holdings Corp.

DSA P&C Solutions, Inc.	Prairie SAHP Corp.

Eaglestone Reinsurance Company	Rialto Melbourne Investor LLC

Eastgreen, Inc.	Risk Specialists Companies

First Principles Capital Management, LLC	SA Affordable Housing, LLC

Fortitude Life & Annuity Solutions, Inc.	SA SubGP 1000 Woodwind Lakes, LLC

GIG of Missouri, Inc.	SAAHP GP Corp.

Glatfelter Claims Management, Inc.	SAFG Capital LLC

Glatfelter Properties, LLC	SAFG Markets, LLC

Glatfelter Underwriting Services, Inc.	SAFG Retirement Services, Inc.

Global Loss Prevention, Inc.	SAFG Technologies, LLC

67

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Company	Company

Global Loss Prevention, Inc. [Canada]	Susquehanna Agents Alliance, LLC

Grand Savannah SAHP Corp.	The Glatfelter Agency, Inc.

Granite State Insurance Company	The Insurance Company of the State of Pennsylvania

Health Direct, Inc.	The United States Life Insurance Company

HOSPITAL PLAN INSURANCE SERVICES	The United States Life Insurance Company - Insulated

HPIS LIMITED	The Variable Annuity Life - Insulated

Illinois National Insurance Co.	The Variable Annuity Life - Non-Insulated

Integrated Manufacturing Companies, Inc.	The Variable Annuity Life Insurance Company

Knickerbocker Corporation	Travel Guard Americas LLC Sucursal Mexico

LBMA Equipment Services, Inc.	Travel Guard Americas, LLC

Lexington Insurance Company	Travel Guard Americas, LLC [Argentina]

Lexington Specialty Insurance Agency, Inc.	Travel Guard Group, Inc.

Lilac Heights LLC	Tudor Insurance Company

Livetravel, Inc.	U G Corporation

SAHP GA III - SC LLC	VALIC Financial Advisors, Inc.

SCSP Corp.	VALIC Retirement Services Company

Service Net Solutions of Florida, LLC	Validus America, Inc.

Service Net Warranty, LLC	Validus Re Americas (New Jersey), Inc.

SNW Insurance Agency, LLC	Validus Reaseguros, Inc.

Spruce Peak Realty, LLC	Validus Services, Inc.

Stowe Mountain Holdings, Inc.	Validus Specialty Underwriting Services, Inc.

Stratford Insurance Company	Validus Specialty, LLC

SubGen NT, Inc.	Volunteer Firemen’s Insurance Services, Inc.

SunAmerica Affordable Housing Partners, Inc.	Western World Insurance Company

SunAmerica Asset Management, LLC

SunAmerica Fund Assets 83, LLC

SunAmerica Life Reinsurance Company

SunAmerica Retirement Markets, Inc.

For the period following the tax consolidation of Corebridge from AIG, the Company will join with AGC Life, AIGB, USL, and VALIC, in filing a consolidated life company federal income tax return.

The Company has a written agreement with both parent entities, AIG and AGC Life under which each subsidiary agrees to pay parent company an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary’s separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary’s separate return tax liability over the allocated consolidated tax liability. Both AIG and AGC Life agree to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

68

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

18. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer’s statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer’s RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer’s size, but also on the risk profile of the insurer’s operations. At December 31, 2022, the Company exceeded RBC requirements that would require any regulatory action.

Dividends that the Company may pay to the Parent in any year without prior approval of the TDI are limited by statute. The maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which the Company can pay without the Company obtaining the prior approval of the TDI is limited to the greater of: (1) 10 percent of the Company’s statutory surplus as regards to policyholders at the preceding December 31 ; or (2) the preceding year’s statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of the Company’s unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2023 without prior approval of the TDI is $1.9 billion. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2022, 2021 and 2020:

Date	Type	Cash or Non-cash	Amount (in millions)
2022
March 28, 2022	Ordinary	Cash	$400
June 24, 2022	Ordinary	Cash	400

2021
March 15, 2021	Ordinary	Cash	$199
June 15, 2021	Ordinary	Cash	266
September 24, 2021	Ordinary	Cash	214
December 22, 2021	Extraordinary	Non-Cash	295
December 27, 2021	Ordinary	Cash	71

The Company’s cumulative preferred stock has an $80 dividend rate and is redeemable at $1,000 per share. The holder of this stock, the Parent, is entitled to one vote per share. The Company paid no dividends to its parent in 2020.

19. RETIREMENT AND SHARE-BASED AND DEFERRED COMPENSATION

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement Plan

Certain Corebridge employees participate in various AIG sponsored defined benefit pension and postretirement plans. AIG, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans; its obligation results from AIG Parent’s allocation of the Company’s share of expenses from the plans based on participants’ earnings for the pension plans and on estimated claims less contributions from participants for the postretirement plans.

69

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information about employee-related costs (expense credits) allocated to the Company:

	Years Ended December 31,
(in millions)	2022	2021	2020
Defined benefit plans	$(9)	$(11)	$(10)
Postretirement medical and life insurance plans	1	1	1
Total	$(8)	$(10)	$(9)

Defined Contribution Plan

Prior to August 22, 2022, Corebridge employees participated in AIG’s qualified defined contribution plan that provided for contributions by employees, as well as an employer contribution. On August 22, 2022, participants’ accounts in the AIG plan were transferred to the Corebridge Financial Inc. Retirement Savings 401(k) Plan.

The 401(k) plan provides pre-tax salary reduction contributions by its U.S. employees. Employer matching contributions of 100 percent were made on the first six percent of participant contributions, subject to IRS-imposed limitations, and an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant’s annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company’s pre-tax expense associated with this plan was $28 million, $27 million and $27 million in 2022, 2021 and 2020, respectively.

Share-based and Deferred Compensation Plans

Prior to the IPO, certain Corebridge employees received grants of equity awards under the AIG Long Term Incentive Plan (as amended) and its predecessor plan, the AIG 2013 Long Term Incentive Plan (each as applicable, the “LTIP”), which are governed by the AIG 2013 Omnibus Incentive Plan (“Omnibus Plan”). The value of AIG equity awards are linked to the performance of AIG’s common stock. AIG granted equity awards to our employees primarily in the form of AIG restricted stock units (“RSUs”) but also granted AIG performance share units (“PSUs”) and AIG stock options to certain executives.

AIG RSUs and AIG stock options granted to Corebridge employees by AIG will be earned based solely on continued service by the participant while AIG PSUs will be earned based on both continued service and AIG achieving specified performance goals at the end of a three year performance period. These performance goals were pre-established by AIG’s Compensation and Management Resources Committee (“CMRC”) for each annual grant. The actual number of PSUs earned can vary from zero to 200% of the amount granted. Vesting occurs on January 1 of the year immediately following the end of the three-year performance period.

Prior to 2021, LTI awards accrued dividend equivalent units (“DEUs”) in the form of additional PSUs and/or RSUs whenever a cash dividend is declared on shares of AIG Common Stock; the DEUs were subject to the same vesting terms and conditions as the underlying unit. Beginning in 2021, PSUs and RSUs granted via the annual 2021 LTI award (as of the date of grant), and those existing from the 2020 LTI awards (as of the third quarter) accrue dividend equivalent rights (DERs) as AIG’s dividends are declared. These DERs will be settled in cash only if the underlying units’ vesting conditions are met; previously accrued DEUs were not impacted by this change.

The fair value of AIG RSUs and AIG PSUs that are earned solely based on certain AIG-specific metrics was based on the closing price of AIG Common Stock on the grant date; while the fair value of AIG PSUs that are earned based on AIG’s relative total shareholder return (“TSR”) was determined on the grant date using a Monte Carlo simulation. The fair value of AIG stock options was estimated on the grant date using the Black-Scholes model.

On September 6, 2022, Corebridge adopted the Corebridge Financial, Inc. 2022 Omnibus Incentive Plan (the “2022 Plan”) and the Corebridge Financial, Inc. Long-term Incentive Plan (the “LTIP,” together with the 2022 Plan, the “Corebridge Plans”). Following the IPO, equity awards may be granted under the Corebridge Plans to current employees or directors of the Company or, solely with respect to their final year of service, former employees.

Equity awards under the Corebridge Plans are linked to Corebridge common stock (“CRBG Stock”). A total of 40,000,000 shares of CRBG Stock are authorized for delivery pursuant to awards granted or assumed under the Plans. Delivered shares may be newly-issued shares or shares held in treasury.

70

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

All AIG RSUs that were held by active Corebridge employees on September 14, 2022 (the pricing date for the IPO) were converted into RSUs linked to the performance of CRBG Stock (“Corebridge RSUs”), on terms and conditions that are substantially the same as the corresponding AIG RSUs, with the number of AIG RSUs adjusted in a manner intended to preserve their intrinsic value as of immediately before and immediately following the conversion (subject to rounding). Specifically, the AIG RSUs were converted to Corebridge RSUs based on a conversion factor of 2.580952. The conversion factor was determined by the AIG closing stock price on September 14 ($54.20) divided by the public offering price for CRBG Stock in the IPO ($21.00).

The Company receives an allocation for these expenses. The Company recognized compensation expenses of $31 million, $28 million and $22 million for the years ending December 31, 2022, 2021 and 2020, respectively, on the date of grant of which all was recharged to related parties.

20. DEBT

The Company is a member of the Federal Home Loan Bank (FHLB) of Dallas. The Company’s interest in the stock of FHLB of San Francisco was redeemed on March 24, 2016.

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company’s ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company’s obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws.

The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company’s liability under advances borrowed. The Company’s net borrowing capacity as of December 31, 2022 is $2 billion

The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

	December 31,
(in millions)	2022	2021
Membership stock - Class B	$7	$7
Activity stock	141	129
Excess stock	15	22
Total	$163	$158

Actual or estimated borrowing capacity as determined by the insurer	$5,525	$5,942

The Company did not hold any Class A at December 31, 2022 or 2021.

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

	December 31, 2022		December 31, 2021
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Amount pledged	$5,043	$4,432	$4,265	$4,469

Maximum amount pledged during reporting period	5,131	4,486	4,589	4,817

The Company’s borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

71

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

	December 31,
(in millions)	2022	2021
Amount outstanding	$3,448	$3,148

Maximum amount borrowed during reporting period	$3,448	$3,648

While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company’s intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2022 or 2021.

The following table reflects the principal amounts of the funding agreements issued to the FHLB:

(in millions)
Funding Agreements	Date Issued	Amounts

10-year floating rate	February 15, 2018	$1,148

10-year floating rate	February 15, 2018	1,277

10-year floating rate	February 15, 2018	175

10-year floating rate	February 6, 2018	87

10-year floating rate	January 25, 2018	31

10-year floating rate	May 23, 2017	52

10-year floating rate	January 31, 2017	67

10-year floating rate	January 12, 2017	57

10-year floating rate	June 14, 2016	254

5-year fixed rate	August 25, 2022	300

21. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $3.2 billion and at December 31, 2022 and 2021, respectively. The commitments to invest in limited partnerships and other funds may be called at the discretion of each fund, as needed and subject to the provisions of such fund’s governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2022, $1.1 billion are currently expected to expire in 2023, and the remainder by 2041 based on the expected life cycle of the related funds and the Company’s historical funding trends for such commitments.

At December 31, 2022 and 2021, the Company had $3.8 billion and $2.4 billion, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of the total current commitments, $1.3 billion are expected to expire in 2023 and the remainder by 2036, based on the expected life cycle of the related loans and the Company’s historical funding trends for such commitments.

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2021, the future minimum lease payments under the operating leases are as follows:

(in millions)
2023	$12
2024	5
2025	4
2026	4
2027	1
Thereafter	$—
Total	26

72

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Rent expense was $16 million, $18 million and $19 million in 2022, 2021 and 2020, respectively.

Contingencies

Legal Matters

Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company’s financial position, results of operations or cash flows.

Effective January 1, 2013, the California legislature enacted AB 1747 (the Act), which amended the Insurance Code to mandate that life insurance policies issued and delivered in California contain a 60-day grace period during which time the policies must remain in force after a premium payment is missed, and that life insurers provide both a 30-day minimum notification of lapse and the right of policy owners to designate a secondary recipient for lapse and termination notices. Following guidance from the California Department of Insurance and certain industry trade groups, the Company interpreted the Act to be prospective in nature, applying only to policies issued and delivered on or after the Act’s January 1, 2013, effective date. On July 18, 2017, the Company was sued in a putative class action captioned Moriarty v. American General Life Insurance Company, No. 17-cv-1709 (S.D. Cal.), challenging the Company’s prospective application of the Act. Plaintiff’s complaint, which is similar to complaints filed against other insurers, argues that policies issued and delivered prior to January 1, 2013, like the $1 million policy issued to Plaintiff’s husband do not lapse—despite nonpayment of premiums—if the insurer has not complied with the Act’s terms. On August 30, 2021, the California Supreme Court issued an opinion in McHugh v. Protective Life Insurance, 12 Cal. 5th 213 (2021), ruling that the Act applies to all policies in force on January 1, 2013, regardless of when the policies were issued. On February 7, 2022, Plaintiff filed motions for summary judgment and class certification; the Company opposed both motions and filed its own motion for partial summary judgment. On July 26, 2022, the District Court granted in part and denied in part the Company’s motion for partial summary judgment, and on September 7, 2022, the District Court denied Plaintiff’s motion for summary judgment. In the summary judgment decisions, the District Court declined to adopt Plaintiff’s theory that a failure to comply with the Act necessitates payment of policy benefits or to make a pre-trial determination as to the Company’s liability. On September 27, 2022, the District Court denied Plaintiff’s motion for class certification without prejudice. The District Court declined to certify Plaintiff’s proposed class consisting of claims for monetary damages and equitable relief but indicated that Plaintiff could seek the certification of a narrower class consisting only of claims for monetary damages. The District Court indicated, however, that it has “substantial concerns” as to whether individual issues such as actual damages and causation would predominate, precluding class certification. While the District Court had initially set a trial date for February 7, 2023, it has since vacated that date and indicated that it will set a new trial date in due course, following consultation with the parties. Proceedings are ongoing in other California cases that raise similar industry- wide issues, including in the McHugh case on remand from the California Supreme Court, in which the California Court of Appeal rendered an unpublished opinion on October 10, 2022 that also declined to hold that failure to comply with the Act automatically necessitates payment of policy benefits. We have accrued our current estimate of probable loss with respect to this litigation.

Certain reinsurers have sought rate increases on certain yearly renewable term agreements. The Company is disputing the requested rate increases under these agreements. Certain reinsurers with whom the Company has disputes have initiated arbitration proceedings against the Company, and others may initiate them in the future. To the extent reinsurers have sought retroactive premium increases, the Company has accrued our current estimate of probable loss with respect to these matters.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be

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reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company accrued $39 million and $38 million for these guarantee fund assessments at December 31, 2022 and 2021, respectively. The Company has recorded receivables of $31 million and $30 million at December 31, 2022 and 2021, respectively, for expected recoveries against the payment of future premium taxes.

During 1997 and 1998, the Company participated in a workers’ compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers’ compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year. There were no reinsurance recoverables on claim liabilities and reserves included in these financial statements related to the workers’ compensation business at both December 31, 2022 and 2021. While not included in these statutory financial statements, the Company is contingently liable for losses incurred by its 50 percent pool participant should that third party become insolvent or otherwise unable to meet its obligations under the pool agreement.

At December 31, 2022 and 2021, the Company had admitted assets of $153 million and $152 million, respectively, in premiums receivable due from policyholders (or agents). The Company routinely evaluates the collectability of these receivables. Based upon Company experience, the potential for any loss is not believed to be material to the Company’s financial condition.

During 2022 and 2021, the Company wrote accident and health insurance premiums that were subject to the risk-sharing provisions of the Affordable Care Act (ACA). However, the Company had no balances for the risk corridors program due to exclusion from the program. There was no financial impact of risk-sharing provisions on assets, liabilities or operations, related to the Permanent ACA Risk Adjustment Program. In addition, there was no financial impact of risk-sharing provisions on assets and liabilities related to the Transitional ACA Reinsurance Program. Under this program, the Company has recorded an insignificant amount in reinsurance recoveries due to ACA Reinsurance payments.

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations, or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Standard of Care Development

The Company provides products and services to certain employee benefit plans that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and/or the Code. Plans subject to ERISA include certain pension and profit-sharing plans and welfare plans, including health, life and disability plans. As a result, our activities are subject to the restrictions imposed by ERISA and the Code, including the requirement under ERISA that fiduciaries must perform their duties solely in the interests of ERISA plan participants and beneficiaries, and that fiduciaries may not cause a covered plan to engage in certain prohibited transactions. The applicable provisions of ERISA and the Code are subject to enforcement by the DOL, the IRS and the Pension Benefit Guaranty Corporation.

The Company and our distributors are subject to laws and regulations regarding the standard of care applicable to sales of our products and the provision of advice to our customers. In recent years, many of these laws and regulations have been revised or reexamined while others have been newly adopted. We closely monitor these legislative and regulatory activities and evaluate the impact of these requirements on us and our customers, distribution partners and financial advisers. Where needed, we have made significant investments to implement and enhance our tools, processes and procedures, to comply with the final rules and interpretations. These efforts and enhancements have resulted in increased compliance costs and may impact sales results and increase regulatory and litigation risk. Additional changes in standard of care requirements or new standards issued by governmental authorities, such as the DOL, the SEC, the NAIC or state regulators and/or legislators, have impacted, and may impact our businesses, results of operations and financial condition.

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22. RELATED PARTY TRANSACTIONS

Sale of Certain AIG Life and Retirement Retail Mutual Funds Business

On February 8, 2021, Corebridge announced the execution of a definitive agreement with Touchstone Investments, Inc. (“Touchstone”), an indirect wholly owned subsidiary of Western & Southern Financial Group, to sell certain assets of our retail mutual funds business. This sale consisted of the reorganization of twelve of the retail mutual funds managed by our subsidiary SunAmerica Asset Management, LLC (“SAAMCo”) into certain Touchstone funds. Concurrently, the twelve retail mutual funds managed by SAAMCo, with $6.8 billion in assets, were reorganized into Touchstone funds. Additional consideration has been and may be earned over a three-year period based on asset levels in certain reorganized funds. Six retail mutual funds managed by SAAMCo and not included in the transaction were liquidated. Corebridge continues to retain our fund management platform and capabilities dedicated to our variable annuity insurance products.

Events Related to AIG and Corebridge

Separation of Life and Retirement Business and Relationship with Blackstone

On September 19, 2022, Corebridge completed an initial public offering (the “IPO”) in which AIG sold 80 million shares of Corebridge common stock to the public. As of December 31, 2022, AIG owns 77.7% of the outstanding common stock of Corebridge. AIG is a publicly-traded entity, listed on the New York Stock Exchange (NYSE:AIG). The term “AIG” means AIG and its consolidated subsidiaries, unless the context refers to AIG only.

On November 2, 2021, Argon Holdco LLC (“Argon”), a wholly-owned subsidiary of Blackstone, Inc. (“Blackstone”), acquired a 9.9% equity stake in Corebridge and Corebridge entered into a long-term asset management relationship with Blackstone. Pursuant to the partnership, Corebridge initially transferred $50 billion of assets in their investment portfolio to Blackstone. As of December 31, 2022, the book value of the assets transferred to Blackstone was $48.9 billion. Further beginning in the fourth quarter of 2022, Corebridge transferred $2.1 billion to Blackstone and will transfer $2.1 billion each quarter for an aggregate of $92.5 billion by the third quarter of 2027.

Pursuant to the Stockholders’ Agreement that Corebridge entered into with AIG and Argon at the time of acquisition of Argon’s Corebridge equity stake, Argon may not sell its ownership interest in Corebridge subject to exceptions permitting Argon to sell 25%, 67% and 75% of its shares after the first, second and third anniversaries, respectively, of the IPO, with the transfer restrictions terminating in full on the fifth anniversary of the IPO. Also, until Argon no longer owns at least 50% of its initial investment in Corebridge, it will have the right to designate for nomination for election one member of the Corebridge board of directors.

Prior to the IPO, Corebridge and certain U.S. subsidiaries were included in the consolidated federal income tax return of AIG as well as certain state tax returns where AIG files on a combined or unitary basis. The provision for income taxes is calculated on a separate return basis. Following the IPO, AIG owns a less than 80% interest in Corebridge, resulting in tax deconsolidation of Corebridge from the AIG Consolidated Tax Group and in a small minority of state jurisdictions which follow federal consolidation rules, the most significant being Florida. In addition, under the applicable law, AGC and its directly owned life insurance subsidiaries (the “AGC Group”) will not be permitted to join in the filing of a U.S. consolidated federal income tax return with our other subsidiaries (collectively, the “Non-Life Group”) for the five-year waiting period. Instead, the AGC Group is expected to file separately as members of the AGC consolidated U.S. federal income tax return during the five-year waiting period. Following the five-year waiting period, the AGC Group is expected to join the U.S. consolidated federal income tax return with the Non-Life Group.

On November 1, 2021, Corebridge declared a dividend payable to AIG in the amount of $8.3 billion. In connection with such dividend, Corebridge issued a promissory note to AIG in the amount of $8.3 billion. As of September 30, 2022, the promissory note to AIG has been paid in full.

On December 15, 2021, Corebridge and Blackstone Real Estate Income Trust (“BREIT”), a long-term, perpetual capital vehicle affiliated with Blackstone, completed the acquisition by BREIT of the Company’s interests in a U.S. affordable housing portfolio for $4.9 billion.

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Investment Management Agreements with BlackRock

Under the BlackRock Agreements, Corebridge completed the transfer of the management of approximately $82.4 billion in book value of liquid fixed income and certain private placement assets in the aggregate to BlackRock as of December 31, 2022. In addition, liquid fixed income assets associated with Fortitude Re portfolio were separately transferred to BlackRock. The BlackRock Agreements provide Corebridge with access to market-leading capabilities, including portfolio management, research and tactical strategies in addition to a larger pool of investment professionals. Corebridge believes BlackRock’s scale and fee structure make BlackRock an excellent outsourcing partner for certain asset classes and will allow us to further optimize our investment management operating model while improving overall performance. The fees, terms and conditions of the BlackRock Agreements were extensively negotiated, and Corebridge believes them to be highly competitive with those available from other leading investment managers for a fixed income portfolio of comparable size. Further, BlackRock is responsible for its own overhead and operating expenses under the BlackRock Agreements, with the insurance company subsidiaries reimbursing reasonable and documented out-of-pocket third-party expenses.

With respect to other potential liabilities under the BlackRock Agreements, the insurance company subsidiaries have agreed to indemnify BlackRock for certain losses incurred in connection with the services provided by BlackRock pursuant to the BlackRock Agreements or resulting from the insurance company subsidiaries’ breach of the investment management agreements.

The investment management agreements contain detailed investment guidelines and reporting requirements. These agreements also contain reasonable and customary representations and warranties, standard of care, confidentiality and other provisions. The investment management agreements will continue unless terminated by either party on 45 days’ notice or by us immediately for cause. Corebridge will continue to be responsible for the overall investment portfolio, including decisions surrounding asset allocation, risk composition and investment strategy.

Fortitude Re

Fortitude Re was established during the first quarter of 2018 in a series of reinsurance transactions related to AIG’s run-off operations. Those reinsurance transactions were designed to consolidate most of AIG’s Insurance run-off lines into a single legal entity. As of December 31, 2022, approximately $29.0 billion of reserves from Corebridge Run-Off Lines and approximately $3.2 billion of reserves from AIG’s General Insurance Run-Off Lines related to business written by multiple wholly-owned AIG subsidiaries, had been ceded to Fortitude Re under these reinsurance transactions. Of the Fortitude Re reinsurance agreements, the largest is the Amended and Restated Combination Coinsurance and Modified Coinsurance Agreement by and between Corebridge’s subsidiary, the Company and Fortitude Re. Under this treaty, approximately $22.1 billion of the Company reserves as of December 31, 2022 were ceded to Fortitude Re representing a mix of life and annuity risks. Fortitude Re provides 100 percent reinsurance of the ceded risks. The Company retains the risk of collection of any third party reinsurance covering the ceded business. At effectiveness of the treaty, an amount equal to the aggregate ceded reserves was deposited by the Company into a modified coinsurance account of the Company to secure the obligations of Fortitude Re. Fortitude Re receives or makes quarterly payments that represent the net gain or loss under the treaty for the relevant quarter, including any net investment gain or loss on the assets in the modified coinsurance account. In December 2022, the management of most of the public fixed income securities in the modified coinsurance account was transitioned to BlackRock. In accordance with the terms of the treaty, following the third anniversary of the June 2, 2020 closing of the sale of our majority interest in Fortitude Group Holdings, L.L.C., Fortitude Re has increased rights to direct the appointment of investment managers to manage the assets in the modified coinsurance account.

Following receipt of all regulatory approvals and the satisfaction of other conditions, effective as of January 1, 2022, AIG sold to an affiliate of Fortitude Re all of the outstanding capital stock of two servicing companies that administer the Life and Retirement and General Insurance ceded business, and the ceding insurers entered into administrative services agreements pursuant to which AIG transferred administration of certain Life and Retirement and General Insurance ceded business to such companies.

Transfer of AIG Technologies, Inc and Eastgreen Inc.

In connection with the Reorganization, Corebridge and AIG entered into agreements under which Corebridge purchased AIG Technologies, Inc. (“AIGT”) and Eastgreen, Inc. (“Eastgreen”) from AIG affiliates on February 28, 2022 for total consideration of $107 million. AIGT provides data processing, technology and infrastructure services to Corebridge and AIG entities in the United States, including management of AIG hardware and networks. AIGT utilizes two data centers to provide its services. The real estate related to the two data centers is owned by Eastgreen. To the extent needed, AIGT will continue to provide services to AIG for a transition period.

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COVID-19

We are continually assessing the impact on our business, operations and investments of COVID-19 and the resulting ongoing economic and societal disruption. These impacts initially included a global economic contraction, disruptions in financial markets, increased market volatility and declines in certain equity and other asset prices that had negative effects on our investments, our access to liquidity, our ability to generate new sales and the costs associated with claims. Further, significant legislative and regulatory activity has occurred at both the U.S. federal and state levels, as well as globally. We cannot predict what form future legal and regulatory responses to concerns about COVID-19 and related public health issues will take, or how such responses will impact our business.

The most significant impacts relating to COVID-19 have been the impact of interest rate, credit spreads and equity market levels on spread and fee income, and increased mortality. We are actively monitoring the mortality rates and the potential direct and indirect impacts that COVID-19 may have across our businesses. The last two quarters saw the fewest national fatalities since the start of the pandemic. Actual data related to cause of death is not always available for all claims paid, and such cause of death data does not always capture the existence of comorbid conditions. The regulatory approach to the pandemic and impact on the insurance industry is continuing to evolve and its ultimate impact remains uncertain.

We have a diverse investment portfolio with material exposures to various forms of credit risk. To date, there has been minimal impact on the value of the portfolio. At this point in time, uncertainty surrounding the duration and severity of the COVID-19 pandemic makes the long-term financial impact difficult to quantify.

COVID-19 continued to have an impact in 2022. Circumstances resulting from the COVID-19 pandemic, in addition to an increase in claims, may also impact utilization of benefits, lapses or surrenders of policies and payments of insurance premiums, all of which have impacted and could further impact the revenues and expenses associated with our products.

Selkirk Transactions

During 2013 and 2014, the Company entered into securitization transactions in which portfolios of the Company’s commercial mortgage loans were transferred to special purpose entities (Selkirk No.1 Investments, Selkirk No.3A Investments ), with the Company retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, the Company received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. Selkirk No.1 Investments and Selkirk No.3V Investments was redeemed in full in 2021.

Lighthouse VI

During 2013, the Company, along with its affiliate, The Variable Annuity Life Insurance Company (“VALIC”) executed three transactions (Lighthouse I, Lighthouse II, and Lighthouse III) in which a portfolio of securities was, in each transaction, transferred into a newly established Common Trust Fund (CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within the Company’s Representative Security Account (RSA). In each transaction, a portion of the Company’s securities were transferred to the RSA of VALIC in exchange for other VALIC securities. As of October 2021, the CTFs for the Lighthouse I and Lighthouse II transactions were liquidated.

Ambrose

During 2013 and 2014, the Company entered into securitization transactions in which the Company transferred portfolios of high grade corporate securities, and structured securities acquired from AIG, to newly formed special purpose entities (Ambrose 2013-2, Ambrose 2013-3, Ambrose 2013-5, Ambrose 2014-6). As consideration for the transferred securities, the Company received beneficial interests in tranches of structured securities issued by each Ambrose entity. As of May 2021, all of the structured securities issued by the Ambrose entities, held by the Company were redeemed in full.

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American Home and National Union Guarantees

The Company has a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies the Company issued between March 3, 2003 and December 29, 2006.

The Company, as successor-in-interest to American General Life and Accident Insurance Company (AGLA) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

The Company, as successor-in-interest to SunAmerica Annuity and Life Assurance Company (SAAL) and SunAmerica Life Insurance Company (SALIC) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

The Company, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (AIG Life), has a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (National Union), an indirect wholly owned subsidiary of AIG. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life Holding, Inc. between July 13, 1998 and April 30, 2010.

American Home’s and National Union’s audited statutory financial statements are filed with the SEC in the Company’s registration statements for variable products that are subject to the Guarantees.

Cut-Through Agreement

The Company and AIG Life of Bermuda, Ltd. (“AIGB”) entered into a Cut-through Agreement in which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the TDI. The amount of the retained liability on AIGB’s books related to this agreement was approximately $330,000 at December 31, 2022 and 2021. The Company believes the probability of loss under this agreement is remote. No liability has been recognized in relation to this guarantee due to immateriality.

Affiliate Transactions

Effective October 1, 2022, the Company entered into a modified coinsurance reinsurance agreement with VALIC, pursuant to which certain blocks of VALIC’s variable annuity (VA) business were ceded to the Company. The ceded reserves and assets supporting the reserves remain on VALIC’s balance sheet, pursuant to the modified coinsurance structure. The business covered by the agreement includes substantially all of VALIC’s VA contracts, excluding those issued by VALIC in the State of New York and those that have been previously assumed (through reinsurance) by VALIC. At inception, VALIC ceded approximately $22.9 billion of reserves and received a ceding commission of approximately $1.5 billion from the Company representing the embedded profits in the business ceded. The Company recorded assumed premiums of approximately $23 billion as well as modco reinsurance assumed of approximately $22 billion in the statutory statement of operations. After contract inception, the Company will pay a ceding commission and expense allowance to reimburse VALIC for its commissions, related issue and policy administration expenses. The agreement was non-disapproved by the TDI. The agreement allows the Company and VALIC to more efficiently manage the reserve and capital requirements for their VA business.

In December 2022, the Company received capital contributions of $1.9 billion from AGC Life in connection with the Company and VALIC reinsurance transaction.

During the year ended December 31, 2022, the Company purchased $4 billion and sold $5 billion of securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business. For additional information regarding purchase and sale transactions involving the Company with an affiliate, please refer to the Company’s Annual Registration Statement and monthly amendments filed with the TDI, as applicable.

Effective January 1, 2011, the Company entered into a Reinsurance Agreement (AGL-1101) with AGC Life pursuant to which certain blocks of life business issued by the Company were ceded to AGCL. The Reinsurance Agreement was non-disapproved by the TDI and Missouri Department of Insurance. Amendment 29 to the reinsurance agreement was

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approved by the TDI and MDOI effective December 31, 2021 to add certain term and universal life policies issued by the Company on or after January 1, 2020 to the reinsurance agreement. Amendment 29 will be closed to new business as of December 31, 2021.

On January 2, 2020, the Company sold its Houston Campus properties to an affiliate, 2929 REH, a newly formed limited liability company incorporated in the state of Texas. 2929 REH is owned by AIG Life Holdings, Inc. and Knickerbocker Corporation, a Texas corporation wholly owned by AIG Life Holdings, Inc. The sale of the properties is treated as a sale and leaseback transaction pursuant to SSAP 22R. The gain on sale of $253 million was recognized directly to special surplus funds and will be subsequently amortized to unassigned surplus over a 10 year period. Amortization for the period ending December 31, 2022 and 2021 were $25 million each year.

AIG Life Holdings, Inc. issued two senior promissory notes to the Company in the amount of $150 million and $200 million (“2019 Promissory Notes”), respectively in exchange for cash. Each of the promissory notes was supported by a guarantee issued by AIG for the benefit of the Company, with maturity dates of five and four years respectively and interest rates of 2.52% and 2.40% per year respectively. On December 31, 2020, the TDI issued a letter allowing the Company to record the total amounts due under each promissory note as an admitted asset for the period ending March 31, 2020 and in each subsequent quarter thereafter subject to certain conditions and in accordance with applicable provisions of SSAP 25.

In 2018, AGLIC Investments Bermuda Limited, a Bermuda corporation (“AGLIC Bermuda”) was formed by the Company as an investment subsidiary under Texas Insurance Code Section 823.255. The Company made capital contributions of $76 million, $263 million, and $320 million in 2022, 2021 and 2020, respectively. AGLIC Bermuda made distributions to the Company of $214 million in 2022, $113 million in 2021 and $8 in 2020.

At December 31, 2022, the Company’s unfunded capital commitment to US Fund I, US Fund II, US Fund III, US Fund IV, Europe Fund I and Europe Fund II were approximately $86.9 million, $79 million, $191 million, $75.8 million, $47 million and $179 million, respectively.

At December 31, 2021, the Company’s unfunded capital commitment to US Fund I, US Fund II, US Fund III, Europe Fund I and Europe Fund II were approximately $87.5 million, $82.2 million, $128 million, $52.8 million and $192.2 million, respectively.

At December 31, 2020, the Company’s unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S Fund III, Europe Fund I and Europe Fund II were approximately $90.7 million, $93.2 million, $128 million, $57.9 million and $229.9 million, respectively.

Financing Agreements

On January 1, 2015, the Company and certain of its affiliates entered into a revolving loan facility with AIG, pursuant to which the Company and each such affiliate can, on a several basis, borrow monies from AIG (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and reborrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company’s maximum borrowing limit being $500 million. This agreement terminated concurrent with the IPO of Corebridge Financial on September 19, 2022.

On May 17, 2022, the Company and certain of its affiliates entered into a revolving loan facility with Corebridge, pursuant to which the Company and each such affiliate can, on a several basis, borrow monies from Corebridge (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million.The loan facility also sets forth individual borrowing limits for each borrower, with the Company’s maximum borrowing limit being $500 million. As of December 31, 2022, the Company had no outstanding balance owing under this revolving loan facility.

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Investments in Subsidiary, Controlled and Affiliated

The following table presents information regarding the Company’s investments in non-insurance SCA entities as of December 31, 2022:

(in millions)	Gross Amount	Non-admitted Amount	Admitted Asset Amount	Date of NAIC Filing
AGLIC INVESTMENTS BERMUDA LTD.	$678	$—	$678	10/13/2020
AGL LOAN INVESTMENTS CORPORATION	76	—	76	5/7/2020
AIG Direct - SER B	2	2	—	NA
AIG Direct - SER A	2	2	—	NA
AIG Direct - NON VOTING	1	1	—	NA
American General Assignment Corp COM	—	—	—	NA
Kirkwood	—	—	—	NA
American Gen Annuity Svc Corp	—	—	—	NA
UG Corp COM	—	—	—	NA
AGL Assignment Co LLC	—	—	—	NA
SunAmerica Affordable Housing LLC	183	—	183
SunAmerica Asset Management LLC	41	—	41	NA
Helios Finance III LLC	2	—	2	NA
Whitehouse Hotel LP	65	—	65	NA
GRE LB Industrial Joint Venture II, LP	38	—	38	NA
Bayshore PII Company LLC	9	9	—	NA
AIGGRE Europe Real Estate Fund II LR Feeder, LLC	73	—	73	NA
AIGGRE US Real Estate Fund IV Development Sidecar LP	34	—	34	NA
SPAIG North Williams, LLC	(3)	—	(3)	NA
AIGGRE U.S. Real Estate Fund IV, LP	158	—	158	NA
Southeast Industrial JV LLC	78	—	78	NA
AIGGRE U.S. Real Estate Fund III, LP	199	—	199	NA
Clinton Grand Holdings LLC	9	—	9	NA
AIGGRE Europe Real Estate Fund I S.C.SP	24	—	24	NA
Bayshore Shopping Center JV LLC	23	—	23	NA
AIGGRE U.S. Real Estate Fund II, LP	117	—	117	NA
AIGGRE U.S. Real Estate Fund I, LP	(17)	—	(17)	NA
Total	$1,792	$14	$1,778

Operating Agreements

The Company has investments in a Liquidity Pool in which funds are managed by an affiliate, AIG Capital Management Corporation, in the amount of $585 million and $242 million at December 31, 2022 and 2021, respectively. These funds were reclassified in 2021 to cash equivalents from short-term investments per NAIC guidelines.

Pursuant to service and expense agreements, AIG, Corebridge and affiliates provide, or cause to be provided, such as administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to AIG or the affiliate providing the service. The Company was charged $68 million and $84 million, as part of the cost sharing expenses attributed to the Company but incurred by AIG and affiliates in 2022 and 2021, respectively. The Company is also party to several other service and/or cost sharing agreements with its affiliates. The Company was charged $1 million, $50 million and $43

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million under such agreements for expenses attributed to the Company but incurred by affiliates in 2022, 2021 and 2020, respectively.

Pursuant to an amended and restated investment advisory agreement, the majority of the Company’s invested assets are managed by an affiliate. The investment management fees incurred were $112 million in 2022, $102 million in 2021 and $119 million in 2020, respectively.

The majority of the Company’s Swap agreements are entered into with an affiliated counterparty, AIG Markets, Inc. (See Note 7).

Other

The Company engages in structured settlement transactions, certain of which involve affiliated property and casualty insurance companies that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity issued by the Company for the ultimate benefit of the claimant. In certain structured settlement arrangements, the affiliated property and casualty insurance company remains contingently liable for the payments to the claimant.

23. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 25, 2023, the date the financial statements were issued.

The Company paid an ordinary dividend of $500 million to AGC Life Insurance Company on March 27, 2023.

81

Supplemental Information

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

(in millions)	December 31, 2022
Investment income earned:
Government bonds	$44
Other bonds (unaffiliated)	4,564
Bonds of affiliates	10
Preferred stocks (unaffiliated)	10
Common stocks (unaffiliated)	2
Common stocks of affiliates	6
Cash and short-term investments	43
Mortgage loans	1,042
Real estate	4
Contract loans	68
Other invested assets	696
Derivative instruments	994
Miscellaneous income	4
Gross investment income	$7,487

Real estate owned - book value less encumbrances	$9

Mortgage loans - book value:
Commercial mortgages	$22,340
Residential mortgages	2,484
Mezzanine loans	601
Total mortgage loans	$25,425

Mortgage loans by standing - book value:
Good standing	$24,779
Good standing with restructured terms	476
Interest overdue more than 90 days, not in foreclosure	11
Foreclosure in process	159
Total mortgage loans	$25,425

Partnerships - statement value	$8,026

Bonds and stocks of parents, subsidiaries and affiliates - statement value:
Bonds	$360
Common stocks	753

Bonds, short-term and cash equivalent bond investments by class and maturity:
Bonds, short-term and cash equivalent bond investments by maturity - statement value:
Due within one year or less	$5,004
Over 1 year through 5 years	24,935
Over 5 years through 10 years	28,471
Over 10 years through 20 years	18,570
Over 20 years	31,887
Total maturity	$108,867

Bonds, short-term and cash equivalent bond investments by class - statement value:
Class 1	$61,599
Class 2	40,244
Class 3	3,873
Class 4	2,918
Class 5	109
Class 6	124
Total by class	$108,867

Total bonds, short-term and cash equivalent bond investments publicly traded	$59,709
Total bonds, short-term and cash equivalent bond investments privately traded	49,158

Preferred stocks - statement value	$93
Common stocks - market value	927
Short-term investments - book value	387
Cash equivalents - book value	758
Options, caps and floors owned - statement value	818
Collar, swap and forward agreements open - statement value	(1,168)
Futures contracts open - current value	9
Cash on deposit	(194)

83

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES - (continued)

(in millions)	December 31, 2022
Life insurance in-force:
Industrial	$715
Ordinary	127,538
Credit	—
Group	3,701

Amount of accidental death insurance in-force under ordinary policies	4,649

Life insurance policies with disability provisions in-force:
Industrial	198
Ordinary	38,398
Group life	31

Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	712
Income payable	331

Ordinary - involving life contingencies:
Amount on deposit	275
Income payable	92

Group - not involving life contingencies:
Amount on deposit	1

Annuities:
Ordinary:
Immediate - amount of income payable	$1,379
Deferred, fully paid - account balance	65,407
Deferred, not fully paid - account balance	34,280

Group:
Amount of income payable	563
Fully paid - account balance	506
Not fully paid - account balance	15,702

Accident and health insurance - premiums in-force:
Other	$70
Group	—
Credit	—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$7,194
Dividend accumulations - account balance	511

Claim payments in 2022
Group accident & health:
2022	$—
2021	—
2020	—
2019	—
2018	—
Prior	160

Other accident & health:
2022	1
2021	(79)
2020	(57)
2019	(13)
2018	57
Prior	370

82

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

DECEMBER 31, 2022

(in millions)

1. The Company’s total admitted assets as of December 31, 2022 are $212 billion

The Company’s total admitted assets, excluding separate accounts, as of December 31, 2022 are $152 billion.

2. Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Carlyle Group	OIA	$1,443	0.90%
b.	AIG Global Real Estate Investment Corp	OIA RE	774	0.50
c.	Senior Direct Lending Program LLC	BONDS	774	0.50
d.	Amazon.com, Inc.	BONDS	679	0.40
e.	Duke Energy Corporation	BONDS	627	0.40
f.	American Electric Power Company, Inc.	BONDS	545	0.40
g.	Exelon Corporation	BONDS	530	0.30
h.	Microsoft Corporation	BONDS	500	0.30
i.	Anheuser-Busch InBev NV/SA	BONDS	497	0.30
j.	Comcast Corporation	BONDS	493	0.30

3. The Company’s total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds and Short-Term Investments			Preferred Stocks

NAIC Rating	Amount	Percentage of Total Admitted Assets	NAIC Rating	Amount	Percentage of Total Admitted Assets
NAIC - 1	$61,599	40.50%	P/RP - 1	$82	0.10%
NAIC - 2	40,244	26.50	P/RP - 2	4	—
NAIC - 3	3,873	2.50	P/RP - 3	—	—
NAIC - 4	2,918	1.90	P/RP - 4	—	—
NAIC - 5	109	0.10	P/RP - 5	7	—
NAIC - 6	124	0.10	P/RP - 6	—	—

4. Assets held in foreign investments:

		Amount	Percentage of Total Admitted Assets
a.	Total admitted assets held in foreign investments	$25,974	17.10%
b.	Foreign currency denominated investments	9,988	6.60
c.	Insurance liabilities denominated in that same foreign currency	—	—

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1	$23,394	15.40%
b.	Countries rated NAIC - 2	1,943	1.30
c.	Countries rated NAIC - 3 or below	637	0.40

83

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES - (continued)

DECEMBER 31, 2022

6. Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1
	Country 1: United Kingdom	$5,929	3.90%
	Country 2: Cayman Islands	4,238	2.80
b.	Countries rated NAIC - 2
	Country 1: Mexico	569	0.40
	Country 2: Indonesia	312	0.20
c.	Countries rated NAIC - 3 or below
	Country 1: British Virgin Isles	144	0.10
	Country 2: Dominican Republic	77	0.10

7. Aggregate unhedged foreign currency exposure:

	Amount	Percentage of Total Admitted Assets
Aggregate unhedged foreign currency exposure	$9,988	6.60%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1	$9,982	6.60%
b.	Countries rated NAIC - 2	5	—
c.	Countries rated NAIC - 3 or below	2	—

9. Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1
	Country 1: Ireland	$4,278	2.80%
	Country 2: United Kingdom	1,930	1.30
b.	Countries rated NAIC - 2
	Country 1:	3	—
	Country 2:	2	—
c.	Countries rated NAIC - 3 or below
	Country 1: Brazil	2	—
	Country 2:	—	—

84

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES - (continued)

DECEMBER 31, 2022

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

		NAIC Rating	Amount	Percentage of Total Admitted Assets
a.	5555180	MORTGAGE LOAN	$309	0.20%
b.	5555233	MORTGAGE LOAN	302	0.20
c.	5555207	MORTGAGE LOAN	290	0.20
d.	Royal Dutch Shell plc	NAIC 1 - Bonds	270	0.20
e.	5555143	MORTGAGE LOAN	253	0.20
f.	5555239	MORTGAGE LOAN	248	0.20
g.	Silver (BREDS)	Other invested Assest	244	0.20
h.	5555184	MORTGAGE LOAN	241	0.20
i.	Carlyle Group	Other invested Assest	210	0.10
j.	5555187	MORTGAGE LOAN	210	0.10

11. Assets held in Canadian investments are less than 2.5% of the reporting entity’s total admitted assets.

12. Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company’s total admitted assets.

13. The Company’s admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

		Amount	Percentage of Total Admitted Assets
a.	Carlyle Group	$1443	0.90%
b.	AIG Global Real Estate Investment Corp	774	0.50
c.	AIG Home Loan	425	0.30
d.	Silver (BREDS)	244	0.20
e.	SUNAMERICA INVESTMENT INC.	224	0.10
f.	Think Investments LLC	210	0.10
g.	AIG DECO Fund II LP	191	0.10
h.	AIG Commercial Real Estate Lending Holdings LLC	169	0.10
i.	Project Jermyn USD	166	0.10
j.	GENERAL ATLANTIC	166	0.10

85

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES - (continued)

DECEMBER 31, 2022

14. Assets held in nonaffiliated, privately placed equities:

		Amount	Percentage of Total Admitted Assets

Aggregate statement value of investment held in nonaffiliated, privately placed equities:		$2,340	1.50%

Largest three investments held in nonaffiliated, privately placed equities:
a.	AIG Home Loan 2 LLC	$425	0.30
b.	Carlyle Alternative Opportunities Fund L.P.	348	0.20
c.	Carlyle Credit Opportunities Fund II L.P.	271	0.20

Ten largest fund managers:

	Fund Manager	Total Invested	Diversified	Non- diversified
a.	Carlyle Group	$1,443	$1,443	$—
b.	AIG Global Real Estate Investment Corp	774	—	774
c.	AIG Home Loan	425	425	—
d.	Silver (BREDS)	244	—	244
e.	SUNAMERICA INVESTMENT INC.	224	224	—
f.	Think Investments LLC	210	210	—
g.	AIG DECO Fund II LP	191	191	—
h.	AIG Commercial Real Estate Lending Holdings LLC	169	—	169
i.	Project Jermyn USD	166	—	166
j.	GENERAL ATLANTIC	166	166	—

15. Assets held in general partnership interests are less than 2.5 percent of the Company’s total admitted assets.

16. Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

		Amount	Percentage of Total Admitted Assets
a.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002341, NY	$366	0.20%
b.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555180, DNK	309	0.20
c.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555233, DEU	302	0.20
d.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555207, GBR	290	0.20
e.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002930, CA	273	0.20
f.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002711, NJ	265	0.20
g.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR	253	0.20
h.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555239, DEU	248	0.20
i.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555184, GBR	241	0.20
j.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002917, NY	232	0.20

86

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES - (continued)

DECEMBER 31, 2022

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

		Amount	Percentage of Total Admitted Assets
a.	Construction loans	$1,949	1.30%
b.	Mortgage loans over 90 days past due	11	—
c.	Mortgage loans in the process of foreclosure	159	0.10
d.	Mortgage loans foreclosed	—	—
e.	Restructured mortgage loans	476	0.30

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

		Residential		Commercial		Agricultural
Loan-to-Value		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a.	above 95%	$—	— %	$385	0.30%	$—	— %
b.	91% to 95%	—	—	244	0.20	—	—
c.	81% to 90%	1	—	728	0.50	—	—
d.	71% to 80%	—	—	2,307	1.50	—	—
e.	below 70%	2,483	1.60	18,983	12.50	—	—

18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5 percent of the Company’s total admitted assets.

19. Assets held in mezzanine real estate loans are less than 2.5 percent of the Company’s total admitted assets.

20. The Company’s total admitted assets subject to the following types of agreements as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter

		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount

a.	Securities lending (do not include assets held as collateral for such transactions)	$—	— %	$1,886	$1,947	$—
b.	Repurchase agreements	1,933	1.30	217	225	236
c.	Reverse repurchase agreements	—	—	—	—	—
d.	Dollar repurchase agreements	—	—	—	—	—
e.	Dollar reverse repurchase agreements	—	—	—	—	—

87

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES - (continued)

DECEMBER 31, 2022

21. The Company’s potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a.	Hedging	$—	— %	$ —	— %
b.	Income generation	—	—	—	—
c.	Other	—	—	—	—

22. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a.	Hedging	$706	0.50%	$ 786	$ 739	$ 721
b.	Income generation	—	—	—	—	—
c.	Replications	—	—	—	—	—
d.	Other	—	—	—	—	—

23. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a.	Hedging	$142	0.10%	$113	$93	$88
b.	Income generation	—	—	—	—	—
c.	Replications	—	—	—	—	—
d.	Other	—	—	—	—	—

88

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

DECEMBER 31, 2022

(in millions)	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$1,314	0.9%	$1,314	$—	$1,314	0.9%
All other governments	2,629	1.8	2,629	—	2,629	1.8
U.S. states, territories and possessions, etc. guaranteed	268	0.2	268	—	268	0.2
U.S. political subdivisions of states, territories, and possessions, guaranteed	332	0.2	332	—	332	0.2
U.S. special revenue and special assessment obligations, etc. non-guaranteed	6,159	4.2	6,159	—	6,159	4.2
Industrial and miscellaneous	93,378	63.6	93,378	—	93,378	63.6
Hybrid securities	435	0.3	435	—	435	0.3
Parent, subsidiaries and affiliates	360	0.3	360	—	360	0.3
SVO identified funds	—	—	—	—	—	—
Unaffiliated Bank loans	3,580	2.4	3,580	—	3,580	2.4
Total long-term bonds	$108,455	73.9	$108,455	$—	$108,455	73.9
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	$93	0.1	$93	$—	$93	0.1
Parent, subsidiaries and affiliates	—	—	—	—	—	—
Total preferred stocks	$93	0.1	$93	$—	$93	0.1
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	$9	—	$9	$—	$9	—
Industrial and miscellaneous Other (Unaffiliated)	165	0.1	165	—	165	0.1
Parent, subsidiaries and affiliates Publicly traded	678	0.5	678	—	678	0.5
Parent, subsidiaries and affiliates Other	80	0.1	76	—	76	0.1
Mutual funds	—	—	—	—	—	—
Total common stocks	$932	0.6	$928	$—	$928	0.6
Mortgage loans:
Farm mortgages	$—	—	$—	$—	$—	—
Residential mortgages	2,484	1.7	2,484	—	2,484	1.7
Commercial mortgages	22,340	15.2	22,340	—	22,340	15.2
Mezzanine real estate loans	601	0.4	601	—	601	0.4
Total valuation allowance	(294)	(0.2)	(294)	—	(294)	(0.2)
Total mortgage loans	$25,131	17.1	$25,131	$—	$25,131	17.1
Real estate:
Properties occupied by company	$6	—	$6	$—	$6	—
Properties held for production of income	3	—	3	—	3	—
Properties held for sale	—	—	—	—	—	—
Total real estate	$9	—	$9	$—	$9	—
Cash, cash equivalents and short-term investments:
Cash	$(194)	(0.1)	$(194)	$—	$(194)	(0.1)
Cash equivalents	758	0.5	758	—	758	0.5
Short-term investments	387	0.3	387	—	387	0.3
Total cash, cash equivalents and short-term investments	$951	0.7	$951	$—	$951	0.7
Contract loans	$1,159	0.8	$1,138	$—	$1,138	0.8
Derivatives	466	0.3	466	—	466	0.3
Other invested assets	7,877	5.4	7,866	—	7,866	5.4
Receivables for securities	73	0.1	73	—	73	0.1
Securities Lending	—	—	—	—	—	—
Other invested assets	1,661	1.1	1,661	—	1,661	1.1
Total invested assets	$146,807	100.0%	$146,771	$—	$146,771	100%

89

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES

December 31, 2022

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply:             __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes [ ] No [ ] N/A [ X ]

2.

Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Yes [ ] No [ X ]

If yes, indicate the number of reinsurance contracts to which such provisions apply:             __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes [ ] No [ ] N/A [ X ]

3.

Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

(a)	Provisions that permit the reporting of losses to be made less frequently than quarterly;

(b)	Provisions that permit settlements to be made less frequently than quarterly;

(c)	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

(d)	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes [ ] No [ X ]

4.

Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period	Yes [ ] No [ X ]		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes [ X ] No [ ]		No

90

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES - (continued)

DECEMBER 31, 2022

5.

Has the Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

(a) Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes [ ] No [ X ] N/A [ ]

(b) Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes [ ] No [ X ] N/A [ ]

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:

91